Putnam
Asset
Allocation
Funds

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

3-31-00

[SCALE LOGO OMITTED]


Performance highlights

Putnam Asset Allocation Funds consist of three portfolios that target investors' various life stages and financial goals.

* Growth Portfolio is designed to seek maximum growth of an investment over time.

[GRAPHIC OMITTED: horizontal bar chart TARGETED PORTFOLIO STRUCTURE]

Targeted portfolio structure*

Large-cap growth stocks                    25%
Small-cap growth stocks                    15
Value stocks                               25
International equities                     15
Domestic fixed-income securities            5
International fixed-income securities       5
High-yield securities                       5
Cash and money market securities            5


* Balanced Portfolio is designed to seek total return for investors in their peak accumulation years.


[GRAPHIC OMITTED: horizontal bar chart TARGETED PORTFOLIO STRUCTURE]

Targeted portfolio structure*

Large-cap growth stocks                    20%
Small-cap growth stocks                    10
Value stocks                               20
International equities                     15
Domestic fixed-income securities           10
International fixed-income securities      10
High-yield securities                      10
Cash and money market securities            5


* Conservative Portfolio is designed to seek income while protecting the original value of the investment for investors concerned about maintaining their purchasing power.


[GRAPHIC OMITTED: horizontal bar chart TARGETED PORTFOLIO STRUCTURE]

Targeted portfolio structure*

Large-cap growth stocks                    10%
Small-cap growth stocks                     5
Value stocks                               10
International equities                     10
Domestic fixed-income securities           35
International fixed-income securities      15
High-yield securities                      10
Cash and money market securities            5

Footnote reads:
*The targeted portfolio represents the ideal allocation of assets among the various investment categories assuming that all security markets are displaying historical tendencies and that no extraordinary opportunities exist within any category.

Allocations in each portfolio will vary over time.



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

{COPYRIGHT] Karsh, Ottawa

Dear Shareholder:

The markets continued to provide their share of challenges and opportunities as the Putnam Asset Allocation Funds closed their books on the first half of fiscal year 2000. In the following report, the funds' managers discuss performance for the period and prospects for the months ahead.

This is the last letter to you and the other shareholders of Putnam Asset Allocation Funds that I will be signing. After more than 30 years as Chairman of the Trustees and President of the Putnam Funds, the time has come for me to step aside. In June, John Hill will become Chairman. John is currently an independent Trustee and has served on the board for the past 14 years. In addition, my son, George Putnam, III, will take on the role of President. I am confident that the leadership of the funds will be in exceptionally strong hands.

I will become Chairman Emeritus, remain a Putnam shareholder, and stay in close touch with the funds. It has been my privilege to serve you.

Respectfully yours,

/S/ GEORGE PUTNAM
George Putnam
Chairman of the Trustees
May 17, 2000



Report from the Fund Managers
William J. Landes and
the Global Asset Allocation Team

The first quarter of 2000 continued in largely the same vein as the final quarter of 1999. Stocks once again outperformed bonds, and within the equity universe, the stocks of rapidly growing companies outperformed more traditional value stocks. Stock market volatility rose significantly, with record swings occurring after the period's close. International markets largely followed the same trends, but the rising value of the dollar diminished the performance of various international securities. The relative underweight in value stocks contributed to the funds' positive return during the six-month period. Given the rising volatility in the equity markets worldwide, the funds continue to favor bonds slightly.

* U.S. EQUITY MARKET FIGHTS UPHILL BATTLE; TREASURIES RALLY

U.S. equities continued to provide strong performance as the bull market entered its tenth consecutive year, but rising inflation created strong headwinds. After a difficult 1999, Treasury bonds benefited from the government's debt-reduction program, while spread sectors generally earned higher yields.

Stocks: The small subset of issues that are known as "new economy" stocks performed extremely well during the period, based on record profit growth and investor optimism. However, they did so in an otherwise negative market, with far more stocks recording losses than gains. With economic growth surging (including a 7.3% annualized growth rate in the fourth quarter of 1999), labor markets tightening, and price indexes showing signs of acceleration, we expect the Federal Reserve Board will push up interest rates several more times in the coming months. For companies with little or no pricing power -- an expanding category in the age of the Internet -- this is a challenging environment in which to grow earnings. As a result, we continued to employ a strategy that was underexposed to general stock market risk and selectively overweight in what we consider attractive industries and companies.

Bonds: During the period's first half, U.S. Treasury bonds performed relatively poorly, hurt by the Fed's restrictive monetary policy and a growing fear of inflation. However, two factors intervened in recent months to offset the negative rate environment and boost the performance of Treasury bonds. First, increased volatility in the stock market prompted investors to seek the safety of AAA-rated Treasuries. Second, the Treasury Department announced plans to pay off roughly $17 billion in public debt and suggested bigger debt repayments would follow. The anticipated reduction in the supply of Treasury bonds promises to tip the supply/demand balance in favor of investors who own existing issues, and the sector rallied sharply as a result.

Among U.S. spread sectors, the portfolios' mortgage-backed securities provided more stable performance during the year. Mortgage-backed securities are somewhat insulated from a rising interest-rate environment because they offer premium yields to compensate for the risk of prepayment. The U.S. high-yield market lagged. Rising interest rates, equity market weakness, rising default rates in some areas, and Y2K-related fears prompted many investors to seek less-risky fixed-income investments. Despite negative investor sentiment, we continue to believe that the high-yield sector is laden with income and price appreciation opportunities. The solid fundamentals of the U.S. economy, U.S. corporate earnings strength, and sustained overseas demand for U.S. products continue to create a favorable backdrop for many high-yield debt issuers.


[GRAPHIC OMITTED: worm chart WORLD FIXED-INCOME MARKETS]

WORLD FIXED-INCOME MARKETS

Growth of a $10,000 Investment

                                                       Salomon Brothers
                   First Boston     Lehman Brothers        Non-U.S.
                   High Yield          Aggregate      World Government
Date               Bond Index         Bond Index         Bond Index

3/31/99              10,000             10,000             10,000
4/30/99              10,221             10,032              9,985
5/31/99              10,111              9,944              9,784
6/30/99              10,116              9,912              9,551
7/31/99              10,121              9,870              9,886
8/31/99              10,031              9,865              9,950
9/30/99               9,954              9,979             10,135
10/31/99              9,905             10,016             10,124
11/30/99             10,040             10,016              9,985
12/31/99             10,161              9,967              9,975
1/31/00              10,121              9,935              9,675
2/29/00              10,183             10,055              9,524
3/31/00             $10,030            $10,187             $9,860

Footnote reads:
See page 12 for descriptions of the indexes. Past performance is not indicative of future results. The above is not intended to represent the returns of any fund.


* INTERNATIONAL EQUITY MARKETS FAVORED OVER U.S. MARKETS

The international equity markets provided attractive opportunities during the period, thanks to a steady improvement in the outlook for both Japanese and European equities. In contrast, most bond markets outside the United States provided lackluster results, hampered by rising rates and a strong U.S. dollar.

Stocks: We maintained a moderate overweight in Continental Europe during the period. The economic data coming out of the euro zone have been stronger than expected, and we anticipate that the recent weakness of the euro will boost Europe's largest, export-oriented companies. At the end of March, the portfolios were overweighted in France and Germany, given France's burgeoning technology and telecommunications sectors and Germany's industrial bias and solid market positions.

Despite the chronic weakness of the Japanese economy, Japan's equity market continues to offer attractive opportunities, and the portfolios continue to emphasize select Japanese stocks. We expect underlying profits in the Japanese manufacturing sector to grow by 25% to 30% in 2000, which should translate into strong equity market performance given the country's low interest rates and inflation.

The prospects for emerging equity markets also remain favorable. Latin America is particularly attractive in our opinion, based on the generally solid performance of its economies and prospects that commodity prices worldwide will continue to firm. We also favor developing markets in Asia, which have proved their resilience after the setbacks of 1997/1998.


[GRAPHIC OMITTED: worm chart WORLD FIXED-INCOME MARKETS]

WORLD FIXED-INCOME MARKETS

Growth of a $10,000 Investment

               Standard & Poor's    Russell 2000        MSCI EAFE
Date              500 Index            Index              Index

3/31/99             10,000             10,000             10,000
4/30/99             10,387             10,896             10,405
5/31/99             10,142             11,055             98,69
6/30/99             10,705             11,555             10,254
7/31/99             10,371             11,238             10,559
8/31/99             10,319             10,822             10,597
9/30/99             10,036             10,825             10,704
10/31/99            10,671             10,868             11,105
11/30/99            10,888             11,517             11,491
12/31/99            11,530             12,821             12,522
1/31/99             10,950             12,615             11,727
2/29/00             10,743             14,698             12,042
3/31/00            $11,794            $13,729            $12,509

Footnote reads:
See page 12 for descriptions of the indexes. Past performance is not indicative of future results. The above is not intended to represent the returns of any fund.


Bonds: The accelerating pace of global economic growth was less beneficial for foreign fixed-income markets, and we continued to underweight non-U.S. bonds in our portfolios. The weak euro provided an additional dampening effect for bonds in that region, as their returns were diminished when translated into the rising U.S. dollar.

On the other hand, emerging-markets bonds have been the best performing fixed-income asset class in the world due in large part to the recoveries underway in many world economies and a willingness on the part of investors to participate in emerging markets once again.

* STRATEGY AND OUTLOOK

The extreme volatility that engulfed U.S. stocks after the close of the period confirmed the view that international equity markets are now more attractive from a valuation standpoint than U.S. equities -- something our quantitative models have been telling us for months. Within the international stock portions of our portfolios, we are emphasizing Germany, France, and Japan over the United Kingdom, Switzerland, and Spain. We also expect to maintain our weighting in the emerging markets, which continue to benefit from economic growth in the United States and Europe.

In the United States, we think the Fed is likely to raise rates at least once more to prevent an outbreak of inflation. Therefore, we expect to bolster our position in spread sector bonds, which tend to be less affected by rising rates. At some point this year, however, the Fed's monetary tightening is likely to weigh heavily on the U.S. economy. Slower growth will eventually lead to lower rates and, it is hoped, better returns across the entire fixed-income market. As always, we will continue to take full advantage of the portfolios' ability to diversify across all asset classes, focusing on what we believe are the most promising opportunities for income and growth.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. While these holdings and others discussed in the report were viewed favorably as of 3/31/00, all are subject to review and adjustment in accordance with the portfolios' investment strategies and may well vary in the future. International investing may include risks such as currency fluctuations, economic instability, and political developments.


Performance summary

* GROWTH PORTFOLIO



TOTAL RETURNS FOR PERIOD ENDED 3/31/00
Change in value during period plus reinvested distributions

                  Class A             Class B            Class C             Class M
Inception dates   (2/8/94)           (2/16/94)           (9/1/94)            (2/3/95)
                NAV      POP       NAV       CDSC      NAV      CDSC       NAV      POP
------------------------------------------------------------------------------------------
6 months        19.00%   12.13%    18.59%    13.59%    18.61%   17.61%     18.71%   14.58%
------------------------------------------------------------------------------------------
1 year          22.68    15.62     21.78     16.78     21.74    20.74      22.17    17.88
------------------------------------------------------------------------------------------
5 years        140.85   127.02    132.11    130.11    131.89   131.89     134.85   126.51
Annual average  19.22    17.82     18.34     18.14     18.32    18.32      18.62    17.77
------------------------------------------------------------------------------------------
Life of fund   148.81   134.47    137.95    137.95    136.52   136.52     141.20   132.75
Annual average  16.00    14.89     15.16     15.16     15.05    15.05      15.42    14.75
------------------------------------------------------------------------------------------




PRICE AND DISTRIBUTION INFORMATION 6 months ended 3/31/00

                  Class A           Class B         Class C         Class M
Share value     NAV     POP           NAV             NAV         NAV     POP
------------------------------------------------------------------------------------------
9/30/99        $14.35  $15.23       $14.12           $14.00      $14.15  $14.66
------------------------------------------------------------------------------------------
3/31/00        15.27    16.20        15.05            14.91       15.07   15.62
------------------------------------------------------------------------------------------




                                                   Capital gains
                                Investment      Long          Short
Distributions         Number     income         term          term         Total
---------------------------------------------------------------------------------
Class A                 1       $0.1590        $1.247        $0.318        $1.724
---------------------------------------------------------------------------------
Class B                 1        0.0560         1.247         0.318         1.621
---------------------------------------------------------------------------------
Class C                 1        0.0560         1.247         0.318         1.621
---------------------------------------------------------------------------------
Class M                 1        0.0860         1.247         0.318         1.651
---------------------------------------------------------------------------------


Past performance is not indicative of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and, in the case of class B and class M shares, the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Returns reflect an expense limitation previously in effect, without which returns would have been lower.


* BALANCED PORTFOLIO



TOTAL RETURNS FOR PERIOD ENDED 3/31/00
Change in value during period plus reinvested distributions

                    Class A           Class B            Class C           Class M
Inception dates    (2/7/94)          (2/11/94)           (9/1/94)          (2/6/95)
                 NAV      POP       NAV      CDSC      NAV      CDSC     NAV      POP
----------------------------------------------------------------------------------------
6 months         16.99%   10.26%    16.57%   11.57%    16.52%   15.52%   16.65%   12.61%
----------------------------------------------------------------------------------------
1 year           19.54    12.66     18.78    13.78     18.64    17.64    18.90    14.72
----------------------------------------------------------------------------------------
5 years         119.57   107.00    111.75   109.75    111.31   111.31   114.92   107.39
Annual average   17.03    15.66     16.19    15.97     16.14    16.14    16.53    15.71
----------------------------------------------------------------------------------------
Life of fund    125.18   112.20    115.24   115.24    113.83   113.83   118.86   111.20
Annual average   14.13    13.04     13.30    13.30     13.18    13.18    13.61    12.95
----------------------------------------------------------------------------------------





PRICE AND DISTRIBUTION INFORMATION 6 months ended 3/31/00

                  Class A          Class B       Class C        Class M
Share value     NAV     POP          NAV           NAV        NAV      POP
---------------------------------------------------------------------------------------
9/30/99        $12.28  $13.03      $12.22        $12.15      $12.26   $12.70
---------------------------------------------------------------------------------------
3/31/00         13.22   14.03       13.15         13.06       13.19    13.67
---------------------------------------------------------------------------------------




                                                  Capital gains
                               Investment      Long         Short
Distributions        Number      income        term         term         Total
-------------------------------------------------------------------------------
Class A                2        $0.154        $0.805       $0.126        $1.085
-------------------------------------------------------------------------------
Class B                2         0.106         0.805        0.126         1.037
-------------------------------------------------------------------------------
Class C                2         0.108         0.805        0.126         1.039
-------------------------------------------------------------------------------
Class M                2         0.122         0.805        0.126         1.053
-------------------------------------------------------------------------------


Past performance is not indicative of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and, in the case of class B and class M shares, the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Returns reflect an expense limitation previously in effect, without which returns would have been lower.

* CONSERVATIVE PORTFOLIO



TOTAL RETURNS FOR PERIOD ENDED 3/31/00
Change in value during period plus reinvested distributions

                    Class A              Class B              Class C            Class M
Inception dates     (2/7/94)            (2/18/94)             (9/1/94)           (2/7/95)
                  NAV      POP        NAV       CDSC        NAV      CDSC      NAV      POP
----------------------------------------------------------------------------------------------
6 months           7.67%    1.52%      7.20%    2.20%        7.29%    6.29%     7.32%    3.53%
----------------------------------------------------------------------------------------------
1 year             8.33     2.09       7.46     2.46         7.57     6.57      7.72     3.94
----------------------------------------------------------------------------------------------
5 years           72.29    62.45      66.06    64.06        66.35    66.35     68.35    62.54
Annual average    11.49    10.19      10.68    10.41        10.71    10.71     10.98    10.20
----------------------------------------------------------------------------------------------
Life of fund      74.90    64.82      67.25    67.25        66.75    66.75     69.70    63.75
Annual average     9.53     8.48       8.74     8.74         8.68     8.68      8.99     8.36
----------------------------------------------------------------------------------------------




PRICE AND DISTRIBUTION INFORMATION 6 months ended 3/31/00

                         Class A          Class B        Class C        Class M
Share value            NAV     POP          NAV            NAV        NAV     POP
----------------------------------------------------------------------------------------------
9/30/99               $10.40  $11.03      $10.37          $10.34     $10.37  $10.75
----------------------------------------------------------------------------------------------
3/31/00                10.54   11.18       10.50           10.48      10.50   10.88
----------------------------------------------------------------------------------------------




                                                  Capital gains
                                Investment      Long          Short
Distributions        Number      income         term          term         Total
---------------------------------------------------------------------------------
Class A                3        $0.264        $0.295        $0.088        $0.647
--------------------------------------------------------------------------------
Class B                3         0.225         0.295         0.088         0.608
--------------------------------------------------------------------------------
Class C                3         0.222         0.295         0.088         0.605
--------------------------------------------------------------------------------
Class M                3         0.237         0.295         0.088         0.620
--------------------------------------------------------------------------------


Past performance is not indicative of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and, in the case of class B and class M shares, the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Returns reflect an expense limitation previously in effect, without which returns would have been lower.


COMPARATIVE INDEX RETURNS FOR PERIOD ENDED 3/31/00 (Cumulative total returns)

                     Lehman Bros.   Standard       Russell    First Boston    Consumer
                      Aggregate     & Poor's        2000       High Yield      price
                      Bond Index   500 Index       Index       Bond Index      index
-------------------------------------------------------------------------------------
6 months                2.08%        17.51%        26.84%         0.77%         2.03%
-------------------------------------------------------------------------------------
1 year                  1.87         17.94         37.29          0.30          3.69
-------------------------------------------------------------------------------------
5 years                41.20        227.30        121.47         45.56         13.15
Annual average          7.14         26.75         17.23          7.79          2.50
-------------------------------------------------------------------------------------
Life of fund           42.08        251.95        120.56         48.28         17.10
Annual average          5.86         22.65         13.69          6.60          2.59
-------------------------------------------------------------------------------------


The performance of each index will differ from that of the funds, assume reinvestment of all distributions, and does not take into account brokerage commissions or other costs. The funds' portfolios contain securities that do not match those in the indexes. Past performance is not indicative of future results.

COMPARATIVE BENCHMARKS

Lehman Brothers Aggregate Bond Index is an unmanaged list consisting of securities from Lehman Brothers Government/Corporate Bond Index,
Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

Standard & Poor's 500 Index is an unmanaged list of common stocks that is frequently used as a general measure of stock market performance.

Russell 2000 Index is an unmanaged list of common stocks that is frequently used as a general performance measure of stocks of small to midsize companies.

First Boston High Yield Bond Index is an unmanaged list of lower-rated, higher-yielding U.S. corporate bonds.

Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged list of equity securities from Europe, Australasia, and the Far East, with values expressed in U.S. dollars.

Salomon Brothers Non-U.S. World Government Bond Index is an unmanaged list of bonds issued by 10 countries.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your funds' class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


A guide to the financial statements

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-ended funds, a separate table is provided for each share class.



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Portfolio of investments owned
March 31, 2000 (Unaudited)


                                             GROWTH                         BALANCED                      CONSERVATIVE
                                                       70.6%                           60.8%                           16.6%
COMMON STOCKS (a)                     Shares           Value          Shares           Value          Shares           Value

Basic Materials                                         3.2%                            2.0%                            0.6%
----------------------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc.
(Canada) (NON)                       114,090    $  1,098,230              --     $        --              --     $        --
Air Products & Chemicals, Inc.         1,700          48,344           3,000          85,313              --              --
Airgas, Inc. (NON)                    55,400         460,513          79,400         660,013              --              --
Akzo-Nobel N.V.
(Netherlands) (NON)                  107,736       4,588,799          74,484       3,172,497           9,123         388,576
Albany International Corp.            25,600         379,200          36,500         540,656              --              --
Alcoa, Inc.                           19,200       1,348,800          26,700       1,875,675           3,000         210,750
Allegheny Technologies,
Inc.                                   1,100          22,069           1,900          38,119              --              --
Anglogold, Ltd. (South
Africa)                                6,100         294,947              --              --              --              --
Aracruz Celulose S.A. ADR
(Brazil)                             201,600         426,439              --              --              --              --
Arkivator AB (Sweden)                 20,009         897,244              --              --              --              --
Asahi Glass Co., Ltd. (NON)           68,000         581,889              --              --              --              --
Avery Dennison Corp.                  23,600       1,441,075          35,000       2,137,188           4,000         244,250
BASF AG (Germany)                      3,200         151,578              --              --              --              --
BOC Group Plc                         80,288       1,568,826              --              --              --              --
BWAY Corp. (NON)                      26,500         202,063          37,800         288,225              --              --
Bemis Company, Inc.                      500          18,438             900          33,188              --              --
Billiton Plc (United
Kingdom)                             142,600         673,322              --              --              --              --
Bowater, Inc.                            300          16,013             500          26,688              --              --
Broken Hill Proprietary
Co., Ltd. (Australia)                 19,200         208,075              --              --              --              --
CK Witco Corp.                        46,900         477,794          66,600         678,488              --              --
CRH Plc (Ireland) (NON)              143,748       2,573,988         169,506       3,035,217          20,628         369,370
CSR, Ltd. (Australia)                102,655         215,740              --              --              --              --
Celanese AG (Germany) (NON)                4              81               6             129               2              40
Caraustar Industries, Inc.            21,300         300,863          30,400         429,400              --              --
Carpenter Technology Corp.            15,400         320,513          22,200         462,038              --              --
Cemex S.A. de CV ADR
(Mexico) (NON)                        30,300         685,538              --              --              --              --
Champion International
Corp.                                    800          42,600           1,400          74,550              --              --
Clariant AG (Switzerland)              6,102       2,294,481           5,055       1,900,787             621         233,509
Coflexip S.A. (France)                 4,700         516,178              --              --              --              --
Companhia Brasileira de
Distribuicao Grupo Pao de
Acucar ADR (Brazil)                    4,300         153,660              --              --              --              --
Companhia Vale do Rio Doce
ADR (Brazil)                          31,500         854,438              --              --              --              --
Compania Siderurgica
Nacional (Brazil)                      8,700         308,888              --              --              --              --
Compania de Minas
Buenaventura S.A. ADR
(Peru)                                 7,700         134,750              --              --              --              --
Corporacion Interamericana
de Entretenimiento S.A.
(Mexico) (NON)                        92,750         467,209              --              --              --              --
De Beers-Centenary (South
Africa) (NON)                         23,000         539,476              --              --              --              --
Delta & Pine Land Co.                 19,100         377,225          35,000         691,250              --              --
Dow Chemical Co.                      19,535       2,226,990          26,995       3,077,430           3,315         377,910
Draka Holding N.V.
(Netherlands)                          6,841         432,168              --              --              --              --
Eastman Chemical Co.                     800          36,400           1,400          63,700              --              --
Ecolab, Inc.                           1,100          40,356           1,900          69,706              --              --
Engelhard Corp.                        1,600          24,200           2,800          42,350              --              --
Enka Holding Yatirim A.S.
(Turkey)                           2,737,300         686,378              --              --              --              --
Ferro Corporation                     20,900         372,281          29,800         530,813              --              --
Fort James Corp.                         700          15,400           1,200          26,400              --              --
Freeport-McMoRan Copper &
Gold Co., Inc. Class B
(NON)                                  1,700          20,506           3,000          36,188              --              --
Georgia Pacific Corp.                  1,300          51,431           2,300          90,994              --              --
Gerdau S.A. (Brazil)                  16,100         422,219              --              --              --              --
Grupo Mexico S.A. (Mexico)           129,700         608,473              --              --              --              --
H.B. Fuller Co.                        8,400         335,475          11,900         475,256              --              --
Hanna (M.A.) Co.                      93,800       1,061,113         134,000       1,515,875              --              --
Hanwha Chemical Corp.
(South Korea) (NON)                   29,200         223,294              --              --              --              --
Henkel KGaA (Germany)                 13,540         737,050              --              --              --              --
Hercules, Inc.                         1,000          16,125           1,800          29,025              --              --
Impala Platinum Holdings,
Ltd.                                  20,000         695,999              --              --              --              --
International Paper Co.                2,400         102,600           4,200         179,550              --              --
Ispat International NV
(Netherlands)                         53,153         790,651              --              --              --              --
Jefferson Smurfit Group Plc
(Ireland)                            476,581       1,108,075              --              --              --              --
LESCO, Inc.                           16,600         279,088          23,800         400,138              --              --
Lafarge Coppee (France)               17,225       1,465,684          24,200       2,059,190           2,996         254,931
Malyaysian Pacific
Industries Berhad
(Malaysia)                            37,900         508,671              --              --              --              --
Material Sciences Corp. (NON)         26,000         351,000          37,200         502,200              --              --
Mead Corp.                            46,900       1,638,569          63,000       2,201,063           8,400         293,475
Minnesota Mining &
Manufacturing Co.                     32,600       2,887,138          36,300       3,214,819           4,100         363,106
Miracle Holding AG
(Switzerland) (NON)                      300         126,141              --              --              --              --
Mississippi Chemical Corp.            53,600         365,150          76,400         520,475              --              --
Monsanto Co.                           5,400         278,100           9,500         489,250              --              --
Nan Ya Plastic Corp.
(Taiwan)                             177,000         410,747              --              --              --              --
National Petrochemical Co.            93,400          98,705              --              --              --              --
Newmont Mining Corp.                   1,000          22,438           1,800          40,388              --              --
Nippon Sanso Corp. (Japan)           133,000         375,471              --              --              --              --
Norske Skogindustrier ASA
(Norway)                                 800          23,908              --              --              --              --
Nucor Corp.                              800          40,000           1,400          70,000              --              --
Omnova Solutions, Inc.                87,800         493,875          83,600         470,250              --              --
Owens-Illinois, Inc. (NON)            46,400         783,000          70,600       1,191,375           8,400         141,750
P.H. Glatfelter Co.                   24,900         264,563          36,000         382,500              --              --
PPG Industries, Inc.                  33,100       1,731,544          45,267       2,368,030           5,792         302,994
Pioneer International, Ltd.
(Australia)                           94,700         258,268              --              --              --              --
Pohang Iron & Steel
Company, Ltd. (South
Korea)                                 8,610         842,284           1,365         133,533              --              --
Pohang Iron & Steel
Company, Ltd. ADR (South
Korea)                                23,300         640,750          20,500         563,750              --              --
Praxair, Inc.                         19,300         803,363          35,000       1,456,875           4,500         187,313
Quanex Corp.                          16,100         289,800          23,300         419,400              --              --
Reliance Industries, Ltd.
(Poland)                              92,900         670,885              --              --              --              --
Reliance Steel & Aluminum
Co.                                   18,300         409,463          26,700         597,413              --              --
Reynolds Metal Co.                       300          20,063             500          33,438              --              --
Rhodia S.A. (France)                  25,300         451,820              --              --              --              --
Rio Tinto, Ltd. (Australia)           15,800         224,712              --              --              --              --
Rohm & Haas Co.                          900          40,163           1,600          71,400              --              --
Sapa AB (Sweden)                      32,909         610,440              --              --              --              --
Sappi, Ltd. (South Africa)           164,988       1,279,839              --              --              --              --
Sealed Air Corp. (NON)                 1,000          54,313           1,800          97,763              --              --
Shin-Etsu Chemical Co.
(Japan)                               13,000         791,150              --              --              --              --
SKF Corp. AB (Sweden) (NON)           17,745         383,505          30,660         662,624           3,716          80,310
SKF Corp. AB Class B,
(Sweden) (NON)                        38,200         847,653              --              --              --              --
Smurfit-Stone Container
Corp. (NON)                            1,400          23,713           2,500          42,344              --              --
Sonoco Products Co.                      900          21,150           1,600          37,600              --              --
Stora Enso Oyj Class A
(Finland)                                 --              --              --              --           1,646          17,999
Stora Enso Oyj Class R
(Finland)                             49,822         532,896          86,004         919,899           9,089          97,216
Svenska Cellulosa AB (SCA)
Class B, (Sweden)                     37,600         886,485              --              --              --              --
Taiyo Ink Manufacturing
(Japan)                                7,440         588,688              --              --              --              --
Teijin, Ltd. (Japan)                 188,000         798,867              --              --              --              --
Temple Inland, Inc.                    5,500         273,969           5,400         268,988             860          42,839
Union Carbide Corp.                      800          46,650           1,400          81,638              --              --
Usiminas (Brazil)                     64,900         323,565              --              --              --              --
WTK Holdings Berhad
(Malaysia)                            47,000         168,215              --              --              --              --
Wausau-Mosinee Paper Corp.            27,500         355,781          39,200         507,150              --              --
Weyerhaeuser Co.                      47,600       2,713,200          63,700       3,630,900           8,300         473,100
Willamette Industries, Inc.              900          36,113           1,600          64,200              --              --
du Pont (E.I.) de Nemours &
Co., Ltd.                             39,318       2,078,939          56,013       2,961,687           5,900         311,963
                                              --------------                  --------------                  --------------
                                                  64,306,964                      48,726,988                       4,391,401

Capital Goods                                           2.8%                            2.0%                            0.4%
----------------------------------------------------------------------------------------------------------------------------
AAR Corp.                             49,700         829,369          71,100       1,186,481              --              --
ABB, Ltd. (Switzerland)                2,600         298,294              --              --              --              --
Abengoa S.A. (Spain)                  11,140         359,588              --              --              --              --
Aeroflex, Inc. (NON)                   8,800         435,600          20,100         994,950              --              --
Alliant Techsystems, Inc.
(NON)                                  9,400         553,425          13,500         794,813              --              --
Altran Technologies S.A.
(France)                               6,650       1,619,441              --              --              --              --
Ameron International Corp.             7,100         252,494          10,200         362,738              --              --
Amkor Technology, Inc.
(NON)                                  6,600         350,213              --              --              --              --
Anaren Microwave, Inc.
(NON)                                  2,800         268,450           6,400         613,600              --              --
Applied Power, Inc.                   19,600         558,600          27,600         786,600              --              --
Aviall, Inc. (NON)                    26,300         221,906          37,500         316,406              --              --
B.F. Goodrich Co. (The)                1,000          28,688           1,800          51,638              --              --
BE Aerospace, Inc. (NON)              45,300         266,138          64,600         379,525              --              --
BEI Technologies, Inc.                25,000         442,188          35,600         629,675              --              --
Boeing Co.                            62,100       2,355,919          87,100       3,304,356          10,000         379,375
Bombardier, Inc. (Canada)             24,500         616,219              --              --              --              --
Bouygues S.A. (France)                 5,675       4,487,450           5,098       4,031,193             625         494,213
British Aerospace plc                102,600         578,402              --              --              --              --
C&D Technologies, Inc.                10,900         643,100          12,900         761,100              --              --
Canon, Inc. (Japan) (NON)             44,000       1,912,670              --              --              --              --
Caterpillar, Inc.                      1,500          59,156           2,600         102,538              --              --
Cooper Industries, Inc.                  800          28,000           1,400          49,000              --              --
Daisytek International
Corp. (NON)                           10,100         159,706          23,200         366,850              --              --
Deere (John) & Co.                       600          22,800           1,100          41,800              --              --
Disco Corp. (Japan)                    8,850       1,599,346              --              --              --              --
Dover Corp.                            1,500          71,813           2,600         124,475              --              --
Eaton Corp.                           21,825       1,702,350          29,400       2,293,200           3,885         303,030
Electro Scientific
Industries, Inc. (NON)                 2,000         116,000              --              --              --              --
Emerson Electric Co.                  47,800       2,527,425          65,700       3,473,888           8,000         423,000
Empresa Bras Aeronautica
(Brazil)                              89,900         417,115              --              --              --              --
Falcon Products, Inc.                 22,800         272,175          32,500         387,969              --              --
Fluor Corp.                              700          21,700           1,200          37,200              --              --
Fuji Machine Manufacturing
Co., Ltd. (Japan)                      3,200         238,507           5,700         424,841             600          44,720
Fujitec Co., Ltd. (Japan)             44,000         371,789              --              --              --              --
Furukawa Electric Co., Ltd.
(The) (Japan) (NON)                   34,000         572,922              --              --              --              --
Gardner Denver, Inc. (NON)            29,800         560,613          44,200         831,513              --              --
General Dynamics Corp.                 1,600          79,600           2,800         139,300              --              --
General Motors Corp. Class
H (NON)                                  800          99,600           1,400         174,300              --              --
Hilti AG (Switzerland)                   485         375,811              --              --              --              --
HON Industries, Inc.                  22,400         576,800          35,200         906,400              --              --
IFCO Systems N.V.
(Netherlands) (NON)                    3,800          89,818              --              --              --              --
IJM Copr. Berhad (Malaysia)          298,000         315,261              --              --              --              --
Illinois Tool Works, Inc.             33,820       1,868,555          46,180       2,551,445           5,745         317,411
Ingersoll-Rand Co.                     1,100          48,675           1,900          84,075              --              --
Insituform Technologies,
Inc. (NON)                            14,300         437,938          23,800         728,875              --              --
JLK Direct Distribution,
Inc. (NON)                            21,500         196,188          34,400         313,900              --              --
Johnson Controls, Inc.                11,800         637,938          16,100         870,406           2,000         108,125
KCI Konecranes
International Plc
(Finland)                             28,135         865,179              --              --              --              --
Kaydon Corp.                           4,400         120,175           6,200         169,338              --              --
Keyence Corp (Japan)                   3,850       1,541,956              --              --              --              --
Klockner Windsor India,
Ltd. (India) (NON)                    36,200         316,750          56,600         495,250              --              --
Kurita Water Industries,
Ltd. (Japan)                          16,000         311,029              --              --              --              --
Larsen & Toubro, Ltd. GDR
(India)                               32,200         212,572              --              --              --              --
Lincoln Electric Holdings,
Inc.                                  16,200         391,838          23,100         558,731              --              --
Lockheed Martin Corp.                 50,200       1,025,963          69,200       1,414,275           8,700         177,806
MSC Industrial Direct Co.,
Inc. Class A (NON)                    37,600         676,800          53,700         966,600              --              --
Malaysian Resources Corp.
(Israel) (NON)                       190,000         215,006              --              --              --              --
MasTec, Inc. (NON)                     5,100         453,900              --              --              --              --
Milacron, Inc.                        38,500         555,844          54,600         788,288              --              --
Newport News Shipbuilding,
Inc.                                   5,600         169,400           8,000         242,000              --              --
Northrop Grumman Corp.                   600          31,763           1,100          58,231              --              --
PACCAR, Inc.                             500          25,000             900          45,000              --              --
Parker-Hannifin Corp.                    600          24,788           1,100          45,444              --              --
Pentair, Inc.                          8,900         329,856          12,900         478,106              --              --
Pitney Bowes, Inc.                    14,000         625,625          19,400         866,938           2,300         102,781
Primex Technologies, Inc.             22,900         488,056          33,100         705,444              --              --
Raytheon Co. Class B                   3,775          67,006           6,000         106,500             165           2,929
Regal-Beloit Corp.                    17,800         311,500          25,200         441,000              --              --
Reynolds and Reynolds Co.
(The) Class A                            900          24,300           1,600          43,200              --              --
Ricoh Co., Ltd. (Japan)
(NON)                                 28,000         601,739              --              --              --              --
Rockwell International
Corp.                                  1,900          79,444           3,300         137,981              --              --
Rolls-Royce Plc (United
Kingdom) (NON)                        76,500         247,612              --              --              --              --
Roper Industries, Inc.                15,400         522,638          21,600         733,050              --              --
SLI, Inc.                              3,500          59,500           5,000          85,000              --              --
SMC Corp.                              6,900       1,449,155              --              --              --              --
Safety-Kleen Corp. (NON)                  --              --          60,100          78,881              --              --
Sandvik AB Class A,
(Sweden)                              16,914         433,963          23,653         606,866           3,042          78,049
Sandvik AB Class B,
(Sweden)                              16,955         438,934          29,270         757,747           3,804          98,479
Schneider Electric S.A.
(France)                              18,200       1,159,313              --              --              --              --
Siebe Plc (United Kingdom)           562,777       2,495,979         339,897       1,507,481          41,973         186,155
Siemens AG (Germany)                   7,700       1,106,702              --              --              --              --
Signal Technology Corp.
(NON)                                 11,900         310,888          27,100         707,988              --              --
Soc Generale D'enterprises
(France)                              11,270         429,545              --              --              --              --
Standard Register Co. (The)           19,700         253,638          27,800         357,925              --              --
Steelcase, Inc.                        2,500          30,000           4,400          52,800              --              --
THK Co., Ltd. (Japan)                 14,100         650,112              --              --              --              --
Tennant Co.                           10,500         325,500          15,100         468,100              --              --
Texas Industries, Inc.                12,800         398,400          18,200         566,475              --              --
Therma-Wave, Inc. (NON)                2,200          74,800           2,800          95,200              --              --
Thermo Electron Corp. (NON)            1,000          20,375           1,800          36,675              --              --
Thomas & Betts Corp.                  27,700         782,525          38,700       1,093,275              --              --
Tomra Systems ASA (Norway)             1,600          31,941              --              --              --              --
Triumph Group, Inc. (NON)             16,300         474,738          23,500         684,438              --              --
UCAR International, Inc.
(NON)                                 22,300         294,081          31,900         420,681              --              --
United Stationers, Inc.               17,300         617,394          24,700         881,481              --              --
United Technologies Corp.              3,700         233,794           6,500         410,719              --              --
VA Technolgies AG (Austria)            3,150         198,545              --              --              --              --
Vestas Wind Systems A.S.
(Denmark) (NON)                        5,779       2,099,647              --              --              --              --
Vestel Elektronik Sanayi ve
Ticaret A.S. (Turkey)
(NON)                              1,810,300         607,215              --              --              --              --
Wallace Computer Services,
Inc.                                  35,500         419,344          50,300         594,169              --              --
Waste Management, Inc.                78,600       1,075,838         119,800       1,639,763          14,300         195,731
Westinghouse Air Brake Co.            20,600         218,875          30,100         319,813              --              --
                                              --------------                  --------------                  --------------
                                                  57,472,235                      47,775,903                       2,911,804

Communication Services                                  9.0%                            7.5%                            2.2%
----------------------------------------------------------------------------------------------------------------------------
Advanced Info Service
Public Co., Ltd.
(Thailand) (NON)                      23,400         352,391              --              --              --              --
ALLTEL Corp.                          39,765       2,507,680          54,770       3,453,933           6,900         435,131
AT & T Co.                           138,800       7,807,500         194,800      10,957,500          21,000       1,181,173
Adelphia Business
Solutions, Inc. (NON)                  5,151         317,430              --              --              --              --
Airgate PCS, Inc. (NON)               14,625       1,542,938          30,600       3,228,300              --              --
Alamosa PCS Holdings, Inc.
(NON)                                 13,200         498,300          30,700       1,158,925              --              --
Allegiance Telecom, Inc.
(NON)                                    750          60,469           1,350         108,844              --              --
American Tower Corp. Class
A (NON)                                  700          34,563           1,200          59,250              --              --
ArrowPoint Communications,
Inc. (NON)                               100          11,848             200          23,697              --              --
At Home Corp. (NON)                      700          23,056           1,200          39,525              --              --
BCE, Inc. (Canada) (NON)              68,690       8,579,140          77,619       9,694,341              --              --
Bell Atlantic Corp.                   78,700       4,810,538         111,335       6,805,352          12,200         745,725
BellSouth Corp.                       87,200       4,098,400         122,500       5,757,500          13,250         622,750
British Telecommunications
Plc ADR                               64,000       1,197,560              --              --              --              --
Broadwing, Inc.                          600          22,313           1,100          40,906              --              --
CRT Celular (Brazil) (NON)               400         184,436              --              --              --              --
CT Communications, Inc.                8,000         480,000          11,400         684,000              --              --
CTC Communications Group,
Inc. (NON)                            14,550         620,194          27,900       1,189,238              --              --
Cable & Wireless
Communications (United
Kingdom) (NON)                       144,949       2,446,812         168,647       2,846,846          20,475         345,628
Cable & Wireless Optus,
Ltd. (Australia) (NON)               266,943       1,070,132         461,000       1,848,075          56,046         224,679
Cable & Wireless Plc
(United Kingdom) (NON)               221,524       4,155,713         236,061       4,428,422          31,987         600,065
Carso Global Telecom
(Mexico) (NON)                       747,442       2,306,720         448,104       1,382,917              --              --
CenturyTel, Inc.                         500          18,563             900          33,413              --              --
China Telecom, Ltd. (Hong
Kong) (NON)                        1,245,498      10,917,002       1,073,000       9,405,028         168,000       1,472,549
Choice One Communications,
Inc. (NON)                             7,200         255,600          16,000         568,000              --              --
Colt Telecom Group Plc
(United Kingdom) (NON)                48,975       2,328,082              --              --              --              --
Comdisco, Inc.                           700          30,888           1,200          52,950              --              --
Clearnet Communications,
Inc. (Canada) (NON)                   16,001         662,476              --              --              --              --
Compania Anonima Nacional
Telefonos de Venezuela ADR
(Venezuela)                            6,800         197,200              --              --              --              --
Covad Communications Group
144A (NON)                            16,700       1,210,750          24,500       1,776,250           2,900         210,250
Daum Communications Corp.
(South Korea) (NON)                    3,300         306,109              --              --              --              --
DDI Corp. (Japan)                        276       2,262,030             463       3,794,637              56         458,963
Deutsche Telekom AG
(Germany)                             18,900       1,519,768              --              --              --              --
Embratel Participacoes S.A.
ADR (Brazil)                          11,100         284,438              --              --              --              --
France Telecom S.A.
(France)                              23,162       3,981,548          19,368       3,329,359           3,206         551,111
GTE Corp.                             57,400       4,075,400          80,500       5,715,500           9,100         646,100
Global Light Telecom, Inc.
(Canada) (NON)                         8,700         178,350              --              --              --              --
Global TeleSystems Group,
Inc.                                   1,300          26,650           2,300          47,150              --              --
Global Tele-Systems, Ltd.
(India)                                7,300         370,875              --              --              --              --
Globo Cabo S.A. ADR
(Brazil)                               9,800         183,750              --              --              --              --
HPY Holding Oyj (Finland)
(NON)                                  4,149         173,350           7,254         303,081             972          40,611
Hellenic Telecommunication
Organization S.A. GDR
(Greece)                              40,600         588,700              --              --              --              --
Hellenic Telecommunication
Organization S.A. (Greece)            16,264         463,065              --              --              --              --
Helsingin Puhelin Oyj
(Helsinki Telephone Corp.)
Class E, (Finland)                    14,744       1,422,133           5,200         501,566             596          57,487
Intermedia Communications,
Inc. (NON)                             6,900         333,356          11,600         560,425              --              --
Jazztel Plc (NON)                      4,924         398,536              --              --              --              --
KDD Corp. (Japan)                      5,018         423,518           8,809         743,477             912          76,973
Kingston Coms (hull)
(United Kingdom) (NON)                95,337       1,524,315              --              --              --              --
Korea Telecom Corp. (South
Korea)                                18,400         805,000          20,700         905,625              --              --
Leap Wireless
International, Inc. (NON)              1,500         148,031             309          30,494             447          44,113
Level 3 Communications,
Inc. (NON)                            19,200       2,030,400          28,600       3,024,450           3,100         327,825
Liberty Digital, Inc. Class
A (NON)                                  400          15,400             700          26,950              --              --
LibertyOne, Ltd.
(Australia) (NON)                    304,900         196,308              --              --              --              --
MCI WorldCom, Inc. (NON)              22,500       1,019,531          39,600       1,794,375              --              --
MCK Communications, Inc.
(NON)                                  9,200         440,450          18,200         871,325              --              --
MGC Communications, Inc.
(NON)                                    403          28,815              --              --              80           5,720
Mahanagar Telephone Nigam,
Ltd. GDR (India) (NON)                23,000         310,500              --              --              --              --
Mahanager Telephone Nigam,
Ltd. GDR 144A (India)
(NON)                                 35,900         484,650              --              --              --              --
Metromedia Fiber Network,
Inc. Class A (NON)                    20,400       1,973,700          29,800       2,883,150           3,600         348,300
NEXTEL Communications, Inc.
Class A (NON)                         23,100       3,424,575          33,900       5,025,675           4,000         593,000
NEXTLINK Communications,
Inc. Class A (NON)                     1,000         123,688           1,700         210,269              --              --
NTL, Inc. (NON)                          900          83,531           1,600         148,500              --              --
NTT DoCoMo., Inc. (Japan)
(NON)                                    120       4,935,040              --              --              --              --
Net2000 Communications,
Inc. (NON)                             8,200         194,750          18,700         444,125              --              --
Nippon Telegraph and
Telephone Corp. (Japan)                  669      10,652,242             716      11,400,606              92       1,464,882
Nuevo Grupo Iusacell S.A.
de C.V. ADR (Mexico) (NON)            11,700         236,925              --              --              --              --
Olivetti SpA (Italy) (NON)           412,531       1,477,377         708,349       2,536,775          85,365         305,713
Panafon Hellenic Telecom
S.A. GDR                              35,300         520,675              --              --              --              --
Pinnacle Holdings, Inc.
(NON)                                 27,600       1,524,900          63,300       3,497,325              --              --
Portugal Telecom S.A.
(Portugal)                           106,100       1,357,762              --              --              --              --
Price Communications Corp             32,092         738,116          51,275       1,179,325              --              --
Qwest Communications
International, Inc. (NON)              1,000          48,500           1,800          87,300              --              --
RCN Corp. (NON)                          300          16,163             500          26,938              --              --
Redstone Telecom Plc
(United Kingdom) (NON)                39,264         397,052              --              --              --              --
Redstone Telecom Rights
(United Kingdom) (NON)                 4,254           7,113              --              --              --              --
Rhythms Netconnections,
Inc. (NON)                               500          18,406             900          33,131              --              --
Royal PTT (United Kingdom)             5,200         594,182              --              --              --              --
Rural Cellular Corp. Class
A (NON)                                4,400         297,275          11,000         743,188              --              --
SBA Communications Corp.
(NON)                                 21,800         959,200          54,000       2,376,000              --              --
SBC Communications, Inc.             164,273       6,899,466         230,595       9,684,990          24,990       1,049,580
SK Telecom Co., Ltd. (South
Korea)                                   419       1,365,068             390       1,270,588              --              --
SK Telecom Co., Ltd. ADR
(South Korea)                         28,100       1,095,900              --              --              --              --
Somera Communications, Inc.
(NON)                                 18,500         224,313          42,400         514,100              --              --
Sonera Group Oyj (Finland)            53,146       3,618,791          36,907       2,513,053           4,439         302,258
Sprint Corp.                          52,920       3,333,960          73,340       4,620,420           8,780         553,140
Sprint PCS (NON)                      52,200       3,409,313          77,300       5,048,656           8,800         574,750
Swisscom AG ADR
(Switzerland)                            900         344,906              --              --              --              --
Tele1 Europe Holding AB
(Sweden) (NON)                        20,457         386,557              --              --              --              --
Tele Celular Sul
Participacoes S.A.
(Brazil)                              16,100         805,000              --              --              --              --
Tele Danmark A.S. (Denmark)            3,200         287,578              --              --              --              --
Telecom Argentina S.A. ADR
(Argentina)                           18,000         625,500              --              --              --              --
Telecom Corp. of New
Zealand, Ltd. (New
Zealand)                              50,000         226,110              --              --              --              --
Telecom Italia SpA (Italy)            31,600         470,777              --              --              --              --
Telecom Italia Mobile SpA
(Italy)                              276,444       3,384,532         259,607       3,178,394          31,528         386,000
TelecomAsia Corporation
Public Co., Ltd.
(Thailand) (NON)                     273,800         452,114              --              --              --              --
Telefonica del Peru S.A.
ADR (Peru)                             9,700         164,900              --              --              --              --
Telefonos de Mexico S.A.
ADR Class L, (Mexico)                118,171       7,917,457          90,896       6,090,032              --              --
Telekom Malaysia (Malaysia)           90,000         369,483              --              --              --              --
Telephone and Data Systems,
Inc.                                     500          55,500             900          99,900              --              --
Telesp Celular
Participacoes S.A.
(Brazil)                              47,500       1,081,412              --              --              --              --
Telesp Celular
Participacoes S.A. ADR
(Brazil)                              50,675       2,872,639          47,756       2,707,168              --              --
Telesp Participacoes S.A.
(Brazil)                                  --              --               6             191              --              --
Telesp-Telecomunicacoes de
Sao Paulo S.A. (Brazil)               73,789       2,190,611          38,000       1,128,125              --              --
Telfonica S.A. (Spain)
(NON)                                148,834       3,752,403         169,639       4,276,938          36,147         911,338
Telewest Communications Plc
(United Kingdom) (NON)               300,600       2,304,967              --              --              --              --
United States Cellular
Corp.                                    300          21,300             500          35,500              --              --
U S West, Inc.                         4,000         290,500           7,000         508,375              --              --
VIA NET.WORKS, Inc. (NON)              5,607         148,936              --              --              --              --
Versatel Telecom
International NV
(Netherlands) (NON)                   32,963       1,524,875              --              --              --              --
Viatel, Inc. (NON)                     4,870         244,413              --              --           1,113          55,859
Videsh Sanchar Nigam, Ltd.
GDR (India)                           24,500         648,025              --              --              --              --
Vimpel Communications ADR
(Russia) (NON)                         9,300         393,506              --              --              --              --
Vodafone Group Plc (United
Kingdom)                           3,453,937      19,170,580       3,079,145      17,086,331         373,792       2,074,454
VoiceStream Wireless Corp.
(NON)                                 17,431       2,245,331          25,713       3,312,156           3,083         397,129
Western Wireless Corp.
(NON)                                    300          13,744             500          22,906              --              --
WinStar Communications.
Inc.                                   4,350         261,000          25,350       1,521,000              --              --
                                              --------------                  --------------                  --------------
                                                 184,926,309                     181,402,756                      17,063,256

Conglomerates                                           2.0%                            1.9%                            0.6%
----------------------------------------------------------------------------------------------------------------------------
Aegis Group Plc (United
Kingdom)                             590,925       1,825,633         457,763       1,414,236          56,217         173,680
Alfa S.A. de C.V. Class A,
(Mexico)                              67,600         259,410              --              --              --              --
Autonation, Inc. (NON)                 3,000          23,813           5,300          42,069              --              --
Canadian Pacific, Ltd.
(NON)                                 36,400         813,801              --              --              --              --
Citic Pacific, Ltd. (Hong
Kong)                                119,000         721,351              --              --              --              --
Cookson Group Plc (United
Kingdom)                             237,846         688,414              --              --              --              --
Corinthian Colleges, Inc.
(NON)                                  6,000          96,000              --              --              --              --
Dogan Sirketler Grubu
Holding A.S. (Turkey)             17,831,000         651,087              --              --              --              --
Ericiyas Biracilik Ve Malt
(Turkey) (NON)                    13,830,500         658,332              --              --              --              --
GenCorp., Inc. (NON)                  48,500         375,875          68,800         533,200              --              --
General Electric Co.                  95,200      14,773,850         147,000      22,812,563          12,700       1,970,881
Gupo Carso S.A. de C.V.
(Mexico) (NON)                        76,800         290,563              --              --              --              --
Honeywell International,
Inc.                                  32,865       1,731,575          38,245       2,015,033           4,700         247,631
Hutchison Whampoa, Ltd.
(Hong Kong) (NON)                     61,354       1,107,075          52,000         938,291           6,000         108,264
Korn/Ferry International
(NON)                                  4,800         142,800              --              --              --              --
Mitsui Fudoscan Co., Ltd.
(Japan) (NON)                         47,000         381,069              --              --              --              --
Norsk Hydro A.S. (Norway)              8,600         324,569              --              --              --              --
Peninsular and Oriental
Steam Navigation Co.
(United Kingdom)                      20,500         212,690              --              --              --              --
Samsung Corp. (South Korea)           26,200         352,100              --              --              --              --
Smiths Industries Plc
(United Kingdom)                     196,124       2,387,744         159,381       1,940,410          19,311         235,105
Sumitomo Corp. (Japan)                87,200       1,059,654         149,100       1,811,863          18,600         226,027
Teleflex, Inc.                         9,300         330,150          13,200         468,600              --              --
Textron, Inc.                            600          36,525           1,100          66,963              --              --
Tomkins Plc (United
Kingdom)                             270,100         861,344              --              --              --              --
Tyco International, Ltd.             123,300       6,149,588         163,335       8,146,333          22,040       1,099,245
Vedior NV (Netherlands)                6,200          64,835              --              --              --              --
Vivendi (France)                      37,003       4,258,213          43,475       5,002,994           5,289         608,645
                                              --------------                  --------------                  --------------
                                                  40,578,060                      45,192,555                       4,669,478

Consumer Cyclicals                                      6.8%                            5.6%                            1.5%
----------------------------------------------------------------------------------------------------------------------------
99 Cents Only Stores (NON)            10,457         410,437          18,200         714,350              --              --
ABM Industries, Inc.                  15,100         354,850          21,500         505,250              --              --
ADVO, Inc. (NON)                      22,200         555,000          24,700         617,500              --              --
Aaron Rents, Inc.                     18,000         271,125          28,500         429,281              --              --
Abercrombie & Fitch Co.
Class A (NON)                          1,500          24,000           2,600          41,600              --              --
Amazon.com, Inc. (NON)                 1,400          93,800           2,500         167,500              --              --
American Greetings Corp.                 900          16,425           1,600          29,200              --              --
American Standard
Companies, Inc. (NON)                    400          14,800             700          25,900              --              --
Apogee Enterprises, Inc.              58,600         232,569          84,700         336,153              --              --
Aristocrat Leisure, Ltd.
(Australia)                           23,864         222,643              --              --              --              --
Asatsu, Inc. (Japan)                   6,600         335,899           9,600         488,581           1,100          55,983
Assa Abloy AB Class B,
(Sweden)                               4,000          79,051              --              --              --              --
AutoZone, Inc. (NON)                   1,200          33,300           2,100          58,275              --              --
Autoliv, Inc.                          1,200          36,000           2,100          63,000              --              --
Baker (J.), Inc.                      27,900         195,300          40,400         282,800              --              --
Banta Corp.                           15,300         281,138          21,700         398,738              --              --
Bassett Furniture
Industries, Inc.                       8,800         123,200          12,100         169,400              --              --
Bayerische Motoren Werke
(BMW) AG (Germany)                    90,583       2,850,398         123,713       3,892,908          15,122         475,848
Bed Bath & Beyond, Inc.
(NON)                                  1,100          43,313           1,900          74,813              --              --
Best Buy Co., Inc. (NON)               1,200         103,200           2,100         180,600              --              --
Black & Decker
Manufacturing Co.                        600          22,538           1,100          41,319              --              --
Borg-Warner Automotive,
Inc.                                  13,400         527,625          19,000         748,125              --              --
Bowne & Co.                           38,400         494,400          55,500         714,563              --              --
Brunswick Corp.                          800          15,150           1,400          26,513              --              --
Buhrmann N.V. (Netherlands)           21,250         537,784              --              --              --              --
Bulgari SpA (Italy)                  118,746       1,310,932          77,600         856,688          10,500         115,918
Buzzi Unicem SpA (Italy)              81,388         344,324              --              --              --              --
CDW Computer Centers, Inc.
(NON)                                    300          25,331             500          42,219              --              --
CIR-compagnie Riunite
(Spain)                              286,526       1,168,410              --              --              --              --
CLARCOR, Inc.                         27,300         484,575          39,000         692,250              --              --
CSK Auto Corp. (NON)                   9,000         125,438          20,800         289,900              --              --
Carlisle Companies, Inc.              12,500         500,000          18,100         724,000              --              --
Carlton Communications Plc
(United Kingdom)                     306,312       3,709,733         374,900       4,540,400          45,747         554,040
Cendant Corp. (NON)                    4,900          90,650           8,600         159,100              --              --
Centex Corp.                             900          21,431           1,600          38,100              --              --
Charles River Associates
Inc. (NON)                             4,100          79,694           9,300         180,769              --              --
Cheil Communications, Inc.
(Korea)                                7,400         917,466              --              --              --              --
Cintas Corp.                             900          35,269           1,650          64,659              --              --
Circuit City Stores, Inc.              1,800         109,575           3,200         194,800              --              --
Claire's Stores, Inc.                 43,600         874,725          64,700       1,298,044              --              --
Clayton Homes, Inc.                    1,800          18,225           3,200          32,400              --              --
CoStar Group, Inc. (NON)              13,500         497,813          30,800       1,135,750              --              --
Coldwater Creek, Inc. (NON)           24,400         414,800          34,800         591,600              --              --
Cordiant Communications
Group (United Kingdom)               176,877       1,143,035              --              --              --              --
Corporacion Moctezuma, S.A.
de C.V. (Mexico) (NON)                94,800         153,713              --              --              --              --
Cost Plus, Inc. (NON)                 15,825         535,083          25,775         871,517              --              --
Costco Wholesale Corp.
(NON)                                  2,800         147,175           4,900         257,556              --              --
Culp, Inc.                            31,700         170,388          45,400         244,025              --              --
DaimlerChrysler AG
(Germany)                              6,300         411,529              --              --              --              --
Dai Nippon Printing Co.,
Ltd. (Japan) (NON)                    80,000       1,301,944              --              --              --              --
Dana Corp.                             2,100          59,194           3,700         104,294              --              --
Danaher Corp.                            700          35,700           1,200          61,200              --              --
Delphi Automotive Systems
Corp.                                  4,308          68,928           7,600         121,600              --              --
Deluxe Corp.                           1,900          50,350           3,300          87,450              --              --
Dollar General Corp.                   1,100          29,563           1,900          51,063              --              --
Donaldson Company, Inc.                4,100          92,506           5,800         130,863              --              --
DoubleClick, Inc. (NON)                  600          56,175           1,100         102,988              --              --
Dover Downs Entertainment,
Inc.                                  23,100         294,525          32,500         414,375              --              --
Dun & Bradstreet Corp.
(The)                                    900          25,763           1,600          45,800              --              --
Dycom Industries, Inc.
(NON)                                 20,825       1,015,219          39,525       1,926,844              --              --
EMAP Plc (United Kingdom)             41,793         746,751          69,792       1,247,033           8,480         151,519
eBay, Inc. (NON)                         200          35,200             400          70,400              --              --
Electrolux AB (Sweden)                 6,300         119,045              --              --              --              --
Esprit Holdings, Ltd.                261,000         254,749              --              --              --              --
Expand (France)                        4,232         403,550              --              --              --              --
Factory 2-U Stores, Inc.
(NON)                                 14,233         355,825          30,024         750,600              --              --
Falck A.S. (Denmark)                   3,606         486,096              --              --              --              --
Family Dollar Stores, Inc.             1,000          20,813           1,800          37,463              --              --
Far Eastern Textile, Ltd.
(Taiwan)                             173,000         358,756              --              --              --              --
Fastenal Co.                             400          19,150             700          33,513              --              --
Fatbrain.com, Inc. (NON)               6,400          69,200          14,700         158,944              --              --
Federated Department
Stores, Inc. (NON)                    54,400       2,271,200          73,175       3,055,056           9,850         411,238
Fitzgerald Gaming Corp.
(NON)                                  1,338             335              --              --             630             158
Flooring America, Inc.
(NON)                                 63,000         267,750          89,900         382,075              --              --
Ford Motor Co.                        47,800       2,195,813          69,940       3,212,869           7,735         355,327
Fossil, Inc. (NON)                     2,700          63,281              --              --              --              --
Freepages Group Plc (United
Kingdom) (NON)                       142,456         524,049              --              --              --              --
Fuji Heavy Industries
(Japan)                              183,000       1,489,098              --              --              --              --
G & K Services, Inc. Class
A                                     27,200         531,675          39,200         766,238              --              --
Galileo International, Inc.              800          19,250           1,400          33,688              --              --
Gannett Co., Inc.                      2,500         175,938           4,400         309,650              --              --
Gap, Inc. (The)                        5,300         264,006           9,300         463,256              --              --
General Motors Corp.                   5,600         463,750           9,900         819,844              --              --
Genesco, Inc. (NON)                   12,900         169,313              --              --              --              --
Gentex Corp. (NON)                       600          22,238           1,100          40,769              --              --
Genuine Parts Co.                      1,300          31,038           2,300          54,913              --              --
GfK AG (Germany) (NON)                15,349         850,181              --              --              --              --
Goodyear Tire & Rubber Co.
(The)                                    600          13,988           1,100          25,644              --              --
Granada Group Plc (United
Kingdom)                             367,331       3,933,954         522,892       5,599,945          76,841         822,933
Grupo Elektra S.A. GDR                32,000         408,000              --              --              --              --
Gucci Group N.V.
(Netherlands)                         23,441       2,084,784          40,495       3,601,524           4,952         440,419
Guess?, Inc. (NON)                    11,000         352,000              --              --              --              --
H&R Block, Inc.                          700          31,325           1,200          53,700              --              --
Harcourt General, Inc.                   700          26,075           1,200          44,700              --              --
Harley-Davidson, Inc.                  1,200          95,250           2,100         166,688              --              --
Harrah's Entertainment,
Inc. (NON)                             1,100          20,419           1,900          35,269              --              --
Harte-Hanks, Inc.                     13,600         308,550          19,200         435,600              --              --
Hasbro, Inc.                          82,257       1,357,241         110,162       1,817,673          14,802         244,233
Havas Advertising S.A.
(France)                               9,374       5,057,976           5,772       3,114,427           1,229         663,138
Haverty Furniture
Companies, Inc.                       13,300         141,313              --              --              --              --
Heilig-Meyers Co.                     56,800         223,650          82,200         323,663              --              --
Hilton Hotels Corp.                    2,200          17,050           3,900          30,225              --              --
Home Depot, Inc. (The)                83,400       5,379,300         127,500       8,223,750          11,900         767,550
Honda Motor Co., Ltd.
(Japan) (NON)                         75,000       3,106,379              --              --              --              --
Hurriyet Gazetecilik Ve
Matbaacilik A.S. (Turkey)         25,879,800         582,373              --              --              --              --
Hyundai Motor Co, Ltd.
(South Korea)                         53,000         642,715              --              --              --              --
Independent News & Media
Plc                                   88,221         863,573              --              --              --              --
Information Holdings, Inc.
(NON)                                  9,800         306,863          22,500         704,531              --              --
Interep National Radio
Sales, Inc. (NON)                      5,839          39,048          13,300          88,944              --              --
International Game
Technology (NON)                         900          19,519           1,600          34,700              --              --
Intimate Brands, Inc.                 31,000       1,271,000          45,500       1,865,500           5,600         229,600
Investor AB (Sweden)                 263,971       4,118,541         316,605       4,939,749          38,672         603,370
J. Jill Group, Inc. (NON)             75,000         295,313              --              --              --              --
Jones Apparel Group, Inc.
(NON)                                  1,500          47,813           2,600          82,875              --              --
Jupiter Communications,
Inc. (NON)                             5,300         121,900          12,300         282,900              --              --
K mart Corp. (NON)                     3,200          31,000           5,600          54,250              --              --
Kadokawa Shoten Publishing
Co., Ltd. (Japan)                      2,600         618,443           1,800         428,153             200          47,573
Kenneth Cole Productions,
Inc. Class A (NON)                     3,750         147,188              --              --              --              --
Keynote Systems, Inc. (NON)            2,600         265,850           6,500         664,625              --              --
Kingfisher Leisure Plc
(United Kingdom)                       7,900          64,791              --              --              --              --
Knight-Ridder, Inc.                      400          20,375             700          35,656              --              --
Kohls Corp. (NON)                     16,000       1,640,000          24,600       2,521,500           2,700         276,750
Kojima Co, Ltd. (Japan)               10,100         291,545           7,400         213,608           1,700          49,072
L90, Inc. (NON)                        9,800         186,200          22,300         423,700              --              --
Lamar Advertising Co. (NON)              300          13,650             500          22,750              --              --
Lands' End, Inc. (NON)                13,500         830,250          19,500       1,199,250              --              --
Lear Corp. (NON)                       1,400          39,375           2,500          70,313              --              --
Lee Enterprises, Inc.                 10,200         266,475          14,700         384,038              --              --
Leggett & Platt, Inc.                  1,600          34,400           2,800          60,200              --              --
Lennar Corp.                          18,400         399,050          26,600         576,888              --              --
Li & Fung, Ltd. (Hong Kong)          255,000       1,182,238          66,000         305,991           8,000          37,090
Limited, Inc. (The)                    1,400          58,975           2,500         105,313              --              --
Linens 'N Things, Inc.
(NON)                                  9,000         308,250          22,300         763,775              --              --
Liz Claiborne, Inc.                      500          22,906             900          41,231              --              --
Lowe's Cos., Inc.                      3,100         180,963           5,500         321,063              --              --
Macrovision Corp. (NON)               16,800       1,446,900          29,000       2,497,625              --              --
Mahindra & Mahindra, Ltd.
(India) (NON)                         27,600         204,069              --              --              --              --
Manpower, Inc.                           600          21,300           1,100          39,050              --              --
Marks & Spencer Plc (United
Kingdom) (NON)                        18,000          71,806              --              --              --              --
Marriott International,
Inc. Class A                          35,300       1,111,950          46,500       1,464,750           6,100         192,150
Marui Co., Ltd. (Japan)
(NON)                                 40,000         725,603              --              --              --              --
Masco Corp.                            2,100          43,050           3,700          75,850              --              --
Matalan Plc                           99,699         911,344              --              --              --              --
Mattel, Inc.                           3,300          34,444           5,800          60,538              --              --
May Department Stores Co.              1,600          45,600           2,800          79,800              --              --
Maytag Corp.                             700          23,188           1,200          39,750              --              --
McClatchy Co. (The)                   11,400         373,350          16,300         533,825              --              --
McGraw-Hill, Inc.                     28,500       1,296,750          39,100       1,779,050           5,100         232,050
Media General, Inc. Class A            3,000         157,125           5,000         261,875              --              --
Meredith Corp.                           500          13,844             900          24,919              --              --
Meritor Automotive, Inc.               1,200          18,975           2,100          33,206              --              --
Michelin Corp. Class B,
(France)                               5,000         160,154              --              --              --              --
Midas, Inc.                           13,100         314,400          18,500         444,000              --              --
Mirage Resorts, Inc.                   1,500          29,063           2,600          50,375              --              --
Modis Professional
Services, Inc. (NON)                     900          11,138           1,600          19,800              --              --
NVR, Inc. (NON)                        1,500          81,000              --              --              --              --
National Service
Industries, Inc.                         700          14,744           1,200          25,275              --              --
Next Plc (United Kingdom)              7,900          58,752              --              --              --              --
New Dixons Group Plc
(United Kingdom)                      49,200         227,414              --              --              --              --
New York Times Co. (The)
Class A                                  700          30,056           1,200          51,525              --              --
Newell Rubbermaid, Inc.                1,800          44,663           3,200          79,400              --              --
Nike, Inc.                               600          23,775           1,100          43,588              --              --
Nintendo Co., Ltd. (Japan)             6,100       1,075,559          10,500       1,851,372           1,300         229,218
NorCom Information
Technology AG (Germany)
(NON)                                  3,931         420,460              --              --              --              --
Office Depot, Inc. (NON)               2,800          32,375           4,900          56,656              --              --
Orbis S.A. (Poland) (NON)             37,500         352,556              --              --              --              --
OshKosh B' Gosh, Inc. Class A         12,300         221,400          17,400         313,200              --              --
PRIMEDIA, Inc. (NON)                   1,000          32,000           1,800          57,600              --              --
PT Astra International,
Inc. (Indonesia) (NON)               479,500         230,071              --              --              --              --
Penney (J.C.) Co., Inc.                1,600          23,800           2,800          41,650              --              --
Petco Animal Supplies, Inc.
(NON)                                 39,800         472,625          56,900         675,688              --              --
Pier 1 Imports, Inc.                 150,700       1,544,675         187,200       1,918,800              --              --
President Chain Store Corp.
(Taiwan)                              78,000         364,582              --              --              --              --
ProBusiness Services, Inc.
(NON)                                 11,850         305,878          27,150         700,809              --              --
Publicis S.A. (France)                 6,151       3,289,555           3,727       1,993,200             454         242,799
Publicitas Holding S.A.
(Switzerland)                            620         682,268              --              --              --              --
Quanta Services, Inc. (NON)            5,300         321,644              --              --              --              --
R. R. Donnelley & Sons Co.               800          16,750           1,400          29,313              --              --
Racing Champions Corp.
(NON)                                 40,800         155,550          58,200         221,888              --              --
Reader's Digest
Association, Inc. (The)
Class A                                  800          28,300           1,400          49,525              --              --
Regis Corp.                           22,300         330,319          31,500         466,594              --              --
RemedyTemp, Inc. (NON)                18,800         415,950          26,800         592,950              --              --
Resorts World Berhad
(Malaysia)                            92,000         305,061              --              --              --              --
Robert Half International,
Inc. (NON)                               600          28,463           1,100          52,181              --              --
Ross Stores, Inc.                      1,300          31,281           2,300          55,344              --              --
SCP Pool Corp. (NON)                   3,600         110,250              --              --              --              --
Saatchi & Saatchi Plc
(United Kingdom)                     144,693         880,218              --              --              --              --
Saks, Inc. (NON)                       1,200          17,400           2,100          30,450              --              --
Salton, Inc. (NON)                     3,800         164,825              --              --              --              --
Sears, Roebuck & Co.                   2,100          64,838           3,700         114,238              --              --
Securicor Group Plc (United
Kingdom)                             251,855         509,370              --              --              --              --
Securitas AB Class B,
(Sweden)                              61,800       1,492,754              --              --              --              --
Semcon AB (Sweden)                    27,962         471,818              --              --              --              --
Shaw Industries, Inc.                  1,400          21,263           2,500          37,969              --              --
Sherwin Williams Co.                   1,100          24,131           1,900          41,681              --              --
Shimamura Co., Ltd. (Japan)              400          43,763              --              --              --              --
Siam Cement Public Company,
Ltd. (The) (Thailand)
(NON)                                  7,900         192,021              --              --              --              --
Siam City Cement Co., Ltd.
(Thailand) (NON)                      34,000         114,082              --              --              --              --
Singapore Press Holdings,
Ltd. (Singapore)                       5,000          79,778           5,000          79,778           1,000          15,956
SkillSoft Corp. (NON)                 13,700         398,156          31,300         909,656              --              --
Sony Corp. (Japan)                    77,600      10,991,501          85,000      12,039,660          10,400       1,473,088
Southdown, Inc.                          300          17,700             500          29,500              --              --
Staples, Inc. (NON)                   47,900         958,000          66,300       1,326,000           8,100         162,000
Starwood Hotels & Resorts
Worldwide, Inc.                       28,752         754,740          29,200         766,500           4,500         118,125
Station Casinos, Inc. (NON)           27,700         604,206          25,700         560,581              --              --
Swatch Group AG (The)
(Switzerland)                          2,609         615,108           1,760         414,945             214          50,454
TJX Cos., Inc. (The)                   3,500          77,656           6,200         137,563              --              --
TRW, Inc.                              1,000          58,500           1,800         105,300              --              --
Talbots, Inc. (The)                    1,700         100,088              --              --              --              --
Tandy Corp.                           39,300       1,994,475          58,000       2,943,500           6,800         345,100
Tanjong Plc (Malaysia)               113,000         309,271              --              --              --              --
Target Corp. (NON)                     3,600         269,100           6,300         470,925              --              --
Taylor Nelson Sofres Plc
(United Kingdom)                     102,173         447,454              --              --              --              --
Ted Baker Plc (United
Kingdom)                              17,851         129,915              --              --              --              --
TeleTech Holdings, Inc.
(NON)                                  5,000         172,500              --              --              --              --
Television Francaise I
(TF1) (France)                         8,503       6,252,681           4,581       3,368,638             864         635,342
The Men's Wearhouse, Inc.
(NON)                                  3,700         109,613              --              --              --              --
Tiffany & Co.                            400          33,450             700          58,538              --              --
Topps Co., Inc. (The) (NON)            7,800          64,838              --              --              --              --
Tower Automotive, Inc.
(NON)                                 23,800         389,725          33,900         555,113              --              --
Toyota Motor Corp. (Japan)
(NON)                                 16,000         839,308              --              --              --              --
Toys R Us (NON)                        1,600          23,700           2,800          41,475              --              --
Trendwest Resorts, Inc.
(NON)                                  3,900          92,138              --              --              --              --
Tribune Co.                           20,300         742,219          27,100         990,844           3,400         124,313
Trinity Plc (United
Kingdom)                              74,899         719,990              --              --              --              --
True North Communications,
Inc.                                  11,700         459,956          17,100         672,244              --              --
Tuboscope, Inc. (NON)                 31,100         528,700          44,400         754,800              --              --
Tuesday Morning Corp. (NON)            4,600          66,125          10,500         150,938              --              --
Tweeter Home Entertainment
Group, Inc. (NON)                     12,584         556,842          25,528       1,129,614              --              --
USG Corp.                                600          25,163           1,100          46,131              --              --
V. F. Corp.                              600          14,438           1,100          26,469              --              --
Valeo S.A. (France)                   30,444       1,495,858              --              --              --              --
Value City Department
Stores, Inc. (NON)                     5,100          70,763              --              --              --              --
Vendex International N.V.
(Netherlands)                          6,400         105,126              --              --              --              --
Volkswagen AG (Germany)                6,300         274,954              --              --              --              --
Volvo AB Class B (Sweden)              3,200          86,171              --              --              --              --
WPP Group Plc (United
Kingdom)                             210,783       3,699,105         200,247       3,514,205          24,315         426,712
Wal-Mart Stores, Inc.                 92,800       5,150,400         141,900       7,875,450          12,900         715,950
Westpoint Stevens, Inc.                1,100          20,900           1,900          36,100              --              --
Whirlpool Corp.                        7,440         436,170           7,815         458,154           1,200          70,350
Will-Bes & Co. (The)
(Korea)                               10,000         163,801              --              --              --              --
Windmere-Durable Holdings,
Inc. (NON)                            28,100         414,475          40,000         590,000              --              --
Winnebago Industries, Inc.             4,900          88,506              --              --              --              --
Wolters Kluwer N.V.
(Netherlands)                         25,074         574,696          23,190         531,515           2,810          64,405
Wolverine World Wide, Inc.            45,700         502,700          54,800         602,800              --              --
Wynn's International, Inc.            30,800         425,425          43,900         606,369              --              --
Zapf Creaton AG (Germany)
(NON)                                 12,222         811,205              --              --              --              --
                                              --------------                  --------------                  --------------
                                                 139,368,613                     135,065,859                      11,399,771

Consumer Staples                                        6.1%                            5.3%                            1.4%
----------------------------------------------------------------------------------------------------------------------------
AOI Advertising Promotions,
Inc. (Japan)                           4,960          92,058              --              --              --              --
AMFM, Inc. (NON)                       6,700         416,238           5,100         316,838           3,500         217,438
AT&T Corp.-Liberty Media,
Class A (NON)                         82,900       4,911,825         123,800       7,335,150          13,400         793,950
Ackerly Group, Inc.                   11,900         179,988          29,600         447,700              --              --
Acme Communications, Inc.
(NON)                                 15,500         354,563          29,100         665,663              --              --
Agora S.A. GDR (Poland)
(NON)                                 22,300         629,975              --              --              --              --
AL Ahram Beverages Co. GDR            26,800         486,420              --              --              --              --
Albertsons, Inc.                      32,375       1,003,625          44,560       1,381,360           5,355         166,005
AmeriKing, Inc. (NON)                    150           1,500              --              --              --              --
American Italian Pasta Co.
Class A (NON)                          8,700         214,238          12,500         307,813              --              --
Anheuser-Busch Cos., Inc.             21,180       1,318,455          29,285       1,822,991           3,425         213,206
Applebee's International,
Inc.                                   4,700         132,188              --              --              --              --
AptarGroup, Inc.                      27,900         744,581          39,400       1,051,488              --              --
Archer Daniels Midland Co.            66,300         687,863          88,700         920,263          11,800         122,425
Avon Products, Inc.                    1,800          52,313           3,200          93,000              --              --
BAT Industries Plc (United
Kingdom)                             102,800         565,205              --              --              --              --
Bass Plc (United Kingdom)            152,300       1,913,623              --              --              --              --
Be Free, Inc. (NON)                    6,000         132,000          13,800         303,600              --              --
Bec World Public Co., Ltd.
(Thailand) (NON)                      31,700         231,155              --              --              --              --
Bestfoods                              1,500          70,219           2,600         121,713              --              --
Black Box Corp. (NON)                  8,400         581,569          14,750       1,021,207              --              --
Blyth Industries, Inc.
(NON)                                    900          24,581           1,600          43,700              --              --
Brown-Forman Corp. Class B            12,400         675,025          16,300         887,331           2,400         130,650
C TWO-NETWORK Co., Ltd.
(Japan)                                2,200         386,832              --              --              --              --
CBRL Group, Inc.                      41,200         412,000          70,000         700,000              --              --
CBS Corp. (NON)                       24,900       1,409,963          38,406       2,174,740           3,400         192,525
CVS Corp.                             28,900       1,085,556          36,250       1,361,641           4,900         184,056
Cablevision Systems Corp.
Class A (NON)                          1,200          72,900           3,200         194,400             800          48,600
Campbell Soup Co.                        900          27,675           1,600          49,200              --              --
Canandaigua Brands, Inc.
Class A (NON)                          2,100         107,100              --              --              --              --
Capital Radio Plc (United
Kingdom)                              42,906       1,158,156              --              --              --              --
Career Education Corp.
(NON)                                  7,700         269,500           8,600         301,000              --              --
Carrefour Supermarche S.A.
(France)                               3,200         409,198              --              --              --              --
Chattem, Inc. (NON)                   15,200         214,700          22,100         312,163              --              --
CheckFree Holdings Corp.
(NON)                                 12,400         874,200          18,800       1,325,400           2,300         162,150
Cia Cervejaria Brahma ADR
(Brazil)                              11,400         185,250              --              --              --              --
Citadel Communications
Corp. (NON)                           13,400         565,313          30,800       1,299,375              --              --
Classic Communications,
Inc. (NON)                             3,600          56,700           8,800         138,600              --              --
Clear Channel
Communications, Inc. (NON)            35,200       2,431,000          51,900       3,584,344           6,000         414,375
Clorox Co.                             1,200          39,000           2,100          68,250              --              --
Coca-Cola Co.                         17,300         812,019          30,400       1,426,900              --              --
Coca-Cola Enterprises, Inc.            1,500          32,344           2,600          56,063              --              --
Coca-Cola Femsa S.A. ADR
(Mexico)                              20,800         386,100              --              --              --              --
Colgate-Palmolive Co.                 33,600       1,894,200          50,600       2,852,575           5,200         293,150
Comcast Corp. Class A                 46,200       2,003,925          69,300       3,005,888           7,200         312,300
Companhia Brasileira de
Distribuicao Grupo Pao de
Acucar ADR (Brazil)                    4,200         150,150              --              --              --              --
ConAgra, Inc.                          2,100          38,063           3,700          67,063              --              --
Concord EFS, Inc. (NON)                1,800          41,288           3,200          73,400              --              --
Controladora (Mexico)                108,900         148,559              --              --              --              --
Cox Communications, Inc.
(NON)                                  1,100          53,350           1,900          92,150              --              --
Danisco A.S. (Denmark)                 6,300         201,394              --              --              --              --
Delhaize America, Inc.                 1,300          25,838           2,300          45,713              --              --
Diageo Plc (United Kingdom)          494,472       3,708,874         263,968       1,979,938          32,058         240,457
DigitalThink, Inc. (NON)               2,100          82,720           4,900         193,014              --              --
Disney (Walt) Productions,
Inc.                                  52,700       2,180,463          83,100       3,438,263           7,200         297,900
Dreyer's Grand Ice Cream,
Inc.                                   2,500          64,375              --              --              --              --
EMI Group Plc (United
Kingdom)                             198,669       2,202,007         261,358       2,896,840          31,738         351,778
Earthgrains Co. (The)                 25,600         380,800          36,300         539,963              --              --
Echostar Communications
Corp. Class A (NON)                   14,700       1,161,300          21,600       1,706,400           2,700         213,300
Elior (France) (NON)                  29,856         313,637              --              --              --              --
Elior 144A (France) (NON)              5,300          55,677              --              --              --              --
Endemol Entertainment
Holdings N.V.
(Netherlands)                         10,667       1,415,991              --              --              --              --
Estee Lauder Cos. Class A             20,800       1,041,300          31,600       1,581,975           3,700         185,231
Fomento Economico Mexicano,
S.A. de C.V. (Mexico)                298,805       1,346,900              --              --              --              --
Fortune Brands, Inc.                  50,800       1,270,000          67,000       1,675,000           9,100         227,500
Fox Entertainment Group,
Inc. (NON)                             1,200          35,925           2,100          62,869              --              --
Fuji Television Network,
Inc. (Japan)                              81       1,408,420              44         765,068               6         104,327
Fyffes Plc (Ireland)                 157,886         331,718              --              --              --              --
GWR Group Plc (United
Kingdom)                                 300           4,481              --              --              --              --
General Mills, Inc.                   30,400       1,100,100          42,460       1,536,521           4,935         178,585
Gillette Co.                           6,800         256,275          12,000         452,250              --              --
Groupe Danone (France)                 4,897       1,080,303           4,123         909,554             505         111,406
Grupo Modelo S.A. de C.V.
(Mexico)                             107,300         230,583              --              --              --              --
Grupo Sanborns S.A. de C.V.
(Mexico) (NON)                       194,900         431,894              --              --              --              --
Grupo Televisa S.A. GDR
(Mexico) (NON)                        24,437       1,661,716          21,175       1,439,900              --              --
Hain Food Group, Inc.(The)
(NON)                                 17,900         506,794          34,800         985,275              --              --
Heineken NV (Netherlands)              3,200         170,678              --              --              --              --
Heinz (H.J.) Co.                      28,200         983,475          38,900       1,356,638           4,800         167,400
Hindustan Lever, Ltd.
(India) (NON)                         14,600         818,002              --              --              --              --
Hispanic Broadcasting Corp.
(NON)                                    200          22,650             400          45,300              --              --
Hit Entertainment Plc
(United Kingdom)                      92,180         601,866              --              --              --              --
Hotel Reservations Network,
Inc. Class A (NON)                     9,400         166,850          21,500         381,625              --              --
IBP, Inc.                              1,100          17,325           1,900          29,925              --              --
ITC, Ltd. (NON)                       12,700         214,340              --              --              --              --
Iceland Group Plc (United
Kingdom)                             174,842         782,405              --              --              --              --
Infinity Broadcating Corp.
Class A (NON)                          2,800          90,650           4,900         158,638              --              --
International Flavors &
Fragrances, Inc.                       1,000          35,063           1,800          63,113              --              --
International Multifoods
Corp.                                 60,300         806,513          85,500       1,143,563              --              --
Interpublic Group Cos.,
Inc.                                   2,700         127,575           4,800         226,800              --              --
Ipsos (France) (NON)                   3,180         479,830              --              --              --              --
Itoen, Ltd. (Japan)                   11,700       1,417,212              --              --              --              --
Jack in the Box, Inc. (NON)            5,800         123,613              --              --              --              --
Johnnies Industrial Corp.             60,800         932,086              --              --              --              --
KAO Corp. (Japan) (NON)               16,000         490,769              --              --              --              --
Kellogg Co.                            1,200          30,750           2,100          53,813              --              --
Kimberly-Clark Corp.                  32,600       1,825,600          50,500       2,828,000           5,200         291,200
Kirin Brewery Co., Ltd.
(NON)                                 42,000         515,307              --              --              --              --
Koninklijke Ahold N.V.
(Netherlands)                          9,500         246,681              --              --              --              --
Kroger Co. (NON)                       5,900         103,619          10,400         182,650              --              --
L'OREAL (France) (NON)                   800         515,700              --              --              --              --
Lancaster Colony Corp.                15,700         479,831          22,600         690,713              --              --
La Rinascente SpA (Italy)              3,200          15,280              --              --              --              --
Learning Tree
International, Inc. (NON)             18,500         656,750          28,800       1,022,400              --              --
Loislaw.com, Inc. (NON)                9,300         178,444          21,400         410,613              --              --
Luby's, Inc.                          28,200         266,138          40,700         384,106              --              --
McCormick & Company, Inc.                900          29,025           1,600          51,600              --              --
McDonald's Corp.                       9,500         356,844          16,700         627,294              --              --
MediaOne Group, Inc. (NON)            11,360         920,160          14,900       1,206,900           1,142          92,502
Mediaset SpA (Italy)                 272,534       5,403,205         246,470       4,886,465          40,648         805,879
Michael Foods Inc.                    13,400         281,400          19,200         403,200              --              --
Multex.com, Inc. (NON)                 4,000         148,500           9,200         341,550              --              --
NRJ S.A. (France)                      1,117         826,720              --              --              --              --
Nabisco Group Holdings
Corp.                                 39,900         478,800          41,200         494,400           5,900          70,800
Nabisco Holdings Corp.
Class A                                1,100          35,406           1,900          61,156              --              --
Nestle S.A. (Switzerland)                470         841,302              --              --              --              --
News Corp., Ltd. ADR
(Australia)                           81,381       4,577,681         129,694       7,295,288          20,909       1,176,131
Nippon Broadcasting Systems
(Japan) (NON)                          6,000         952,308              --              --              --              --
Nippon Television Network
Corp. (Japan)                          4,160       2,962,430           4,980       3,546,371             600         427,274
Omnicom Group, Inc.                   20,400       1,906,125          29,200       2,728,375           3,500         327,031
Oneida, Ltd.                          13,600         263,500          19,700         381,688              --              --
Organizacion Soriana S.A.
(Mexico) (NON)                        54,400         251,977              --              --              --              --
Outback Steakhouse, Inc.
(NON)                                  1,200          38,475           2,100          67,331              --              --
P.F. Chang's China Bistro,
Inc. (NON)                             6,980         231,213          10,080         333,900              --              --
PT Gudang Garam (Indonesia)          116,000         221,866              --              --              --              --
Papa Johns International,
Inc. (NON)                            17,700         584,100          26,000         858,000              --              --
Pegasus Communications
Corp. (NON)                           12,100       1,703,075          22,300       3,138,725              --              --
Penton Media, Inc.                    16,700         434,200          23,700         616,200              --              --
PepsiCo, Inc.                         10,900         376,731          19,200         663,600              --              --
Performance Food Group Co.
(NON)                                 18,400         402,500          26,800         586,250              --              --
Philip Morris Cos., Inc.              68,703       1,451,351          99,225       2,096,128           9,271         195,850
Premier Parks, Inc. (NON)                600          12,600           1,100          23,100              --              --
PrimaCom AG (Germany) (NON)            5,784         441,898              --              --              --              --
Procter & Gamble Co.                   9,200         517,500          16,200         911,250              --              --
Promodes (France)                        160         125,296              --              --              --              --
ProSieben Media AG
(Germany)                             14,800       1,689,013              --              --              --              --
ProsoftTraining.com (NON)             22,400         505,400          42,500         958,906              --              --
R.J. Reynolds Tobacco
Holdings, Inc.                         2,100          35,700           3,700          62,900              --              --
RARE Hospitality
International, Inc. (NON)              6,700         130,231              --              --              --              --
Radio One, Inc. (NON)                  9,600         639,600          22,100       1,472,413              --              --
Ralston-Ralston Purina
Group                                  1,000          27,375           1,800          49,275              --              --
Regent Communications, Inc.
(NON)                                 18,700         231,413          43,300         535,838              --              --
Robert Mandavi Corp. (The)
(NON)                                 10,900         380,138          15,500         540,563              --              --
Romac International, Inc.
(NON)                                 23,500         212,969          54,100         490,281              --              --
Ruby Tuesday, Inc.                     8,600         150,500              --              --              --              --
Ruddick Corp.                         23,800         260,313          34,400         376,250              --              --
SAGA Communications, Inc.
Class A (NON)                         16,862         322,486          27,720         530,145              --              --
SUPERVALU, Inc.                        1,300          24,619           2,300          43,556              --              --
SYSCO Corp.                           48,200       1,720,138          65,700       2,344,669           8,470         302,273
Safeway, Inc. (NON)                    4,200         190,050           7,400         334,850              --              --
Salem Communications Corp.
Class A (NON)                         14,800         176,675          36,900         440,494              --              --
Sara Lee Corp.                         3,500          63,000           6,200         111,600              --              --
Seven-Eleven Japan Co.,
Ltd. (Japan) (NON)                    19,000       2,190,095              --              --              --              --
Shiseido Co., Ltd. (Japan)
(NON)                                214,000       2,916,186         176,000       2,398,359          30,000         408,811
Smithfield Foods, Inc.
(NON)                                 18,800         376,000          26,800         536,000              --              --
South African Breweries,
Ltd. (South Africa)                   60,400         462,977              --              --              --              --
Spanish Broadcasting
Systems (NON)                          6,614         119,052              --              --           1,600          28,800
Starbucks Corp. (NON)                  1,300          58,256           2,300         103,069              --              --
Sundrug Co., Ltd. (Japan)             14,300       1,015,542              --              --              --              --
TMP Worldwide, Inc. (NON)                400          31,100             800          62,200              --              --
TPI Paginas Amarillas 144A
(Spain) (NON)                         26,795       1,164,054          17,400         755,907           2,138          92,881
TV Azteca, S.A. de C.V.
(Mexico)                              73,428       1,083,063              --              --              --              --
TV Azteca, S.A. de C.V.
Class A, (Mexico)                    577,300         525,442              --              --              --              --
Tesco Plc (United Kingdom)
(NON)                                857,943       2,852,097         758,646       2,522,000          92,405         307,186
The Quaker Oats Co.                    1,400          84,875           2,500         151,563              --              --
Time Warner, Inc.                     36,800       3,680,000          56,600       5,660,000           5,000         500,000
Tricon Global Restaurants,
Inc. (NON)                             1,000          31,063           1,800          55,913              --              --
Tsuruha Co., Ltd. (Japan)              7,200         541,565              --              --              --              --
UST, Inc.                              3,300          51,563           5,800          90,625              --              --
UnitedGlobalCom, Inc.                    600          45,038           1,100          82,569              --              --
United Natural Foods, Inc.            54,200         813,000          76,400       1,146,000              --              --
Universal Foods Corp.                 25,900         553,613          37,500         801,563              --              --
Univision Communications,
Inc. Class A (NON)                    17,000       1,921,000          25,800       2,915,400           3,100         350,300
ValueClick, Inc. (NON)                 2,300          48,156           5,400         113,063              --              --
VerticalNet, Inc. (NON)                1,300         176,800              --              --              --              --
Viacom, Inc. Class B (NON)            63,100       3,328,525          82,220       4,337,105          10,580         558,095
Walgreen Co.                           6,500         167,375          11,400         293,550              --              --
Wendy's International, Inc.            1,200          24,225           2,100          42,394              --              --
Worldgate Communications,
Inc. (NON)                             4,600         138,288          10,800         324,675              --              --
Yoshimoto Kogyo Co., Ltd.
(Japan)                               11,000         167,627              --              --              --              --
Young & Rubicam, Inc.                    600          28,200           1,100          51,700              --              --
Zee Telefilms, Ltd. (India)           27,000         633,617              --              --              --              --
                                              --------------                  --------------                  --------------
                                                 125,062,937                     127,043,575                      11,263,727

Energy                                                  3.4%                            3.3%                            1.1%
----------------------------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp.               1,200          46,425           2,100          81,244              --              --
Apache Corp.                           1,100          54,725           1,900          94,525              --              --
Atlantic Richfield Co.                 2,300         195,500           4,000         340,000              --              --
Atwood Oceanics, Inc. (NON)            2,100         139,256              --              --              --              --
BJ Services Co. (NON)                    400          29,550             700          51,713              --              --
BP Amoco Plc ADR (United
Kingdom)                              41,726       2,214,086          56,130       2,978,398           7,760         411,765
Baker Hughes, Inc.                     3,200          96,800           5,600         169,400              --              --
Basin Exploration, Inc.
(NON)                                 28,100         419,744          41,200         615,425              --              --
British Petroleum Co. Plc
(United Kingdom)                     688,264       6,285,907         459,486       4,196,480          55,358         505,584
Burlington Resources, Inc.            12,600         466,200          18,100         669,700           1,930          71,410
Burmah Castrol Plc (United
Kingdom) (NON)                        14,500         356,644              --              --              --              --
CONSOL Energy, Inc.                   11,600         122,525              --              --              --              --
Chevron, Inc.                         42,000       3,882,375          57,965       5,358,140           6,700         619,331
Conoco, Inc.                          53,700       1,322,363          61,220       1,507,543          10,345         254,746
Conoco, Inc. Class B                  63,000       1,614,375          87,146       2,233,116          10,100         258,813
Cooper Cameron Corp. (NON)               600          40,125           1,000          66,875              --              --
Devon Energy Corp.                     9,700         471,056          13,800         670,163              --              --
Diamond Offshore Drilling,
Inc.                                   1,500          59,906           2,600         103,838              --              --
ENSCO International, Inc.                600          21,675           1,100          39,738              --              --
Ente Nazionale Idrocarburi
(ENI) SpA (Italy)                    451,200       2,253,586              --              --              --              --
Exxon Mobil Corp.                    121,600       9,462,000         174,001      13,539,453          17,365       1,351,214
Global Marine, Inc. (NON)              1,000          25,375           1,800          45,675              --              --
GulfMark Offshore, Inc.
(NON)                                 15,700         324,794          22,700         469,606              --              --
Halliburton Co.                        3,700         151,700           6,500         266,500              --              --
Helmerich & Payne, Inc.               17,500         542,500          25,200         781,200              --              --
Hindustan Petroleum Corp.,
Ltd. (India) (NON)                    44,000         133,111              --              --              --              --
Mitchell Energy &
Development Corp. Class B             12,500         275,000          18,100         398,200              --              --
Nabors Industries, Inc.
(NON)                                    600          23,288           1,100          42,694              --              --
National-Oilwell, Inc.
(NON)                                 26,000         802,750          37,600       1,160,900              --              --
Newfield Exploration Co.
(NON)                                 14,400         507,600          20,600         726,150              --              --
Newpark Resources, Inc.
(NON)                                 53,900         431,200          78,900         631,200              --              --
Noble Drilling Corp. (NON)               800          33,150           1,400          58,013              --              --
Occidental Petroleum Corp.             3,700          76,775           6,500         134,875              --              --
PetroChina Co., Ltd. (Hong
Kong) (NON)                        3,012,000         495,134              --              --              --              --
Petroleo Brasileiro
S/A-Petrobras ADR (Brazil)            38,400       1,046,400              --              --              --              --
Pogo Producing Co.                     3,200          91,400              --              --              --              --
Pride International, Inc.
(NON)                                 24,800         565,750          35,200         803,000              --              --
R&B Falcon Corp. (NON)                 1,200          23,625           2,100          41,344              --              --
Range Resources Corp.                 69,700         152,469         100,800         220,500              --              --
Repsol Ord. (Spain) (NON)             11,000         240,670              --              --              --              --
Royal Dutch Petroleum Co.
(Netherlands) (NON)                    7,900         460,290              --              --              --              --
Royal Dutch Petroleum Co.
Plc ADR (Netherlands)                 53,700       3,091,106          81,000       4,662,563          17,240         992,378
Sasol, Ltd. (South Africa)            96,600         604,213              --              --              --              --
Schlumberger, Ltd.                    42,650       3,262,725          43,375       3,318,188           7,410         566,865
Shell Transportation &
Trading (United Kingdom)
(NON)                                901,604       7,466,183       1,401,642      11,606,997         171,343       1,418,891
Siam Commercial Bank Public
Co., Ltd. GDR                         54,900         612,135              --              --              --              --
Smith International, Inc.
(NON)                                    500          38,750             900          69,750              --              --
St. Mary Land & Exploration
Co.                                   13,100         391,363          18,500         552,688              --              --
Suncor Energy, Inc.
(Canada) (NON)                         9,000         390,319          15,500         672,216              --              --
Surgutneftegaz ADR (Russia)
(NON)                                 62,800         902,750              --              --              --              --
Tatneft ADR (Russia)                  40,500         531,563              --              --              --              --
Texaco, Inc.                           2,600         139,425           4,600         246,675              --              --
Tidewater, Inc.                       22,100         703,056          31,800       1,011,638              --              --
Tosco Corp.                           34,920       1,062,878          61,990       1,886,821           9,825         299,048
Total S.A. ADR (France)
(NON)                                  3,200         235,600              --              --              --              --
Total S.A. Class B,
(France)                              81,293      12,149,849          99,212      14,827,977          12,025       1,797,226
USX-Marathon Group, Inc.               1,100          28,669           1,900          49,519              --              --
Ultramar Diamond Shamrock
Corp.                                  1,200          30,450           2,100          53,288              --              --
Union Pacific Resources
Group, Inc.                           75,500       1,094,750         102,600       1,487,700          13,300         192,850
Unocal Corp.                           2,200          65,450           3,900         116,025              --              --
Vintage Petroleum, Inc.               24,300         489,038          25,900         521,238              --              --
Weatherford International,
Inc.                                  11,200         660,100          15,300         901,744           1,900         111,981
                                              --------------                  --------------                  --------------
                                                  69,908,176                      80,480,635                       8,852,102

Financial                                               9.7%                            7.3%                            2.4%
----------------------------------------------------------------------------------------------------------------------------
ABN AMRO Holding N.V.
(Netherlands)                         27,100         602,757              --              --              --              --
AFLAC, Inc.                           24,100       1,098,056          33,200       1,512,675           4,100         186,806
AGF (Assurances Generales
de France) (France)                   13,100         676,193              --              --              --              --
AMCORE Financial, Inc.                13,100         234,163          18,900         337,838              --              --
AMP, Ltd. (Australia)                211,347       1,997,471              --              --              --              --
AON Corp.                             23,800         767,550          41,530       1,339,343           4,400         141,900
AXA Financial, Inc.                    1,900          68,163           3,300         118,388              --              --
Affiliated Managers Group,
Inc. (NON)                             3,300         156,750              --              --              --              --
Aiful Corp. (Japan)                   16,975       1,890,349              --              --              --              --
Alleanza Assicurazioni SpA
(Italy)                               22,100         216,542              --              --              --              --
Allianz Versicherungs AG
(Germany) (NON)                        2,800       1,137,787              --              --              --              --
Allied Irish Banks Plc
(Ireland)                             19,100         185,141              --              --              --              --
Allied Zurich AG (United
Kingdom)                             152,115       1,667,844              --              --              --              --
Allstate Corp.                        32,200         766,763          45,008       1,071,753           4,888         116,396
AmSouth Bancorporation                 2,100          31,369           3,700          55,269              --              --
Ambac Financial Group, Inc.              400          20,150             700          35,263              --              --
AmeriCredit Corp. (NON)                6,900         112,556              --              --              --              --
American Express Co.                  16,500       2,457,469          25,900       3,857,481           2,500         372,344
American General Corp.                30,340       1,702,833          42,200       2,368,475           5,100         286,238
American International
Group, Inc.                           42,600       4,664,700          64,200       7,029,900           5,900         646,050
Amerus Life Holdings, Inc.
Class A                               14,100         255,563          20,000         362,500              --              --
Apartment Investment &
Management Co. Class A (R)               500          19,094             900          34,369              --              --
Associates First Capital
Corp.                                  6,600         141,488          11,600         248,675              --              --
Astoria Financial Corp.                  600          17,025           1,100          31,213              --              --
Australia & New Zealand
Banking Group, Ltd.
(Australia) (NON)                    101,500         641,171              --              --              --              --
Avalonbay Communities, Inc.
(R)                                      500          18,313             900          32,963              --              --
Axa S.A. (France)                     50,803       7,185,348          33,269       4,705,418           4,045         572,107
Axia Holding, Inc. 144A
(PIK) (NON)                              225           2,925              --              --              --              --
BB&T Corp.                            73,500       2,062,594         100,200       2,811,863          13,000         364,813
BMP AG (Germany) (NON)                10,263         259,731              --              --              --              --
Banca Intesa SpA (Italy)              47,300         163,069              --              --              --              --
Banca Popolare di Brescia
SpA (Italy)                           41,056       4,309,012          16,100       1,689,767           1,993         209,174
Banca Popolare di Milano
(Italy)                               18,900         130,678              --              --              --              --
Barclays Plc (United
Kingdom)                              72,058       1,907,184          80,929       2,141,976          11,929         315,729
Banco Bradesco S.A. BRC
(Brazil)                              52,500         435,133              --              --              --              --
Banco Itau S.A. (Brazil)               1,200         107,205              --              --              --              --
Banco Santander Central
Hispano S.A. (Spain)                  15,900         170,522              --              --              --              --
Bank One Corp.                        10,600         364,375          19,400         666,875               2              69
Bank Sinopac (Taiwan)                340,000         214,878              --              --              --              --
Bank of America Corp.                 85,700       4,493,894         120,479       6,317,618          12,900         676,444
Bank of East Asia, Ltd.
(Hong Kong)                          174,000         386,592              --              --              --              --
Bank of New York Company,
Inc.                                   6,200         257,688          10,900         453,031              --              --
Bank of Nova Scotia
(Canada)                              75,200       1,507,425              --              --              --              --
Bank of the Philippine
Islands                              120,800         275,147              --              --              --              --
Bank United Corp.                     41,000       1,294,063          58,900       1,859,031              --              --
Banque Nationale de Paris
(France)                              22,074       1,739,155              --              --              --              --
Bayerische Vereinsbank AG
(Germany)                              1,600          98,556              --              --              --              --
Bear Stearns Companies,
Inc. (The)                            38,200       1,742,875          51,800       2,363,375           6,900         314,813
Berkley (W.R.) Corp.                  29,700         684,956          42,700         984,769              --              --
Brown & Brown, Inc.                    4,600         177,963              --              --              --              --
Canary Wharf Finance Plc
(United Kingdom) (NON)                95,000         538,584              --              --              --              --
Capital One Financial Corp.           33,100       1,586,731          44,800       2,147,600           5,700         273,244
Cathay Bancorp, Inc.                   2,900         133,400              --              --              --              --
Centennial Bancorp (NON)              43,700         420,613          64,500         620,813              --              --
Charter One Financial, Inc.           71,900       1,509,900          97,657       2,050,797          12,500         262,500
Chase Manhattan Corp.                 40,600       3,539,813          57,260       4,992,356           6,218         542,132
Cheung Kong Infrastructure
Holdings (Hong Kong) (NON)           152,476       2,281,314         218,000       3,261,671          27,000         403,968
Chinatrust Commercial Bank
(Taiwan)                             224,000         218,986              --              --              --              --
Cie Finance Richemont
(Switzerland)                          1,652       4,192,516           2,305       5,849,727             336         852,715
Citigroup, Inc.                      140,501       8,333,466         202,201      11,993,047          20,801       1,233,759
City National Corp.                   22,300         751,231          38,500       1,296,969              --              --
Comerica, Inc.                        52,035       2,178,966          70,470       2,950,931           9,125         382,109
Commerce Asset-Holding
Berhad (Malaysia)                    122,000         349,957              --              --              --              --
Commerce Group, Inc.                  22,500         663,750          32,300         952,850              --              --
Commercial Federal Corp.              25,100         417,288          35,600         591,850              --              --
Commercial International
Bank GDR                              16,000         185,600              --              --              --              --
Community First Bankshares            19,500         312,000          28,100         449,600              --              --
Commonwealth Bank of
Australia (Australia)                 15,800         216,315              --              --              --              --
Conseco, Inc.                          2,000          22,875           3,500          40,031              --              --
Consors Discount Broker AG
(Germany) (NON)                        3,657         511,642              --              --              --              --
Countrywide Credit
Industries, Inc.                         700          19,075           1,200          32,700              --              --
Credit Suisse Group
(Switzerland) (NON)                    9,364       1,861,776          10,620       2,111,497           2,732         543,184
Cullen/Frost Bankers, Inc.            18,800         497,025          27,200         719,100              --              --
DBS Group Holdings, Ltd.
(Singapore)                          125,069       1,651,993          81,181       1,072,291           9,749         128,771
Deutsche Bank AG (New
Zealand)                              12,000         795,897              --              --              --              --
Diamond Technology
Partners, Inc. (NON)                   2,100         138,075              --              --              --              --
Duke Realty Investments,
Inc. (R)                                 900          17,213           1,600          30,600              --              --
E(a)Trade Group, Inc. (NON)            1,100          33,138           1,900          57,238              --              --
East West Bancorp, Inc.               19,200         212,400              --              --              --              --
Ehhance Financial Services
Group, Inc.                           42,000         593,250          59,400         839,025              --              --
Equity Office Properties
Trust (R)                             48,300       1,213,538          65,300       1,640,663           8,100         203,513
Equity Residential
Properties Trust (R)                  45,092       1,812,135          61,280       2,462,690           7,898         317,401
Erie Indemnity Co. Class A               700          22,706           1,200          38,925              --              --
Europejski Fundusz Leas
144A GDR                               9,100         170,625              --              --              --              --
FBL Financial Group, Inc.
Class A                               24,100         361,500          33,000         495,000              --              --
Fannie Mae                            87,500       4,938,281         120,330       6,791,124          14,400         812,700
Federal Home Loan Mortgage
Corp.                                 18,400         813,050          27,500       1,215,156           2,200          97,213
Fidelity National
Financial, Inc.                       15,800         218,238          22,400         309,400              --              --
Fifth Third Bancorp                    2,300         144,900           4,000         252,000              --              --
Finova Group, Inc.                       800          13,450           1,400          23,538              --              --
First Midwest Bancorp, Inc.           19,600         475,300          27,800         674,150              --              --
First Security Corp.                     600           7,200           1,100          13,200              --              --
First Tennessee National
Corp.                                  1,500          30,469           2,600          52,813              --              --
First Union Corp.                     10,100         376,225          17,800         663,050              --              --
Firstar Corp.                         91,668       2,102,635          99,079       2,272,625          13,790         316,308
FleetBoston Financial Corp.           85,343       3,115,020         117,621       4,293,167          14,005         511,183
Franklin Resources, Inc.              29,500         986,406          39,900       1,334,156           5,200         173,875
Freedom Securities Corp.              10,100         157,813          14,600         228,125              --              --
Fremont General Corp.                 75,900         450,656         107,700         639,469              --              --
Fuji Bank, Ltd. (The)
(Japan) (NON)                         47,000         443,050              --              --              --              --
Greater Bay Bancorp                    6,500         261,625              --              --              --              --
Greenpoint Finanacial Corp.            2,000          39,250           3,500          68,688              --              --
Grupo Financiero Bancomer,
S.A. de C.V. (Mexico)
(NON)                                531,090       2,439,879              --              --              --              --
HSBC Holdings Plc (United
Kingdom)                              99,200       1,159,340              --              --              --              --
HDFC Bank, Ltd. (India)               53,400         313,901              --              --              --              --
HSBC Holdings Plc (United
Kingdom)                              36,700         433,076              --              --              --              --
Haci Omer Sabanci Holdings
ADR (Turkey) (NON)                    45,600         661,200              --              --              --              --
Hartford Financial Services
Group                                 54,480       2,873,820          74,225       3,915,369           9,695         511,411
Hartford Life, Inc.                    8,300         389,063          11,600         543,750           1,500          70,313
Heller Financial, Inc.                 1,100          25,438           1,900          43,938              --              --
Henderson Land Development
Co., Ltd. (Hong Kong) (R)            153,000         721,133              --              --              --              --
Horace Mann Educators Corp.           22,100         407,469          31,300         577,094              --              --
Host Marriott Corp.                    3,800          33,725           6,700          59,463              --              --
Household International,
Inc.                                  47,400       1,768,613          65,100       2,429,044           7,770         289,918
Housing Development Finance
Corporation, Ltd. (India)
(NON)                                 47,900         419,496              --              --              --              --
Hudson United Bancorp                 21,300         461,944          30,200         654,963              --              --
Huntington Bancshares, Inc.              700          15,663           1,200          26,850              --              --
ICICI Bank, Ltd. ADR
(India) (NON)                         32,800         479,700              --              --              --              --
ICICI, Ltd. ADR (India)
(NON)                                 25,600         576,000              --              --              --              --
Imperial Bancorp. (NON)               15,800         489,800          22,600         700,600              --              --
Internationale Nederlanden
Groep (ING) (Netherlands)            108,232       5,850,264          81,708       4,416,563           9,925         536,476
Intuit, Inc. (NON)                     1,100          59,813           1,900         103,313              --              --
Investment AB Bure (Sweden)           28,306         242,083              --              --              --              --
Investors Financial
Services Corp.                         2,000         117,750              --              --              --              --
Istituto Bancario San Paolo
di Torino (Italy)                    100,500       1,373,438              --              --              --              --
Jefferson-Pilot Corp.                  1,300          86,531           2,300         153,094              --              --
Julius Baer Holdings AG
(Switzerland)                            574       2,158,361             890       3,346,588             107         402,343
Keppel Bank (Singapore)              245,363         473,231         423,000         815,839          51,000          98,364
Keppel Land, Ltd.
(Singapore)                           32,000          35,722              --              --              --              --
Knight/Trimark Group, Inc.
Class A (NON)                            600          30,600           1,100          56,100              --              --
Kookmin Bank 144A GDR
(South Korea)                         29,900         303,059              --              --              --              --
LNR Property Corp.                    17,600         335,500          25,000         476,563              --              --
Legg Mason, Inc.                         400          17,300             700          30,275              --              --
Lehman Brothers Holding,
Inc.                                     700          67,900           1,200         116,400              --              --
Lincoln National Corp.                57,630       1,930,605          58,895       1,972,983           4,600         154,100
Lloyds TSB Group Plc
(United Kingdom)                      13,000         137,051              --              --              --              --
Loews Corp.                              300          15,000             500          25,000              --              --
MBIA, Inc.                               600          31,238           1,100          57,269              --              --
MBNA Corp.                            24,600         627,300          35,800         912,900           3,400          86,700
MGIC Investment Corp.                 16,200         706,725          22,100         964,113           2,800         122,150
Manulife Financial Corp.
(Canada) (NON)                        40,800         599,669              --              --              --              --
Mediolanum SpA (Italy)                56,800       1,001,887              --              --              --              --
Mellon Financial Corp.                55,500       1,637,250          76,100       2,244,950           9,200         271,400
Merrill Lynch & Co., Inc.              3,200         336,000           5,600         588,000              --              --
Metris Companies, Inc.                 3,500         136,063              --              --              --              --
Mitsubishi Bank, Ltd.
(Japan) (NON)                         47,000         673,527              --              --              --              --
Mitsubishi Trust and
Banking Corp. (Japan)
(NON)                                 31,000         288,288              --              --              --              --
Morgan (J.P.) & Co., Inc.             13,700       1,804,975          19,130       2,520,378           2,300         303,025
Morgan Stanley, Dean
Witter, Discover and Co.               8,200         668,813          14,400       1,174,500              --              --
National Australia Bank,
Ltd. (Australia) (NON)                15,800         203,263              --              --              --              --
National Bank of Canada
(Canada)                              52,000         762,490              --              --              --              --
National City Corp.                   48,300         996,188          74,900       1,544,813           7,700         158,813
National Commerce
Bancorporation                         1,300          24,050           2,300          42,550              --              --
National Discount Brokers
Group, Inc. (NON)                      2,400         118,500              --              --              --              --
Nationwide Financial
Services, Inc. Class A                   600          17,550           1,100          32,175              --              --
New Plan Excel Realty Trust            1,500          20,625           2,600          35,750              --              --
Newmedia Spark Plc (United
Kingdom) (NON)                        43,848          74,716              --              --              --              --
Nikko Securities Co., Ltd.
(Japan) (NON)                        817,000      12,402,247         659,000      10,003,771          96,000       1,457,302
Nissin Co., Ltd. (Japan)               9,400         407,698              --              --              --              --
Nomura Securities Co., Ltd.
(Japan) (NON)                        177,000       5,792,224         145,000       4,745,042          13,000         425,418
North Fork Bancorporation,
Inc.                                  19,600         350,350          29,400         525,525              --              --
Northern Trust Corp.                     400          27,025             700          47,294              --              --
OTP Bank GDR                           4,200         227,325              --              --              --              --
Old Mutual Plc (United
Kingdom) (NON)                       324,000         773,955              --              --              --              --
Oversea-Chinese Banking
Corp., Ltd. (Singapore)              157,480         975,621          79,650         493,448              --              --
Overseas Union Bank, Ltd.
(Singapore)                          161,817         728,224         154,683         696,119          19,390          87,261
PNC Bank Corp.                        46,600       2,099,913          63,800       2,874,988           8,000         360,500
PSF Holdings LLC Class A
(NON)                                 16,190         161,900              --              --           4,186          41,860
Paine Webber Group, Inc.              14,500         638,000          20,000         880,000           2,400         105,600
Peoples Heritage Financial
Group, Inc.                           35,600         534,000          50,400         756,000              --              --
Pohjola Group Insurance
Corp. (Finland)                          200          14,803              --              --              --              --
Presidential Life Corp.               16,800         231,000          23,800         327,250              --              --
Promise Co., Ltd. (Japan)             29,700       2,294,881              --              --              --              --
Provident Bankshares Corp.            15,900         250,425          25,000         393,750              --              --
Providian Financial Corp.              1,500         129,938           2,600         225,225              --              --
Prudential Corp. Plc
(United Kingdom)                      71,500       1,077,720              --              --              --              --
Public Bank Berhad
(Malaysia)                           345,000         363,167              --              --              --              --
Queens County Bancorp, Inc.
(NON)                                  7,000         126,438              --              --              --              --
Radian Group, Inc.                     4,600         219,075              --              --              --              --
Regions Financial Corp.                  900          20,531           1,600          36,500              --              --
Reliastar Financial Corp.                900          30,488           1,600          54,200              --              --
Republic Bancorp, Inc.                17,200         160,713          24,900         232,659              --              --
Royal & Sun Alliance
Insurance Group Plc
(United Kingdom)                      59,500         373,330              --              --              --              --
SLM Holding Corp.                      1,000          33,313           1,800          59,963              --              --
Sampo Insurance Co., Ltd.
Class A, (Finland)                    11,000         420,200              --              --              --              --
Schwab (Charles) Corp.                 5,600         318,150           9,900         562,444              --              --
Self Trade (France) (NON)             15,308         192,973              --              --              --              --
Self Trade 144A (France)
(NON)                                  5,000          63,030              --              --              --              --
Shinhan Bank (South Korea)            29,900         320,647              --              --              --              --
Siam Commercial Bank Public
Co., Ltd. (Thailand) (NON)           233,100         198,612              --              --              --              --
Skandia Forsakrings AB
(Sweden)                              24,798       1,172,177              --              --              --              --
Societe Generale (France)              6,946       1,382,407              --              --              --              --
Soundwill Holdings, Ltd.
(Hong Kong) (NON)                    682,000          37,663              --              --              --              --
Southwest Bancorporation of
Texas, Inc. (NON)                     24,100         468,444          34,400         668,650              --              --
Sovereign Bancorp, Inc.               33,000         249,563          48,400         366,025              --              --
Spieker Properties, Inc.
(R)                                      500          22,250             900          40,050              --              --
Standard Bank Investment
(South Africa) (NON)                 144,100         596,459              --              --              --              --
State Street Corp.                     1,200         116,250           2,100         203,438              --              --
Sterling Bancshares, Inc.             42,500         406,406          60,700         580,444              --              --
Sumitomo Trust & Banking
(Japan) (NON)                         16,000         239,133              --              --              --              --
Summit Bancorp                           900          23,625           1,600          42,000              --              --
Sun Hung Kai Properties,
Ltd. (Hong Kong)                      32,000         277,403              --              --              --              --
SunTrust Banks, Inc.                   2,900         167,475           5,100         294,525              --              --
Svenska Handelsbanken
(Sweden)                               9,100         112,007              --              --              --              --
Synovus Financial Corp.               14,400         271,800          14,565         274,914           2,625          49,547
T. Rowe Price Associates,
Inc.                                     900          35,550           1,600          63,200              --              --
TCF Financial Corp.                    1,100          26,194           1,900          45,244              --              --
TD Waterhouse Group, Inc.
(NON)                                 45,600       1,140,000              --              --              --              --
Taishin International Bank
(Taiwan)                             217,000         132,857              --              --              --              --
Tecis Holdings (Germany)
(NON)                                 10,435       1,365,263              --              --              --              --
Thai Farmers Bank Public
Co. (Thailand) (NON)                 251,900         277,855              --              --              --              --
The PMI Group, Inc.                      900          42,694           1,600          75,900              --              --
Theta Group, Ltd. (Kenya)
(NON)                                209,500         444,822              --              --              --              --
Torchmark Corp.                       45,500       1,052,188          62,500       1,445,313           8,200         189,625
Travelers Property Casualty
Corp.                                  1,400          57,750           2,500         103,125              --              --
Turkiye Garanti Bankasi
144A (Turkey)                     34,850,100         444,339              --              --              --              --
U.S. Bancorp                          63,300       1,384,688          86,135       1,884,203          10,800         236,250
Uniao de Bancos Brasileiros
S.A. GDR (Brazil) (NON)                5,800         184,150              --              --              --              --
Unidanmark A.S. (Denmark)              8,200         525,317              --              --              --              --
United Bank of Switzerland
(UBS) AG (Switzerland)                 5,100       1,338,719              --              --              --              --
United Overseas Bank, Ltd.
(Singapore)                           50,000         306,838              --              --              --              --
United World Chinese
Commercial Bank                      228,000         274,681              --              --              --              --
Value Management & Research
AG (Germany)                           5,026         313,189              --              --              --              --
Verwaltungs-und Privat-Bank
AG (Switzerland)                          74         295,591              --              --              --              --
Vornado Realty Trust (R)                 600          20,100           1,100          36,850              --              --
Wachovia Corp.                        16,500       1,114,781          22,800       1,540,425           2,700         182,419
Waddell & Reed Financial,
Inc.                                  12,800         541,600          18,300         774,319              --              --
Washington Mutual, Inc.               55,734       1,476,951          57,657       1,527,911           8,958         237,387
Webster Financial Corp.               20,100         462,300          28,500         655,500              --              --
Wells Fargo Co.                      119,445       4,889,780         128,900       5,276,844          18,250         747,109
Westpac Banking Corp.
(Australia)                           80,200         502,382              --              --          26,326         164,909
Wilmington Trust Corp.                   300          14,588             500          24,313              --              --
Yapi ve Kredi Bankasi A.S.
GDR (Turkey) (NON)                    20,900         532,950              --              --              --              --
Zions Bancorp                          1,000          41,625           1,800          74,925              --              --
                                              --------------                  --------------                  --------------
                                                 198,230,394                     177,451,943                      18,547,658

Health Care                                             5.2%                            5.4%                            1.2%
----------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                   68,900       2,424,419          96,700       3,402,631          10,500         369,469
Abgenix, Inc. (NON)                      200          27,625              --              --              --              --
Accredo Health, Inc. (NON)            16,550         548,219          29,700         983,813              --              --
Aetna, Inc.                              500          27,844             900          50,119              --              --
Affymetrix, Inc. (NON)                   500          74,219              --              --              --              --
Albany Molecular Research,
Inc. (NON)                             4,718         275,413           8,600         502,025              --              --
Alkermes, Inc. (NON)                     400          37,000              --              --              --              --
Allergan, Inc.                        35,300       1,765,000          51,900       2,595,000           6,200         310,000
Allscripts, Inc. (NON)                 4,400         264,550          10,100         607,263              --              --
Alpharma, Inc. Class A                 7,200         264,600          10,500         385,875              --              --
AmSurg Corp. (NON)                     3,100          18,213           8,200          48,175              --              --
AmeriSource Health Corp.
Class A (NON)                         43,600         654,000          63,100         946,500              --              --
American Home Products
Corp.                                 10,000         536,250          17,600         943,800              --              --
Amgen, Inc.                           52,300       3,209,913          78,500       4,817,938           8,100         497,138
Anesta Corp. (NON)                    21,000         277,922          47,900         633,927              --              --
Angiotech Pharmaceuticals,
Inc. (Canada) (NON)                    6,100         242,475          13,900         552,525              --              --
Ares-Serono Group Class B,
(Switzerland)                          1,365       5,132,689           1,441       5,418,465             177         665,557
Arrow International, Inc.             11,450         359,244          16,200         508,275              --              --
ArthroCare Corp. (NON)                 4,700         432,400           9,000         828,000              --              --
Artimplant AB Class B,
(Sweden) (NON)                         4,390          73,567              --              --              --              --
Aspect Medical Systems,
Inc. (NON)                               500          17,938           1,200          43,050              --              --
AstraZeneca Group Plc
(United Kindgom)                       9,000         363,012              --              --              --              --
Aventis S.A. (France)                106,531       5,799,015          68,927       3,752,041           8,401         457,308
Bard (C.R.), Inc.                        700          27,081           1,200          46,425              --              --
Bausch & Lomb, Inc.                      700          36,531           1,200          62,625              --              --
Baxter International, Inc.            26,100       1,636,144          36,100       2,263,019           4,300         269,556
Bayer AG (Germany) (NON)              15,800         707,674              --              --              --              --
Beckman Coulter, Inc.                 10,900         699,644          15,800       1,014,163              --              --
Becton, Dickson and Co.                2,400          63,150           4,200         110,513              --              --
Bindley Western Industries,
Inc.                                  37,700         511,306          53,600         726,950              --              --
Biogen, Inc. (NON)                     1,300          90,838           2,300         160,713              --              --
Biomet, Inc.                           1,100          40,013           1,900          69,113              --              --
Block Drug, Inc. Class A              14,200         391,388          20,600         567,788              --              --
Boston Scientific Corp.
(NON)                                  2,200          46,888           3,900          83,119              --              --
Bristol-Myers Squibb Co.             115,800       6,687,450         168,400       9,725,100          18,200       1,051,050
CIGNA Corp.                           22,200       1,681,650          30,360       2,299,770           3,800         287,850
Cambrex Corp.                         14,200         617,700          20,100         874,350              --              --
Cardinal Health, Inc.                  2,700         123,863           4,800         220,200              --              --
Celgene Corp. (NON)                    1,200         119,475              --              --              --              --
Cell Genesys, Inc. (NON)              13,400         285,588          27,300         581,831              --              --
Cephalon, Inc. (NON)                  13,000         487,500          18,500         693,750              --              --
ChiRex, Inc. (NON)                    14,500         279,125          31,600         608,300              --              --
Chiron Corp. (NON)                     1,000          49,875           1,800          89,775              --              --
Colin Corp. (Japan)                    1,500         155,319              --              --              --              --
Columbia/HCA Healthcare
Corp.                                  4,200         106,313           7,400         187,313              --              --
Conventry Health Care, Inc.
(NON)                                 52,400         445,400          74,700         634,950              --              --
Corixa Corp. (NON)                     2,300          94,875              --              --              --              --
DENTSPLY International,
Inc.                                     600          17,025           1,100          31,213              --              --
Diagnostic Products Corp.             13,500         329,906          19,500         476,531              --              --
Eclipsys Corp. (NON)                  11,100         215,063          25,400         492,125              --              --
Eisai Co., Ltd. (Japan)
(NON)                                 72,000       1,902,510          44,000       1,162,645           6,000         158,543
Elan Corp. Plc ADR
(Ireland) (NON)                       11,000         522,500              --              --              --              --
Elan Corp. Plc ADR
(Ireland) (NON)                       32,998       1,598,974          57,002       2,762,129           7,053         341,765
Forest Laboratories, Inc.
(NON)                                 12,600       1,064,700          18,500       1,563,250           2,200         185,900
Foundation Health Systems,
Inc. Class A (NON)                     1,900          15,200           3,300          26,400              --              --
Genentech, Inc. (NON)                 13,300       2,021,600          19,900       3,024,800           2,500         380,000
Genzyme Corp. (NON)                      700          35,088           1,200          60,150              --              --
Glaxo Wellcome Plc (United
Kingdom)                              31,600         903,298              --              --              --              --
Guidant Corp. (NON)                    1,900         111,744           3,300         194,081              --              --
Haemonetics Corp. (NON)               20,600         463,500          29,400         661,500              --              --
Health Management Assoc.,
Inc. (NON)                             2,000          28,500           3,500          49,875              --              --
Hooper Holmes, Inc.                    4,500         154,406              --              --              --              --
Human Genome Sciences, Inc.
(NON)                                  1,200          99,675           2,792         231,911              --              --
IDEC Pharmaceuticals Corp.
(NON)                                  6,400         628,800           7,100         697,575             900          88,425
ILEX Oncology, Inc. (NON)              7,200         302,400          11,900         499,800              --              --
IMS Health, Inc.                       2,900          49,119           5,100          86,381              --              --
IVAX Corp. (NON)                         900          24,525           1,650          44,963              --              --
Igen, Inc. (NON)                       2,600          65,000           6,400         160,000              --              --
Immunex Corp. (NON)                   31,700       2,010,969          46,800       2,968,875           5,400         342,563
Incyte Pharmaceuticals,
Inc. (NON)                               600          52,463              --              --              --              --
Invacare Corp.                        23,000         631,063          33,300         913,669              --              --
Invitrogen Corp. (NON)                 9,600         557,400          22,000       1,277,375              --              --
Johnson & Johnson                     46,300       3,243,894          68,600       4,806,288           6,700         469,419
Jones Medical Industries,
Inc.                                   9,000         273,375              --              --              --              --
King Pharmacueticals, Inc.
(NON)                                  2,600          81,900              --              --              --              --
LifePoint Hospitals, Inc.
(NON)                                 15,500         257,688          22,200         369,075              --              --
Lilly Eli & Co.                        5,700         359,100          10,000         630,000              --              --
Lincare Holdings, Inc.
(NON)                                 17,900         507,913          25,800         732,075              --              --
Mallinckrodt, Inc.                    18,200         523,250          37,065       1,065,619           3,300          94,875
Matria Healthcare, Inc.
(NON)                                 70,000         371,875          99,900         530,719              --              --
Maxim Pharmaceuticals, Inc.
(NON)                                  3,900         183,056           8,800         413,050              --              --
Mckesson HBOC, Inc.                    1,600          33,600           2,800          58,800              --              --
Medical Manager Corp. (NON)              200           7,013             400          14,025              --              --
Medicis Pharmaceutical
Corp. Class A (NON)                    8,575         343,000          11,425         457,000              --              --
Medimmune, Inc. (NON)                 13,500       2,350,688          19,900       3,465,088           2,400         417,900
Medquist, Inc. (NON)                   9,300         252,844          16,000         435,000              --              --
Medtronic, Inc.                        8,500         437,219          15,000         771,563              --              --
Mentor Corp.                          21,500         580,500          30,500         823,500              --              --
Merck & Co., Inc.                     18,500       1,149,313          32,500       2,019,063              --              --
Meridian Diagnostics, Inc.            28,400         244,950          25,000         215,625              --              --
Mid Atlantic Medical
Services, Inc. (NON)                  12,400         114,700              --              --              --              --
Millennium Pharmaceuticals,
Inc. (NON)                             1,300         168,838              --              --              --              --
Millipore Corp.                          500          28,219             900          50,794              --              --
Misys Plc (United Kingdom)            55,188         769,889           3,100          43,246             800          11,160
Mylan Laboratories, Inc.                 900          24,750           1,600          44,000              --              --
NetOptix Corp. (NON)                   1,000         171,750           2,300         395,025              --              --
Neurocrine Biosciences,
Inc. (NON)                            13,000         302,250          29,900         695,175              --              --
Novartis AG ADR
(Switzerland)                            680         928,832              --              --              --              --
Omnicare, Inc.                       102,000       1,230,375         150,700       1,817,819              --              --
On Assignment, Inc. (NON)             10,600         477,000          18,300         823,500              --              --
OraPharma, Inc. (NON)                  3,300          61,050           7,500         138,750              --              --
Orthodontic Centers of
America, Inc. (NON)                   31,100         583,125          45,200         847,500              --              --
Osteotech, Inc. (NON)                 13,000         173,875          30,100         402,588              --              --
Owens & Minor, Inc.                  103,200       1,096,500         146,600       1,557,625              --              --
Oxford Glycosciences Plc
(United Kingdom) (NON)                18,324         503,372              --              --              --              --
Oxford Health Plans, Inc.
(NON)                                  1,200          18,300           2,100          32,025              --              --
PE Corp.-PE Biosystems
Group                                 36,800       3,551,200          54,100       5,220,650           6,400         617,600
PSS World Medical, Inc.
(NON)                                 51,800         351,269          73,800         500,456              --              --
Pall Corp.                             1,100          24,681           1,900          42,631              --              --
Patterson Dental Co. (NON)             6,800         260,100           9,900         378,675              --              --
Per-Se Technologies, Inc.
(NON)                                 32,400         190,350          46,200         271,425              --              --
Pfizer, Inc.                          30,600       1,118,813          53,800       1,967,063              --              --
Pharmacia & Upjohn, Inc.
(Sweden)                              51,700       3,063,225          70,600       4,183,050           8,700         515,475
Pharmacia & Upjohn, Inc.
(Sweden)                              17,800       1,028,593              --              --              --              --
Priority Healthcare Corp.
Class B (NON)                         14,850         746,213          27,350       1,374,338              --              --
Province Healthcare Co.
(NON)                                 14,000         400,750          30,800         881,650              --              --
Quintiles Transnational
Corp. (NON)                            1,100          18,769           1,900          32,419              --              --
Quorum Health Group, Inc.
(NON)                                 40,800         410,550          58,200         585,638              --              --
RehabCare Group, Inc. (NON)           16,900         417,219          27,100         669,031              --              --
ResMed, Inc. (NON)                    20,600         863,638          19,500       1,391,813              --              --
Rexall Sundown, Inc. (NON)            19,500         275,438          44,600         629,975              --              --
Roche Holdings AG
(Switzerland)                             32         347,141              --              --              --              --
Sanofi-Synthelabo S.A.
(France) (NON)                        71,402       2,717,328          93,682       3,565,232          11,386         433,314
Schering-Plough Corp.                 86,300       3,171,525         125,400       4,608,450          13,550         497,963
Sepracor, Inc. (NON)                     400          29,125             800          58,250              --              --
Serologicals Corp. (NON)              14,900          81,019          21,600         117,450              --              --
ServiceMaster Co. (The)                4,300          48,375           7,600          85,500              --              --
Shared Medical Systems
Corp.                                  7,900         409,813          11,300         586,188              --              --
Smithkline Beecham Plc ADR
(United Kingdom)                      84,850       1,118,824              --              --              --              --
Stryker Corp.                            600          41,850           1,100          76,725              --              --
Sybron International Corp.
(NON)                                  1,200          34,800           2,100          60,900              --              --
Takeda Chemical Industries
(Japan)                               48,000       3,422,878              --              --              --              --
Tecan (Switzerland) (NON)                937         657,386              --              --              --              --
Techne Corp. (NON)                     2,400         165,600              --              --              --              --
Tenet Healthcare Corp.                 2,900          66,700           5,100         117,300              --              --
Trigon Healthcare, Inc.
(NON)                                 16,400         586,300          23,600         843,700              --              --
Trimeris, Inc. (NON)                   4,400         219,725           7,100         354,556              --              --
US Oncology, Inc. (NON)               79,500         357,750         113,300         509,850              --              --
United Healthcare Corp.                1,201          71,610           2,100         125,213              --              --
United Wisconsin Services             48,900         272,006          47,200         262,550              --              --
Universal Health Services,
Inc. (NON)                            10,300         504,700          17,100         837,900              --              --
VISX, Inc. (NON)                         600          10,950           1,100          20,075              --              --
Ventana Medical Systems,
Inc. (NON)                             3,900         168,431           9,000         388,688              --              --
Vital Signs, Inc.                     13,800         316,538          20,000         458,750              --              --
Warner-Lambert Co.                    40,400       3,939,000          61,200       5,967,000           6,100         594,750
Waters Corp. (NON)                       600          57,150           1,100         104,775              --              --
Watson Pharmaceuticals,
Inc. (NON)                               900          35,719           1,600          63,500              --              --
Wellpoint Health Networks,
Inc. (NON)                               200          13,975             400          27,950              --              --
Wesley Jessen VisionCare,
Inc. (NON)                             9,500         341,406          10,400         373,750              --              --
West Pharmaceutical
Services, Inc.                         3,900          98,719           5,700         144,281              --              --
Yamanouchi Pharmaceutical
Co., Ltd. (Japan)                     36,000       1,976,360              --              --              --              --
Zeneca Group Plc (United
Kingdom)                              70,071       2,833,221          58,200       2,353,234           6,969         281,782
                                              --------------                  --------------                  --------------
                                                 106,706,480                     129,319,555                       9,339,362

Technology                                             19.8%                           18.6%                            4.5%
----------------------------------------------------------------------------------------------------------------------------
3Com Corp. (NON)                       2,500         139,063           4,400         244,750              --              --
ADC Telecommunications,
Inc. (NON)                             2,600         140,075           4,600         247,825              --              --
ADTRAN, Inc. (NON)                     9,200         546,825           8,900         528,994              --              --
ANADIGICS, Inc. (NON)                 18,150       1,197,900          33,900       2,237,400              --              --
ARM Holdings Plc (United
Kingdom) (NON)                        33,977       2,050,707              --              --              --              --
ASM Lithography Holding
N.V. (Netherlands) (NON)              12,300       1,370,817              --              --              --              --
ATMI, Inc. (NON)                       8,900         424,975          15,700         749,675              --              --
About.com, Inc. (NON)                  3,800         334,875           9,500         837,188              --              --
Acer, Inc. (Taiwan)                   28,600         398,970              --              --              --              --
Acer Peripherals, Inc.
(Taiwan)                              63,000         317,281              --              --              --              --
Act Manufacturing, Inc.
(NON)                                 22,500       1,258,594          48,200       2,696,188              --              --
Actuate Corp. (NON)                    1,900         102,244              --              --              --              --
Acxiom Corp. (NON)                       600          19,950           1,100          36,575              --              --
Adaptec, Inc. (NON)                      900          34,763           1,600          61,800              --              --
Adobe Systems, Inc.                    1,100         122,444           1,900         211,494              --              --
Advanced Digital
Information Corp. (NON)                4,200         143,850              --              --              --              --
Advanced Energy Industries,
Inc. (NON)                             9,100         464,100          15,600         795,600              --              --
Advanced Fibre
Communications (NON)                   4,600         288,363              --              --              --              --
Advanced Micro Devices,
Inc. (NON)                               800          45,650           1,400          79,888              --              --
Advanced Semiconductor
Engineering, Inc. (Taiwan)            99,000         374,753              --              --              --              --
Advanced Vision Technology,
Ltd. (Israel) (NON)                   14,949         295,519              --              --              --              --
Advanced Vision Technology,
Ltd. (Israel) (NON)                    8,181         161,726              --              --              --              --
Advantest Corp. (Japan)               13,100       2,788,405          14,600       3,107,688           1,800         383,140
Affiliated Computer
Services, Inc. Class A
(NON)                                    700          26,600           1,200          45,600              --              --
Alcatel Alsthom CGE S.A.
(France)                               7,595       1,663,164          10,384       2,273,904           1,266         277,231
Allaire Corp. (NON)                    1,400         105,875              --              --              --              --
Alpha Industries, Inc.
(NON)                                  6,400         608,000          10,100         959,500              --              --
Altera Corp. (NON)                     1,600         142,800           2,800         249,900              --              --
America Online, Inc. (NON)            74,600       5,016,850         114,400       7,693,400          10,400         699,400
American Power Conversion
Corp. (NON)                            1,300          55,738           2,300          98,613              --              --
American Superconductor
Corp. (NON)                            5,000         222,500          11,500         511,750              --              --
Amphenol Corp. (NON)                   2,900         296,525              --              --              --              --
Analog Devices, Inc. (NON)             2,800         225,575           5,000         402,813              --              --
Analysts International
Corp.                                 29,300         289,338          42,400         418,700              --              --
Anite Group Plc (United
Kingdom)                             149,567         500,189              --              --              --              --
Apple Computer, Inc. (NON)            12,500       1,697,656          19,200       2,607,600           2,100         285,206
Applied Materials, Inc.
(NON)                                 40,400       3,807,738          61,000       5,749,250           6,200         584,350
Applied Micro Circuits
Corp. (NON)                              800         120,050           1,400         210,088              --              --
Ariba, Inc. (NON)                      6,800       1,425,450           9,900       2,075,288           1,260         264,128
Arinso International S.A.
(Belgium) (NON)                        1,900          73,034              --              --              --              --
Ase Test Ltd. (Taiwan)
(NON)                                 21,600         626,400              --              --              --              --
Aspect Communications Corp.
(NON)                                  4,200         155,663              --              --              --              --
Aspect Development, Inc.
(NON)                                  1,200          77,250              --              --              --              --
Aspen Technology, Inc.
(NON)                                  1,700          68,638              --              --              --              --
AstroPower, Inc. (NON)                10,900         352,206          25,000         807,813              --              --
Asustek Computer, Inc. GDR
(Taiwan)                              61,000         765,010              --              --              --              --
Asyst Technologies, Inc.
(NON)                                  3,000         175,500              --              --              --              --
Atmel Corp. (NON)                      1,500          77,438           2,600         134,225              --              --
AudioCodes, Ltd. (Israel)
(NON)                                  4,100         411,538              --              --              --              --
Autodesk, Inc.                           400          18,200             700          31,850              --              --
Automatic Data Processing,
Inc.                                   5,400         260,550           9,500         458,375              --              --
Avnet, Inc.                           12,900         812,700          18,600       1,171,800              --              --
Aware, Inc. (NON)                     14,100         565,763          29,200       1,171,650              --              --
BARRA, Inc. (NON)                      2,900          98,238              --              --              --              --
BEA Systems, Inc. (NON)               14,700       1,078,613          21,900       1,606,913           2,400         176,100
BISYS Group, Inc. (The)
(NON)                                    300          19,950             500          33,250              --              --
BMC Industries, Inc.                  65,200         370,825          92,700         527,231              --              --
BMC Software, Inc. (NON)               2,000          98,750           3,500         172,813              --              --
BackWeb Technologies, Ltd.
(Israel) (NON)                         4,400         151,250          10,100         347,188              --              --
Belden, Inc.                          23,500         646,250          33,900         932,250              --              --
Biodata Information
Technology AG (Germany)
(NON)                                    842         317,623              --              --              --              --
Braun Consulting, Inc.
(NON)                                 17,500         560,000          34,900       1,116,800              --              --
BreezeCom, Ltd. (Israel)
(NON)                                  3,900         145,763              --              --              --              --
Brightpoint, Inc. (NON)                8,100          99,225              --              --              --              --
Brio Technology, Inc. (NON)           10,100         381,275          23,200         875,800              --              --
BroadVision, Inc. (NON)                6,300         282,713              --              --              --              --
Broadcom Corp. (NON)                   9,700       2,355,888          14,400       3,497,400           1,600         388,600
Brocade Communications
Systems (NON)                         21,200       3,801,425          31,000       5,558,688           3,900         699,319
Brooktrout, Inc. (NON)                 2,200          63,800              --              --              --              --
Burr-Brown Corp. (NON)                 2,500         135,938              --              --              --              --
Business Objects S.A.
(France) (NON)                         6,400         636,800          14,700       1,462,650              --              --
C-Bridge Internet
Solutions, Inc. (NON)                  5,800         330,600          13,500         769,500              --              --
CACI International, Inc.
(NON)                                 17,700         529,894          25,700         769,394              --              --
CIENA Corp. (NON)                      1,100         138,738           1,900         239,638              --              --
CMG Plc (United Kingdom)              16,890       1,446,000              --              --              --              --
CMGI, Inc. (NON)                       1,500         169,969           2,601         294,726              --              --
CNET Networks, Inc. (NON)                300          15,206             500          25,344              --              --
CSG Systems International,
Inc. (NON)                               400          19,525             700          34,169              --              --
Cabletron Systems, Inc.
(NON)                                  1,200          35,175           2,100          61,556              --              --
Cadence Design Systems,
Inc. (NON)                             1,600          33,200           2,800          58,100              --              --
Capita Group Plc (United
Kingdom)                              62,400       1,592,933              --              --              --              --
China.com Corp. (Hong Kong)
(NON)                                  6,400         518,400              --              --              --              --
Chartered Semiconductor
Manufacturing (Singapore)
(NON)                                 49,000         463,939              --              --          32,000         302,981
Chloride Group Plc (United
Kingdom) (NON)                       192,125         376,330              --              --              --              --
Ciber, Inc. (NON)                     20,700         424,350          29,200         598,600              --              --
Cisco Systems, Inc. (NON)            223,000      17,240,688         342,400      26,471,800          30,800       2,381,225
Citrix Systems, Inc. (NON)               600          39,750           1,100          72,875              --              --
Clarus Corp. (NON)                     7,100         501,438           7,900         557,938              --              --
Cognex Corp. (NON)                     3,700         213,444              --              --              --              --
Cohu, Inc.                             7,850         327,247          11,100         462,731              --              --
CommScope, Inc. (NON)                  4,000         182,500              --              --              --              --
Communications Systems,
Inc.                                  29,000         507,500          42,000         735,000              --              --
Compal Electronics, Inc.              81,000         337,278              --              --              --              --
Compaq Computer Corp.                 53,530       1,425,236          76,890       2,047,196           7,490         199,421
Comptel Plc (Finland) (NON)            9,313       1,028,137              --              --              --              --
Computer Associates
International, Inc.                   25,700       1,521,119          33,400       1,976,863           3,800         224,913
Computer Sciences Corp.
(NON)                                  1,200          94,950           2,100         166,163              --              --
Computer Task Group, Inc.             29,400         323,400          42,000         462,000              --              --
Compuware Corp. (NON)                  2,400          50,550           4,200          88,463              --              --
Comverse Technology, Inc.
(NON)                                 10,500       1,984,500          15,500       2,929,500           1,800         340,200
Conexant Systems, Inc.
(NON)                                  1,300          92,300           2,300         163,300              --              --
Connova Group (Sweden)
(NON)                                 26,649         349,567              --              --              --              --
Corning, Inc.                         13,200       2,560,800          19,900       3,860,600           2,000         388,000
Credence Systems Corp.
(NON)                                 11,600       1,451,450          22,100       2,765,263              --              --
Cree Research, Inc. (NON)              1,700         191,888              --              --              --              --
Cybex Computer Products
Corp. (NON)                           12,850         483,481          22,650         852,206              --              --
Cymer, Inc. (NON)                      1,300          65,000              --              --              --              --
Cypress Semiconductor Corp.
(NON)                                  3,000         147,938              --              --              --              --
Cysive, Inc. (NON)                     1,952         133,712           4,900         335,650              --              --
D-Link Corp. (Taiwan)                 90,000         391,047              --              --              --              --
DBTEL, Inc. (Taiwan)                  90,000         349,572              --              --              --              --
DII Group, Inc., (The)
(NON)                                 20,800       2,351,700          29,900       3,380,569           3,100         350,494
DSET Corp. (NON)                      17,300         318,969          38,500         709,844              --              --
DSP Group, Inc. (NON)                 12,100         798,600              --              --              --              --
Dallas Semiconductor Corp.            18,800         660,350          23,000         807,875              --              --
Data Critical Corp. (NON)              9,800         141,488          22,200         320,513              --              --
Datastream Systems, Inc.
(NON)                                  9,600         278,400          21,900         635,100              --              --
Davox Corp. (NON)                     27,000         722,250          38,600       1,032,550              --              --
Decrane Aircraft Holdings             21,900         643,313          37,900       1,113,313              --              --
Dell Computer Corp. (NON)             70,500       3,802,594         107,700       5,809,069           9,800         528,588
Dendrite International,
Inc. (NON)                            13,600         284,750          31,250         654,297              --              --
Digimarc Corp. (NON)                   4,100         180,400           9,500         418,000              --              --
Dimension Data Holdings,
Ltd. (South Africa)                   97,100         896,124              --              --              --              --
DuPont Photomasks, Inc.
(NON)                                 10,200         590,963          14,900         863,269              --              --
E-Tek Dynamics, Inc. (NON)               300          70,575             500         117,625              --              --
EMC Corp. (NON)                       36,500       4,562,500          55,700       6,962,500           5,201         650,108
EarthWeb, Inc. (NON)                   3,300          81,263           8,200         201,925              --              --
Eastman Kodak Co.                     28,260       1,534,871          34,830       1,891,704           4,816         261,569
Easynet Group Plc (United
Kingdom) (NON)                        16,279         589,778              --              --              --              --
Effnet Group AB (Sweden)
(NON)                                 10,261         747,108              --              --              --              --
El Sitio, Inc. (Argentina)
(NON)                                  9,500         203,656              --              --              --              --
Electronic Arts, Inc. (NON)              600          42,713           1,100          78,306              --              --
Electronic Data Systems
Corp.                                 25,000       1,604,688          38,540       2,473,786           4,700         301,681
Electronics for Imaging,
Inc. (NON)                               500          30,000             900          54,000              --              --
eLoyalty Corp. (NON)                  14,900         355,738          34,200         816,525              --              --
Emulex Corp. (NON)                     1,800         196,425              --              --              --              --
Enea Data AB (Sweden)                  8,607       1,641,304              --              --              --              --
Entrust Technologies, Inc.
(NON)                                    600          51,047              --              --              --              --
Epcos AG (Germany) (NON)              12,900       1,700,091              --              --              --              --
Exar Corp. (NON)                      11,700         837,281          25,050       1,792,641              --              --
Exchange Applications, Inc.
(NON)                                 18,200         963,178          36,800       1,947,525              --              --
Exodus Communications, Inc.
(NON)                                  1,300         182,650           2,300         323,150              --              --
F-Secure Oyj (Finland)
(NON)                                 10,670         763,424              --              --              --              --
Fair, Isaac and Company,
Inc.                                   8,000         311,000          11,400         443,175              --              --
Fantastic Corp.
(Switzerland) (NON)                   44,430       1,314,077              --              --              --              --
FileNET Corp. (NON)                   23,100         687,225          29,700         883,575              --              --
Fiserv, Inc. (NON)                       700          26,031           1,200          44,625              --              --
Framtidsfabriken AB
(Sweden) (NON)                        69,910       1,704,807              --              --              --              --
Freenet.de (Germany) (NON)             1,323         146,562              --              --              --              --
Fujitsu, Ltd. (Japan) (NON)          112,300       3,455,553         138,300       4,255,592          16,900         520,025
Fujitsu Support and
Services, Inc. 144A
(Japan)                                2,600         439,641              --              --              --              --
GN Store Nord (Denmark)                4,000         346,634              --              --              --              --
Gateway, Inc. (NON)                   12,800         678,400          17,300         916,900           2,100         111,300
General Cable Corp.                  150,400       1,175,000         214,000       1,671,875              --              --
Genrad, Inc . (NON)                   27,600         341,550          39,400         487,575              --              --
Gerber Scientific, Inc.               32,300         623,794          46,000         888,375              --              --
GigaMedia, Ltd. (Taiwan)
(NON)                                  8,200         444,850              --              --              --              --
Gilat Satellite Networks,
Ltd. (Israel) (NON)                    5,100         597,975              --              --              --              --
GlobeSpan, Inc. (NON)                  1,800         183,488              --              --              --              --
Globix Corp. (NON)                    30,600       1,166,625          67,600       2,577,250              --              --
Go2Net, Inc. (NON)                     1,500         120,844              --              --              --              --
HCL Technologies, Ltd.
(India) (NON)                          9,800         391,314              --              --              --              --
Hannsoft, Inc. (South
Korea) (NON)                           9,400         221,176              --              --              --              --
Harmonic Lightwaves, Inc.
(NON)                                  2,000         166,500              --              --              --              --
Helix Technology Corp.                24,150       1,450,509          42,000       2,522,625              --              --
Hewlett-Packard Co.                   32,270       4,277,792          46,630       6,181,389           4,800         636,300
Himachal Futuristic
Communications, Ltd.
(India) (NON)                          9,700         377,053              --              --              --              --
Hirose Electric Co., Ltd.
(Japan)                                1,800         254,782              --              --              --              --
HiQ International AB
(Sweden) (NON)                         4,481         335,586              --              --              --              --
Hitachi, Ltd. (Japan) (NON)           47,000         559,666              --              --              --              --
Hon Hai Precision Industry
(Taiwan)                             173,000       2,010,171         147,000       1,708,065              --              --
Hyperion Solutions Corp.
(NON)                                 11,500         373,750          16,800         546,000              --              --
I2 Technologies, Inc. (NON)           16,200       1,978,425          23,800       2,906,575           2,850         348,056
IBM Corp.                             41,300       4,873,400          61,300       7,233,400           4,900         578,200
IFR Systems, Inc. (NON)                7,900          48,388          11,400          69,825              --              --
I.Net SpA (Italy) (NON)                  300          50,424              --              --              --              --
ILOG S.A. (France) (NON)               3,673         231,509              --              --              --              --
IPC Communications, Inc.
(NON)                                    300          61,800              --              --              --              --
ISS Group, Inc. (NON)                  2,100         244,650              --              --              --              --
Imation Corp. (NON)                   13,200         352,275          18,800         501,725              --              --
Inet Technologies, Inc.
(NON)                                  1,300          68,819              --              --              --              --
Infineon Technologies AG
(Germany) (NON)                          300          16,345              --              --              --              --
In Focus Systems, Inc.
(NON)                                  5,800         207,713              --              --              --              --
InfoSpace.com, Inc. (NON)              6,900       1,003,519          10,300       1,498,006           1,200         174,525
Informa Group Plc (United
Kingdom)                              43,445         477,385              --              --              --              --
Informatica Corp. (NON)                8,800         675,950          20,000       1,536,250              --              --
Informix Corp. (NON)                   9,900         167,681              --              --              --              --
Infosys Technologies, Ltd.
(India)                                6,250       1,277,547              --              --              --              --
Inktomi Corp. (NON)                      500          97,500             900         175,500              --              --
Insight Enterprises, Inc.
(NON)                                  2,000          72,875              --              --              --              --
Integrated Information
Systems, Inc. (NON)                    2,800          61,031           6,400         139,500              --              --
Integrated Silicon
Solutions, Inc. (NON)                 18,800         551,075          43,000       1,260,438              --              --
Intel Corp.                           97,000      12,797,938         149,400      19,711,463          12,900       1,701,994
Inter-Tel, Inc.                       10,400         284,700          15,100         413,363              --              --
InterDigital Communications
Corp. (NON)                            2,200          55,550              --              --              --              --
International Rectifier
Corp. (NON)                           22,300         850,188          24,600         937,875              --              --
Intershop Communications AG
(Germany) (NON)                          239         120,285              --              --              --              --
Intervoice-brite, Inc.
(NON)                                 17,300         499,538          25,200         727,650              --              --
JDA Software Group, Inc.
(NON)                                 27,700         405,113          39,500         577,688              --              --
JDS Uniphase Corp. (NON)              49,400       5,955,788          73,200       8,825,175           8,400       1,012,725
Jabil Circuit, Inc. (NON)                800          34,600           1,400          60,550              --              --
Johnson Electric Holdings,
Ltd. (Hong Kong)                     115,500         789,877              --              --              --              --
Juniper Networks, Inc.
(NON)                                  8,900       2,345,706          13,000       3,426,313           1,600         421,700
K Laser Technology, Inc.
(Taiwan) (NON)                       101,000         284,250              --              --              --              --
KEMET Corp. (NON)                      2,700         170,775              --              --              --              --
KLA Tencor Corp. (NON)                 1,500         126,375           2,600         219,050              --              --
KPNQwest N.V. (Netherlands)
(NON)                                 46,650       2,477,022              --              --              --              --
Keane, Inc. (NON)                     14,400         363,600          19,200         484,800              --              --
Kent Electronics Corp.
(NON)                                 35,400       1,033,238          54,200       1,581,963              --              --
Kewill Systems Plc (United
Kingdom)                               5,540         167,715              --              --              --              --
Kopin Corp. (NON)                      1,800         123,750              --              --              --              --
Korealink Co., Ltd. (South
Korea) (NON)                           4,000         267,873              --              --              --              --
Kronos, Inc. (NON)                     5,900         174,788          13,000         385,125              --              --
Kyocera Corp. (Japan) (NON)           49,200       8,247,260          48,400       8,113,158           5,800         972,238
LAM Research Corp. (NON)              39,300       1,770,956          52,200       2,352,263           6,600         297,413
LSI Logic Corp. (NON)                 38,900       2,825,113          57,400       4,168,675           6,600         479,325
LTX Corp. (NON)                       26,600       1,201,988          61,100       2,760,956              --              --
Legato Systems, Inc. (NON)               600          26,775           1,100          49,088              --              --
Legend Holdings, Ltd. (Hong
Kong)                                224,000         349,528              --              --              --              --
Lexmark International
Group, Inc. Class A (NON)             10,100       1,068,075          15,100       1,596,825           1,600         169,200
Lightbridge, Inc. (NON)                4,100          95,838              --              --              --              --
Linear Technology Corp.                2,600         143,000           4,600         253,000              --              --
Littlelfuse, Inc. (NON)               26,000         953,875          32,900       1,207,019              --              --
Logica Plc (United Kingdom)           61,300       2,051,001              --              --              --              --
Logitech International
(Switzerland) (NON)                    1,165         735,473              --              --              --              --
Lucent Technologies, Inc.             24,600       1,494,450          43,300       2,630,475              --              --
Lycos, Inc.                              700          49,175           1,200          84,300              --              --
M-Systems Flash Disk
Pioneers, Ltd. (Israel)
(NON)                                  6,500         344,500              --              --              --              --
MIH, Ltd. (United Kingdom)
(NON)                                 16,475       1,004,975              --              --              --              --
MKS Instruments, Inc. (NON)            1,700          85,850              --              --              --              --
MTS Systems Corp.                     46,100         351,513          66,700         508,588              --              --
Macromedia, Inc. (NON)                   300          27,094             500          45,156              --              --
Magic Software Enterprises,
Ltd. (Israel) (NON)                   17,100         324,900              --              --              --              --
Management Neetwork Group,
Inc. (The) (NON)                      24,600         662,663          49,000       1,319,938              --              --
MarchFirst, Inc. (NON)                   606          21,609           1,038          37,044              --              --
MarketWatch.com, Inc. (NON)            4,000         138,000           9,300         320,850              --              --
Matsushita Communication
Industrial Co., Ltd.
(Japan)                               17,000       3,138,615              --              --              --              --
Matsushita Electric
Industrial Co.                        70,000       2,099,248              --              --              --              --
Mattson Technology, Inc.
(NON)                                  3,900         166,238           8,900         379,363              --              --
Maxim Integrated Products,
Inc. (NON)                             2,100         149,231           3,700         262,931              --              --
Maxtor Corp. (NON)                     3,100          40,106              --              --              --              --
McAfee.com Corp. (NON)                 5,700         294,619          13,100         677,106              --              --
Mentor Graphics Corp. (NON)           39,000         589,875          56,100         848,513              --              --
Mercury Computer Systems,
Inc. (NON)                             2,700         131,963              --              --              --              --
Mercury Interactive Corp.
(NON)                                  5,400         427,950              --              --              --              --
Methode Electronics, Inc.             23,300       1,176,650          33,300       1,681,650              --              --
Micrel, Inc. (NON)                     9,000         864,000          20,800       1,996,800              --              --
MicroStrategy, Inc. (NON)              3,200         278,600              --              --              --              --
Microchip Technology, Inc.
(NON)                                    700          46,025           1,200          78,900              --              --
Micromuse, Inc. (NON)                 12,800       1,776,800          20,200       2,804,013             900         124,931
Micron Technology, Inc.
(NON)                                  1,700         214,200           3,000         378,000              --              --
Microsoft Corp. (NON)                126,800      13,472,500         194,400      20,655,000          17,600       1,870,000
Mitsumi Electric Company,
Ltd. (Japan)                          23,000         844,779              --              --              --              --
Molex, Inc.                              500          29,375             875          51,406              --              --
Motorola, Inc.                        37,000       5,267,875          54,100       7,702,488           5,700         811,538
Murata Manufacturing Co.,
Ltd. (Japan)                           8,000       1,949,790              --              --              --              --
NCR Corp. (NON)                          900          36,113           1,600          64,200              --              --
NEC Corp. (Japan) (NON)              208,082       6,158,918         244,985       7,251,192          30,000         887,955
NICE Systems, Ltd. ADR
(Israel) (NON)                         8,500         605,625              --              --              --              --
NOVA Corp./Georgia (NON)                 600          17,475           1,100          32,038              --              --
NVIDIA Corp. (NON)                     3,100         261,902              --              --              --              --
Nanometrics, Inc. (NON)               11,650         567,938          26,820       1,307,475              --              --
National Computer Systems,
Inc.                                  11,500         583,625          13,100         664,825              --              --
National Data Corp.                   17,000         442,000          24,200         629,200              --              --
National Semiconductor
Corp. (NON)                            1,300          78,813           2,300         139,438              --              --
Natural Microsystems Corp.
(NON)                                 13,000       1,114,750          24,300       2,083,725              --              --
NetCom Systems AB Class B,
(Sweden) (NON)                         1,720         148,094           3,690         317,714             361          31,083
Netegrity, Inc. (NON)                  8,300         568,550          19,000       1,301,500              --              --
Network Appliance, Inc.
(NON)                                 12,400       1,026,100          20,000       1,655,000           2,000         165,500
Network Associates, Inc.
(NON)                                  1,100          35,475           1,900          61,275              --              --
Nortel Networks Corp.
(Canada) (NON)                        19,200       2,412,586              --              --              --              --
Nortel Networks Corp.
(Canada) (NON)                         1,170         147,420              --              --              --              --
Novadigm, Inc. (NON)                  10,100         164,125          23,200         377,000              --              --
Novell, Inc. (NON)                     2,500          71,563           4,400         125,950              --              --
Novellus Systems, Inc.
(NON)                                    900          50,513           1,600          89,800              --              --
Open Text Corp. (Canada)
(NON)                                  6,270         186,041              --              --              --              --
Oracle Corp. (Japan)                   1,700       1,428,153              --              --              --              --
Oracle Corp. (NON)                    65,000       5,074,063          99,900       7,798,444           8,800         686,950
Orbotech, Ltd. (Israel)
(NON)                                 10,900         926,500              --              --              --              --
Orckit Communications, Ltd.
(Israel) (NON)                        13,600         911,200              --              --              --              --
Oy Nokia AB Class A,
(Finland)                             78,029      16,468,411          75,548      15,944,783           9,111       1,922,922
PMC - Sierra, Inc. (NON)               8,500       1,731,344          12,800       2,607,200           1,400         285,163
PRI Automation, Inc. (NON)             1,300          79,463              --              --              --              --
PSi Technologies Holdings,
Inc. ADR (Philippines)
(NON)                                  9,700         161,263          21,800         362,425              --              --
PT Multimedia Servicos
(Portugal) (NON)                       7,397         656,965              --              --              --              --
Pace Micro Technology Plc
(United Kingdom)                      95,238       1,428,699              --              --              --              --
Parametric Technology Corp.
(NON)                                  2,300          48,444           4,000          84,250              --              --
Park Electrochemical Corp.            17,700         433,650          25,100         614,950              --              --
Paychex, Inc.                          1,400          73,325           2,500         130,938              --              --
Pentamedia Graphics, Ltd.
(India)                               14,000         371,667              --              --              --              --
Pentamedia Graphics, Ltd.
GDR (India)                            2,813         105,488              --              --              --              --
PeopleSoft, Inc. (NON)                 1,100          22,000           1,900          38,000              --              --
Peregrine Systems, Inc.
(NON)                                  1,500         100,594              --              --              --              --
Performance Technologies,
Inc. (NON)                            22,700         986,031          34,700       1,507,281              --              --
PerkinElmer, Inc.                     18,000       1,197,000          21,400       1,423,100           2,700         179,550
Perlos Oyj (NON)                      41,351       1,469,036              --              --              --              --
Philips Electronics N.V.
(Netherlands) (NON)                   46,963       7,875,601          59,976      10,057,855           9,248       1,550,871
Phoenix Technologies, Ltd.
(NON)                                 16,900         357,013          24,700         521,788              --              --
Photon Dynamics, Inc. (NON)            4,700         324,300           7,400         510,600              --              --
Pilot Network Services,
Inc. (NON)                             6,600         218,213          15,100         499,244              --              --
Pioneer-Standard
Electronics, Inc.                     61,200         963,900          87,000       1,370,250              --              --
Polaroid Corp.                        17,100         406,125          24,800         589,000              --              --
Polycom, Inc. (NON)                    2,500         197,969              --              --              --              --
Portal Software, Inc. (NON)           12,700         723,106          18,500       1,053,344           2,300         130,956
Power Integrations, Inc.
(NON)                                  8,500         212,500          11,300         282,500              --              --
Power-One, Inc. (NON)                  1,800         108,675              --              --              --              --
Powerwave Technologies,
Inc. (NON)                             7,000         875,000          12,000       1,500,000              --              --
Predictive Systems, Inc.
(NON)                                  4,200         191,363           9,700         441,956              --              --
Premier Farnell Plc (United
Kingdom)                              67,305         423,162              --              --              --              --
Project Software &
Development, Inc. (NON)                4,700         265,550           5,600         316,400              --              --
Proxicom, Inc. (NON)                   8,900         394,381          17,300         766,606              --              --
Proxim, Inc. (NON)                     8,300         993,406          15,400       1,843,188              --              --
PsiNet, Inc. (NON)                       700          23,811           1,200          40,819              --              --
QLogic Corp. (NON)                       600          81,300           1,100         149,050              --              --
QUALCOMM, Inc. (NON)                  33,300       4,972,106          50,200       7,495,488           5,200         776,425
Quantum Corp. (NON)                    2,000          23,875           3,500          41,781              --              --
Quantum Effect Devices,
Inc. (NON)                             2,700         214,988           5,700         453,863              --              --
RADVision, Ltd. (Israel)
(NON)                                  3,300         172,838              --              --              --              --
RF Micro Devices, Inc.
(NON)                                    400          53,750             700          94,063              --              --
RadiSys Corp. (NON)                    5,800         348,725          13,600         817,700              --              --
Rare Medium Group, Inc.
(NON)                                  1,200          52,950              --              --              --              --
Rational Software Corp.
(NON)                                    700          53,550           1,200          91,800              --              --
Razorfish, Inc. (NON)                  9,374         257,785          21,750         598,125              --              --
RealNetworks, Inc. (NON)                 500          28,469             900          51,244              --              --
Reback Networks Inc. (NON)             6,000       1,799,625           8,800       2,639,450           1,100         329,931
Recoton Corp. (NON)                   49,000         578,813          63,100         745,369              --              --
Remedy Corp. (NON)                     2,100          88,463              --              --              --              --
Riverdeep Group Plc ADR
(Ireland) (NON)                        5,000         201,563              --              --              --              --
Rohm Co., Ltd. (Japan)                 4,900       1,708,801              --              --              --              --
Rudolph Technologies, Inc.
(NON)                                  4,737         213,165           8,100         364,500              --              --
SAP AG (Germany)                         600         335,778              --              --              --              --
SAP AG (Germany)                       1,441       1,035,557           2,502       1,798,031             305         219,184
SCI Systems, Inc. (NON)                1,200          64,575           2,200         118,388              --              --
SDL, Inc. (NON)                        7,200       1,532,700          11,000       2,341,625           1,200         255,450
SEI Investments Co.                      300          34,031             500          56,719              --              --
SERENA Software, Inc. (NON)            7,350         234,281              --              --              --              --
SSI, Ltd 144A GDR (NON)                6,000          82,500              --              --              --              --
STMicroelectronics (France)           11,335       2,078,386              --              --              --              --
Sabre Group Holdings, Inc.               289          10,677             506          18,685              --              --
Safeguard Scientifics, Inc.
(NON)                                    900          63,281           1,500         105,469              --              --
Sage Group (The) Plc
(United Kingdom)                      73,300         821,197              --              --              --              --
Samsung Electro-Mechanics
Co. (South Korea) (NON)               13,300         929,195              --              --              --              --
Samsung Electronics Co.
(South Korea)                         34,299      10,398,339          22,467       6,811,262              --              --
SanDisk Corp. (NON)                    3,100         379,750              --              --              --              --
Sanmina Corp. (NON)                    1,000          67,563           1,800         121,613              --              --
Sapient Corp. (NON)                      200          16,775             400          33,550              --              --
Satama International 144A
(Finland) (NON)                          500          11,460              --              --              --              --
Satyam Computer Services,
Ltd. (India)                           4,400         447,446              --              --              --              --
Sawtek, Inc. (NON)                     2,400         126,150              --              --              --              --
Scientific-Atlanta, Inc.               1,200          76,125           2,200         139,563              --              --
SeaChange Inernational,
Inc. (NON)                            14,100         868,913          32,350       1,993,569              --              --
Seagate Technology, Inc.
(NON)                                    800          48,200           1,400          84,350              --              --
SEMA Group Plc (United
Kingdom)                              49,200         980,955              --              --              --              --
Semtech Corp. (NON)                    1,600         102,500              --              --              --              --
Serome Technology, Inc.
(Korea)                                1,170          59,718              --              --              --              --
Sharp Corp. (Japan)                   31,400         673,273              --              --              --              --
Shin Corp. Plc (Thailand)
(NON)                                 24,300         177,194              --              --              --              --
Siebel Systems, Inc. (NON)            13,200       1,576,575          19,600       2,340,975           2,200         262,763
SilverStream Software, Inc.
(NON)                                  2,800         206,850           6,900         509,738              --              --
Sipex Corp. (NON)                     23,200         819,250          53,000       1,871,563              --              --
Softbank Corp. (Japan)                 3,700       3,307,121              --              --              --              --
Software Solution (India)              2,300         234,196              --              --              --              --
Solectron Corp. (NON)                  3,600         144,225           6,400         256,400              --              --
SpectraLink Corp. (NON)               11,400         205,200          25,100         451,800              --              --
Splash Technology Holdings,
Inc. (NON)                            14,000         175,000          20,000         250,000              --              --
SportsLine USA, Inc. (NON)             6,800         200,175          15,620         459,814              --              --
Spyglass, Inc. (NON)                   3,300         255,905           5,000         387,734              --              --
St Assembly Test Service,
Ltd. (Singapore) (NON)                 3,351         162,524              --              --              --              --
StarMedia Network, Inc.
(NON)                                  7,000         210,438              --              --              --              --
Sterling Software, Inc.
(NON)                                    500          15,250             900          27,450              --              --
Stonesoft Oyj (Finland)
(NON)                                  2,000          46,986              --              --              --              --
Stonesoft Oyj 144A
(Finland) (NON)                        8,700         204,389              --              --              --              --
Sun Microsystems, Inc.
(NON)                                 47,500       4,450,898          72,900       6,830,958           6,400         599,700
Sunevision Holdings, Ltd.
144A (Hong Kong) (NON)                49,000          81,808              --              --              --              --
SunGard Data Systems, Inc.
(NON)                                    900          33,975           1,600          60,400              --              --
Superior TeleCom, Inc.                43,400         558,775          51,500         663,063              --              --
Swatch Group AG (The)
(Switzerland)                          1,299       1,512,951           2,210       2,573,997             269         313,306
Symantec Corp. (NON)                     500          37,563             900          67,613              --              --
Symbol Technologies, Inc.                700          57,619           1,200          98,775              --              --
Synnex Technology
International Corp. GDR               12,100         382,663              --              --              --              --
Synopsys, Inc. (NON)                     700          34,125           1,200          58,500              --              --
T/R Systems, Inc. (NON)                8,200         182,450          18,700         416,075              --              --
TCL International (Hong
Kong) (NON)                          270,000         202,851              --              --              --              --
TDK Corp. (Japan) (NON)               13,000       1,775,325              --              --              --              --
Taiwan Semiconductor
Manufacturing Co. (Taiwan)           596,000       4,021,725         412,000       2,780,119              --              --
Technitrol, Inc.                      10,950         637,838          12,300         716,475              --              --
Technology Solutions Co.              29,500         269,188          68,900         628,713              --              --
Tecnost SpA (Italy) (NON)            111,600         420,983              --              --              --              --
Tektronix, Inc.                       10,150         568,400          14,400         806,400              --              --
Telefonaktiebolaget LM
Ericsson Class B, (Sweden)
(NON)                                102,405       8,982,895         138,631      12,160,614          19,672       1,725,614
Telelogic AB (Sweden) (NON)            9,849         887,851              --              --              --              --
Teleste Oyj (Finland)                 19,707         447,920              --              --              --              --
Tellabs, Inc. (NON)                    2,700         170,058           4,800         302,325              --              --
Telxon Corp.                          33,700         591,856          48,700         855,294              --              --
Teradyne, Inc. (NON)                  22,400       1,842,400          34,200       2,812,950           4,000         329,000
Terayon Communications
Systems, Inc. (NON)                    1,300         266,500              --              --              --              --
Texas Instruments, Inc.               31,100       4,976,000          47,000       7,520,000           4,600         736,000
Titan Corp. (The) (NON)                1,200          61,200              --              --              --              --
Tokyo Electron, Ltd.
(Japan) (NON)                          5,000         757,058              --              --              --              --
Tollgrade Communications,
Inc. (NON)                             9,800         519,400          22,600       1,197,800              --              --
Toshiba Corp.                        437,000       4,465,195         464,000       4,741,076          57,000         582,417
TranSwitch Corp. (NON)                 5,250         504,656           7,375         708,922              --              --
TriQuint Semiconductor,
Inc. (NON)                             2,800         205,800              --              --              --              --
United Microelectronics
Corp. (Taiwan)                       469,000       1,821,659              --              --              --              --
U.S. Interactive, Inc.
(NON)                                  4,200         150,150          10,200         364,650             300          10,725
UTStarcom, Inc. (NON)                  3,100         241,994              --              --              --              --
Unisys Corp. (NON)                     2,600          66,300           4,600         117,300              --              --
Universal Electronics, Inc.
(NON)                                  9,700         235,225          22,100         535,925              --              --
VERITAS Software Corp.
(NON)                                 43,200       5,659,200          63,650       8,338,150           7,625         998,875
Varian Medical Systems,
Inc. (NON)                            11,400         520,125          15,900         725,438              --              --
Veeco Instruments, Inc.
(NON)                                  8,200         606,800          18,700       1,383,800              --              --
Venture Manufacturing, Ltd.
(Singapore)                          107,187       1,472,177              --              --              --              --
VeriSign, Inc. (NON)                   9,200       1,375,400          14,100       2,107,950           1,600         239,200
Verio Inc. (NON)                         500          22,531             900          40,556              --              --
Verity, Inc. (NON)                    15,100         615,325          29,500       1,202,125              --              --
Vertel Corp. (NON)                    12,400         262,725          28,500         603,844              --              --
Vignette Corp. (NON)                     200          32,050             400          64,100              --              --
Vishay Intertechnology,
Inc. (NON)                             9,300         517,313          13,600         756,500              --              --
Vitesse Semiconductor Corp.
(NON)                                 16,900       1,626,625          25,000       2,406,250           2,900         279,125
W W Grainger                          20,160       1,093,680          26,875       1,457,969           3,665         198,826
WMS Industries, Inc. (NON)             4,700          46,413              --              --              --              --
Websense, Inc. (NON)                   2,000          96,125           4,500         216,281              --              --
Westell Technologies, Inc.
(NON)                                  2,100          66,938              --              --              --              --
Winbond Electronics Corp.
GDR (Taiwan) (NON)                    65,900       1,935,813              --              --              --              --
Wind River Systems (NON)               3,772         136,735              --              --              --              --
Wipro, Inc. (India) (NON)              6,800         857,713              --              --              --              --
Woodhead Industries, Inc.             20,000         346,250          29,000         502,063              --              --
X-Rite, Inc.                          70,400         712,800          70,000         708,750              --              --
Xerox Corp.                           29,790         774,540          40,760       1,059,760           4,695         122,070
Xilinx, Inc. (NON)                    28,500       2,360,156          42,300       3,502,969           4,800         397,500
Xircom, Inc. (NON)                     1,200          44,400              --              --              --              --
Yahoo! Inc. (NON)                      8,222       1,409,045          12,900       2,210,738           1,176         201,537
Yahoo Japan Corp. (Japan)
(NON)                                      4       2,434,307              --              --              --              --
YouthStream Media Networks,
Inc. (NON)                            12,800         168,000          29,300         384,563              --              --
Zamba Corp. (NON)                     30,600         320,344          59,000         617,656              --              --
Zoran Corp. (NON)                     16,000         901,000          36,700       2,066,669              --              --
Zygo Corp. (NON)                       3,200         154,400           7,300         352,225              --              --
                                              --------------                  --------------                  --------------
                                                 405,956,990                     450,855,872                      34,334,722

Transportation                                          0.7%                            0.6%                            0.2%
----------------------------------------------------------------------------------------------------------------------------
AMR Corp.                                400          12,750             700          22,313              --              --
British Airways Plc (United
Kingdom)                               7,900          41,454              --              --              --              --
Burlington Northern Santa
Fe Corp.                              75,000       1,659,375         100,400       2,221,350          12,900         285,413
C.H. Robinson Worldwide,
Inc.                                   6,000         223,500              --              --              --              --
CSX Corp.                             17,600         413,600          32,500         763,750           3,400          79,900
Canadian National Railway
Co. (NON)                             29,300         773,340              --              --              --              --
Cathay Pacific Airways
(Hong Kong)                           47,000          69,717              --              --              --              --
Circle International Group,
Inc.                                  15,000         390,000          21,400         556,400              --              --
Continental Airlines, Inc.
(NON)                                    600          24,525           1,100          44,963              --              --
Delta Air Lines, Inc.                 19,500       1,038,375          27,635       1,471,564           3,700         197,025
Deutsche Lufthansa AG
(Germany)                             56,833       1,294,471          54,770       1,247,483           6,332         144,222
Expeditors International of
Washington, Inc.                      14,740         585,915          27,040       1,074,840              --              --
FedEx Corp. (NON)                     26,900       1,049,100          37,100       1,446,900           4,800         187,200
Finnliness Oyj (Finland)              13,252         259,441              --              --              --              --
Fritz Companies, Inc. (NON)           33,200         336,150          58,500         592,313              --              --
GATX Corp.                               600          22,800           1,100          41,800              --              --
Kansas City Southern
Industries, Inc.                         900          77,344           1,600         137,500              --              --
Kuehne & Nagel
International AG
(Switzerland)                            614         566,128              --              --              --              --
Landstar Systems, Inc.
(NON)                                  2,300         125,925              --              --              --              --
Midwest Express Holdings,
Inc. (NON)                            14,000         358,750          20,400         522,750              --              --
Ryder System, Inc.                       900          20,419           1,600          36,300              --              --
SkyWest, Inc.                          3,100         121,288              --              --              --              --
Southwest Airlines Co.               113,167       2,355,288         121,460       2,527,886          19,082         397,144
Stinnes AG (Germany) (NON)            22,499         393,204              --              --              --              --
TNT Post Group N.V.
(Netherlands)                          4,800         107,586              --              --              --              --
UAL Corp. (NON)                          300          17,963             500          29,938              --              --
USFreightways Corp.                   19,100         715,056          27,600       1,033,275              --              --
Union Pacific Corp.                    1,900          74,338           3,300         129,113              --              --
Wabash National Corp.                 25,800         359,588          36,700         511,506              --              --
                                              --------------                  --------------                  --------------
                                                  13,487,390                      14,411,944                       1,290,904

Utilities                                               1.9%                            1.3%                            0.5%
----------------------------------------------------------------------------------------------------------------------------
ACEA SpA (Italy) (NON)                54,776         987,633              --              --              --              --
AES Corp. (NON)                        1,200          94,500           2,100         165,375              --              --
AGL Resources, Inc.                   17,500         321,563          25,300         464,888              --              --
Anglian Water Plc (United
Kingdom) (NON)                        15,800         130,399              --              --              --              --
Anglian Water Plc (United
Kingdom) (NON)                     2,022,400           1,610              --              --              --              --
BSES, Ltd. GDR (India)                35,600         194,390              --              --              --              --
Calpine Corp. (NON)                      500          47,000             900          84,600              --              --
Carolina Power & Light Co.            53,200       1,725,675          72,800       2,361,450           9,300         301,669
Celcaribe (NON)                       28,943           7,236              --              --           2,316             579
Central & SouthWest Corp.                900          15,356           1,600          27,300              --              --
Chubu Electric Power, Inc.
(Japan)                               15,800         246,176              --              --              --              --
CiNergy Corp.                         34,900         750,350          40,920         879,780           6,400         137,600
Citizens Utilities Co.
Class B (NON)                          1,100          18,013           1,900          31,113              --              --
Coastal Corp.                          2,000          92,000           3,500         161,000              --              --
Columbia Gas System, Inc.                500          29,625             900          53,325              --              --
Consolidated Edison, Inc.              2,600          75,400           4,600         133,400              --              --
Constellation Energy Group               500          15,938             900          28,688              --              --
DPL, Inc.                             73,482       1,630,382          98,144       2,177,570          13,074         290,079
Dominion Resources, Inc.              22,420         861,769          31,341       1,204,670           3,624         139,298
Duke Energy Corp.                     44,900       2,357,250          62,185       3,264,713           7,500         393,750
Dynegy, Inc.                           1,200          75,300           2,100         131,775              --              --
Edison International                  57,345         949,777          78,060       1,292,869           9,865         163,389
El Paso Energy Corp.                   2,600         104,975           4,600         185,725              --              --
Electrabel S.A. (Belgium)                800         211,246              --              --              --              --
Electricidade de Portugal
S.A. (Portugal)                        7,900         147,495              --              --              --              --
Eletropaulo Metropolitana
S.A. (Brazil)                          6,700         504,334              --              --              --              --
Enron Corp.                           19,000       1,422,625          30,000       2,246,250           2,500         187,188
Entergy Corp.                         72,500       1,463,594          97,900       1,976,356          12,700         256,381
FPL Group, Inc.                        1,800          82,913           3,200         147,400              --              --
Hong Kong and China Gas
Co., Ltd. (Hong Kong)                158,000         197,842              --              --              --              --
Hong Kong Electric
Holdings, Ltd. (Hong Kong)           306,000         923,521              --              --              --              --
Iberdola S.A. (Spain) (NON)          144,500       1,880,906              --              --              --              --
Independent Energy Holdings
Plc (United Kingdom) (NON)            13,528         622,603              --              --              --              --
Independent Energy Holdings
Plc (United Kingdom) (NON)            19,500         875,063          44,700       2,005,913              --              --
Korea Electric Power Corp.
(South Korea)                         38,100       1,086,109              --              --              --              --
Manila Electric Co. Class
B, (Philippines)                      77,900         136,633              --              --              --              --
McLeod, Inc. Class A (NON)            26,900       2,281,456          39,600       3,358,575           4,800         407,100
Minnesota Power, Inc.                  1,900          31,588           3,300          54,863              --              --
Montana Power Co.                        400          25,600             700          44,800              --              --
NSTAR (NON)                              900          37,800           1,600          67,200              --              --
New Century Energies, Inc.             1,100          33,069           1,900          57,119              --              --
PPL Corp.                                900          18,844           1,600          33,500              --              --
Pacific Gas & Electric Co.            22,800         478,800          68,350       1,435,350              --              --
Peco Energy Co.                        1,800          66,375           3,200         118,000              --              --
Potomac Electric Power Co.               800          18,100           1,400          31,675              --              --
Public Service Company of
New Mexico                            14,100         222,075          20,400         321,300              --              --
Public Service Enterprise
Group, Inc.                            2,200          65,175           3,900         115,538              --              --
Puget Sound Energy, Inc.                 700          15,531           1,200          26,625              --              --
Reliant Energy, Inc.                  37,300         874,219          50,900       1,192,969           5,900         138,281
Scottish and Southern
Energy Plc (United
Kingdom)                             126,500       1,033,445              --              --              --              --
Scottish Power Plc (United
Kingdom)                             536,817       4,340,659         280,957       2,271,795          73,913         597,655
Sempra Energy                         24,674         413,290          21,194         355,000           3,864          64,722
Shandong International
Power Development Co.,
Ltd. (China) (NON)                 1,032,000         110,006              --              --              --              --
Southern Co.                           1,900          41,325           3,300          71,775              --              --
Teco Energy, Inc.                      1,000          19,438           1,800          34,988              --              --
Texas Utilities Co.                   81,712       2,425,825          84,810       2,517,797          13,160         390,688
Tokyo Electric Power Co.
(Japan)                               39,400         865,976              --              --              --              --
Utilicorp United, Inc.                 2,400          43,350           4,200          75,863              --              --
Veba (Vereinigte
Elektrizitaets Bergwerks)
AG (Germany) (NON)                    56,700       2,891,530              --              --              --              --
Viridian Group Plc (United
Kingdom)                              58,396         645,796              --              --              --              --
Williams Cos., Inc.                   22,100         971,019          31,000       1,362,063           3,400         149,388
Wisconsin Energy Corp.                   800          15,950           1,400          27,913              --              --
                                              --------------                  --------------                  --------------
                                                  38,273,442                      32,598,868                       3,617,767
                                              --------------                  --------------                  --------------
Total Common Stocks (cost
$1,286,907,399,
$1,185,488,475 and
$106,217,394)                                 $1,444,277,990                  $1,470,326,453                    $127,681,952

----------------------------------------------------------------------------------------------------------------------------
                                             GROWTH                         BALANCED                      CONSERVATIVE
                                                        8.3%                           11.7%                           32.9%
CORPORATE BONDS                    Principal                       Principal                       Principal
AND NOTES (a)                         Amount           Value          Amount           Value          Amount           Value

Advertising                                             0.1%                             --%                            0.1%
----------------------------------------------------------------------------------------------------------------------------
Adams Outdoor Advertising
sr. notes 10 3/4s, 2006           $1,265,000  $    1,287,138      $       --  $          --      $   390,000    $   396,825

Aerospace and Defense                                   0.1%                            0.4%                            0.9%
----------------------------------------------------------------------------------------------------------------------------
Argo-Tech Corp. company
guaranty 8 5/8s, 2007                835,000         634,600              --              --         220,000         167,200
Argo-Tech Corp. company
guaranty Ser. D, 8 5/8s,
2007                                 630,000         538,650              --              --         390,000         333,450
Aviation Sales Co. company
guaranty 8 1/8s, 2008                560,000         224,000              --              --         130,000          52,000
BE Aerospace, Inc. sr. sub.
notes 9 1/2s, 2008                   405,000         348,300              --              --         430,000         369,800
BE Aerospace, Inc. sr. sub.
notes Ser. B, 8s, 2008               380,000         302,100              --              --              --              --
Lockheed Martin Corp. bonds
8 1/2s, 2029                              --              --       3,265,000       3,290,500       1,830,000       1,844,292
Lockheed Martin Corp.
company guaranty 7.45s,
2004                                      --              --       2,450,000       2,407,027       1,755,000       1,724,217
Lockheed Martin Corp.
company guaranty 7 1/4s,
2006                                      --              --       1,765,000       1,691,452         975,000         934,372
Raytheon Co. 144A notes
8.3s, 2010                                --              --         820,000         831,234         460,000         466,302
Sequa Corp. sr. notes 9s,
2009                                      --              --       1,070,000         989,750         930,000         860,250
                                                ------------                    ------------                  --------------
                                                   2,047,650                       9,209,963                       6,751,883

Agriculture                                              --%                             --%                            0.1%
----------------------------------------------------------------------------------------------------------------------------
Premium Standard Farms,
Inc. sr. sec. notes 11s,
2003 (PIK)                            21,122          19,221              --              --         519,560         472,800

Automotive                                              0.2%                            0.8%                            1.8%
----------------------------------------------------------------------------------------------------------------------------
Aftermarket Technology
Corp. sr. sub. notes 12s,
2004                                 793,000         789,035              --              --         398,000         396,010
Aftermarket Technology
Corp. sr. sub. notes Ser.
D, 12s, 2004                          29,000          28,855              --              --         302,000         300,490
Chrysler Corp. deb. Ser. B,
7.45s, 2097                               --              --       1,715,000       1,601,073         990,000         924,234
Daimlerchrysler Corp.
company guaranty 7.2s,
2009                                      --              --       3,910,000       3,811,468       2,190,000       2,134,812
Delphi Automotive Systems
Corp. notes 6 1/8s, 2004                  --              --       3,530,000       3,325,966       2,025,000       1,907,955
Dura Operating Corp.
company guaranty Ser. B,
9s, 2009                             520,000         462,800              --              --         140,000         124,600
Federal Mogul Corp. notes 7
3/4s, 2006                                --              --         490,000         403,486         840,000         691,690
Federal Mogul Corp. notes 7
1/2s, 2009                           150,000         115,449       2,290,000       1,762,521       2,470,000       1,901,060
Federal Mogul Corp. notes 7
3/8s, 2006                            90,000          73,551         240,000         196,135          90,000          73,551
Ford Motor Co. bonds 6
5/8s, 2028                                --              --       2,340,000       2,057,773       1,410,000       1,239,940
General Motors Acceptance
Corp. notes 6 5/8s, 2002                  --              --       1,600,000       1,569,568         900,000         882,882
Hayes Lemmerz
International, Inc.
company guaranty Ser. B, 8
1/4s, 2008                           340,000         282,200              --              --              --              --
Hayes Wheels International,
Inc. 144A sr. sub. notes 9
1/8s, 2007                                --              --              --              --         300,000         268,500
Hayes Wheels International,
Inc. company guaranty Ser.
B, 9 1/8s, 2007                      505,000         486,063              --              --         250,000         240,625
Hertz Corp. sr. notes 7s,
2028                                      --              --       2,265,000       2,034,695       1,270,000       1,140,866
Lear Corp. sub. notes 9
1/2s, 2006                           250,000         248,125         730,000         724,525         290,000         287,825
Navistar International
Corp. sr. notes Ser. B,
8s, 2008                                  --              --         450,000         414,000         250,000         230,000
Navistar International
Corp. sr. notes Ser. B,
7s, 2003                             400,000         382,000         640,000         611,200         250,000         238,750
Oxford Automotive, Inc.
company guaranty Ser. D,
10 1/8s, 2007                      1,340,000       1,262,950              --              --         330,000         311,025
Safety Components
International, Inc. sr.
sub. notes Ser. B, 10
1/8s, 2007 (In default)
(NON)                                160,000          35,200              --              --          35,000           7,700
Talon Automotive Group sr.
sub. notes Ser. B, 9 5/8s,
2008                                 780,000         351,000              --              --         190,000          85,500
Transportation
Manufacturing Operations,
Inc. company guaranty 11
1/4s, 2009                                --              --              --              --         210,000         199,500
                                                ------------                    ------------                  --------------
                                                   4,517,228                      18,512,410                      13,587,515

Basic Industrial Products                               0.2%                            0.3%                            0.7%
----------------------------------------------------------------------------------------------------------------------------
American Standard
Companies, Inc. sr. notes
7 3/8s, 2008                              --              --         785,000         704,538         375,000         336,563
American Standard
Companies, Inc. company
guaranty 7 1/8s, 2003                425,000         421,813              --              --         110,000         109,175
Azurix Corp. 144A notes 10
3/8s, 2007                                --              --       1,750,000       1,750,000       1,700,000       1,700,000
Ball Corp. company guaranty
8 1/4s, 2008                         290,000         272,600       2,030,000       1,908,200         250,000         235,000
Ball Corp. company guaranty
7 3/4s, 2006                         130,000         122,850              --              --         350,000         330,750
Blount, Inc. company
guaranty 13s, 2009                 1,790,000       1,852,650              --              --         465,000         481,275
Newcor, Inc. company
guaranty Ser. B, 9 7/8s,
2008                                 700,000         245,000              --              --         200,000          70,000
Norampac, Inc. sr. notes 9
1/2s, 2008 (Canada)                       --              --       1,350,000       1,329,750       1,150,000       1,132,750
Owens-Illinois, Inc. sr.
notes 8.1s, 2007                     350,000         334,208              --              --         460,000         439,245
Owens-Illinois, Inc. sr.
notes 7.35s, 2008                    220,000         203,916         560,000         519,058         190,000         176,109
Owens-Illinois, Inc. sr.
notes 7.15s, 2005                    260,000         242,759         670,000         625,572         230,000         214,749
Roller Bearing Co. company
guaranty Ser. B, 9 5/8s,
2007                                      --              --              --              --         450,000         411,750
                                                ------------                    ------------                  --------------
                                                   3,695,796                       6,837,118                       5,637,366

Broadcasting                                            0.7%                            0.1%                            1.2%
----------------------------------------------------------------------------------------------------------------------------
AMFM Operating, Inc. deb.
12 5/8s, 2006 (PIK)                   25,500          28,815          63,600          71,868          22,200          25,086
Allbritton Communications
Co. sr. sub. deb. Ser. B,
9 3/4s, 2007                              --              --              --              --         490,000         460,600
Benedek Communications
Corp. sr. disc. notes
stepped-coupon zero % (13
1/4s, 5/15/01), 2006 (STP)           850,000         765,000              --              --         605,000         544,500
Capstar Broadcasting sr.
disc. notes stepped-coupon
zero % (12 3/4s, 2/1/02),
2009 (STP)                           640,000         563,200              --              --         915,000         805,200
Capstar Broadcasting sub.
deb. 12s, 2009 (PIK)                 234,100         263,948              --              --          56,900          64,155
Capstar Broadcasting sr.
sub. notes 9 1/4s, 2007            1,080,000       1,080,000              --              --         195,000         195,000
Central European Media
Enterprises, Ltd. sr.
notes 9 3/8s, 2004
(Bermuda)                             80,000          32,600              --              --          20,000           8,150
Chancellor Media Corp.
company guaranty 8s, 2008            560,000         551,600       1,330,000       1,310,050         480,000         472,800
Charter Communications
Holdings LLC sr. notes 8
5/8s, 2009                         3,210,000       2,824,800              --              --       1,090,000         959,200
Citadel Broadcasting, Inc.
sr. sub. notes 10 1/4s,
2007                                 224,370         223,809              --              --         340,000         339,150
Citadel Broadcasting, Inc.
company guaranty 9 1/4s,
2008                               1,550,000       1,445,375              --              --         400,000         373,000
Classic Cable, Inc. 144A
sr. sub. notes 10 1/2s,
2010                                      --              --              --              --         240,000         237,000
Comcast UK Cable, Ltd. deb.
stepped-coupon zero %
(11.2s, 11/15/00), 2007
(Bermuda) (STP)                      550,000         522,500              --              --       1,090,000       1,035,500
Diamond Cable Communication
Co. sr. disc. notes
stepped-coupon zero % (10
3/4s, 2/15/02), 2007
(United Kingdom) (STP)             1,025,000         809,750       1,070,000         845,300       1,330,000       1,050,700
Fox Family Worldwide, Inc.
sr. notes 9 1/4s, 2007             1,100,000         957,000              --              --         300,000         261,000
Fox/Liberty Networks LLC
sr. notes 8 7/8s, 2007               340,000         340,000         860,000         860,000         270,000         270,000
Granite Broadcasting Corp.
sr. sub. notes 10 3/8s,
2005                                 200,000         192,000              --              --              --              --
Granite Broadcasting Corp.
sr. sub. notes 9 3/8s,
2005                                 225,000         210,375              --              --              --              --
Granite Broadcasting Corp.
sr. sub. notes 8 7/8s,
2008                                      --              --              --              --         150,000         129,000
LIN Holdings Corp. sr.
disc. notes stepped-coupon
zero % (10s, 3/1/2003),
2008 (STP)                           350,000         216,125              --              --         350,000         216,125
LIN Television Corp.
company guaranty 8 3/8s,
2008                                 350,000         304,500              --              --          90,000          78,300
Lamar Media Corp. company
guaranty 8 5/8s, 2007                 75,000          71,625              --              --          10,000           9,550
PHI Holdings, Inc. sr. sub.
notes zero %, 2001                   606,000         526,129              --              --         788,000         684,142
Pegasus Communications
Corp. sr. notes Ser. B, 9
3/4s, 2006                           150,000         144,000              --              --          40,000          38,400
Pegasus Media &
Communications notes Ser.
B, 12 1/2s, 2005                     200,000         214,000              --              --         160,000         171,200
Radio One, Inc. company
guaranty Ser. B,
stepped-coupon 7s, (12s,
5/15/00), 2004 (STP)                  15,000          15,600              --              --         300,000         312,000
SFX Entertainment, Inc.
company guaranty 9 1/8s,
2008                                 290,000         287,100              --              --              --              --
Spanish Broadcasting
Systems sr. sub notes 9
5/8s, 2009                           860,000         817,000              --              --         260,000         247,000
                                                ------------                    ------------                  --------------
                                                  13,406,851                       3,087,218                       8,986,758

Building and Construction                               0.1%                            0.1%                            0.2%
----------------------------------------------------------------------------------------------------------------------------
Albecca, Inc. company
guaranty 10 3/4s, 2008               450,000         355,500              --              --         110,000          86,900
American Architectural
Products Corp. company
guaranty 11 3/4s, 2007               125,000          31,250              --              --          25,000           6,250
Atrium Companies, Inc.
company guaranty Ser. B,
10 1/2s, 2009                        210,000         198,450              --              --          50,000          47,250
Building Materials Corp.
company guaranty 8s, 2008            330,000         285,450         820,000         709,300         590,000         510,350
D.R. Horton, Inc. company
guaranty 10s, 2006                   120,000         115,200              --              --         290,000         278,400
D.R. Horton, Inc. company
guaranty 8s, 2009                    200,000         164,000         810,000         664,200         300,000         246,000
Del Webb Corp. sr. sub.
deb. 9 3/8s, 2009                     60,000          49,650              --              --          40,000          33,100
GS Superhighway Holdings
sr. notes 9 7/8s, 2004
(China)                                   --              --         345,000         244,950              --              --
Jackson Products, Inc.
company guaranty Ser. B, 9
1/2s, 2005                           210,000         192,150              --              --          50,000          45,750
NCI Building Systems, Inc.
sr. sub. notes Ser. B, 9
1/4s, 2009                           380,000         361,950              --              --         100,000          95,250
Toll Corp. company guaranty
8 1/8s, 2009                         120,000         105,300         390,000         342,225         110,000          96,525
                                                ------------                    ------------                  --------------
                                                   1,858,900                       1,960,675                       1,445,775

Business Equipment and
Services                                                0.2%                             --%                            0.2%
----------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc. company
guaranty 8 3/4s, 2009              2,205,000       1,962,450              --              --         525,000         467,250
Iron Mountain, Inc. sr.
sub. notes 8 1/4s, 2011              490,000         411,600              --              --          40,000          33,600
Outsourcing Solutions, Inc.
sr. sub. notes Ser. B,
11s, 2006                            100,000          88,000              --              --         625,000         550,000
Pierce Leahy Corp. sr. sub.
notes 9 1/8s, 2007                   850,000         796,875              --              --         225,000         210,938
U.S. Office Products Co.
company guaranty 9 3/4s,
2008                                 175,000          57,750              --              --          40,000          13,200
                                                ------------                    ------------                  --------------
                                                   3,316,675                              --                       1,274,988

Cable Television                                        0.2%                            0.2%                            0.6%
----------------------------------------------------------------------------------------------------------------------------
Acme Television sr. disc.
notes stepped-coupon zero
% (10 7/8s, 9/30/00), 2004
(STP)                                795,000         727,425              --              --         550,000         503,250
CSC Holdings, Inc. sr. sub.
deb. 10 1/2s, 2016                    10,000          10,850          10,000          10,850         260,000         282,100
CSC Holdings, Inc. sr. sub.
deb. 9 7/8s, 2013                    375,000         380,625       1,310,000       1,329,650       1,560,000       1,583,400
CSC Holdings, Inc. deb. 7
7/8s, 2018                            50,000          48,120              --              --         160,000         153,984
CSC Holdings, Inc. sr.
notes 7 7/8s, 2007                   125,000         123,900         375,000         371,700              --              --
CSC Holdings, Inc. sr.
notes 7 1/4s, 2008                   120,000         114,416         310,000         295,576         110,000         104,882
Jones Intercable, Inc. sr.
notes 8 7/8s, 2007                   398,000         410,414       1,230,000       1,268,364         340,000         350,605
Lamar Media Corp. company
guaranty 9 5/8s, 2006              1,040,000       1,040,000              --              --         695,000         695,000
Lamar Media Corp. sr. sub.
notes 9 1/4s, 2007                 1,115,000       1,098,275              --              --         260,000         256,100
Lenfest Communications,
Inc. sr. sub. notes 8
1/4s, 2008                           310,000         316,465         750,000         765,642         240,000         245,005
Rogers Cablesystems, Ltd.
notes 11s, 2015 (Canada)                  --              --              --              --          60,000          67,500
Rogers Cablesystems, Ltd.
sr. notes Ser. B, 10s,
2005 (Canada)                         40,000          41,600         100,000         104,000          30,000          31,200
Supercanal Holdings S.A.
144A sr. notes 11 1/2s,
2005 (In default)
(Argentina) (NON)                    420,000         189,000              --              --         100,000          45,000
TeleWest Communications Plc
144A sr. disc. notes
stepped-coupon zero % (9
1/4, 4/15/04) 2009 (United
Kingdom) (STP)                       410,000         231,650              --              --         100,000          56,500
                                                ------------                    ------------                  --------------
                                                   4,732,740                       4,145,782                       4,374,526

Chemicals                                               0.2%                            0.5%                            1.5%
----------------------------------------------------------------------------------------------------------------------------
du Pont (E.I.) de Nemours &
Co., Ltd. notes 6 7/8s,
2009                                      --              --       6,565,000       6,372,120       3,625,000       3,518,498
Geo Specialty Chemicals,
Inc. sr. sub. notes 10
1/8s, 2008                           340,000         275,400              --              --          70,000          56,700
Georgia Gulf Corp. 144A sr.
sub. notes 10 3/8s, 2007             160,000         161,200         400,000         403,000         150,000         151,125
Huntsman Corp. 144A sr.
sub. notes 9 1/2s, 2007              140,000         128,100              --              --         160,000         146,400
Huntsman Corp. 144A sr.
sub. notes FRN 9.38s, 2007           760,000         684,000              --              --         100,000          90,000
Huntsman ICI Chemicals,
Inc. company guaranty 10
1/8s, 2009                         2,240,000       2,144,800              --              --         800,000         766,000
Lyondell Petrochemical Co.
sr. sub. notes 10 7/8s,
2009                                      --              --              --              --       1,990,000       1,865,625
Lyondell Petrochemical Co.
sec. notes Ser. B, 9 7/8s,
2007                                      --              --       2,950,000       2,809,875       3,550,000       3,381,375
Lyondell Petrochemical Co.
notes Ser. A, 9 5/8s, 2007           730,000         695,325       1,780,000       1,695,450         660,000         628,650
Nova Chemical Corp. notes
7.4s, 2009 (Canada)                       --              --       1,205,000       1,139,026         670,000         633,318
PCI Chemicals &
Pharmaceuticals company
guaranty 9 1/4s, 2007
(India)                              100,000          81,750              --              --              --              --
Royster-Clark, Inc. 1st
mtge. 10 1/4s, 2009                  380,000         323,000              --              --         100,000          85,000
Sterling Chemicals Holdings
sr. disc. notes
stepped-coupon zero % (13
1/2s, 8/15/01), 2008 (STP)           370,000         121,175              --              --         100,000          32,750
                                                ------------                    ------------                  --------------
                                                   4,614,750                      12,419,471                      11,355,441

Computer Services and
Software                                                0.1%                             --%                            0.1%
----------------------------------------------------------------------------------------------------------------------------
Concentric Network Corp.
sr. notes 12 3/4s, 2007              105,000         113,138              --              --          30,000          32,325
PSINet, Inc. sr. notes 11
1/2s, 2008                                --              --              --              --          70,000          69,650
PSINet, Inc. sr. notes 11s,
2009                               1,030,000         999,100              --              --         690,000         669,300
Unisys Corp. sr. notes 7
7/8s, 2008                           310,000         291,400         670,000         629,800         240,000         225,600
Verio, Inc. sr. notes 11
1/4s, 2008                           210,000         207,900              --              --              --              --
                                                ------------                    ------------                  --------------
                                                   1,611,538                         629,800                         996,875

Computers                                                --%                            0.2%                            0.5%
----------------------------------------------------------------------------------------------------------------------------
Globix Corp. 144A sr. notes
12 1/2s, 2010                        805,000         732,550              --              --         200,000         182,000
IBM Corp. deb. 6 1/2s, 2028               --              --       6,475,000       5,807,881       3,730,000       3,345,698
Interact Operating Co.
notes 14s, 2003                      214,000          64,200              --              --          48,150          14,445
                                                ------------                    ------------                  --------------
                                                     796,750                       5,807,881                       3,542,143

Conglomerates                                            --%                            0.1%                            0.2%
----------------------------------------------------------------------------------------------------------------------------
Axia, Inc. company guaranty
10 3/4s, 2008                        560,000         431,200              --              --         500,000         385,000
Tyco International, Ltd.
company guaranty 6 1/4s,
2003                                      --              --       1,785,000       1,702,587       1,030,000         982,445
Tyco International, Ltd.
company guaranty 6 3/8s,
2005                                      --              --         935,000         877,002         515,000         483,055
                                                ------------                    ------------                  --------------
                                                     431,200                       2,579,589                       1,850,500

Consumer Durable Goods                                   --%                             --%                             --%
----------------------------------------------------------------------------------------------------------------------------
Iron Age Corp. company
guaranty 9 7/8s, 2008                815,000         578,650              --              --         190,000         134,900
Sealy Mattress Co. sr. sub.
notes Ser. B, 9 7/8s, 2007           115,000         112,125              --              --          25,000          24,375
                                                ------------                    ------------                  --------------
                                                     690,775                              --                         159,275

Consumer Non Durables                                   0.1%                             --%                             --%
----------------------------------------------------------------------------------------------------------------------------
Samsonite Corp. sr. sub.
notes 10 3/4s, 2008                1,090,000         921,050              --              --         220,000         185,900
Westpoint Stevens, Inc. sr.
notes 7 7/8s, 2008                   200,000         156,000         500,000         390,000         180,000         140,400
                                                ------------                    ------------                  --------------
                                                   1,077,050                         390,000                         326,300

Consumer Products                                       0.1%                            0.2%                            0.5%
----------------------------------------------------------------------------------------------------------------------------
Fortune Brands, Inc. 144A
sr. notes 7 1/8s, 2004                    --              --       3,040,000       2,992,637       1,690,000       1,663,670
French Fragrances, Inc. sr.
notes Ser. B, 10 3/8s,
2007                                 115,000         109,825              --              --          30,000          28,650
French Fragrances, Inc.
company guaranty Ser. D,
10 3/8s, 2007                        180,000         170,100              --              --          40,000          37,800
Guess Jeans, Inc. sr. sub.
notes 9 1/2s, 2003                   250,000         251,875         940,000         947,050         865,000         871,488
Procter & Gamble Co. unsub.
6 7/8s, 2009                              --              --       1,250,000       1,217,600         700,000         681,856
Revlon Consumer Products
sr. notes 9s, 2006                   535,000         379,850              --              --         145,000         102,950
Revlon Consumer Products
sr. sub. notes 8 5/8s,
2008                               1,050,000         456,750              --              --         250,000         108,750
                                                ------------                    ------------                  --------------
                                                   1,368,400                       5,157,287                       3,495,164

Consumer Services                                       0.2%                            0.2%                            0.7%
----------------------------------------------------------------------------------------------------------------------------
Autotote Corp. company
guaranty Ser. B, 10 7/8s,
2004                                      --              --              --              --         430,000         424,625
Century Communications
Corp. sr. notes 9 1/2s,
2005                                 315,000         303,975         835,000         805,775         280,000         270,200
Century Communications
Corp. sr. notes 8 7/8s,
2007                                  20,000          18,400          30,000          27,600          20,000          18,400
Coinmach Corp. sr. notes
Ser. D, 11 3/4s, 2005              1,360,000       1,292,000              --              --         720,000         684,000
Consumers International
144A sr. notes 10 1/4s,
2005                                  15,000           9,750              --              --           5,000           3,250
Equinix, Inc. 144A notes
13s, 2007                                 --              --              --              --         540,000         567,000
FRD Acquisition Co. sr.
notes Ser. B, 12 1/2s,
2004                                 275,000         151,250              --              --          75,000          41,250
HMH Properties, Inc.
company guaranty Ser. B, 7
7/8s, 2008                           360,000         300,600       2,840,000       2,371,400       3,060,000       2,555,100
Host Marriott Travel Plaza
sr. notes Ser. B, 9 1/2s,
2005                                 440,000         435,600         915,000         905,850         350,000         346,500
IPC Information Systems,
Inc. sr. disc. notes
stepped-coupon zero % (10
7/8s, 5/1/01), 2008 (STP)          1,170,000       1,017,900              --              --         300,000         261,000
Viasystems, Inc. sr. sub
notes 9 3/4s, 2007                   190,000         161,500              --              --              --              --
Viasystems, Inc. sr. notes
Ser. B, 9 3/4s, 2007                 700,000         595,000              --              --         225,000         191,250
                                                ------------                    ------------                  --------------
                                                   4,285,975                       4,110,625                       5,362,575

Electronics and Electrical
Equipment                                               0.4%                            0.1%                            0.6%
----------------------------------------------------------------------------------------------------------------------------
Amkor Technology, Inc. sr.
notes 9 1/4s, 2006                        --              --       1,080,000       1,050,300       1,440,000       1,400,400
Applied Power, Inc. sr.
sub. notes 8 3/4s, 2009              780,000         799,500              --              --         425,000         435,625
Celestica International,
Ltd. 144A sr. sub. notes
10 1/2s, 2006 (Canada)                75,000          77,250              --              --          20,000          20,600
DII Group, Inc. (The) sr.
sub. notes 8 1/2s, 2007              400,000         398,000              --              --          40,000          39,800
Fairchild Semiconductor
Corp. sr. sub. notes 10
1/8s, 2007                           905,000         877,850              --              --         250,000         242,500
Flextronics International,
Ltd. sr. sub. notes Ser.
B, 8 3/4s, 2007                    1,370,000       1,287,800              --              --         395,000         371,300
HCC Industries, Inc.
company guaranty 10 3/4s,
2007                                 110,000          62,700              --              --          30,000          17,100
Metromedia Fiber Network,
Inc. sr. notes Ser. B,
10s, 2008                          2,330,000       2,201,850         700,000         661,500       1,190,000       1,124,550
Moog, Inc. sr. sub. notes
Ser. B, 10s, 2006                    880,000         886,600              --              --         220,000         221,650
Motors and Gears, Inc. sr.
notes Ser. D, 10 3/4s,
2006                                 355,000         340,800              --              --         530,000         508,800
Zilog, Inc. company
guaranty Ser. B, 9 1/2s,
2005                                 460,000         409,400              --              --         110,000          97,900
                                                ------------                    ------------                  --------------
                                                   7,341,750                       1,711,800                       4,480,225

Energy-Related                                           --%                            0.2%                            0.4%
----------------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp. bonds 7
7/8s, 2029                                --              --       4,305,000       4,173,913       2,415,000       2,341,463
Giant Industries Corp.
company guaranty 9s, 2007             40,000          35,600              --              --         140,000         124,600
PP&L Capital Funding, Inc.
company guaranty 5.9s,
2000                                      --              --         665,000         661,928         360,000         358,337
Panda Global Energy Co.
company guaranty 12 1/2s,
2004 (China)                          20,000           7,000              --              --           5,000           1,750
RAM Energy, Inc. sr. notes
11 1/2s, 2008                        260,000         130,650              --              --          60,000          30,150
York Power Funding 144A
notes 12s, 2007 (Cayman
Islands)                             280,000         274,400         680,000         666,400         250,000         245,000
                                                ------------                    ------------                  --------------
                                                     447,650                       5,502,241                       3,101,300

Entertainment                                           0.6%                            0.4%                            1.7%
----------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc. sr.
sub. notes 9 1/2s, 2011                   --              --              --              --         690,000         351,900
AMC Entertainment, Inc. sr.
sub. notes 9 1/2s, 2009              795,000         405,450              --              --         223,000         113,730
Argosy Gaming Co. company
guaranty 10 3/4s, 2009                    --              --              --              --         330,000         336,600
Boyd Gaming Corp. sr. sub.
notes 9 1/2s, 2007                        --              --              --              --         365,000         335,800
Cinemark USA, Inc. sr. sub.
notes 8 1/2s, 2008
(Mexico)                             675,000         452,250              --              --         290,000         194,300
Diva Systems Corp. sr.
disc. notes, Ser. B,
stepped-coupon zero % (12
5/8s, 3/1/03), 2008 (STP)          1,719,000         825,120              --              --         403,000         193,440
Fitzgeralds Gaming Corp.
company guaranty Ser. B,
12 1/4s, 2004 (In default)
(NON)                                650,000         364,000              --              --         180,000         100,800
Harrahs Entertainment, Inc.
company guaranty 7 1/2s,
2009                                 500,000         478,965       1,250,000       1,197,413         450,000         431,069
Hollywood Casino Corp.
company guaranty 11 1/4s,
2007                               2,440,000       2,476,600              --              --         670,000         680,050
Hollywood Park, Inc. sr.
sub. notes Ser. B, 9 1/2s,
2007                                 750,000         738,750              --              --         190,000         187,150
Hollywood Park, Inc.
company guaranty Ser. B, 9
1/4s, 2007                           280,000         275,800              --              --         220,000         216,700
Horseshoe Gaming Holdings
company guaranty 8 5/8s,
2009                                 490,000         445,900              --              --         130,000         118,300
International Game
Technology 144A sr. notes
8 3/8s, 2009                              --              --       1,400,000       1,267,000       1,200,000       1,086,000
Isle of Capri Black Hawk
LLC 144A 1st mortgage Ser.
B, 13s, 2004                         110,000         119,900              --              --         400,000         436,000
Mohegan Tribal Gaming,
Auth. sr. sub. notes 8
3/4s, 2009                           210,000         196,875         850,000         796,875       1,440,000       1,350,000
Mohegan Tribal Gaming,
Auth. sr. notes 8 1/8s,
2006                                 190,000         176,225         460,000         426,650         200,000         185,500
Park Place Entertainment
144A sr. sub. notes 9
3/8s, 2007                                --              --       1,620,000       1,595,700       1,380,000       1,359,300
Park Place Entertainment
sr. notes 8 1/2s, 2006               340,000         333,622         870,000         853,679         320,000         313,997
Players International, Inc.
sr. notes 10 7/8s, 2005              100,000         103,500         280,000         289,800         200,000         207,000
Premier Parks, Inc. sr.
notes 9 3/4s, 2007                   540,000         508,950              --              --         230,000         216,775
Premier Parks, Inc. sr.
notes 9 1/4s, 2006                   668,000         621,240              --              --         525,000         488,250
Regal Cinemas, Inc. sr.
sub. notes 9 1/2s, 2008              600,000         267,000              --              --         150,000          66,750
Riviera Black Hawk, Inc.
1st mtge. 13s, 2005                       --              --              --              --         200,000         214,000
SFX Entertainment, Inc.
144A company guaranty Ser.
B, 9 1/8s, 2008                      340,000         340,000              --              --         450,000         450,000
Silver Cinemas, Inc. sr.
sub. notes 10 1/2s, 2005             450,000          72,000              --              --         110,000          17,600
Time Warner, Inc. company
guaranty 6 5/8s, 2029                     --              --       4,360,000       3,715,418       2,620,000       2,232,659
Trump A.C. 1st mtge. 11
1/4s, 2006                         1,230,000         824,100              --              --         375,000         251,250
Trump Castle Funding 144A
sub. notes 10 1/4s, 2003             920,000         929,200              --              --         700,000         707,000
United Artists Theatre sr.
sub. notes 9 3/4s, 2008            1,650,000          66,000              --              --         435,000          17,400
Venetian Casino company
guaranty 12 1/4s, 2004               270,000         251,100              --              --         210,000         195,300
                                                ------------                    ------------                  --------------
                                                  11,272,547                      10,142,535                      13,054,620

Environmental Control                                   0.1%                            0.1%                            0.2%
----------------------------------------------------------------------------------------------------------------------------
Allied Waste Industries,
Inc. company guaranty Ser.
B, 10s, 2009                       2,185,000       1,638,736              --              --         845,000         633,750
Allied Waste Industries,
Inc. company guaranty Ser.
B, 7 5/8s, 2006                      180,000         146,700         270,000         220,050         150,000         122,250
Allied Waste Industries,
Inc. company guaranty Ser.
B, 7 7/8s, 2009                      425,000         333,625       1,055,000         828,175       1,080,000         847,800
Browning-Ferris Industries,
Inc. deb. 7.4s, 2035                 320,000         217,600         506,000         344,080         300,000         204,000
                                                ------------                    ------------                  --------------
                                                   2,336,661                       1,392,305                       1,807,800

Food and Beverages                                      0.1%                             --%                            0.1%
----------------------------------------------------------------------------------------------------------------------------
Aurora Foods, Inc. 144A
ser. sub. notes Ser. D, 9
7/8s, 2007                           385,000         154,000              --              --              --              --
Aurora Foods, Inc. sr. sub.
notes Ser. B, 9 7/8s, 2007            80,000          32,000              --              --          20,000           8,000
Doane Pet Care Co. sr. sub.
notes 9 3/4s, 2007                        --              --              --              --         370,000         340,400
RAB Enterprises, Inc.
company guaranty 10 1/2s,
2005                                 700,000         462,000              --              --         160,000         105,600
Triarc Consumer Products,
Inc. company guaranty 10
1/4s, 2009 (STP)                     580,000         559,700              --              --         510,000         492,150
Vlasic Foods International,
Inc. sr. sub notes Ser. B,
10 1/4s, 2009                        920,000         588,800              --              --         240,000         153,600
                                                ------------                    ------------                  --------------
                                                   1,796,500                              --                       1,099,750

Health Care                                             0.2%                            0.2%                            0.8%
----------------------------------------------------------------------------------------------------------------------------
Bio-Rad Labs Corp. 144A sr.
sub. notes 11 5/8s, 2007             170,000         171,063              --              --         110,000         110,688
Columbia/HCA Healthcare
Corp. deb. 8.36s, 2024                50,000          45,125              --              --         125,000         112,813
Columbia/HCA Healthcare
Corp. med. term notes
notes 7.69s, 2025                     80,000          64,100         200,000         160,250          70,000          56,088
Columbia/HCA Healthcare
Corp. notes 7 1/4s, 2008              20,000          17,750       1,700,000       1,508,750       2,100,000       1,863,750
Columbia/HCA Healthcare
Corp. med. term notes
6.63s, 2045                          270,000         255,258         640,000         605,056         230,000         217,442
Conmed Corp. company
guaranty 9s, 2008                    290,000         263,900              --              --          65,000          59,150
Extendicare Health
Services, Inc. company
guaranty 9.35s, 2007                 855,000         461,700              --              --         220,000         118,800
Hudson Respiratory Care,
Inc. sr. sub. notes 9
1/8s, 2008                           450,000         350,438              --              --         110,000          85,663
Integrated Health Services,
Inc. sr. sub. notes Ser.
A, 9 1/2s, 2007 (In
default) (NON)                       810,000          16,200              --              --         220,000           4,400
Integrated Health Services,
Inc. sr. sub. notes Ser.
A, 9 1/4s, 2008 (In
default) (NON)                       250,000           5,000              --              --          60,000           1,200
Lifepoint Hospital Holdings
company guaranty Ser. B,
10 3/4s, 2009                             --              --              --              --         270,000         267,300
Mariner Post-Acute Network,
Inc. sr. sub. notes
stepped-coupon Ser. B,
zero % (10 1/2s, 11/1/02),
2007 (In default) (NON)
(STP)                                230,000           1,150              --              --         100,000             500
Mariner Post-Acute Network,
Inc. sr. sub. notes Ser.
B, 9 1/2s, 2007 (In
default) (NON)                     1,160,000           5,800              --              --         170,000             850
MedPartners, Inc. sr. sub.
notes 6 7/8s, 2000                   330,000         316,800              --              --              --              --
Multicare Cos., Inc. sr.
sub. notes 9s, 2007                1,410,000          56,400              --              --         330,000          13,200
Paracelsus Healthcare sr.
sub. notes 10s, 2006                 505,000         227,250              --              --         115,000          51,750
Paragon Corp. Holdings,
Inc. company guaranty Ser.
B, 9 5/8s, 2008                      270,000          89,100              --              --          60,000          19,800
Quorum Health Group, Inc.
sr. sub. notes 8 3/4s,
2005                                      --              --              --              --         100,000          92,000
Sun Healthcare Group, Inc.
sr. sub. notes Ser. B, 9
1/2s, 2007 (In default)
(NON)                                250,000           5,000              --              --              --              --
Tenet Healthcare Corp. sr.
sub. notes 8 5/8s, 2007                   --              --         500,000         471,250         500,000         471,250
Tenet Healthcare Corp. sr.
notes Ser. B, 8 1/8s, 2008                --              --         810,000         737,100         950,000         864,500
Tenet Healthcare Corp. sr.
notes 8s, 2005                       400,000         377,000         975,000         918,938         500,000         471,250
Tenet Healthcare Corp. sr.
notes Ser. B, 7 5/8s, 2008           430,000         389,150         390,000         352,950         680,000         615,400
Triad Hospitals Holdings
company guaranty Ser. B,
11s, 2009                            875,000         870,625              --              --         700,000         696,500
                                                ------------                    ------------                  --------------
                                                   3,988,809                       4,754,294                       6,194,294

Insurance and Finance                                   0.3%                            3.9%                            7.7%
----------------------------------------------------------------------------------------------------------------------------
AMRESCO, Inc. sr. sub.
notes Ser. 97-A, 10s, 2004           101,000          75,750              --              --          30,000          22,500
AMRESCO, Inc. sr. sub.
notes Ser. 98-A, 9 7/8s,
2005                                 840,000         630,000              --              --         210,000         157,500
Aames Financial Corp. sr.
notes 9 1/8s, 2003                   810,000         483,975              --              --         190,000         113,525
Advanta Corp. company
guaranty Ser. B, 8.99s,
2026                                      --              --         100,000          62,000          85,000          52,700
Advanta Corp. notes Ser. C,
7.47s, 2001                           26,000          24,944          64,000          61,400          35,000          33,578
Advanta Corp. med. term
notes Ser. B, 7s, 2001               352,000         331,429         706,000         664,741         340,000         320,130
Advanta Corp. med. term
notes Ser. D, 6.98s, 2002             20,000          18,555         140,000         129,886          90,000          83,498
Advanta Corp. med. term
notes Ser. D, 6.92s, 2002            110,000         101,971         460,000         426,425         470,000         435,695
American General Institute
144A company guaranty 8
1/8s, 2046                                --              --       1,960,000       1,906,492       1,100,000       1,069,970
Associates First Capital
Corp. sr. notes 6 1/4s,
2008                                      --              --       3,590,000       3,277,455       2,030,000       1,853,268
BankAmerica Corp. sr. notes
5 7/8s, 2009                              --              --       4,550,000       4,055,961       2,690,000       2,397,920
Bank United Corp. notes 8
7/8s, 2008                                --              --       2,025,000       1,933,207       1,725,000       1,646,806
Chase Manhattan Corp. sub.
notes 6s, 2009                            --              --       2,330,000       2,096,907       1,390,000       1,250,944
Chevy Chase Savings Bank,
Inc. sub. deb. 9 1/4s,
2008                                 625,000         556,250              --              --         125,000         111,250
Chevy Chase Savings Bank,
Inc. sub. deb. 9 1/4s,
2005                                 120,000         114,000              --              --         300,000         285,000
Citicorp sub. notes 6 3/8s,
2008                                      --              --       1,835,000       1,697,026         905,000         836,953
Citigroup, Inc. deb. 6
5/8s, 2028                                --              --       1,770,000       1,548,201         970,000         848,449
Colonial Capital II 144A
company guaranty 8.92s,
2027                                  35,000          32,504         170,000         157,875         265,000         246,099
Conseco Financial Corp. sr.
sub. notes 10 1/4s, 2002                  --              --       2,700,000       2,777,733       2,300,000       2,366,217
Conseco Finance Trust III,
Inc. bonds 8.796s, 2027                   --              --              --              --         260,000         216,915
Contifinancial Corp. sr.
notes 8 3/8s, 2003                   505,000          45,450              --              --         135,000          12,150
Contifinancial Corp. sr.
notes 8 1/8s, 2008                   730,000          65,700              --              --         200,000          18,000
Contifinancial Corp. sr.
notes 7 1/2s, 2002                   810,000          72,900              --              --         210,000          18,900
Delta Financial Corp. sr.
notes 9 1/2s, 2004                   767,000         467,870              --              --         192,000         117,120
Dime Capital Trust I bank
guaranty Ser. A, 9.33s,
2027                                      --              --              --              --          30,000          29,416
Finova Capital Corp. notes
7.4s, 2007                                --              --         520,000         494,291         290,000         275,662
Finova Capital Corp. notes
7 1/4s, 2004                              --              --       3,020,000       2,930,457         900,000         873,315
First Union Institute
Capital I bonds 8.04s,
2026                                      --              --       4,400,000       4,087,512       2,500,000       2,322,450
First Union National Bank
sub. notes 7 7/8s, 2010                   --              --       1,910,000       1,922,472       1,075,000       1,082,020
Firstar Bank Milwaukee sr.
bank notes 6 1/4s, 2002                   --              --       1,420,000       1,380,467         805,000         782,589
Fleet Boston Corp. sub.
notes 7 3/8s, 2009                        --              --       3,150,000       3,074,873       1,770,000       1,727,786
Ford Motor Credit Corp.
notes 7 3/8s, 2009                        --              --       4,675,000       4,579,911       2,640,000       2,586,302
Ford Motor Credit Corp. sr.
notes 5.8s, 2009                          --              --       2,690,000       2,370,401       1,510,000       1,330,597
GS Escrow Corp. sr. notes 7
1/8s, 2005                           325,000         295,045       3,030,000       2,750,725       2,865,000       2,600,933
General Motors Acceptance
Corp. notes 5 3/4s, 2003                  --              --       3,135,000       2,964,519       1,805,000       1,706,844
Goldman Sachs Group, Inc.
(The) notes Ser. B, 7.35s,
2009                                      --              --       5,795,000       5,641,954       3,285,000       3,198,243
Heller Financial, Inc.
notes 6s, 2004                            --              --       3,640,000       3,442,275       2,080,000       1,967,014
Household Finance Corp. sr.
unsub. 5 7/8s, 2009                       --              --       5,550,000       4,876,008       3,295,000       2,894,855
Imperial Bank sub. notes 8
1/2s, 2009                                --              --       2,700,000       2,528,820       2,300,000       2,154,180
Imperial Credit Capital
Trust I 144A company
guaranty 10 1/4s, 2002               385,000         296,450              --              --         200,000         154,000
Imperial Credit Industries,
Inc. sr. notes 9 7/8s,
2007                                 535,000         391,888              --              --          40,000          29,300
Investors Capital Trust I
company guaranty Ser. B,
9.77s, 2027                           15,000          14,288              --              --              --              --
Merita Bank, Ltd. sub.
notes 6 1/2s, 2006
(Finland)                                 --              --       2,080,000       1,948,856         405,000         379,465
Merrill Lynch & Co., Inc.
notes 6s, 2009                            --              --       1,165,000       1,039,728         705,000         629,191
Money Store, Inc. notes
8.05s, 2002                               --              --       1,960,000       1,984,794       1,090,000       1,103,789
National Westminster Bank
sub. notes 7 3/8s, 2009
(United Kingdom)                          --              --       5,085,000       4,959,146       2,865,000       2,794,091
NationsBank Corp. sub.
notes 6 7/8s, 2005                        --              --       1,515,000       1,483,003         610,000         597,117
Nationwide Credit, Inc. sr.
notes Ser. A, 10 1/4s,
2008                                 660,000         468,600              --              --         180,000         127,800
Newcourt Credit Group, Inc.
6 7/8s, 2005                              --              --       1,455,000       1,409,895         805,000         780,045
Ocwen Capital Trust I
company guaranty 10 7/8s,
2027                                  70,000          40,600              --              --          15,000           8,700
Ocwen Federal Bank FSB sub.
deb. 12s, 2005                        15,000          14,100              --              --           5,000           4,700
Ocwen Financial Corp. notes
11 7/8s, 2003                         20,000          18,350              --              --          10,000           9,175
Peoples Bank-Bridgeport
sub. notes 7.2s, 2006                     --              --       1,075,000         988,237         595,000         546,978
Peoples Heritage Capital
Trust company guaranty
Ser. B, 9.06s, 2027                       --              --          55,000          53,945          50,000          49,041
Pioneer Americas
Acquisition 144A sr. notes
9 1/4s, 2007                         125,000         104,063              --              --          30,000          24,975
Polytama International
notes 11 1/4s, 2007
(Indonesia) (PIK)                    190,748          28,612              --              --          45,416           6,812
Popular, Inc. med. term
notes 6.4s, 2000                          --              --         940,000         937,565         530,000         528,627
Provident Capital Trust
company guaranty 8.6s,
2026                                      --              --         190,000         183,401              --              --
RBF Finance Co. company
guaranty 11 3/8s, 2009                    --              --              --              --         720,000         765,000
RBF Finance Co. company
guaranty 11s, 2006                   450,000         464,625       1,100,000       1,135,750         990,000       1,022,175
Resource America, Inc. 144A
sr. notes 12s, 2004                1,042,000         812,760              --              --         263,000         205,140
Riggs Capital Trust 144A
bonds 8 5/8s, 2026                    35,000          29,217         120,000         100,171          70,000          58,433
Sears Roebuck Acceptance
Corp. notes 6 7/8s, 2017                  --              --         935,000         820,790         515,000         452,093
Sovereign Bancorp, Inc. sr.
notes 10 1/2s, 2006                  190,000         187,150       2,690,000       2,649,650       2,540,000       2,501,900
Sovereign Capital Trust
company guaranty 9s, 2027             50,000          40,473              --              --          45,000          36,426
Sprint Capital Corp.
company guaranty 6.9s,
2019                                      --              --       3,755,000       3,446,752       1,555,000       1,427,350
Sprint Capital Corp.
company guaranty 6 7/8s,
2028                                      --              --         750,000         672,578              --              --
Sprint Capital Corp.
company guaranty 6 1/8s,
2008                                      --              --       2,330,000       2,121,209       1,310,000       1,192,611
Sprint Capital Corp.
company guaranty 5.7s,
2003                                      --              --         580,000         548,900              --              --
St. Paul Bancorp sr. notes
7 1/8s, 2004                              --              --       1,070,000       1,036,873         585,000         566,888
TIG Holdings, Inc. notes 8
1/8s, 2005                                --              --       3,408,000       3,194,182       2,900,000       2,718,054
Webster Capital Trust I
144A bonds 9.36s, 2027                 5,000           4,880          20,000          19,519         130,000         126,871
                                                ------------                    ------------                  --------------
                                                   6,232,399                      94,574,938                      58,894,040

Lodging                                                  --%                            0.1%                            0.1%
----------------------------------------------------------------------------------------------------------------------------
Epic Resorts LLC company
guaranty Ser. B, 13s, 2005           350,000         245,000              --              --          80,000          56,000
ITT Corp. notes 6 3/4s,
2005                                 530,000         474,695       1,300,000       1,164,345         910,000         815,042
Host Marriott L.P. sr.
notes Ser. E, 8 3/8s, 2006           100,000          90,000         220,000         198,000         100,000          90,000
Starwood Hotels & Resorts
notes 6 3/4s, 2003                        --              --              --              --          60,000          55,970
Sun International Hotels,
Ltd. sr. sub. notes 8
5/8s, 2007                           130,000         114,400         330,000         290,400         125,000         110,000
                                                ------------                    ------------                  --------------
                                                     924,095                       1,652,745                       1,127,012

Medical Supplies and
Devices                                                  --%                             --%                             --%
----------------------------------------------------------------------------------------------------------------------------
ALARIS Medical Systems,
Inc. company guaranty 9
3/4s, 2006                           265,000         220,613              --              --              --              --
Kinetic Concepts, Inc.
company guaranty Ser. B, 9
5/8s, 2007                           465,000         327,825              --              --         100,000          70,500
Mediq, Inc. deb.
stepped-coupon zero %
(13s, 6/1/03), 2009 (STP)            410,000          20,500              --              --         100,000           5,000
Mediq, Inc. company
guaranty 11s, 2008                   510,000          51,000              --              --         130,000          13,000
                                                ------------                    ------------                  --------------
                                                     619,938                              --                          88,500

Metals and Mining                                       0.2%                            0.2%                            0.7%
----------------------------------------------------------------------------------------------------------------------------
AK Steel Corp. sr. notes 9
1/8s, 2006                           200,000         195,000         510,000         497,250         375,000         365,625
AK Steel Corp. company
guaranty 7 7/8s, 2009                230,000         208,150         550,000         497,750         480,000         434,400
Anker Coal Group, Inc.
company guaranty Ser. B,
14 1/4s, 2007 (PIK)                1,380,000         621,000              --              --         320,000         144,000
Continental Global Group
sr. notes Ser. B, 11s,
2007                                 235,000          58,750              --              --          60,000          15,000
Kaiser Aluminum & Chemical
Corp. sr. sub. notes 12
3/4s, 2003                         1,125,000       1,040,625              --              --         275,000         254,375
LTV Corp. sr. notes 11
3/4s, 2009                           230,000         223,100       1,490,000       1,445,300       1,310,000       1,270,700
Lodestar Holdings, Inc.
company guaranty 11 1/2s,
2005                                 710,000         134,900              --              --         190,000          36,100
National Steel Corp. 1st
mtge. Ser. D, 9 7/8s, 2009           420,000         409,500       1,410,000       1,374,750       1,720,000       1,677,000
WCI Steel, Inc. sr. notes
Ser. B, 10s, 2004                         --              --              --              --         400,000         394,000
WHX Corp. sr. notes 10
1/2s, 2005                           470,000         427,700              --              --         160,000         145,600
Weirton Steel Co. sr. notes
11 3/8s, 2004                        350,000         357,000              --              --          93,000          94,860
Wheeling-Pittsburgh Steel
Corp. sr. notes 9 1/4s,
2007                                      --              --              --              --         250,000         223,750
                                                ------------                    ------------                  --------------
                                                   3,675,725                       3,815,050                       5,055,410

Oil and Gas                                             0.2%                            0.6%                            1.6%
----------------------------------------------------------------------------------------------------------------------------
Belco Oil & Gas Corp.
company guaranty Ser. B,
10 1/2s, 2006                      1,325,000       1,354,813              --              --         370,000         378,325
Belco Oil & Gas Corp. sr.
sub. notes Ser. B, 8 7/8s,
2007                                 900,000         839,250              --              --         220,000         205,150
Benton Oil & Gas Co. sr.
notes 9 3/8s, 2007                    60,000          35,700              --              --          20,000          11,900
CMS Panhandle Holding Corp.
sr. notes 6 1/8s, 2004                    --              --       2,325,000       2,178,874       1,320,000       1,237,038
Cliffs Drilling Co. company
guaranty Ser. D, 10 1/4s,
2003                                 200,000         201,000         150,000         150,750         500,000         502,500
Columbia Gas System, Inc.
notes Ser. E, 7.32s, 2010                 --              --         670,000         636,373         380,000         360,928
Columbia Gas System, Inc.
notes Ser. B, 6.61s, 2002                 --              --         530,000         514,068         210,000         203,687
Conoco, Inc. sr. notes
5.9s, 2004                                --              --       1,200,000       1,142,844         700,000         666,659
Gulf Canada Resources, Ltd.
sr. sub. notes 9 5/8s,
2005 (Canada)                        505,000         506,263       1,215,000       1,218,038         500,000         501,250
Gulf Canada Resources, Ltd.
sr. sub. deb. 9 1/4s, 2004
(Canada)                                  --              --              --              --          30,000          30,305
Gulf Canada Resources, Ltd.
sr. notes 8 3/8s, 2005
(Canada)                                  --              --              --              --         130,000         126,425
HS Resources, Inc. company
guaranty 9 1/4s, 2006                 70,000          67,200              --              --          90,000          86,400
HS Resources, Inc. sr. sub.
notes Ser. B, 9 1/4s, 2006                --              --              --              --         270,000         259,200
K N Energy, Inc. sr. notes
6.45s, 2003                               --              --       3,770,000       3,663,535       2,110,000       2,050,414
Ocean Energy, Inc. company
guaranty Ser. B, 8 7/8s,
2007                                 170,000         162,775       1,470,000       1,407,525       1,590,000       1,522,425
Ocean Energy, Inc. company
guaranty Ser. B, 8 3/8s,
2008                                 140,000         130,900         350,000         327,250         580,000         542,300
Parker Drilling Corp.
company guaranty Ser. D, 9
3/4s, 2006                                --              --              --              --         250,000         241,250
Petro Geo-Services ADR
notes 7 1/2s, 2007
(Norway)                                  --              --       1,295,000       1,258,947         720,000         699,955
Pogo Producing Co. sr. sub.
notes Ser. B, 8 3/4s, 2007           120,000         111,000         315,000         291,375         105,000          97,125
Port Arthur Finance Corp.
144A sec. notes 12 1/2s,
2009                                      --              --       1,350,000       1,262,250       1,300,000       1,215,500
Pride Petroleum Services,
Inc. sr. notes 9 3/8s,
2007                                      --              --         810,000         793,800         690,000         676,200
Seven Seas Petroleum sr.
notes Ser. B, 12 1/2s,
2005                                 280,000          78,400              --              --          60,000          16,800
Snyder Oil Corp. sr. sub.
notes 8 3/4s, 2007                    35,000          34,563          90,000          88,875          30,000          29,625
Stone Energy Corp. company
guaranty 8 3/4s, 2007                130,000         120,900              --              --         380,000         353,400
Vintage Petroleum sr. sub.
notes 9 3/4s, 2009                 1,030,000       1,037,725              --              --         570,000         574,275
                                                ------------                    ------------                  --------------
                                                   4,680,489                      14,934,504                      12,589,036

Packaging and Containers                                0.2%                             --%                            0.1%
----------------------------------------------------------------------------------------------------------------------------
AEP Industries, Inc. sr.
sub. notes 9 7/8s, 2007              605,000         465,850              --              --         150,000         115,500
Gaylord Container Corp. sr.
sub. notes 9 7/8s, 2008              410,000         344,400              --              --         110,000          92,400
Gaylord Container Corp. sr.
notes Ser. B, 9 3/4s, 2007           100,000          92,500              --              --          20,000          18,500
Gaylord Container Corp. sr.
notes Ser. B, 9 3/8s, 2007           510,000         466,650              --              --         130,000         118,950
Huntsman Packaging Corp.
company guaranty 9 1/8s,
2007                                 505,000         472,175              --              --         135,000         126,225
Packaging Corp. company
guaranty 9 5/8s, 2009                920,000         906,200              --              --         240,000         236,400
Radnor Holdings, Inc. sr.
notes 10s, 2003                      150,000         127,500         365,000         310,250         130,000         110,500
                                                ------------                    ------------                  --------------
                                                   2,875,275                         310,250                         818,475

Paper and Forest Products                               0.3%                            0.1%                            0.6%
----------------------------------------------------------------------------------------------------------------------------
APP Finance II Mauritius,
Ltd. bonds stepped-coupon
12s, (16s, 2/15/04), 2049
(Indonesia) (STP)                    390,000         230,100              --              --         100,000          59,000
Boise Cascade Co. med. term
notes Ser. A, 7.43s, 2005             20,000          19,128         660,000         631,224          10,000           9,564
Buckeye Cellulose Corp. sr.
sub. notes 9 1/4s, 2008               25,000          24,625          50,000          49,250          25,000          24,625
Doman Industries 144A 8
3/4s, 2004                         1,050,000         892,500              --              --         275,000         233,750
Georgia Pacific Corp. bonds
7 3/4s, 2029                              --              --       1,570,000       1,470,179         880,000         824,050
Pacifica Papers, Inc. sr.
notes 10s, 2009 (Canada)           1,250,000       1,221,875              --              --         330,000         322,575
Repap New Brunswick sr.
notes 10 5/8s, 2005
(Canada)                           1,175,000       1,069,250              --              --         730,000         664,300
Republic Group, Inc. sr.
sub. notes 9 1/2s, 2008               55,000          48,950              --              --              --              --
Riverwood International
Corp. company guaranty 10
7/8s, 2008                         1,775,000       1,704,000              --              --         455,000         436,800
Riverwood International
Corp. company guaranty 10
1/4s, 2006                           520,000         514,800              --              --         555,000         549,450
Stone Container Corp. sr.
notes 12.58s, 2016                   350,000         371,000              --              --              --              --
Tembec Industries, Inc.
company guaranty 8 5/8s,
2009 (Canada)                             --              --       1,080,000       1,036,800       1,530,000       1,468,800
                                                ------------                    ------------                  --------------
                                                   6,096,228                       3,187,453                       4,592,914

Pharmaceuticals                                          --%                             --%                            0.1%
----------------------------------------------------------------------------------------------------------------------------
ICN Pharmaceuticals, Inc.
144A sr. notes 9 1/4s,
2005                                 265,000         251,750         150,000         142,500         230,000         218,500
ICN Pharmaceuticals, Inc.
144A sr. notes 8 3/4s,
2008                                      --              --         820,000         758,500         670,000         619,750
                                                ------------                    ------------                  --------------
                                                     251,750                         901,000                         838,250

Publishing                                              0.2%                            0.3%                            0.6%
----------------------------------------------------------------------------------------------------------------------------
Affinity Group Holdings sr.
notes 11s, 2007                    1,385,000       1,204,950              --              --         350,000         304,500
American Media Operation,
Inc. sr. sub. notes 10
1/4s, 2009                         1,130,000       1,118,700              --              --         300,000         297,000
Garden State Newspapers,
Inc. sr. sub. notes Ser.
B, 8 3/4s, 2009                    1,175,000       1,022,250              --              --         275,000         239,250
Garden State Newspapers,
Inc. sr. sub. notes 8
5/8s, 2011                           280,000         238,000              --              --          90,000          76,500
Hollinger International
Publishing, Inc. company
guaranty 9 1/4s, 2007                 50,000          46,750         100,000          93,500              --              --
Hollinger International
Publishing, Inc. sr. sub.
notes 9 1/4s, 2006                   100,000          93,500              --              --         150,000         140,250
News America Holdings, Inc.
deb. 7 3/4s, 2045                         --              --         205,000         185,582         425,000         384,744
News America Holdings, Inc.
deb. 7.7s, 2025                           --              --       6,585,000       6,124,445       3,590,000       3,338,915
Perry-Judd company guaranty
10 5/8s, 2007                        615,000         507,375              --              --         130,000         107,250
Von Hoffman Press, Inc.
144A sr. sub. notes 13
1/2s, 2009 (PIK)                     106,425          96,847              --              --          25,306          23,028
Von Hoffman Press, Inc.
144A sr. sub. notes 10
3/8s, 2007                           125,000         116,875              --              --          30,000          28,050
                                                ------------                    ------------                  --------------
                                                   4,445,247                       6,403,527                       4,939,487

Real Estate                                              --%                             --%                            0.1%
----------------------------------------------------------------------------------------------------------------------------
HMH Properties, Inc. sr.
notes Ser. C, 8.45s, 2008                 --              --              --              --          10,000           8,650
Prime Hospitality Corp.
sub. notes 9 3/4s, 2007               95,000          90,488              --              --         125,000         119,063
Tanger Properties, Ltd.
partnership gtd. notes 8
3/4s, 2001                           340,000         336,121         400,000         395,436         290,000         286,691
                                                ------------                    ------------                  --------------
                                                     426,609                         395,436                         414,404

Retail                                                  0.1%                            0.1%                            0.3%
----------------------------------------------------------------------------------------------------------------------------
Amazon.com, Inc. sr. disc.
notes stepped-coupon zero
% (10s, 05/01/03), 2008
(STP)                                     --              --              --              --         350,000         209,125
Federated Department
Stores, Inc. sr. notes 8
1/2s, 2003                                --              --         690,000         706,864         390,000         399,532
Home Interiors & Gifts,
Inc. company guaranty 10
1/8s, 2008                           760,000         608,000              --              --         480,000         384,000
K mart Corp. med. term
notes 8.85s, 2011                    140,000         134,352         350,000         335,881         120,000         115,159
K mart Corp. med. term
notes 8s, 2001                        10,000           9,904         310,000         307,018              --              --
K mart Corp. deb. 7 3/4s,
2012                                  10,000           9,486           5,000           4,743          10,000           9,486
Kasper A.S.L., Ltd. sr.
notes 12 3/4s, 2004                  285,000         156,750              --              --          30,000          16,500
Mothers Work, Inc. sr.
notes 12 5/8s, 2005                       --              --              --              --         330,000         311,850
NBTY, Inc. 144A sr. sub.
notes 8 5/8s, 2007                        --              --              --              --         560,000         478,800
Southland Corp. sr. sub.
deb. 5s, 2003                        135,000         114,750         350,000         297,500         115,000          97,750
William Carter Holdings Co.
sr. sub. notes Ser. A,
12s, 2008                            190,000         173,850              --              --          50,000          45,750
William Carter Holdings Co.
sr. sub. notes Ser. A, 10
3/8s, 2006                           750,000         630,000              --              --         340,000         285,600
Zale Corp. sr. notes Ser.
B, 8 1/2s, 2007                       60,000          57,150         150,000         142,875          50,000          47,625
                                                ------------                    ------------                  --------------
                                                   1,894,242                       1,794,881                       2,401,177

Satellite Services                                      0.1%                             --%                            0.1%
----------------------------------------------------------------------------------------------------------------------------
Echostar DBS Corp. sr.
notes 9 3/8s, 2009                 2,180,000       2,103,700              --              --         750,000         723,750
Golden Sky Systems company
guaranty Ser. B, 12 3/8s,
2006                                 750,000         825,000              --              --         300,000         330,000
Satelites Mexicanos S.A. de
C.V. 144A sr. notes 10
1/8s, 2004 (Mexico)                       --              --              --              --          45,000          37,800
                                                ------------                    ------------                  --------------
                                                   2,928,700                              --                       1,091,550

Specialty Consumer Products                              --%                             --%                             --%
----------------------------------------------------------------------------------------------------------------------------
Decora Industries, Inc. sr.
sec. notes Ser. B, 11s,
2005                                 420,000         222,600              --              --         160,000          84,800

Telecommunications                                      2.5%                            1.0%                            5.1%
----------------------------------------------------------------------------------------------------------------------------
Adelphia Communications
Corp. sr. notes Ser. B, 9
7/8s, 2007                           585,000         567,450              --              --         155,000         150,350
Adelphia Communications
Corp. sr. notes Ser. B, 8
3/8s, 2008                           140,000         124,600              --              --         130,000         115,700
Adelphia Communications
Corp. sr. notes 7 7/8s,
2009                                 440,000         374,000              --              --              --              --
AirTouch Communications,
Inc. notes 7s, 2003                       --              --         910,000         895,413         560,000         551,023
Alamosa PCS Holdings, Inc.
company guaranty
stepped-coupon zero % (12
7/8s, 2/15/05), 2010 (STP)                --              --              --              --         720,000         352,800
Alaska Communications
Systems Corp. company
guaranty 9 3/8s, 2009                     --              --              --              --         500,000         450,000
Allbritton Communications
Co. sr. sub. notes Ser. B,
8 7/8s, 2008                       1,570,000       1,413,000              --              --         520,000         468,000
Allegiance Telecom, Inc.
sr. notes 12 7/8s, 2008               30,000          32,850              --              --          70,000          76,650
BTI Telecom Corp. sr. notes
10 1/2s, 2007                      1,235,000       1,089,888              --              --         390,000         344,175
Barak I.T.C. sr. disc.
notes Ser. B,
stepped-coupon zero % (12
1/2s, 11/15/02), 2007
(Israel) (STP)                       270,000         153,900              --              --          60,000          34,200
Bestel S.A.de C.V. sr.
disc. notes stepped-coupon
zero % (12 3/4s, 5/15/03),
2005 (Mexico) (STP)                  260,000         197,600              --              --          90,000          68,400
Birch Telecommunications,
Inc. sr. notes 14s, 2008             340,000         340,000              --              --         310,000         310,000
Call-Net Enterprises, Inc.
sr. notes 9 3/8s, 2009                    --              --              --              --         320,000         236,800
Call-Net Enterprises, Inc.
sr. disc. notes
stepped-coupon zero %
(9.27s, 8/15/02), 2007
(Canada) (STP)                       430,000         228,975              --              --         310,000         165,075
Call-Net Enterprises, Inc.
sr. disc. notes
stepped-coupon zero %
(8.94s, 8/15/03), 2008
(Canada) (STP)                       620,000         297,600              --              --         160,000          76,800
Call-Net Enterprises, Inc.
sr. notes 8s, 2008
(Canada)                             410,000         302,375              --              --         110,000          81,125
Caprock Communications
Corp. sr. notes 11 1/2s,
2009                                 470,000         455,900              --              --         120,000         116,400
Carrier1 International S.A.
sr. notes Ser. B, 13 1/4s,
2009 (Luxembourg)                    730,000         740,950              --              --         180,000         182,700
CellNet Data Systems, Inc.
sr. disc. notes
stepped-coupon zero %
(14s, 10/1/02), 2007 (STP)         1,420,000         170,400              --              --         375,000          45,000
Clearnet Communications,
Inc. sr. disc. notes
stepped-coupon zero % (14
3/4s, 12/15/00), 2005
(STP)                                810,000         807,975              --              --         130,000         129,675
Colt Telecommunications
Group Plc sr. disc. notes
stepped-coupon zero %,
(12s, 12/15/01), 2006
(United Kingdom) (STP)             1,025,000         894,313              --              --         250,000         218,125
Covad Communications Group,
Inc. sr. disc. notes Ser.
B, stepped-coupon zero %
(13 1/2s, 03/15/03), 2008
(STP)                                     --              --              --              --         330,000         191,400
Covad Communications Group,
Inc. sr. notes 12 1/2s,
2009                               1,450,000       1,334,000              --              --         360,000         331,200
Covad Communications Group,
Inc. 144A sr. notes 12s,
2010                                      --              --              --              --         200,000         176,000
Esprit Telecom Group Plc
sr. notes 11 1/2s, 2007
(United Kingdom)                     600,000         555,000              --              --         160,000         148,000
Exodus Communications, Inc.
sr. notes 11 1/4s, 2008              160,000         160,000              --              --          40,000          40,000
Exodus Communications, Inc.
sr. notes 10 3/4s, 2009              800,000         788,000              --              --         210,000         206,850
Firstworld Communication
Corp. sr. disc. notes
stepped-coupon zero % (13,
4/15/03), 2008 (STP)               1,510,000         732,350              --              --         360,000         174,600
Flag, Ltd. 144A sr. notes 8
1/4s, 2008 (Bermuda)                 120,000         103,800       1,470,000       1,271,550       1,370,000       1,185,050
Focal Communications Corp.
sr. disc. notes, Ser. B,
stepped-coupon zero % (12
1/8s, 2/15/03), 2008 (STP)                --              --              --              --         300,000         195,000
Focal Communications Corp.
144A sr. notes 11 7/8s,
2010                                 550,000         547,250              --              --         150,000         149,250
GST Telecommunications,
Inc. sr. disc. notes
stepped-coupon zero % (10
1/2s, 5/1/03), 2008 (STP)          1,850,000         841,750              --              --         490,000         222,950
Global Crossing Holdings,
Ltd. company guaranty 9
5/8s, 2008                           600,000         579,000       1,530,000       1,476,450       1,240,000       1,196,600
Global Crossing Holdings,
Ltd. 144A sr. notes 9
1/2s, 2009                           620,000         595,200       3,050,000       2,928,000       2,880,000       2,764,800
Global Crossing Holdings,
Ltd. 144A sr. notes 9
1/8s, 2006                                --              --              --              --         500,000         477,500
Gloden Sky DBS, Inc. sr.
disc. notes, Ser. B,
stepped-coupon zero % (13
1/2s, 3/1/04), 2007 (STP)            575,000         385,250              --              --              --              --
Hyperion Telecommunications
Corp., Inc. sr. notes Ser.
B, 12 1/4s, 2004                     100,000         103,000       1,060,000       1,091,800       1,030,000       1,060,900
ICG Communications, Inc.
sr. disc. notes
stepped-coupon zero %
(10s, 2/15/03), 2008 (STP)         2,190,000       1,204,500              --              --       1,280,000         704,000
ICG Holdings, Inc. sr.
disc. notes stepped-coupon
zero % (13 1/2s, 9/15/00),
2005 (Canada) (STP)                  390,000         364,650              --              --          10,000           9,350
ICG Services, Inc. sr.
disc. notes stepped-coupon
zero % (9 7/8s, 5/1/03),
2008 (STP)                           970,000         523,800              --              --         245,000         132,300
Intelcom Group (USA), Inc.
company guaranty
stepped-coupon zero % (12
1/2s, 5/1/01), 2006 (STP)            425,000         346,375              --              --         115,000          93,725
Intermedia Communications,
Inc. sr. notes Ser. B, 8
1/2s, 2008                         1,360,000       1,196,800              --              --              --              --
KMC Telecom Holdings, Inc.
sr. disc. notes
stepped-coupon zero % (12
1/2s, 2/15/03), 2008 (STP)           780,000         409,500              --              --       1,155,000         606,375
KMC Telecomunications, Inc.
sr. notes 13 1/2s, 2009            1,270,000       1,219,200              --              --         360,000         345,600
Knology Holdings, Inc. sr.
disc. notes stepped-coupon
zero %, (11 7/8s,
10/15/02), 2007 (STP)              1,175,000         752,000              --              --         260,000         166,400
L-3 Communications Corp.
144A sr. notes 11s, 2008                  --              --              --              --         930,000         888,150
L-3 Communications Corp.
sr. sub. notes Ser. B, 10
3/8s, 2007                           185,000         183,613              --              --         420,000         416,850
L-3 Communications Corp.
sr. notes 9 1/8s, 2008             2,085,000       1,793,100              --              --         535,000         460,100
L-3 Communications Corp.
sr. sub. notes 8 1/2s,
2008                                 320,000         285,600              --              --          70,000          62,475
L-3 Communications Corp.
company guaranty Ser. B,
8s, 2008                             300,000         258,750              --              --          80,000          69,000
Leap Wireless 144A notes 12
1/2s, 2010                                --              --              --              --         280,000         280,000
Logix Communications
Enterprises sr. notes 12
1/4s, 2008                           480,000         225,600              --              --         120,000          56,400
MCI WorldCom, Inc. sr.
notes 6 1/8s, 2001                        --              --         830,000         817,359              --              --
MGC Communications, Inc.
144A sr. notes 13s, 2010                  --              --              --              --         150,000         146,625
McCaw International Ltd sr.
disc. notes stepped coupon
zero % (13s, 4/15/02),
2007 (STP)                            30,000          21,600              --              --          10,000           7,200
Microcell
Telecommunications sr.
disc. notes, Ser. B,
stepped-coupon zero %
(14s, 12/1/01), 2006
(Canada) (STP)                       850,000         752,250              --              --         510,000         451,350
Millicom International
Cellular S.A. sr. disc.
notes stepped-coupon zero
% (13 1/2s, 6/1/01), 2006
(Luxembourg) (STP)                 1,695,000       1,440,750              --              --         430,000         365,500
Nextel Communications, Inc.
sr. disc. notes
stepped-coupon zero % (12
1/8s, 4/15/03), 2008 (STP)         2,540,000       1,574,800              --              --         630,000         390,600
Nextel Communications, Inc.
sr. notes 12s, 2008                  950,000       1,030,750              --              --         650,000         705,250
Nextel Communications, Inc.
sr. notes 9 3/8s, 2009             2,920,000       2,686,400       2,200,000       2,024,000       2,670,000       2,456,400
Nextel Partners, Inc. 144A
sr. notes 11s, 2010                       --              --              --              --         250,000         242,500
Nextlink Communications,
Inc. 144A sr. disc. notes
stepped-coupon zero % (12
1/8s, 12/1/04), 2009 (STP)                --              --              --              --          40,000          21,600
Nextlink Communications,
Inc. 144A sr. notes 10
1/2s, 2009                                --              --              --              --         220,000         210,100
NorthEast Optic Network,
Inc. sr. notes 12 3/4s,
2008                                 940,000         940,000              --              --         240,000         240,000
NTL, Inc. sr. notes Ser. B,
11 1/2s, 2008 (United
Kingdom)                             480,000         487,200              --              --         330,000         334,950
NTL, Inc. sr. notes Ser. B,
10s, 2007 (United Kingdom)           885,000         862,875              --              --         100,000          97,500
NTL, Inc. sr. notes, Ser.
B, stepped-coupon zero %
(9 3/4s, 4/1/03), 2008
(United Kingdom) (STP)               270,000         171,450              --              --         430,000         273,050
Onepoint Communications,
Inc. company guaranty Ser.
B, 14 1/2s, 2008                     190,000         123,500              --              --          50,000          32,500
Orbital Imaging Corp. sr.
notes Ser. B, 11 5/8s,
2005                                 415,000         282,200              --              --         100,000          68,000
Price Communications
Wireless, Inc. 144A sr.
notes 9 1/8s, 2006                   370,000         366,300       2,820,000       2,791,800       2,690,000       2,663,100
Primus Telecommunications
Group, Inc. sr. notes Ser.
B, 9 7/8s, 2008                      310,000         275,900              --              --          80,000          71,200
Qwest Communications
International, Inc. sr.
disc. notes stepped-coupon
zero % (9.47s, 10/15/02),
2007 (STP)                           225,000         189,234         455,000         382,673         450,000         378,468
Qwest Communications
International, Inc. sr.
disc. notes stepped-coupon
zero % (8.29s, 2/1/03),
2008 (STP)                            15,000          12,030          55,000          44,109          25,000          20,050
Qwest Communications
International, Inc. sr.
notes Ser. B, 7 1/4s, 2008           130,000         127,459         410,000         401,985         130,000         127,459
RCN Corp. sr. disc. notes
stepped-coupon zero %, (11
1/8s, 10/15/02), 2007
(STP)                                160,000         102,400              --              --          35,000          22,400
Rhythms Netconnections,
Inc. 144A sr. notes 14s,
2010                                      --              --              --              --         240,000         208,800
Rogers Cantel, Inc. sr.
sub. notes 8.8s, 2007
(Canada)                             425,000         412,250         950,000         921,500         375,000         363,750
RSL Communications, Ltd.
144A 12 7/8s, 2010                    20,000          19,000              --              --         420,000         399,000
RSL Communications, Ltd.
company guaranty 12 1/4s,
2006                                 490,000         485,100              --              --         123,000         121,770
RSL Communications, Ltd.
144A 10 1/2s, 2008                   360,000         307,800              --              --          90,000          76,950
RSL Communications, Ltd.
company guaranty 9 1/8s,
2008                                 600,000         480,000              --              --         165,000         132,000
Startec Global
Communications Corp. sr.
notes 12s, 2008                      390,000         325,650              --              --          90,000          75,150
TCI Communications, Inc.
sr. notes 8.65s, 2004                     --              --       3,950,000       4,150,068       2,215,000       2,327,190
Telecommunications
Techniques, Inc. company
guaranty 9 3/4s, 2008                700,000         638,750              --              --          60,000          54,750
Telecorp PCS, Inc. company
guaranty stepped-coupon
zero % (11 5/8s, 4/15/04),
2009 (STP)                           720,000         442,800              --              --         180,000         110,700
Telehub Communications
Corp. company guaranty
stepped-coupon zero % (13
7/8s, 7/31/02), 2005 (STP)           290,000          14,500              --              --          80,000           4,000
TeleWest Communications Plc
144A 9 7/8s, 2010                  1,800,000       1,782,000              --              --         680,000         673,200
Teligent, Inc. sr. disc.
Notes, Ser. B,
stepped-coupon zero % (11
1/2s, 3/1/03), 2008 (STP)            520,000         275,600              --              --         140,000          74,200
Teligent, Inc. sr. notes 11
1/2s, 2007                                --              --              --              --          85,000          76,500
Time Warner Telecom, Inc.
sr. notes 9 3/4s, 2008             1,260,000       1,234,800              --              --         340,000         333,200
United Pan-Europe N.V. 144A
senior notes 13.75s, 2005
(Netherlands)                      2,050,000       1,004,500              --              --         490,000         240,100
United Pan-Europe N.V. 144A
senior notes 12.5s, 2009
(Netherlands)                      1,750,000         875,000              --              --         460,000         230,000
United Pan-Europe N.V. 144A
senior notes 10 7/8s, 2009
(Netherlands)                        690,000         634,800              --              --         190,000         174,800
US Unwired, Inc. sr. disc.
notes stepped-coupon zero
% (13 3/8s, 11/1/04), 2009
(STP)                                770,000         411,950              --              --         190,000         101,650
US Xchange LLC sr. notes
15s, 2008                            280,000         168,000              --              --          70,000          42,000
Versatel Telecom B.V. sr.
notes 13 1/4s, 2008
(Netherlands)                        390,000         399,750              --              --         290,000         297,250
Versatel Telecom B.V. sr.
notes 13 1/4s, 2008
(Netherlands)                        180,000         184,500              --              --          40,000          41,000
Viatel, Inc. sr. disc.
notes stepped-coupon zero
% (12 1/2s, 4/15/03), 2008
(STP)                                920,000         515,200              --              --       1,110,000         621,600
Viatel, Inc. sr. notes 11
1/2s, 2009                           753,000         700,290              --              --         178,000         165,540
Viatel, Inc. sr. notes 11
1/4s, 2008                         1,210,000       1,076,900              --              --         280,000         249,200
Voicestream Wire Corp. sr.
disc. notes stepped-coupon
zero % (11 7/8s,
11/15/04), 2009 (STP)                     --              --              --              --         160,000          96,000
Voicestream Wire Corp. 144A
sr. notes 10 3/8s, 2009           $1,480,000       1,472,600              --              --         890,000         885,550
Williams Communications
Group, Inc. sr. notes 10
7/8s, 2009                           470,000         462,950       3,160,000       3,112,600       2,720,000       2,679,200
WinStar Communications,
Inc. sr. sub. notes
stepped-coupon zero %
(15s, 3/1/02), 2007 (STP)            950,000       1,510,500              --              --         215,000         341,850
World Access, Inc. sr.
notes Ser. B, 13 1/4s,
2008                                 220,000         191,400              --              --         440,000         382,800
WorldCom, Inc. sr. notes
6.95s, 2028                               --              --       1,750,000       1,603,245         980,000         897,817
Worldwide Fiber, Inc. sr.
notes 12s, 2009 (Canada)             830,000         780,200              --              --         220,000         206,800
                                                ------------                    ------------                  --------------
                                                  51,933,752                      23,912,552                      38,993,942

Textiles                                                0.1%                             --%                             --%
----------------------------------------------------------------------------------------------------------------------------
Day International Group,
Inc. company guaranty 9
1/2s, 2008                           600,000         504,000              --              --         140,000         117,600
Galey & Lord, Inc. company
guaranty 9 1/8s, 2008                760,000         273,600              --              --         180,000          64,800
Polymer Group, Inc. company
guaranty Ser. B, 9s, 2007            175,000         154,000              --              --          40,000          35,200
Polymer Group, Inc. company
guaranty Ser. B, 8 3/4s,
2008                                 390,000         339,300              --              --          90,000          78,300
                                                ------------                    ------------                  --------------
                                                   1,270,900                              --                         295,900

Transportation                                          0.1%                            0.7%                            1.3%
----------------------------------------------------------------------------------------------------------------------------
Airbus Industries 144A
12.266s, 2020                        200,000         211,410         550,000         581,378         200,000         211,410
Burlington Northern Santa
Fe Corp. notes 6 1/8s,
2009                                      --              --       3,640,000       3,278,839       1,900,000       1,711,482
Calair LLC 144A company
guaranty 8 1/8s, 2008                810,000         699,638       1,970,000       1,701,588       1,460,000       1,261,075
Cathay International, Ltd.
144A sr. notes 13s, 2008
(China)                              740,000         370,000              --              --         180,000          90,000
Continental Airlines, Inc.
sr. notes 9 1/2s, 2001               210,000         210,000         650,000         650,000         250,000         250,000
Continental Airlines, Inc.
pass-through certificates
Ser. 981C, 6.541s, 2009                   --              --       1,978,413       1,880,679       1,241,004       1,179,699
Hermes Europe Railtel 144A
sr. notes 11 1/2s, 2007
(Netherlands)                        120,000         115,200              --              --         300,000         288,000
International Shipholding
Corp. sr. notes 7 3/4s,
2007                                  40,000          34,800          90,000          78,300          30,000          26,100
Kitty Hawk, Inc. company
guaranty 9.95s, 2004                 260,000         239,200              --              --          70,000          64,400
Newport News Shipbuilding
sr. notes 8 5/8s, 2006                40,000          38,900         100,000          97,250              --              --
Northwest Airlines, Inc.
company guaranty 8.52s,
2004                                      --              --       1,100,000       1,012,000         900,000         828,000
TFM S.A. de C.V. company
guaranty stepped-coupon
zero %, (11 3/4s,
6/15/02), 2009 (Mexico)
(STP)                                305,000         216,550              --              --         115,000          81,650
US Air, Inc. pass thru
certificates Ser. 93-A2, 9
5/8s, 2003                           100,000          96,409       1,100,000       1,060,499         400,000         385,636
Union Pacific Corp. notes 7
3/8s, 2009                                --              --       6,530,000       6,355,780       3,645,000       3,547,751
                                                ------------                    ------------                  --------------
                                                   2,232,107                      16,696,313                       9,925,203

Utilities                                               0.1%                            0.6%                            1.4%
----------------------------------------------------------------------------------------------------------------------------
Arizona Public Service Co.
sr. notes 6 3/4s, 2006                    --              --       1,975,000       1,870,819       1,135,000       1,075,129
CMS Energy Corp. pass
through certificates 7s,
2005                                 480,000         438,226         900,000         821,673         460,000         419,966
CMS Energy Corp. sr. notes
Ser. B, 6 3/4s, 2004                      --              --       1,750,000       1,610,000       2,150,000       1,978,000
Calpine Corp. sr. notes 10
1/2s, 2006                           150,000         158,250       1,000,000       1,055,000         250,000         263,750
Calpine Corp. sr. notes 8
3/4s, 2007                           240,000         238,963              --              --          80,000          79,654
Calpine Corp. sr. notes 7
7/8s, 2008                           160,000         150,458         380,000         357,338         170,000         159,862
Calpine Corp. sr. notes 7
3/4s, 2009                           280,000         254,800       2,000,000       1,820,000         665,000         605,150
Cleveland Electric
Illuminating Co. 1st mtge.
Ser. B, 9 1/2s, 2005                  60,000          61,913              --              --         150,000         154,782
GTE Corp. deb. 6.46s, 2008                --              --       1,730,000       1,615,197         980,000         914,967
Jersey Central Power &
Light Co. 1st mtge. med.
term note 6.85s, 2006                     --              --         420,000         407,644         230,000         223,233
Leviathan Gas Corp. company
guaranty Ser. B, 10 3/8s,
2009                                  70,000          71,400         620,000         632,400         650,000         663,000
Midland Funding II Corp.
deb. Ser. B, 13 1/4s, 2006            53,000          62,462         395,000         465,515          80,000          94,282
Midland Funding II Corp.
deb. Ser. A, 11 3/4s, 2005           675,000         731,930       1,400,000       1,518,076       1,390,000       1,507,233
NRG Northeast Generating
Corp. 144A notes 8.065s,
2004                                      --              --       2,580,000       2,584,430       1,170,000       1,172,012
Northeast Utilities System
notes Ser. A, 8.58s, 2006             14,940          14,999          37,349          37,496         180,552         181,265
Northeast Utilities System
notes Ser. B, 8.38s, 2005             82,133          81,831         238,933         238,054         134,400         133,905
Public Service Co. of New
Mexico sr. notes Ser. A,
7.1s, 2005                           395,000         378,521          90,000          86,245         350,000         335,398
Toledo Edison Co. med. term
notes 9.22s, 2021                         --              --              --              --         500,000         526,041
                                                ------------                    ------------                  --------------
                                                   2,643,753                      15,119,887                      10,487,629
                                                ------------                    ------------                  --------------
Total Corporate Bonds and
Notes (cost $184,262,625,
$287,224,584 and
$263,765,939)                                   $170,296,363                    $282,049,530                    $252,392,427
----------------------------------------------------------------------------------------------------------------------------
                                             GROWTH                         BALANCED                      CONSERVATIVE
                                                        5.5%                            2.3%                            6.3%
ASSET-BACKED                       Principal                       Principal                       Principal
SECURITIES (a)                        Amount           Value          Amount           Value          Amount           Value
----------------------------------------------------------------------------------------------------------------------------
Advanta Mortgage Loan Trust
Ser. 97-2, Class A2,
7.05s, 2021                      $        --    $         --    $    307,155    $    305,955   $     295,504    $    294,350
Advanta Mortgage Loan Trust
Ser. 97-4, Class A7,
6.63s, 2029                               --              --       1,515,000       1,463,987       1,275,000       1,232,068
Associates Manufactured
Housing Ser. 96-1, Class
A3, 7s, 2027                              --              --              --              --         263,617         263,452
Capita Equipment
Receivables Trust Ser.
96-1, Class A4, 6.28s,
2000                                      --              --             365             365             288             288
Capital One Master Trust
Ser. 96-2, Class A, 5.98s,
2005                               8,435,000       8,424,456       2,870,000       2,866,413       1,695,000       1,692,881
Chevy Chase Master Credit
Card Trust Ser. 95-C,
Class A, 6.14s, 2006               6,488,000       6,490,011       2,208,000       2,208,684       1,304,000       1,304,404
Contimortgage Home Equity
Loan Trust Ser. 97-1,
Class M2, 7.67s, 2028                     --              --          47,515          23,758              --              --
Discover Card Master Trust
I Ser. 00-3, Class A, 6
1/4s, 2005                        15,000,000      15,000,000       5,000,000       5,000,000       5,000,000       5,000,000
First Plus Ser. 98-A, Class
A, 8 1/2s, 2023                      186,318         139,739         402,278         301,708         618,238         463,678
Fleet Credit Card Master
Trust II Ser. 00-B, Class
A, 6.223s, 2005                   15,000,000      15,000,000       5,000,000       5,000,000       5,000,000       5,000,000
GE Capital Mortgage
Services, Inc. Ser.
96-HE2, Class A4, 7.65s,
2012                                      --              --         430,000         429,463         450,000         449,438
Green Tree Financial Corp.
Ser. 97-2, Class A6,
7.24s, 2028                               --              --       1,385,000       1,373,311       1,425,000       1,412,973
Green Tree Financial Corp.
Ser. 98-2, Class A5,
6.24s, 2016                               --              --       2,070,000       2,020,838       2,135,000       2,084,294
MBNA Master Credit Card
Trust Ser. 96-J, Class A,
6.03s, 2006                       30,000,000      30,018,600      20,000,000      20,012,400      20,000,000      20,012,400
MBNA Master Credit Card
Trust Ser. 98-A, Class A,
5.99s, 2005                        6,646,000       6,643,873       2,263,000       2,262,276       1,336,000       1,335,572
MBNA Master Credit Card
Trust Ser. 96-E, Class A,
5.826s, 2005                      30,000,000      30,030,390      12,000,000      12,015,000       8,000,000       8,010,000
Provident Bank Home Equity
Loan Trust 6.029s, 2029                   --              --         310,243         310,049              --              --
                                                ------------                    ------------                  --------------
Total Asset-Backed
Securities (cost
$111,854,636, $55,815,854
and $48,843,763)                                $111,747,069                     $55,594,207                     $48,555,798

----------------------------------------------------------------------------------------------------------------------------
                                             GROWTH                         BALANCED                      CONSERVATIVE
                                                        0.7%                            1.7%                            3.4%
COLLATERALIZED                     Principal                       Principal                       Principal
MORTGAGE OBLIGATIONS (a)              Amount           Value          Amount           Value          Amount           Value
----------------------------------------------------------------------------------------------------------------------------
CS First Boston Mortgage
Corp. Ser. 99-C1, Class
A2, 7.29s, 2009                  $        --     $        --      $4,637,000     $ 4,548,607     $ 1,995,000     $ 1,956,970
Chase Manhattan Bank Ser.
99-1, Class A1, 7.134s,
2007                                      --              --         722,492         711,513         698,280         687,669
Collateralized Mortgage
Obligation Trust Ser. 64,
Class Z, 9s, 2020                         --              --       1,265,209       1,304,549       1,027,581       1,059,532
Commercial Mortgage Acceptance Corp.
  Ser. 97-ML1, Class D,
  6.977s, 2030                            --              --         110,000         101,681              --              --
  Ser. 97-ML1, Class A3,
  6.57s, 2007                             --              --              --              --         185,000         175,201
  Ser. 98-C2, Class A2,
  6.03s, 2008                             --              --       3,004,000       2,737,512       2,064,000       1,880,901
  Ser. 97-ML1, Interest
Only (IO), 0.558s, 2017                   --              --       6,948,312         317,017       7,381,973         336,803
Commercial Mortgage Asset
Trust Ser. 99-C1, Class
A3, 6.64s, 2010                           --              --       4,790,000       4,483,141       2,430,000       2,274,328
Countrywide Mortgage Backed
Securities, Inc. Ser.
93-C, Class A8, 6 1/2s,
2024                                      --              --         180,000         164,925              --              --
Criimi Mae Commercial
Mortgage Trust Ser. 98-C1,
Class A2, 7s, 2011                        --              --         375,000         326,953         470,000         409,781
DLJ Commercial Mortgage Corp.
  Ser. 99-CG3, Class A1B,
  7.34s, 2009                             --              --         455,000         447,180              --              --
  Ser. 98-CG1, Class A1A,
  6.11s, 2007                             --              --       2,865,171       2,726,389       1,176,894       1,119,888
Deutsche Mortgage & Asset
Receiving Corp. Ser.
98-C1, Class X, IO, 0.86s,
2031                                      --              --       7,342,519         386,630       6,076,568         319,969
Federal National Mortgage Association
  Ser. 276, Class 2, IO, 6
  1/2s, 2024                              --              --         989,472         296,842              --              --
  Ser. 302, Class 2, IO,
  6s, 2029                                --              --          47,240          15,146          44,348          14,219
  Ser. 304, Class 2, IO,
  6s, 2028                                --              --         520,721         149,382              --              --
  Ser. 281, Class 2, IO,
  3.422s, 2026                            --              --         252,196          69,590              --              --
  Ser. 266, Class 2, IO,
  3.401s, 2024                            --              --         536,968         159,916              --              --
  Ser. 252, Class 2, IO,
  3.195s, 2023                            --              --       3,898,571       1,195,156       3,574,526       1,095,816
  Ser. 301, Class 1,
Principal Only (PO), zero
%, 2029                                   --              --         236,984         145,449         123,644          75,886
  Ser. 92-184, Class J, IO,
  11.46s, 2022                            --              --           5,938         234,564           5,279         208,501
  Ser. 92-181, Class PJ,
  IO, 10.07s, 2022                        --              --           4,050         138,925           3,812         130,753
  Ser. 00-4, Class SX,
  6.998s, 2023                            --              --       1,120,000       1,080,800       1,020,000         984,300
  Ser. 97-23, Class SJ,
  5.94s, 2023                             --              --         579,000         129,551              --              --
  Ser. 97-23, Class SH, IO,
  4.74s, 2023                             --              --         548,489         129,580              --              --
  Ser. 97-92, Class SM, IO,
  3.256s, 2022                            --              --       1,825,518         151,176         940,147          77,856
  Ser. 99-51, Class S, IO,
  2.54s, 2029                             --              --       2,097,453         154,032       1,911,837         140,401
Freddie Mac
  Ser. 2113, Class ZM, 6
  1/2s, 2028                              --              --         255,455         218,414         197,881         169,188
  Ser. 1717, Class L, 6
  1/2s, 2024                              --              --          70,210          67,956              --              --
  Ser. 2160, Class D, 6s,
  2025                                    --              --       2,178,793       2,058,194       2,084,063       1,968,707
  Ser. 2182, Class EC, zero
  %, 2025                                 --              --         102,699          76,896              --              --
Freddie Mac Strip
  Ser. 2028, Class SG, IO,
  6.78s, 2023                             --              --       1,324,000         635,520       1,035,000         496,800
  Ser. 2191, Class MS, IO,
  2.619s, 2027                            --              --         340,195          17,754              --              --
  Ser. 202, Class PO, zero
  %, 2029                                 --              --         159,005          97,142              --              --
  Ser. 180, PO, zero %,
  2026                                    --              --          89,525          61,045         114,081          77,789
GE Capital Mortgage
Services, Inc. Ser. 98-11,
Class 2A4, 6 3/4s, 2028                   --              --          75,000          69,516              --              --
GMAC Commercial Mortgage
Securities Inc. 6.175s,
2033                                      --              --       3,595,000       3,281,421       1,950,000       1,779,908
Government National Mortgage Association
  Ser. 00-17, Class SB,
  13.2s, 2026                             --              --         971,497         940,834         500,079         484,295
  Ser. 00-16, Class S.A.,
  11.663s, 2026                           --              --       1,696,355       1,482,190              --              --
  Ser. 99-25, Class QA,
  9.345s, 2026                            --              --              --              --         539,038         449,760
  Ser. 1998-2, Class SA,
  IO, 2.039s, 2028                        --              --         383,894          23,154              --              --
  Ser. 1999-46, Class SQ,
  IO, 1.968s, 2027                        --              --       1,802,071          92,356              --              --
Merrill Lynch Mortgage Investors, Inc.
  Ser. 1995-C3, Class D,
  7.782s, 2025                            --              --          75,000          73,348              --              --
  Ser. 96-C2, Class E,
  6.96s, 2028                             --              --          65,000          56,388              --              --
  Ser. 98-C2, Class A1,
  6.22s, 2030                             --              --         601,825         579,069         529,776         509,744
  Ser. 1996-C2, IO,
  1.5467s, 2028                           --              --       2,454,381         163,753         889,131          59,322
  Ser. 98-C2, Class IO,
  1.076s, 2030                            --              --       8,571,214         598,646       4,387,185         306,417
Morgan Stanley Capital I
  Ser. 98-WF1, Class A2,
  6.55s, 2007                             --              --       1,590,000       1,499,569         865,000         815,803
  Ser. 98-XL1, Class A3,
  6.48s, 2030                             --              --          65,000          60,775              --              --
  Ser. 98-HF1, Class A1,
  6.19s, 2007                             --              --         517,045         495,798         430,871         413,165
Mortgage Capital Funding, Inc.
  Ser. 98-MC1, Class A1,
  6.417s, 2007                            --              --         532,139         512,059         505,968         486,876
  Ser. 97-MC2, Class X, IO,
  0.817s, 2012                            --              --         516,908          34,326              --              --
  Ser. 98-MC1, Class X, IO,
  0.493s, 2009                            --              --      12,465,985         458,709      11,497,659         423,078
PNC Mortgage Securities
Corp. Ser. 97-6, Class A2,
6.6s, 2027                                --              --          97,471          96,253              --              --
Prudential Home Mortgage
Securities Ser. 93-57,
Class A4, 5.9s, 2023                      --              --           9,552           9,361              --              --
Washington Mutual Ser.
00-1, Class A1, 6.403s,
2024                              15,000,000      15,000,000       5,000,000       5,000,000       5,000,000       5,000,000
                                                ------------                    ------------                  --------------
Total Collateralized
Mortgage Obligations (cost
$15,000,000, $40,910,081
and $26,500,956)                                 $15,000,000                     $41,066,652                     $26,389,626

----------------------------------------------------------------------------------------------------------------------------
                                             GROWTH                         BALANCED                      CONSERVATIVE
                                                        0.6%                            0.1%                            0.6%
PREFERRED STOCKS (a)                  Shares           Value          Shares           Value          Shares           Value
----------------------------------------------------------------------------------------------------------------------------
AmeriKing, Inc. $3.25 pfd.
(PIK)                                  8,523     $    93,753             178     $     1,958              --     $        --
CSC Holdings, Inc. Ser. M,
$11.125 cum. pfd. (PIK)                6,280         679,810              --              --             830          89,848
California Federal Bancorp,
Inc. Ser. A, $2.281 pfd.               8,100         188,325          20,300         471,975          17,000         395,250
Citadel Broadcasting, Inc.
144A $13.25 cum. pfd.
(PIK)                                  4,876         544,893              --              --           1,117         124,825
Concentric Network Corp.
Ser. B, $13.50 pfd. (PIK)                302         307,474               8           8,145              74          75,341
Dobson Communications Corp.
$13.00 pfd. (PIK)                      1,066       1,129,960              --              --             384         407,040
Dobson Communications Corp.
144A $12.25 pfd. (PIK)                   394         382,180              --              --              --              --
Fresenius Medical Capital
Trust I Ser. D, 9.00%
company guaranty, pfd.
(Germany)                              1,030         975,925           1,380       1,307,550           1,610       1,525,475
Fresenius Medical Capital
Trust II 7.875% company
guaranty, pfd. (Germany)                   5           4,500           1,000         900,000             710         639,000
Global Crossing Holdings
144A $10.50 pfd. (PIK)                 9,780         958,440              --              --           2,360         231,280
Intermedia Communication
Ser. B, $13.50 pfd. (PIK)              1,068       1,019,940              --              --             276         263,580
Marschollek,
Lautenschlaeger und
Partner AG $3.05 pfd.
(Germany)                              5,853       3,471,151              --              --              --              --
Nextel Communications, Inc.
Ser. D, 13.00% cum. pfd.
(PIK)                                    234         248,040              --              --              50          53,000
Nextel Communications, Inc.
Ser. E, $11.125 pfd. (PIK)                 5           4,800              --              --               2           1,920
Nextlink Communications,
Inc. 144A $7.00 cum. pfd.
(PIK)                                  1,142          57,100              --              --             116           5,800
Paxson Communications Corp.
$12.50 pfd. (PIK)                          6           6,210              --              --              --              --
Paxson Communications Corp.
13.25% cum. pfd. (PIK)                    95         973,750              --              --              22         225,500
Public Service Co. of New
Hampshire 1st mtge. $2.651
pfd.                                   1,160          29,000           6,314         157,850           1,160          29,000
R& B Falcon Corp. $13.875
pfd. (PIK)                               176         195,360             410         455,100             165         183,150
WinStar Communications,
Inc. 144A $14.25 cum. pfd.
(PIK)                                    480         648,000              --              --             120         162,000
                                                ------------                    ------------                  --------------
Total Preferred Stocks
(cost $11,418,209,
$3,465,813 and $4,464,067)                       $11,918,611                      $3,302,578                      $4,412,009

----------------------------------------------------------------------------------------------------------------------------
                                             GROWTH                         BALANCED                      CONSERVATIVE
                                                        0.1%                            0.1%                             --%
                                   Number of                       Number of                       Number of
UNITS (a)                              Units           Value           Units           Value           Units           Value
----------------------------------------------------------------------------------------------------------------------------
Nippon Television Network
Corp. Warrants expiration
8/04/00 (issued by Lehman
Brothers Finance S.A.)
(Japan)                                   --     $        --             220      $  303,763              --      $       --
Pohang Iron & Steel Co.,
Ltd.D Structured Note
(issued by Merrill Lynch &
Co., Inc), 3.00%, 2000
(South Korea)                          1,800         177,066           1,600         157,392              --              --
Pohang Iron & Steel Co.,
Ltd. Structured Note
(issued by UBS AG),
3.00%, 2000 (South Korea)                 --              --           2,200         220,802              --              --
Tokyo Broadcasting System,
Inc. Structured Note
(issued by UBS AG),
3.15%, 2000 (Japan)                   22,100         878,868          39,000       1,550,944           5,000$        198,839
Tokyo Broadcasting System,
Inc. Call Warrants
expiration 11/17/00
(issued by Lehman Brothers
Finance S.A.) (Japan)                    600          23,172              --              --              --              --
WIPRO, Ltd. Structured
Notes (issued by The
Goldman Sachs Group,
Inc.), zero %, 2001
(India)                                8,000       1,007,200              --              --              --              --
                                                ------------                    ------------                  --------------
Total Units (cost
$2,579,369, $1,633,192 and
$140,901)                                         $2,086,306                      $2,232,901                        $198,839




----------------------------------------------------------------------------------------------------------------------------
                                                GROWTH                        BALANCED                    CONSERVATIVE
                                                          0.1%                           --%                            0.1%
                           Expiration     Number of                   Number of                     Number of
WARRANTS (a) (NON)            Date        Warrants       Value         Warrants        Value        Warrants           Value
----------------------------------------------------------------------------------------------------------------------------
Anker Coal Group, Inc.
144A                        10/28/09         32   $        --            --       $      --               7         $    --
Bestel S.A. (Mexico)         5/15/05        260        28,600            --              --              90           9,900
Birch Telecommunications,
Inc. 144A (PIK)              6/15/08        340        18,700            --              --              80           4,400
Cellnet Data Systems, Inc.   10/1/07        995            --            --              --             210              --
Club Regina, Inc. 144A       12/1/04        195             2            --              --              40              --
Diva Systems Corp.           5/15/06        295       118,000            --              --              75          30,000
Diva Systems Corp.            3/1/08      5,157       123,768            --              --           1,209          29,016
Epic Resorts                 6/15/05         --            --            --              --              80               1
Esat Holdings, Inc.
(Ireland)                     2/1/07        280        63,000            --              --              65          14,625
Firstworld Communication     4/15/08      1,510       264,250            --              --             360          63,000
Globalstar
Telecommunications           2/15/04        400         2,000            --              --              90             450
ICG Communications          10/15/05      1,287        32,175            --              --             330           8,250
Interact Systems, Inc.        8/1/03        400             4            --              --              90               1
Interact Systems, Inc.
144A                        12/15/09        400             4            --              --              90               1
International Wireless
Communications Holdings
144A                         8/15/01        155            --            --              --              40              --
KMC Telecom Holdings, Inc.   4/15/08        700         2,450            --              --             175             613
Knology Holdings            10/22/07      1,005         3,266            --              --             210             683
McCaw International, Ltd.    4/15/07         30           135            --              --              10              45
Mediq, Inc. 144A              6/1/09        410             4            --              --             100               1
Network Plus Corp.           2/19/09        465       306,900            --              --             163         107,580
Onepoint Communications,
Inc.                          6/1/08        190         3,800            --              --              50           1,000
Orbital Imaging Corp.
144A                          3/1/05        415         8,300            --              --             100           2,000
Paxson Communications Corp.
144A                         6/30/03        960         2,880            --              --             320             960
Powertel, Inc.                2/1/06      1,600        16,000            --              --              --              --
R&B Falcon Corp. 144A         5/1/09        530       185,500            --              --             150          52,500
Startec Global
Communications Corp.         5/15/08        390         7,098            --              --              90           1,638
Sterling Chemicals Holdings  8/15/08        145         2,610            --              --              30             540
Telehub Communications
Corp.                        7/31/05        290           145            --              --              80              40
UIH Australia/Pacific, Inc.
144A                         5/15/06        610        18,300            --              --             200           6,000
Versatel Telecom B.V. 144A
(Netherlands)                5/15/08        570       342,000            --              --             130          78,000
Verwaltungs-und Privat-Bank
AG                            4/3/00        240         2,537            --              --              --              --
Wireless One, Inc.          10/19/00      1,500             2            --              --             375              --
                                                 ------------                  ------------                  --------------
Total Warrants (cost
$1,347,194, $0 and
$179,205)                                          $1,552,430                           $--                        $411,244

----------------------------------------------------------------------------------------------------------------------------
                                                GROWTH                        BALANCED                    CONSERVATIVE
                                                        0.1%                            1.7%                            3.9%
CONVERTIBLE                        Number of                       Number of                       Number of
PREFERRED STOCKS (a)                  Shares           Value          Shares           Value          Shares           Value
----------------------------------------------------------------------------------------------------------------------------
AES Trust II $3.38 cv. pfd.               --       $      --          16,200    $  1,024,650          12,800       $ 809,600
Adelphia Communications
Corp. Ser. D, $5.50 cv.
pfd.                                      --              --           1,600         243,600           1,100         167,475
Alkermes, Inc. $3.25s, cv.
pfd.                                      --              --           1,600         252,600           1,100         173,663
Alliant Energy 144A $7.25,
cv. pfd.                                  --              --          10,900         923,775           7,400         627,150
American General Delaware
Corp. $3.00 cv. cum. pfd.                 --              --          10,900         771,175           7,400         523,550
American Heritage Life
Investment Corp. $4.25 cv.
pfd.                                      --              --           2,900         244,325           2,000         168,500
Apache Corp. $2.015 c.v.
pfd.                                      --              --          16,800         747,600          11,300         502,850
Biovail Corp. $3.375 cv.
pfd.                                      --              --           3,643         168,489           2,396         110,815
CNB Capital Trust I $1.50
cum. cv. pfd.                             --              --          14,900         471,213          10,100         319,413
CNF Trust I Ser. A, $2.50
cv. cum. pfd.                             --              --          15,000         626,250          10,100         421,675
CVS Auto Exchange $6.00 cv.
pfd.                                      --              --           3,000         204,750           4,100         279,825
Calpine Corp. 144A $5.50,
cv. pfd.                                  --              --           7,400         410,700           5,100         283,050
Canadian National Railway
Co.$ 2.625 cv. pfd.
(Canada)                                  --              --           2,100          88,725           4,000         169,000
Carriage Services Capital
Trust $3.50 cv. pfd.                      --              --              --              --           1,500          37,500
Cephalon, Inc. $3.63 cv.
pfd.                                      --              --             623          67,284             412          44,496
Chesapeake Energy Corp.
$3.50 cum. cv. pfd.                    2,530          94,243              --              --             600          22,350
Coastal Corp. $1.656 c.v.
pfd.                                      --              --           9,900         263,588           6,700         178,388
Comcast Corp. $2.00, cv.
pfd.                                      --              --           5,600         706,300           3,800         479,275
Comcast Corp. $2.00, cv.
pfd.                                      --              --           3,400         427,550           2,300         289,225
Cox Communications, Inc.
$3.50 c.v. pfd.                           --              --           8,400         543,900           7,600         492,100
Cox Communications, Inc.
$7.75, cv. pfd.                           --              --          15,600       1,887,600          14,400       1,742,400
DECS Trust VI $6.25, cv.
pfd.                                      --              --           9,200         782,000           4,800         408,000
DIMON, Inc. $2.00 cv. pfd.                --              --          21,500          72,563           7,900          26,663
Decs Trust IV $0.91 cv.
pfd.                                      --              --           6,100          70,913           4,100          47,663
Dollar General Strypes
Trust $3.352 cv. pfd.                     --              --           5,800         221,850           3,900         149,175
El Paso Energy Capital
Trust $2.375 cv. pfd.                     --              --           6,600         336,600           4,400         224,400
Emmis Broadcasting Corp.
Ser. A, $3.13 cv. pfd.                    --              --           4,800         309,600           3,300         212,850
Equity Residential Property
Ser. E, $1.75 cv. pfd.                    --              --          13,600         307,700           9,200         208,150
Estee Lauder Aces TR II
$5.41 cv. pfd.                            --              --           4,600         417,450           5,100         462,825
Evi, Inc. $2.50 cum. cv.
pfd.                                      --              --          11,500         552,000           7,900         379,200
Federal-Mogul Financial
Trust $3.50 cum. cv. pfd.                 --              --           5,400         157,275           3,800         110,675
Finova Finance Trust $2.75
cv. cum. pfd.                             --              --           2,900          97,875           2,000          67,500
Georgia Pacific Group $3.75
c.v. pfd.                                 --              --           8,500         364,438           5,700         244,388
Global Crossing 144A
$6.375, cv. pfd.                          --              --           6,100         682,438           7,100         794,313
Global TeleSystems Group,
Inc. $3.63 cv. pfd.                       --              --           4,600         173,066           3,600         135,443
Hanover Compressor $3.625
cv. pfd.                                  --              --           1,900         164,350           1,300         112,450
Houston Industries, Inc.
$3.22 cv. pfd                             --              --          20,842       3,423,299          13,700       2,250,225
Inrernational Paper Co.
$2.625 cv. pfd.                           --              --          18,700         848,513          12,600         571,725
Interact Electronic $14.00
cv. pfd                                  400             400              --              --              90              90
K mart Financing I $3.875
cum. cv. pfd.                             --              --          18,900         793,800          12,800         537,600
KN Energy, Inc. $3.55 cv.
pfd.                                      --              --          12,000         586,500           8,000         391,000
Kerr-McGee Corp. $1.825
c.v. pfd.                                 --              --           5,000         225,000           3,300         148,500
Kinam Gold, Inc. Ser. B,
$3.75 cv. cum. pfd.                       --              --           7,800         200,850           5,200         133,900
Lernout & Hauspie Speech
Products N.V. 144A $2.375
cv. pfd                                   --              --              --              --           3,400         316,625
Lincoln National Corp.
$0.463 cv. cum. pfd.                      --              --          46,300         775,525          31,000         519,250
MGC Communications, Inc.
Ser. D, $3.625 cv. pfd.
(PIK)                                     --              --           1,400          86,450           1,000          61,750
MediaOne Group, Inc. $6.25
cv. pfd.                                  --              --          26,900       3,187,650          14,700       1,741,950
Metromedia International
Group, Inc. $3.625 cv.
cum. pfd.                                 --              --          11,400         336,300           7,700         227,150
Monsanto Co. $2.60 cv. pfd.               --              --          15,022         666,601           9,821         435,807
NBC Internet, Inc. 7.25%,
cv. pfd.                                  --              --           1,000          49,625             700          34,738
Newell Financial Trust I
$2.625 cv. cum. pfd.                      --              --          12,300         441,263           8,300         297,763
Newfield Exploration Co.
$3.25 c.v. pfd.                           --              --           3,700         198,413           2,500         134,063
Nextlink Communications
$3.25 cv. pfd.                            --              --           1,983         563,420           1,315         373,624
NiSource, Inc. $3.875 c.v.
pfd.                                      --              --           5,000         173,750           3,400         118,150
Omnipoint Corp. $3.50 cv.
pfd.                                      --              --           3,700         686,350           2,500         463,750
Owens & Minor Trust I 144A
Ser. A, $2.688 cv. cum.
pfd.                                      --              --          14,200         445,525           9,700         304,338
Owens-Illinois, Inc. $2.375
cv.pfd.                                   --              --          12,300         309,038           8,300         208,538
PSINet, Inc. Ser. C, $3.38
cv. pfd.                                  --              --           3,200         194,800           4,800         292,200
Paxson Communications Corp.
144A $9.75 cv. pfd. (PIK)                 30         276,000              --              --              10          92,000
Pegasus Communications
Corp. 144A 6.50%, cv. pfd.                --              --           4,000         493,000           2,800         345,100
Pentamedia Graphics cv.
pfd. 6.673% (India)                    8,792         254,264              --              --              --              --
Philadelphia Consolidated
Holding Corp. $7.00 c.v.
pfd.                                      --              --          64,900         470,525          33,800         245,050
Pioneer Standard
Electronics, Inc. 144A
$3.375 cv. pfd.                           --              --           3,200         177,600           2,000         111,000
Pogo Producing Co. Ser. A,
$3.25 c.v. pfd.                           --              --           3,200         206,400           2,900         187,050
Protective Life Corp. $3.25
cv. cum. pfd.                             --              --           4,800         250,200           2,500         130,313
PsiNet, Inc. 144A $3.50 cv.
pfd.                                      --              --           9,300         388,275           6,200         258,850
Qwest Trends Trust 144A
$5.75 cv. pfd.                            --              --           4,500         356,063           3,600         284,850
Ralston Purina Co. $4.336
cv. pfd.                                  --              --           5,300         160,325           3,600         108,900
Readers Digest $0.453 cv.
pfd.                                      --              --           6,900         219,075           4,600         146,050
Seagram Co., Ltd. $3.76
c.v. pfd. (Canada)                        --              --           4,800         266,400           3,300         183,150
Sealed Air Corp. Ser. A,
$2.00 cv.pfd.                             --              --          26,500       1,338,250          14,400         727,200
Sinclair Broadcast Group,
Inc. $3.00 cv. pfd.                       --              --           6,900         194,063           4,600         129,375
Software Solution
Integrated 144A zero % cv.
pfd.                                   7,304         742,379              --              --              --              --
Sovereign Bancorp, Inc.
7.50%, cv. pfd.                           --              --           6,100         297,375           4,100         199,875
Suiza Capital Trust II
$2.75 cv. pfd.                            --              --           7,500         257,813           5,100         175,313
TCI Pacific Comm $5.00 cv.
pfd.                                      --              --           4,357       1,556,538           2,849       1,017,805
Texas Utilities Co. $0.205
cv. pfd.                                  --              --           5,300         178,875           3,600         121,500
Texas Utilities Co. $4.625
cv. pfd.                                  --              --           5,300         206,700           3,600         140,400
Titan Corp. 144A 5.75%, cv.
pfd.                                      --              --           3,000         180,750           2,000         120,500
Tosco Financing Trust
$2.875 cv. pfd.                           --              --           4,000         197,000           2,500         123,125
Tower Automotive Capital
Trust $3.375 cv. pfd.                     --              --           8,600         313,900           5,900         215,350
Tribune Co. $2.00 cv. pfd.                --              --          12,800       1,835,200           9,400       1,347,725
Union Pacific Capital Trust
$3.125 cum. cv. pfd.                      --              --          15,700         629,963          10,400         417,300
Union Planters Corp. Ser.
E, $2.00 cv. cum. pfd.                    --              --           8,500         325,125           5,700         218,025
United Global
Communications Ser. D,
$3.50 cv. pfd.                            --              --           5,800         394,400           3,900         265,200
Unocal Capital Trust $3.125
cv. cum. pfd.                             --              --          21,500         929,875          14,600         631,450
Verio, Inc. Ser. A, $3.375
cv. pfd.                                  --              --           3,400         188,275           2,300         127,363
Vornado Realty Trust Ser.
A, $3.25 cv. cum. pfd.                    --              --           5,100         236,513           3,400         157,675
Wendy's Financing Ser. A,
$2.50 cv. pfd.                            --              --           4,500         210,938           3,100         145,313
WinStar Communications,
Inc. $3.50 cv. pfd.                       --              --           6,626         616,209           4,395         408,728
World Access, Inc. 4.50%,
cv. pfd.                                 106         109,180              --              --              27          27,810
XM Satellite Radio Holdings
Ser. B, $4.125s, cv. pfd.                 --              --             992          53,320             655          35,206
                                                ------------                    ------------                  --------------
Total Convertible Preferred
Stocks (cost $2,015,824,
$40,614,856 and
$28,727,541)                                      $1,476,466                     $42,105,809                     $29,833,282
----------------------------------------------------------------------------------------------------------------------------
                                                GROWTH                        BALANCED                    CONSERVATIVE
                                                         --%                            3.0%                            5.7%
CONVERTIBLE BONDS                  Principal                       Principal                       Principal
AND NOTES (a)                         Amount           Value          Amount           Value          Amount           Value
----------------------------------------------------------------------------------------------------------------------------
ADT Operations, Inc. cv.
sub. notes zero %, 2010            $      --      $       --      $  300,000      $  826,125      $  200,000     $   550,750
ASM Lithography Holdings
144A cv. bonds 4 1/4s,
2004 (Netherlands)                        --              --         300,000         349,500         200,000         233,000
Advanced Energy Industries,
Inc. cv. sub. notes 5
1/4s, 2006                                --              --         200,000         244,000         200,000         244,000
Aether Systems, Inc. cv.
sub. notes 6s, 2005                       --              --         220,000         206,525         140,000         131,425
Affymetrix, Inc. 144A cv.
sub. notes 4 3/4s, 2007                   --              --         100,000          68,250         100,000          68,250
Alexion Pharmaceuticals,
Inc. 144A cv. sub. notes 5
3/4s, 2007                                --              --         178,000         139,953         118,000          92,778
Alkermes, Inc. 144A cv.
sub. notes 3 3/4s, 2007                   --              --         200,000         165,000         200,000         165,000
Alza Corp. cv. sub. Liquid
Yield Option Notes (LYON)
zero %, 2014                              --              --       1,000,000         517,500         500,000         258,750
Amazon.com, Inc. cv. sub.
deb. 4 3/4s, 2009                         --              --       1,100,000       1,072,500         700,000         682,500
America Online, Inc. cv.
sub. notes 4s, 2002                       --              --         200,000       2,080,750              --              --
America Online, Inc. cv.
sub. notes zero %, 2019                   --              --         300,000         164,625       1,100,000         603,625
American Tower Corp. 144A
cv. notes 5s, 2010                        --              --       1,100,000       1,226,500         700,000         780,500
Amkor Technology, Inc. 144A
cv. sub. notes 5s, 2007                   --              --         320,000         346,800         220,000         238,425
Anadarko Petroleum Corp.
cv. sub. notes zero %,
2020                                      --              --         870,000         474,150         570,000         310,650
Ann Taylor Stores Corp. cv.
company guaranty 0.55s,
2019                                      --              --         400,000         172,500         400,000         172,500
Aspen Technology, Inc. cv.
sub. deb. 5 1/4s, 2005                    --              --              --              --         200,000         187,500
Athena Neurosciences, Inc.
cv. notes 4 3/4s, 2004                    --              --         800,000       1,095,000         500,000         684,375
Atlantic Coast Airlines,
Inc. cv. sub. notes 7s,
2004                                      --              --         200,000         574,000              --              --
Automatic Data Processing
cv. deb. zero %, 2012                     --              --         300,000         378,000         200,000         252,000
BEA Systems, Inc. 144A cv.
sub. notes 4s, 2006                       --              --         405,000         505,238         266,000         331,835
Benchmark Electronics, Inc.
144A cv. sub. notes 6s,
2006                                      --              --         500,000         535,625         300,000         321,375
Berkshire Hathaway, Inc.
cv. sr. notes 1s, 2001                    --              --         149,000         399,134          99,000         265,196
Burr-Brown Corp. 144A cv.
sub. notes 4 1/4s, 2007                   --              --         180,000         200,925          60,000          66,975
C.V. Therapeutics 144A cv.
sub. notes 4 3/4s, 2007                   --              --         148,000         121,915          96,000          79,080
Cedant Corp. cv. sub. notes
3s, 2002                                  --              --       1,000,000         931,250         500,000         465,625
Centocor, Inc. cv. sub.
deb. 4 3/4s, 2005                         --              --         500,000         551,875         550,000         607,063
CheckFree Holdings Corp.
144A cv. sub. notes 6
1/2s, 2006                                --              --         400,000         444,500         200,000         222,250
Clear Channel
Communications, Inc. cv.
sr. notes 1 1/2s, 2002                    --              --       1,100,000       1,021,625         500,000         464,375
Commscope, Inc. cv. sub.
notes 4s, 2006                            --              --         300,000         358,125         200,000         238,750
Comverse Technology, Inc.
cv. sub. deb. 4 1/2s, 2005                --              --         200,000         874,000              --              --
Conexant Systems, Inc. 144A
cv. sub. notes 4s, 2007                   --              --         200,000         181,750         200,000         181,750
Conexant Systems, Inc. cv.
sub. notes 4 1/4s, 2006                   --              --         200,000         637,000         200,000         637,000
Cor Therapeutics, Inc. 144A
cv. notes 5s, 2007                        --              --         190,000         221,113         130,000         151,288
Corecomm, Ltd. cv. sub.
notes 6s, 2006                            --              --         300,000         526,125         200,000         350,750
Costco Cos, Inc. cv. sub.
notes zero %, 2017                        --              --         700,000         848,750         500,000         606,250
Credence Systems Corp. cv.
sub. notes 5 1/4s, 2002                   --              --         500,000         922,500         300,000         553,500
Critical Path, Inc. 144A
cv. bonds 5 3/4s, 2005                    --              --         120,000         120,900          80,000          80,600
Cypress Semiconductor Corp.
cv. sub. notes 4s, 2005                   --              --         300,000         374,625         300,000         374,625
Devon Energy Corp. cv. deb.
4.95s, 2008                               --              --       1,200,000       1,201,500         900,000         901,125
Diamond Offshore Drilling,
Inc. cv. sub. notes 3
3/4s, 2007                                --              --         900,000       1,026,000         700,000         798,000
Digital Island, Inc. cv.
bonds 6s, 2005                            --              --         330,000         228,525         210,000         145,425
Doubleclick, Inc. cv. sub.
notes 4 3/4s, 2006                        --              --         200,000         459,500              --              --
E(a)Trade Group, Inc. 144A
cv. sub. notes 6s, 2007                   --              --         313,000         435,853         206,000         286,855
EMC Corp. cv. sub. notes
6s, 2004                                  --              --         146,000         220,460          95,000         143,450
EarthWeb, Inc. 144A cv.
sub. notes 7s, 2005                       --              --         200,000         149,000              --              --
Echostar Communications
Corp. 144A cv. sub. notes
4 7/8s, 2007                              --              --         800,000       1,382,000         500,000         863,750
Efficient Networks, Inc.
144A cv. sub. notes 5s,
2005                                      --              --         220,000         223,575         160,000         162,600
Exodus Communications, Inc.
144A cv. sub. notes 4
3/4s, 2008                                --              --         500,000       1,030,000         400,000         824,000
Exodus Communications, Inc.
cv. sub. notes 4 3/4s,
2008                                      --              --         800,000       1,648,000         500,000       1,030,000
GST Telecommunications,
Inc. 144A cv. sr. disc.
notes stepped-coupon zero
%, (13 7/8s, 12/15/00),
2005 (STP)                            80,000          62,400              --              --          17,000          13,260
Genzyme Corp. cv. sub.
notes 5 1/4s, 2005                        --              --         200,000         286,250              --              --
Getty Images, Inc. 144A cv.
sub. notes 5s, 2007                       --              --         350,000         282,625         230,000         185,725
Gilat Satellite Networks,
Ltd. cv. notes 6 1/2s,
2004 (Israel)                             --              --         200,000         556,250         200,000         556,250
HEALTHSOUTH Corp. cv. sub.
deb. 3 1/4s, 2003                    110,000          85,938         270,000         210,938         100,000          78,125
Hewlett-Packard Co. cv.
sub. notes zero %, 2017                   --              --       1,522,000       1,147,208       1,006,000         758,273
Human Genome Sciences, Inc.
144A cv. sub. notes 3
3/4s, 2007                                --              --         430,000         258,000         290,000         174,000
I2 Technologies, Inc. 144A
cv. sub. notes 5 1/4s,
2006                                      --              --         300,000         518,625         200,000         345,750
IDEC Pharmaceuticals Corp.
cv. sub. notes zero %,
2019                                      --              --          80,000         106,200          53,000          70,358
iBasis, Inc. cv. sub. notes
5 3/4s, 2005                              --              --         246,000         161,130         162,000         106,110
Imclone Systems, Inc 144A
cv. sub. notes 5 1/2s,
2005                                      --              --         104,000          88,920          69,000          58,995
Inco, Ltd. cv. deb. 5 3/4s,
2004 (Canada)                             --              --         300,000         279,000         200,000         186,000
Inhale Therapeutic Systems
144A cv. sub. notes 5s,
2007                                      --              --         116,000         122,960          77,000          81,620
Integrated Device
Technology, Inc. cv. sub.
notes 5 1/2s, 2002                        --              --         444,000         613,275         294,000         406,088
Internet Capital Group,
Inc. cv. sub. notes 5
1/2s, 2004                                --              --         300,000         265,125         200,000         176,750
Interpublic Group Cos. cv.
sub. notes 1.8s, 2004                     --              --         500,000         645,625         300,000         387,375
Invitrogen Corp. 144A cv.
sub. notes 5 1/2s, 2007                   --              --         140,000         112,525          90,000          72,338
Jacor Communications, Inc.
cv. sr. notes zero %, 2011                --              --         418,000         449,873         276,000         297,045
Juniper Networks, Inc. cv.
sub. notes 4 3/4s, 2007                   --              --         650,000         648,781         430,000         429,194
Kent Electronics Corp. cv.
sub. notes 4 1/2s, 2004                   --              --         200,000         176,000         200,000         176,000
Kerr-McGee Corp. cv. sub.
deb. 5 1/4s, 2010                         --              --         200,000         230,000         200,000         230,000
Kulicke & Soffa Industries,
Inc. 144A cv. sub. notes 4
3/4s, 2006                                --              --         300,000         458,625         200,000         305,750
LSI Logic Corp. cv. sub.
notes 4 1/4s, 2004                        --              --         275,000       1,265,688         200,000         920,500
Lam Research Corp. cv. sub.
notes 5s, 2002                            --              --         500,000         810,000         400,000         648,000
Lennar Corp. cv. deb. zero
%, 2018                                   --              --         440,000         179,300         288,000         117,360
Level 3 Communication, Inc.
cv. sub. deb. 6s, 2010                    --              --         590,000         583,363         390,000         385,613
Level 3 Communication, Inc.
cv. sub. notes 6s, 2009                   --              --         200,000         344,500         200,000         344,500
Level One Communications,
Inc. cv. sub. notes 4s,
2004                                      --              --         300,000       1,284,375              --              --
Liberty Media Group 144A
cv. deb. 3 3/4s, 2030                     --              --         600,000         707,250         200,000         235,750
Liberty Media Group cv.
mortgage-backed 4s, 2029                  --              --         500,000         769,375         300,000         461,625
Magna International cv.
sub. deb. 5s, 2002                        --              --         800,000         760,000         500,000         475,000
Michaels Stores, Inc. cv.
sub. notes 6 3/4s, 2003                   --              --         200,000         223,000         200,000         223,000
Micron Technology, Inc. cv.
sub. notes 7s, 2004                       --              --         250,000         468,125         200,000         374,500
Millennium Pharmaceuticals,
Inc. 144A cv. sub. notes 5
1/2s, 2015                                --              --         450,000         405,000         300,000         270,000
Mutual Risk Management cv.
sub. deb. zero %, 2015                    --              --         800,000         405,500         700,000         354,813
NTL, Inc. cv. sub. notes
7s, 2008                                  --              --         800,000       1,977,000         300,000         741,375
National Data Corp. cv.
sub. notes 5s, 2003                       --              --         600,000         493,500         200,000         164,500
Network Associates, Inc.
cv. sub deb. zero %, 2018                 --              --       2,200,000         838,750       1,100,000         419,375
News America Holdings, Inc.
cv. LYON zero %, 2013                     --              --         782,000         895,390         500,000         572,500
Nexstar Pharmaceuticals,
Inc. cv. sub. deb. 6 1/4s,
2004                                      --              --         250,000         368,125         200,000         294,500
Nextel Communications, Inc.
144A cv. sr. notes 5 1/4s,
2010                                      --              --         300,000         355,875         200,000         237,250
Nextel Communications, Inc.
cv. sr. notes 4 3/4s, 2007                --              --         700,000       2,249,625         200,000         642,750
Oak Industries, Inc. cv.
sub. notes 4 7/8s, 2008                   --              --          70,000         292,163          46,000         191,993
Office Depot, Inc. cv. LYON
zero %, 2007                              --              --       1,500,000       1,018,125         700,000         475,125
Offshore Logistics, Inc.
cv. sub. notes 6s, 2003                   --              --         213,000         189,836         141,000         125,666
Omnicare, Inc. cv. bonds
5s, 2007                                  --              --         800,000         585,000         450,000         329,063
Omnicom Group, Inc. cv.
sub. deb. 2 1/4s, 2013                    --              --         400,000         770,000         200,000         385,000
Orbital Sciences Corp. cv.
sub. notes 5s, 2002                       --              --         200,000         154,250         200,000         154,250
Park Electrochemical Corp.
cv. sub. notes 5 1/2s,
2006                                      --              --         600,000         508,500         500,000         423,750
Parker Drilling Co. cv.
sub. notes 5 1/2s, 2004              440,000         330,550              --              --         245,000         184,056
Personnel Group of America,
Inc. cv. sub. notes 5
3/4s, 2004                                --              --         200,000         138,500         200,000         138,500
Photronics, Inc. cv. sub.
notes 6s, 2004                            --              --         300,000         381,375         200,000         254,250
Pinnacle Holdings, Inc.
144A cv. sub. notes 5
1/2s, 2007                                --              --         240,000         218,100         160,000         145,400
Primus Telecomunications
Group, Inc. 144A cv. sub.
deb. 5 3/4s, 2007                         --              --          70,000          80,763          50,000          57,688
Protein Design Labs, Inc.
144A cv. sub. notes 5
1/2s, 2007                                --              --         170,000         115,175         112,000          75,880
Quanex Corp. cv. sub. deb.
6.88s, 2007                               --              --         500,000         444,375         300,000         266,625
Quantum Corp. cv. sub. 7s,
2004                                      --              --         500,000         398,750         300,000         239,250
Rational Software Corp.
144A cv. sub. notes 5s,
2007                                      --              --         500,000         621,875         300,000         373,125
Redback Networks, Inc. 144A
cv. sub. notes 5s, 2007                   --              --         230,000         221,950         140,000         135,100
Rite Aid Corp. cv. sub.
notes 5 1/4s, 2002                        --              --         300,000         108,000         200,000          72,000
Roche Holdings, Inc. 144A
cv. bonds zero %, 2015                    --              --       1,700,000       1,415,250       1,000,000         832,500
Roche Holdings, Inc. 144A
cv. unsub. LYON zero %,
2010 (Switzerland)                        --              --       3,600,000       2,031,768       1,500,000         846,570
S3, Inc. 144A cv. sub.
notes 5 3/4s, 2003                        --              --         300,000         339,375         200,000         226,250
SCI Systems, Inc. cv. sub.
3s, 2007                                  --              --         600,000         694,500         400,000         463,000
SPACEHAB, Inc. cv. sub.
notes 8s, 2007                            --              --         300,000         219,375         200,000         146,250
Safeguard Scientifics, Inc.
cv. sub. notes 5s, 2006                   --              --         200,000         595,500         200,000         595,500
Sanmina Corp. cv. sub.
notes 4 1/4s, 2004                        --              --         300,000         490,875         200,000         327,250
Scandinavian Broadcasting
System S.A. cv. sub. notes
7s, 2004 (Luxembourg)                     --              --         300,000         643,500         200,000         429,000
Seacor Holdings, Inc. cv.
sub. notes 5.38s, 2006                    --              --         200,000         204,250         200,000         204,250
Semtech Corp. 144A cv. sub.
notes 4 1/2s, 2007                        --              --         273,000         253,208         180,000         166,950
Sepracor, Inc. cv. sub.
deb. 7s, 2005                             --              --         500,000         654,375         300,000         392,625
Sepracor, Inc. cv. sub.
deb. 6 1/4s, 2005                         --              --         139,000         430,900          91,000         282,100
Siebel Systems, Inc. 144A
cv. sub. notes 5 1/2s,
2006                                      --              --         200,000         526,250              --              --
Siebel Systems, Inc. cv.
sub. notes 5 1/2s, 2006                   --              --              --              --         117,000         307,856
Solectron Corp. cv. notes
zero %, 2019                              --              --         500,000         333,750         300,000         200,250
Standard Commercial Corp.
cv. sub. deb. 7 1/4s, 2007                --              --         300,000         140,250         300,000         140,250
Standard Motor Products,
Inc. cv. sub. deb. 6 3/4s,
2009                                      --              --         300,000         214,125         200,000         142,750
Swift Energy Co. cv. sub.
notes 6 1/4s, 2006                        --              --         300,000         263,625         230,000         202,113
Thermo Cardiosystems, Inc.
144A cv. company guaranty
4 3/4s, 2004                              --              --         500,000         432,500         300,000         259,500
Thermo Ecotek Corp. 144A
cv. bonds 4 7/8s, 2004                    --              --         300,000         261,000         200,000         174,000
Thermo Electron Corp. 144A
cv. sub. deb. 4 1/4s, 2003                --              --         300,000         277,500         300,000         277,500
Thermo Instrument Systems,
Inc. cv. company guaranty
Ser. RG, 4s, 2005                         --              --         250,000         217,188         200,000         173,750
Thermo Optek Corp. 144A cv.
bonds 5s, 2000                            --              --          70,000          74,638          50,000          53,313
Thermo Quest Corp. cv. co.
guaranty 5s, 2000                         --              --          70,000          71,575          50,000          51,125
Times Mirror Co. cv. sub.
notes zero %, 2017                        --              --         426,000         233,235         280,000         153,300
Total Renal Care Holdings,
Inc. 144A cv. notes 7s,
2009                                      --              --              --              --         680,000         394,400
Tower Automotive, Inc. cv.
sub. notes 5s, 2004                       --              --         500,000         431,250         300,000         258,750
TriQuint Semiconductor,
Inc. 144A cv. sub. notes
4s, 2007                                  --              --         190,000         140,838         130,000          96,363
Vantive Corp. (The) cv.
sub. notes 4 3/4s, 2002                   --              --         200,000         158,250              --              --
Veritas Software Corp. cv.
disc. notes 1.856s, 2006                  --              --         582,000       2,127,202         382,000       1,396,210
VerticalNet, Inc. 144A cv.
sub. notes 5 1/4s, 2004                   --              --          41,000         145,653          27,000          95,911
ViroPharma, Inc. 144A cv.
sub. notes 6s, 2007                       --              --         120,000          86,400          80,000          57,600
Vitesse Semiconductor Corp.
144A cv. sub. deb. 4s,
2005                                      --              --         560,000         580,300         360,000         373,050
Waste Management, Inc. cv.
sub. notes 4s, 2002                       --              --         300,000         263,250         200,000         175,500
Wellpoint Health Networks,
Inc. cv. sub. deb. zero %,
2019                                      --              --         500,000         331,875         200,000         132,750
Whole Foods Market, Inc.
cv. sub. deb. zero %, 2018                --              --         200,000          69,250         200,000          69,250
Young & Rubicam, Inc. 144A
cv. sub. notes 3s, 2005                   --              --         500,000         462,500         200,000         185,000
                                                ------------                    ------------                  --------------
Total Convertible Bonds and
Notes (cost $486,283,
$72,370,181 and
$44,484,383)                                        $478,888                     $72,946,759                     $44,096,894
----------------------------------------------------------------------------------------------------------------------------
                                                GROWTH                        BALANCED                    CONSERVATIVE
                                                         --%                            6.4%                           10.5%
U.S. GOVERNMENT AND                Principal                       Principal                       Principal
AGENCY OBLIGATIONS (a)                Amount           Value          Amount           Value          Amount           Value

U.S. Government Agency
Mortgage Obligations                                     --%                            6.4%                           10.4%
----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage
Corporation
  8 1/2s, July 1, 2028                 $  --           $  --    $  1,382,855    $  1,409,212      $1,629,304     $ 1,660,358
  6 1/2s, April 1, 2029                   --              --         388,500         364,580              --              --
  6s, with due dates from
  April 1, 2006 to February
  1, 2029                                 --              --       1,407,927       1,332,204       1,482,320       1,398,199
Federal National Mortgage
Association 7 1/2s, TBA,
April 1, 2030                             --              --      15,973,400      15,701,373       5,668,197       5,571,668
Federal National Mortgage
Association Adjustable
Rate Mortgages 6.884s,
July 1, 2025                              --              --          77,486          78,361          64,751          65,482
Federal National Mortgage
Association Pass-through
Certificates
  8 1/2s, March 1, 2030                   --              --         775,854         791,371              --              --
  8s, with due dates from
  September 1, 2026 to
  October 1, 2029                         --              --         938,437         941,075              --              --
  7 1/2s, with due dates
  from September 1, 2010 to
  May 1, 2025                             --              --       2,115,169       2,115,169       1,880,711       1,880,711
  7s, with due dates from
  May 1, 2011 to November 1,
  2029                                    --              --      13,437,020      12,954,799       5,663,882       5,457,818
  6 1/2s, with due dates
  from August 1, 2010 to
  March 1, 2028                           --              --         994,427         932,275         594,165         572,068
  6s, with due dates from
  July 1, 2006 to April 1,
  2030                                    --              --      71,431,711      65,942,234      40,595,203      37,436,634
Government National Mortgage
Association
  8s, TBA, April 1, 2030                  --              --       1,573,400       1,591,352         668,197         675,821
Government National Mortgage
Association Pass-through
Certificates
  10s, with due dates from
  June 15, 2013 to March 1,
  2029                                    --              --       1,548,231       1,643,782       1,453,984       1,543,598
  9 1/2s, December 15, 2017               --              --         714,435         753,729         632,144         666,912
  8s, with due dates from
  April 15, 2017 to December
  15, 2027                                --              --       8,260,790       8,390,584              --              --
  8s, with due dates from
  May 15, 2017 to July 15,
  2026                                    --              --              --              --       5,562,813       5,652,990
  7 1/2s, with due dates
  from April 15, 2013 to
  January 15, 2024                        --              --       6,883,552       6,897,057       4,965,899       4,967,502
  7s, with due dates from
  March 15, 2023 to October
  15, 2029                                --              --      21,773,922      21,160,751       4,368,273       4,241,698
  6 1/2s, with due dates
  from March 15, 2028 to
  April 15, 2028                          --              --         333,933         314,931       1,068,709       1,007,922
  5 1/2s, with due dates
  from July 15, 2013 to
  April 15, 2014                          --              --      13,497,800      12,409,471       7,378,556       6,912,060
                                                ------------                    ------------                  --------------
                                                       $  --                    $155,724,310                     $79,711,441

U.S. Treasury Obligations                                --%                             --%                            0.1%
----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes 5 7/8s,
November 15, 2004                         --              --              --              --         530,000         520,391
                                                ------------                    ------------                  --------------
Total U.S. Government and
Agency Obligations (cost
$0, $155,066,217 and
$80,513,453)                                           $  --                    $155,724,310                     $80,231,832
----------------------------------------------------------------------------------------------------------------------------
                                                GROWTH                        BALANCED                    CONSERVATIVE
                                                         --%                            0.2%                            0.4%
FOREIGN GOVERNMENT                 Principal                       Principal                       Principal
BONDS AND NOTES (a)                   Amount           Value          Amount           Value          Amount           Value
----------------------------------------------------------------------------------------------------------------------------
Ontario (Province of) sr.
unsub. 5 1/2s, 2008
(Canada)                                  --           $  --       4,390,000      $3,897,705       2,600,000     $ 2,308,436
Quebec (Province of) sr.
unsub. 5 3/4s, 2009
(Canada)                                  --              --       1,985,000       1,779,314       1,175,000       1,053,247
                                                ------------                    ------------                  --------------
Total Foreign Government
Bonds and Notes (cost $0,
$5,631,386 and $3,381,580)                             $  --                      $5,677,019                      $3,361,683
----------------------------------------------------------------------------------------------------------------------------
                                                GROWTH                        BALANCED                    CONSERVATIVE
                                                       16.0%                           13.8%                           21.8%
                                   Principal                       Principal                       Principal
SHORT-TERM INVESTMENTS (a)            Amount           Value          Amount           Value          Amount           Value
----------------------------------------------------------------------------------------------------------------------------
AIG Funding Corp. effective
yield of 6.04%, April 4,
2000                             $30,000,000   $  29,984,900     $10,000,000    $  9,994,967     $10,000,000  $  9,994,967
Asset Securitization
Cooperative Corp.
effective yield of 6.05%,
April 13, 2000                            --              --              --              --      17,000,000      16,965,717
Corporate Asset effective
yield of 5.94%, April 27,
2000                                      --              --      21,090,000      20,999,524              --              --
Falcon Asset Securitization
Corp. effective yield of
6.07%, April 4, 2000                      --              --      12,085,000      12,078,887              --              --
Federal Home Loan Mortgage
effective yield of 5.90%,
April 7, 2000                     30,000,000      29,970,500      29,000,000      28,971,483              --              --
Merrill Lynch & Co., Inc.
effective yield of 6.10%,
April 5, 2000                     40,000,000      39,972,889              --              --              --              --
Salomon Smith Barney
effective yield of 5.99%,
April 19, 2000                            --              --       1,570,000       1,565,298              --              --
Sheffield Receivables Corp.
effective yield of 6.02%,
April 11, 2000                    30,000,000      29,949,833      26,900,000      26,855,017              --              --
Sheffield Receivables Corp.
effective yield of 5.88%,
April 3, 2000                             --              --              --              --       7,000,000       6,997,612
Thunder Bay Funding, Inc.
effective yield of 5.95%,
April 12, 2000                    22,394,000      22,353,286              --              --              --              --
Interest in $350,000,000
joint repurchase agreement
dated March 31, 2000 with
Salomon, Smith Barney,
Inc. due April 3, 2000
with respect to various
U.S. Treasury obligations
-- maturity value of
$75,037,500, for an
effective yield of 6.00%          75,000,000      75,000,000              --              --              --              --
Interest in $754,202,000
joint repurchase agreement
dated March 31, 2000 with
Morgan (J.P.) & Co., Inc.
due April 3, 2000 with
respect to various U.S.
Treasury obligations --
maturity value of
$54,934,865, $90,045,675
and $40,020,300, for an
effective yield of 6.09%          54,907,000      54,907,000      90,000,000      90,000,000      40,000,000      40,000,000
Interest in $779,235,000
joint repurchase agreement
dated March 31, 2000 with
S.B.C. Warburg, Inc. due
April 3, 2000 with respect
to various U.S. Treasury
obligations -- maturity
value of$ 90,815,141 and
$30,064,275, for an
effective yield of 6.10%                  --              --      90,769,000      90,769,000      30,049,000      30,049,000
Interest in $556,447,000
joint repurchase agreement
dated March 31, 2000 with
Morgan Stanley & Co., Inc.
due April 3, 2000 with
respect to various U.S.
Treasury obligations --
maturity value of
$40,020,067, for an
effective yield of 6.02%                  --              --              --              --      40,000,000      40,000,000
US Treasury 5.90s, April
27, 2000 (SEG)                            --              --       1,120,000       1,115,232              --              --
US Treasury 5.66s, April
27, 2000 (SEG)                    38,218,000      38,061,912      36,993,000      36,841,971      23,324,000      23,228,740
US Treasury 5.64s, April
27, 2000 (SEG)                     6,635,000       6,607,973      14,170,000      14,112,281              --              --
                                                ------------                    ------------                  --------------
Total Short-Term
Investments (cost
$326,688,330, $333,159,018
and $167,236,037)                             $  326,808,293                  $  333,303,660                  $  167,236,036
----------------------------------------------------------------------------------------------------------------------------
Total Investments (cost
$1,942,559,869,
$2,181,379,657 and
$774,455,219) (b)                             $2,085,642,416                  $2,464,329,878                  $  784,801,622
----------------------------------------------------------------------------------------------------------------------------



  (a) Percentages indicated are based on net assets as follows:
      --------------------------------------------
      Growth portfolio              $2,046,901,994
      Balanced portfolio             2,419,454,592
      Conservative portfolio           767,356,193
      --------------------------------------------

  (b) The aggregate identified cost on a tax basis is as follows:

                                                                  Gross           Gross
                                 Aggregate      Unrealized      Unrealized      Unrealized
                              Identified Cost  Appreciation    Depreciation    Appreciation
--------------------------------------------------------------------------------------------
Growth portfolio              $1,952,545,694    $246,387,575    $113,290,853    $133,096,722
Balanced portfolio             2,193,364,169     401,716,944     130,751,235     270,965,709
Conservative portfolio           778,133,203      41,312,445      34,644,026       6,668,419
--------------------------------------------------------------------------------------------


(NON) Non-income-producing security.

(STP) The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin receiving interest or dividend income at this rate.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) A portion of these securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at March 31, 2000.

  (R) Real Estate Investment Trust.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR or GDR after the name of a foreign holding stands for American Depositary Receipts or Global Depositary Receipts representing ownership of foreign securities on deposit with a domestic custodian bank.

      TBA after the name of a security represents to be announced securities (Note 1).

      The rates shown on Floating Rate Notes (FRN) are the current interest rates shown at March 31, 2000, which are subject to change based on the terms of the security.

      DIVERSIFICATION BY COUNTRY

      Distribution of investments by country of issue at March 31, 2000:
      (as percentage of Market Value)

      Growth Portfolio
      --------------------------------------------
      Canada                                   1.1%
      Finland                                  1.3
      France                                   3.6
      Germany                                  1.4
      Hong Kong                                1.0
      Italy                                    1.1
      Japan                                    6.4
      Mexico                                   1.1
      Netherlands                              1.7
      Sweden                                   1.5
      Switzerland                              1.3
      United Kingdom                           6.2
      United States                           65.7
      Other                                    6.6
      --------------------------------------------
      Total                                  100.0%

      Distribution of investments by country of issue at March 31, 2000:
      (as percentage of Market Value)

      Balanced Portfolio
      --------------------------------------------
      France                                   2.2%
      Japan                                    3.3
      Netherlands                              1.1
      Sweden                                   1.0
      Switzerland                              1.0
      United Kingdom                           3.4
      United States                           82.5
      Other                                    5.5
      --------------------------------------------
      Total                                  100.0%

      Distribution of investments by country of issue at March 31, 2000:
      (as percentage of Market Value)

      Conservative Portfolio
      --------------------------------------------
      Canada                                   1.3%
      Japan                                    1.3
      United Kingdom                           1.9
      United States                           90.6
      Other                                    4.9
      --------------------------------------------
      Total                                  100.0%

<CAPTON>

--------------------------------------------------------------------------------------------
Forward Currency Contracts
to Buy at March 31, 2000
(Unaudited)                                                            GROWTH
(aggregate face value $258,561,962)
                                                                                  Unrealized
                                               Aggregate Face       Delivery    Appreciation/
                                Market Value        Value             Date     (Depreciation)
--------------------------------------------------------------------------------------------
Australian Dollars              $ 82,056,661    $ 87,260,045         6/21/00    $ (5,203,384)
British Pounds                    11,867,962      12,052,610         6/21/00        (184,648)
Canadian Dollars                  17,142,604      17,184,483         6/21/00         (41,879)
Danish Krona                         228,953         241,924         6/21/00         (12,971)
Euro Dollars                     116,756,027     122,885,891         6/21/00      (6,129,864)
Euro Dollars                         560,835         569,576         6/16/00          (8,741)
Greek Drachma                        541,995         572,878         6/21/00         (30,883)
Korean Won                         1,021,342       1,009,990         8/14/00          11,352
Korean Won                         1,021,342       1,017,500         8/16/00           3,842
Japanese Yen                       2,671,140       2,567,474         6/08/00         103,666
Swedish Krona                      2,500,726       2,483,437         6/21/00          17,289
Swiss Franc                       10,493,260      10,716,154         6/21/00        (222,894)
--------------------------------------------------------------------------------------------
                                                                                $(11,699,115)
--------------------------------------------------------------------------------------------

Forward Currency Contracts
to Sell at March 31, 2000
(Unaudited)                                                            GROWTH
(aggregate face value $433,167,901)
                                                                                Unrealized
                                               Aggregate Face       Delivery   Appreciation/
                                Market Value        Value             Date     (Depreciation)
--------------------------------------------------------------------------------------------
Australian Dollars              $  3,844,400    $  3,946,529         6/21/00   $     102,129
British Pounds                    35,144,620      35,520,301         6/21/00         375,681
British Pounds                    65,171,836      64,754,073         6/21/00        (417,763)
Canadian Dollars                   1,189,210       1,196,106         6/21/00           6,896
Danish Krona                       1,871,712       1,942,103         6/21/00          70,391
Euro Dollars                      69,033,607      71,120,695         6/21/00       2,087,088
Euro Dollars                      51,586,147      51,406,111         6/21/00        (180,036)
Greek Drachma                      1,054,848       1,112,157         6/21/00          57,309
Hong Kong                         17,320,327      17,326,455         6/21/00           6,128
Japanese Yen                     149,948,177     145,232,229         6/21/00      (4,715,948)
Singapore Dollars                  5,029,722       5,094,083         6/21/00          64,361
Swedish Krona                     24,196,580      24,023,798         6/21/00        (172,782)
Swiss Franc                          694,758         707,009         6/21/00          12,251
Swiss Franc                        9,839,974       9,786,252         6/21/00         (53,722)
--------------------------------------------------------------------------------------------
                                                                               $ (2,758,017)
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
Futures Contracts
Outstanding at March 31,
2000 (Unaudited)                                                       GROWTH
                                                                                 Unrealized
                                                Aggregate Face      Expiration  Appreciation/
                                 Total Value        Value              Date    (Depreciation)
--------------------------------------------------------------------------------------------
ASX Index (long)                $  2,608,387    $  2,700,096          Jun-00     $   (91,709)
CAC 40 (short)                    75,003,782      78,140,755          Apr-00       3,136,973
DAX Index (long)                  17,067,528      17,638,105          Jun-00        (570,577)
Euro-Bund 10 yr (short)           31,307,310      31,201,667          Jun-00        (105,643)
FT-SE 100 (short)                 58,968,418      58,982,072          Jun-00          13,654
Gilt (short)                      18,257,246      18,369,476          Jun-00         112,230
Hang Seng (short)                  5,830,091       6,116,386          Apr-00         286,295
IBEX Plus (long)                   1,710,835       1,801,378          Apr-00         (90,543)
JGB 10yr (long)                   38,291,413      38,015,764          Jun-00         275,649
MIB 30 Index (short)              25,182,730      26,101,046          Jun-00         918,316
Nikkei 225 (long)                 34,566,108      32,957,312          Jun-00       1,608,796
OMX (long)                         8,000,485       8,437,811          Apr-00        (437,326)
Russell 2000 Index (short)         9,270,950      10,295,232          Jun-00       1,024,282
S & P 500 Index (long)            14,395,350      13,463,464          Jun-00         931,886
S & P 500 Index (short)           71,219,100      69,134,233          Jun-00      (2,084,867)
S & P/TSE 60 Index (long)         22,255,313      21,161,800          Jun-00       1,093,513
Topix (long)                       2,664,843       2,631,154          Jun-00          33,689
US Treasury Note 10yr
(long)                           113,084,078     110,108,837          Jun-00       2,975,241
US Treasury Note 5yr
(long)                            35,558,500      35,125,527          Jun-00         432,973
--------------------------------------------------------------------------------------------
                                                                                 $ 9,462,832
--------------------------------------------------------------------------------------------

Swap Contracts outstanding
at March 31, 2000
(Unaudited)                                                            GROWTH
                                                    Notional     Termination      Unrealized
                                                    Amount         Date         Appreciation
--------------------------------------------------------------------------------------------
Agreement with Lehman
Brothers, Inc. Dated
February 29, 2000 to
receive (pay) monthly the
notional amount multiplied
by the return of Lehman
Government Index and pay
the notional amount
multiplied by one month
LIBOR adjusted by a
specified spread.                               $ 65,122,963          Mar-03      $       --

Agreement with Merrill
Lynch, Pierce, Fenner &
Smith, Inc. Dated March 1,
2000 to receive (pay)
monthly the notional
amount multiplied by the
return of Merrill Lynch
G0A0 Index and pay the
notional amount multiplied
by one month LIBOR
adjusted by a specified
spread.                                           56,054,157          May-00         116,220

Agreement with Salomon
Brothers Dated January 28,
2000 to receive (pay)
monthly the notional
amount multiplied by the
return of World Government
Bond Index (hedged) and
pay the notional amount
multiplied by one month
LIBOR adjusted by a
specified spread.                                102,163,953          Jan-03              --

Agreement with Salomon
Brothers Dated January 28,
2000 to receive (pay)
monthly the notional
amount multiplied by the
return of World Government
Bond Index (unhedged) and
pay the notional amount
multiplied by one month
LIBOR adjusted by a
specified spread.                                102,338,777          Jan-03              --
--------------------------------------------------------------------------------------------
                                                                                 $   116,220
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
Forward Currency Contracts
to Buy at March 31, 2000
(Unaudited)                                                          BALANCED
(aggregate face value $316,643,018)
                                                                                Unrealized
                                                Aggregate Face      Delivery   Appreciation/
                                Market Value        Value             Date     (Depreciation)
--------------------------------------------------------------------------------------------
Australian Dollars              $ 70,357,768    $ 75,306,199         6/21/00    $ (4,948,431)
British Pounds                    17,883,345      17,729,655         6/21/00         153,690
Canadian Dollars                  17,933,222      17,986,819         6/21/00         (53,597)
Euro Dollars                     148,254,435     154,564,857         6/21/00      (6,310,422)
Greek Drachma                      1,311,391       1,386,114         6/21/00         (74,723)
Japanese Yen                      38,667,826      37,209,162         6/21/00       1,458,664
Korean Won                         1,092,810       1,080,663         8/14/00          12,147
Korean Won                         1,092,810       1,088,699         8/16/00           4,111
Swiss Franc                       10,043,716      10,290,850         6/21/00        (247,134)
--------------------------------------------------------------------------------------------
                                                                                $(10,005,695)
--------------------------------------------------------------------------------------------

Forward Currency Contracts
to Sell at March 31, 2000
(Unaudited)                                                          BALANCED
(aggregate face value $476,428,655)
                                                                                 Unrealized
                                     Market      Aggregate Face      Delivery   Appreciation/
                                     Value          Value             Date     (Depreciation)
--------------------------------------------------------------------------------------------
Australian Dollar               $ 13,181,678    $ 13,791,320         6/21/00    $    609,642
British Pound                     96,262,710      97,264,127         6/21/00       1,001,417
Canadian Dollar                   11,850,619      11,919,332         6/21/00          68,713
Euro Dollar                      184,705,215     189,160,745         6/21/00       4,455,530
Greek Drachma                      1,311,391       1,382,638         6/21/00          71,247
Hong Kong Dollar                  14,885,520      14,891,920         6/21/00           6,400
Japanese Yen                     109,546,519     105,979,386         6/21/00      (3,567,133)
Singapore Dollar                   4,212,126       4,282,180         6/21/00          70,054
Swedish Krona                     18,402,485      18,237,914         6/21/00        (164,571)
Swiss Franc                       19,180,865      19,519,093         6/21/00         338,228
--------------------------------------------------------------------------------------------
                                                                                $  2,889,527
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
Futures Contracts
Outstanding at March 31,
2000 (Unaudited)                                                     BALANCED
                                                                                 Unrealized
                                                Aggregate Face      Expiration  Appreciation/
                                 Total Value        Value              Date    (Depreciation)
--------------------------------------------------------------------------------------------
ASX Index (short)               $  5,796,417    $  5,996,168          Jun-00     $   199,751
CAC 40 (short)                    49,423,419      51,491,455          Apr-00       2,068,036
DAX Index (short)                  1,634,125       1,628,597          Jun-00          (5,528)
FT-SE 100 (short)                 71,266,644      70,167,828          Jun-00      (1,098,816)
Hang Seng (short)                  9,642,073      10,115,562          Apr-00         473,489
IBEX Plus (long)                     114,056         115,973          Apr-00          (1,917)
JGB 10yr (long)                   36,235,499      36,040,862          Jun-00         194,637
MIB 30 Index (short)               5,301,627       5,440,919          Jun-00         139,292
Nikkei 225 (long)                 14,145,209      13,764,112          Jun-00         381,097
OMX (short)                       13,024,790      13,729,910          Apr-00         705,120
Russell 2000 Index
(short)                          169,331,175     187,316,095          Jun-00      17,984,920
S & P 500 Index (long)           198,883,125     184,782,867          Jun-00      14,100,258
S & P /TSE 60 Index
(short)                            1,834,667       1,912,359          Jun-00          77,692
US Treasury Note 10yr
(long)                           189,486,938     185,688,490          Jun-00       3,798,448
US Treasury Note 10yr
(short)                           19,223,313      18,754,223          Jun-00        (469,090)
US Treasury Note 5yr
(short)                            9,751,500       9,610,518          Jun-00        (140,982)
--------------------------------------------------------------------------------------------
                                                                                 $38,406,407
--------------------------------------------------------------------------------------------

Swap Contracts outstanding
at March 31, 2000
(Unaudited)                                                          BALANCED
                                                    Notional     Termination      Unrealized
                                                     Amount         Date        Appreciation
--------------------------------------------------------------------------------------------
Agreement with Lehman
Brothers, Inc. Dated
February 29, 2000 to
receive (pay) monthly the
notional amount multiplied
by the return of Lehman
Government Index and pay
the notional amount
multiplied by one month
LIBOR adjusted by a
specified spread.                               $138,386,788          Mar-03      $       --

Agreement with Merrill
Lynch, Pierce, Fenner &
Smith, Inc. Dated March 1,
2000 to receive (pay)
monthly the notional
amount multiplied by the
return of Merrill Lynch
G0A0 Index and pay the
notional amount multiplied
by one month LIBOR
adjusted by a specified
spread.                                          116,961,565          May-00         243,008
--------------------------------------------------------------------------------------------
                                                                                 $   243,008
--------------------------------------------------------------------------------------------

TBA Sale Commitments at
March 31, 2000 (Unaudited)                                           BALANCED
(Proceeds receivable $23,293,325)
                                                  Principal        Settlement       Market
Agency                                              Amount            Date           Value
--------------------------------------------------------------------------------------------
FNMA, 7s, April 2030                            $ 10,900,412         4/13/00     $10,479,765
FNMA, 6s, April 2030                               5,700,000         4/13/00       5,188,767
FNMA, 6s, April 2015                               4,035,000         4/18/00       3,799,195
GNMA, 8s, April 2030                               1,573,400         4/19/00       1,591,352
GNMA, 7s, April 2030                               2,400,000         4/19/00       2,325,384
--------------------------------------------------------------------------------------------
                                                                                 $23,384,463
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
Forward Currency Contracts
to Buy at March 31, 2000
(Unaudited)                                                          CONSERVATIVE
(aggregate face value $130,835,997)
                                                                                Unrealized
                                                Aggregate Face      Delivery   Appreciation/
                                Market Value        Value             Date     (Depreciation)
--------------------------------------------------------------------------------------------
Australian Dollars               $26,119,965     $27,765,501         6/21/00     $(1,645,536)
Canadian Dollars                   5,578,918       5,594,664         6/21/00         (15,746)
Danish Kroner                          1,290           1,363         6/21/00             (73)
Euro Dollars                      72,876,594      75,657,338         6/21/00      (2,780,744)
Greek Drachma                        341,545         361,007         8/16/00         (19,462)
Japanese Yen                      14,511,982      13,581,651         8/16/00         930,331
Korean Won                         3,581,161       3,554,519         8/16/00          26,642
Swiss Franc                        4,200,535       4,319,954         6/21/00        (119,419)
--------------------------------------------------------------------------------------------
                                                                                 $(3,624,007)
--------------------------------------------------------------------------------------------

Forward Currency Contracts
to Sell at March 31, 2000
(Unaudited)                                                          CONSERVATIVE
(aggregate face value $106,920,119)
                                                                                Unrealized
                                     Market      Aggregate Face     Delivery   Appreciation/
                                     Value           Value            Date    (Depreciation)
--------------------------------------------------------------------------------------------
Australian Dollars               $ 3,766,897     $ 4,035,047         6/21/00     $   268,150
British Pounds                     5,976,834       6,033,841         6/21/00          57,007
British Pounds                     3,345,332       3,335,997         6/21/00          (9,335)
Canadian Dollars                     373,357         371,364         6/21/00          (1,993)
Euro Dollars                      57,714,304      60,554,600         6/21/00       2,840,296
Greek Drachma                        343,480         362,148         6/21/00          18,668
Hong Kong Dollars                  2,145,945       2,147,007         6/21/00           1,062
Japanese Yen                      24,616,280      24,071,800         6/21/00        (544,480)
Singapore Dollars                    826,480         850,271         6/21/00          23,791
Swedish Krona                      2,410,669       2,415,647         6/21/00           4,978
Swiss Franc                        2,630,808       2,742,397         6/21/00         111,589
--------------------------------------------------------------------------------------------
                                                                                 $ 2,769,733
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
Futures Contracts
Outstanding at March 31,
2000 (Unaudited)                                                     CONSERVATIVE
                                                                                 Unrealized
                                                 Aggregate Face     Expiration  Appreciation/
                                 Total Value         Value             Date    (Depreciation)
--------------------------------------------------------------------------------------------
ASX Index (short)                $   676,249     $   699,553          Jun-00     $    23,304
CAC 40 (short)                     4,013,781       4,178,501          Apr-00         164,720
DAX Index (long)                   1,815,694       1,882,574          Jun-00         (66,880)
Euro-Bund 10yr (short)             8,757,993       8,735,918          Jun-00         (22,075)
FT-SE 100 (short)                  7,988,591       7,882,207          Jun-00        (106,384)
Gilt (short)                       1,988,413       1,983,769          Jun-00          (4,644)
Hang Seng (long)                     672,703         705,937          Apr-00         (33,234)
IBEX Plus (short)                    342,167         359,785          Apr-00          17,618
JGB 10yr (long)                    7,195,702       7,159,150          Jun-00          36,552
MIB 30 Index (short)                 662,703         677,556          Jun-00          14,853
Nikkei 225 (long)                  6,972,990       6,730,870          Jun-00         242,120
OMX (long)                         5,632,342       5,940,219          Apr-00        (307,877)
Russell 2000 Index (short)         1,908,725       2,111,733          Jun-00         203,008
S & P 500 Index (short)           21,593,025      20,347,412          Jun-00      (1,245,613)
S & P/TSE 60 Index (long)          1,994,204       1,896,219          Jun-00          97,985
US Treasury Note 10yr
(long)                             8,118,139       8,336,641          Jun-00        (218,502)
US Treasury Note 10yr
(short)                           45,729,311      46,783,265          Jun-00       1,053,954
US Treasury Note 5yr
(long)                            44,876,533      44,592,322          Jun-00         284,211
--------------------------------------------------------------------------------------------
                                                                                 $   133,116
--------------------------------------------------------------------------------------------

Swap Contracts outstanding
at March 31, 2000
(Unaudited)                                                          CONSERVATIVE
                                                    Notional     Termination     Unrealized
                                                     Amount         Date        Appreciation
--------------------------------------------------------------------------------------------
Agreement with Lehman
Brothers, Inc. Dated
February 29, 2000 to
receive (pay) monthly the
notional amount multiplied
by the return of Lehman
Government Index and pay
the notional amount
multiplied by one month
LIBOR adjusted by a
specified spread.                                $35,614,182          Mar-03      $       --

Agreement with Merrill
Lynch, Pierce, Fenner &
Smith, Inc. Dated March 1,
2000 to receive (pay)
monthly the notional
amount multiplied by the
return of Merrill Lynch
G0A0 Index and pay the
notional amount multiplied
by one month LIBOR
adjusted by a specified
spread.                                           30,511,347          May-00          63,393

Agreement with Salomon
Brothers Dated January 28,
2000 to receive (pay)
monthly the notional
amount multiplied by the
return of World Government
Bond Index (hedged) and
pay the notional amount
multiplied by one month
LIBOR adjusted by a
specified spread.                                 99,021,037          Mar-03              --
--------------------------------------------------------------------------------------------
                                                                                 $    63,393
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
TBA Sale Commitments at
March 31, 2000 (Unaudited)                                           CONSERVATIVE
(Proceeds receivable $10,368,311)
                                                   Principal       Settlement        Market
Agency                                               Amount           Date           Value
--------------------------------------------------------------------------------------------
FNMA, 7s, March 2030                              $5,023,104         4/13/00     $ 4,829,263
FNMA, 6s, April 2030                               3,100,000         4/13/00       2,821,961
FNMA, 6s, April 2015                               2,195,000         4/18/00       2,066,724
GNMA, 8s, April 2030                                 668,197         4/19/00         675,821
--------------------------------------------------------------------------------------------
                                                                                 $10,393,769
--------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Statement of assets and liabilities
March 31, 2000 (Unaudited)
Putnam Asset Allocation: Growth Portfolio

Assets
----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $1,942,559,869) (Note 1)                                       $2,085,642,416
----------------------------------------------------------------------------------------------
Cash                                                                                   341,649
----------------------------------------------------------------------------------------------
Foreign currency (cost $15,357,220)                                                 16,966,610
----------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                            7,567,262
----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                               5,723,451
----------------------------------------------------------------------------------------------
Receivable for securities sold                                                      22,064,457
----------------------------------------------------------------------------------------------
Receivable for variation margin                                                      2,841,508
----------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                       2,918,383
----------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts                                    12,016,954
----------------------------------------------------------------------------------------------
Receivable for open swap contracts                                                     116,220
----------------------------------------------------------------------------------------------
Total assets                                                                     2,156,198,910

Liabilities
----------------------------------------------------------------------------------------------
Payable for securities purchased                                                    64,709,844
----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                          15,610,356
----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                         2,938,200
----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                             454,926
----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                           39,732
----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                             4,404
----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                               1,201,145
----------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                         17,375,515
----------------------------------------------------------------------------------------------
Payable for closed forward currency contracts                                        6,745,225
----------------------------------------------------------------------------------------------
Other accrued expenses                                                                 217,569
----------------------------------------------------------------------------------------------
Total liabilities                                                                  109,296,916
----------------------------------------------------------------------------------------------
Net assets                                                                      $2,046,901,994

Represented by
----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                 $1,558,350,250
----------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                           (3,680,855)
----------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency
transactions (Note 1)                                                              352,455,304
----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets and liabilities in
foreign currencies                                                                 139,777,295
----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares outstanding       $2,046,901,994

Computation of net asset value and offering price
----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($827,997,267 divided by 54,224,217 shares)                                             $15.27
----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $15.27)*                                 $16.20
----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($541,132,991 divided by 35,966,147 shares)**                                           $15.05
----------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($132,205,712 divided by 8,866,241 shares)**                                            $14.91
----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($70,341,743 divided by 4,666,491 shares)                                               $15.07
----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $15.07)*                                 $15.62
----------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($475,224,281 divided by 30,934,688 shares)                                             $15.36
----------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

   The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended March 31, 2000 (Unaudited)
Putnam Asset Allocation: Growth Portfolio

Investment income:
----------------------------------------------------------------------------------------------
Interest income                                                                   $ 14,576,719
----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $249,005)                                           6,937,913
----------------------------------------------------------------------------------------------
Total investment income                                                             21,514,632

Expenses:
----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                     5,652,815
----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                       2,420,428
----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                       19,230
----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         8,945
----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                  949,638
----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                2,607,008
----------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                  602,773
----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                  251,262
----------------------------------------------------------------------------------------------
Reports to shareholders                                                                 48,623
----------------------------------------------------------------------------------------------
Registration fees                                                                       64,167
----------------------------------------------------------------------------------------------
Auditing                                                                                44,799
----------------------------------------------------------------------------------------------
Legal                                                                                    7,436
----------------------------------------------------------------------------------------------
Postage                                                                                117,781
----------------------------------------------------------------------------------------------
Other                                                                                   65,338
----------------------------------------------------------------------------------------------
Total expenses                                                                      12,860,243
----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                            (237,237)
----------------------------------------------------------------------------------------------
Net expenses                                                                        12,623,006
----------------------------------------------------------------------------------------------
Net investment income                                                                8,891,626
----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                   449,103,533
----------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                    (75,864,999)
----------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                         (8,220,532)
----------------------------------------------------------------------------------------------
Net realized gain on swap contracts (Note 1)                                         3,524,709
----------------------------------------------------------------------------------------------
Net unrealized depreciation of  assets and liabilities in
foreign currencies during the period                                               (12,937,752)
----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments, futures contracts, swap
contracts and TBA sale commitments during the period                               (47,093,070)
----------------------------------------------------------------------------------------------
Net gain on investments                                                            308,511,889
----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                              $317,403,515
----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

Putnam Asset Allocation: Growth Portfolio
                                                                     Six months ended        Year ended
                                                                             March 31      September 30
                                                                                2000*              1999
-------------------------------------------------------------------------------------------------------
Increase in net assets
-------------------------------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------------------------------
Net investment income                                                 $    8,891,626     $   12,413,579
-------------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency
transactions                                                             368,542,711        164,789,419
-------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments and
assets and liabilities in foreign currencies                             (60,030,822)       160,553,774
-------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                     317,403,515        337,756,772
-------------------------------------------------------------------------------------------------------
Distributions to shareholders:
-------------------------------------------------------------------------------------------------------
  From net investment income
   Class A                                                                (7,363,351)        (5,108,856)
-------------------------------------------------------------------------------------------------------
   Class B                                                                (1,873,390)          (302,109)
-------------------------------------------------------------------------------------------------------
   Class C                                                                  (413,031)           (91,915)
-------------------------------------------------------------------------------------------------------
   Class M                                                                  (357,845)          (215,219)
-------------------------------------------------------------------------------------------------------
   Class Y                                                                (5,236,059)        (2,230,591)
-------------------------------------------------------------------------------------------------------
  From net realized gain on investments
   Class A                                                               (72,475,751)       (13,947,178)
-------------------------------------------------------------------------------------------------------
   Class B                                                               (52,354,553)        (9,163,974)
-------------------------------------------------------------------------------------------------------
   Class C                                                               (11,542,732)        (2,091,072)
-------------------------------------------------------------------------------------------------------
   Class M                                                                (6,511,946)        (1,224,056)
-------------------------------------------------------------------------------------------------------
   Class Y                                                               (41,178,056)        (4,648,483)
-------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                        244,916,548         55,864,763
-------------------------------------------------------------------------------------------------------
Total increase in net assets                                             363,013,349        354,598,082

Net assets
-------------------------------------------------------------------------------------------------------
Beginning of period                                                    1,683,888,645      1,329,290,563
-------------------------------------------------------------------------------------------------------
End of period (including distributions in excess of net
investment income and undistributed net investment income of
$3,680,855 and $2,671,195, respectively)                              $2,046,901,994     $1,683,888,645
-------------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

Putnam Asset Allocation: Growth Portfolio
CLASS A
--------------------------------------------------------------------------------------------------------------------------
                                       Six months
                                          ended
Per-share                               March 31
operating performance                  (Unaudited)                            Year ended September 30
--------------------------------------------------------------------------------------------------------------------------
                                           2000           1999           1998           1997           1996           1995
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                      $14.35         $11.76         $13.64         $11.41         $10.06          $8.43
--------------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------------
Net investment income (c)                   .09            .14            .15            .17            .18            .18(d)
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                 2.55           2.82          (1.06)          2.69           1.63           1.53
--------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                      2.64           2.96           (.91)          2.86           1.81           1.71
--------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------
From net
investment income                          (.16)          (.10)          (.14)          (.16)          (.19)          (.08)
--------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            (1.56)          (.27)          (.83)          (.47)          (.27)            --
--------------------------------------------------------------------------------------------------------------------------
Total distributions                       (1.72)          (.37)          (.97)          (.63)          (.46)          (.08)
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $15.27         $14.35         $11.76         $13.64         $11.41         $10.06
--------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                    19.00*         25.55          (7.01)         26.25          18.75          20.45
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                         $827,997       $664,640       $602,273       $486,107       $210,531       $122,228
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                   .57*          1.21           1.31           1.39           1.45           1.49(d)
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                   .57*          1.00           1.13           1.42           1.72           1.98(d)
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                   103.41*        105.11         146.58          99.96         100.93          88.36
--------------------------------------------------------------------------------------------------------------------------

+ Commencement of operations.

* Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01 per  share for class A, class B, class C, class M and class Y, respectively.





Financial highlights
(For a share outstanding throughout the period)

Putnam Asset Allocation: Growth Portfolio
CLASS B
--------------------------------------------------------------------------------------------------------------------------
                                       Six months
                                         ended
Per-share                               March 31
operating performance                 (Unaudited)                             Year ended September 30
--------------------------------------------------------------------------------------------------------------------------
                                           2000           1999           1998           1997           1996           1995
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                      $14.12         $11.59         $13.47         $11.29          $9.97          $8.39
--------------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------------
Net investment income (c)                   .03            .03            .05            .08            .10            .11(d)
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                 2.52           2.78          (1.05)          2.67           1.64           1.52
--------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                      2.55           2.81          (1.00)          2.75           1.74           1.63
--------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------
From net
investment income                          (.06)          (.01)          (.05)          (.10)          (.15)          (.05)
--------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            (1.56)          (.27)          (.83)          (.47)          (.27)            --
--------------------------------------------------------------------------------------------------------------------------
Total distributions                       (1.62)          (.28)          (.88)          (.57)          (.42)          (.05)
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $15.05         $14.12         $11.59         $13.47         $11.29          $9.97
--------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                    18.59*         24.52          (7.72)         25.23          18.04          19.57
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                         $541,133       $470,073       $385,645       $357,501       $199,871       $116,263
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                   .94*          1.96           2.06           2.14           2.21           2.23(d)
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                   .19*           .25            .40            .68            .95           1.22(d)
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                   103.41*        105.11         146.58          99.96         100.93          88.36
--------------------------------------------------------------------------------------------------------------------------

+ Commencement of operations.

* Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01 per  share for class A, class B, class C, class M and class Y, respectively.




Financial highlights
(For a share outstanding throughout the period)

Putnam Asset Allocation: Growth Portfolio
CLASS C
--------------------------------------------------------------------------------------------------------------------------
                                       Six months
                                          ended
Per-share                               March 31
operating performance                  (Unaudited)                            Year ended September 30
--------------------------------------------------------------------------------------------------------------------------
                                           2000           1999           1998           1997           1996           1995
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                      $14.00         $11.50         $13.38         $11.24          $9.93          $8.39
--------------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------------
Net investment income (c)                   .03            .03            .05            .08            .10            .11(d)
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                 2.50           2.75          (1.04)          2.65           1.63           1.51
--------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                      2.53           2.78           (.99)          2.73           1.73           1.62
--------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------
From net
investment income                          (.06)          (.01)          (.06)          (.12)          (.15)          (.08)
--------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            (1.56)          (.27)          (.83)          (.47)          (.27)            --
--------------------------------------------------------------------------------------------------------------------------
Total distributions                       (1.62)          (.28)          (.89)          (.59)          (.42)          (.08)
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $14.91         $14.00         $11.50         $13.38         $11.24          $9.93
--------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                    18.61*         24.47          (7.70)         25.31          18.01          19.46
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                         $132,206       $103,209        $88,076        $68,749        $27,556         $7,985
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                   .94*          1.96           2.06           2.14           2.23           2.23(d)
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                   .20*           .25            .41            .67            .94           1.24(d)
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                   103.41*        105.11         146.58          99.96         100.93          88.36
--------------------------------------------------------------------------------------------------------------------------

+ Commencement of operations.

* Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01 per  share for class A, class B, class C, class M and class Y, respectively.





Financial highlights
(For a share outstanding throughout the period)

Putnam Asset Allocation: Growth Portfolio
CLASS M
--------------------------------------------------------------------------------------------------------------------------
                                       Six months
                                          ended                                                             For the period
Per-share                               March 31                                                              Feb. 3, 1995+
operating performance                  (Unaudited)                     Year ended September 30                to Sept. 30
--------------------------------------------------------------------------------------------------------------------------
                                           2000           1999           1998           1997           1996           1995
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                      $14.15         $11.60         $13.49         $11.32         $10.01          $8.39
--------------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------------
Net investment income (c)                   .05            .07            .08            .11            .12            .08(d)
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                 2.52           2.80          (1.05)          2.67           1.64           1.54
--------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                      2.57           2.87           (.97)          2.78           1.76           1.62
--------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------
From net
investment income                          (.09)          (.05)          (.09)          (.14)          (.18)            --
--------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            (1.56)          (.27)          (.83)          (.47)          (.27)            --
--------------------------------------------------------------------------------------------------------------------------
Total distributions                       (1.65)          (.32)          (.92)          (.61)          (.45)            --
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $15.07         $14.15         $11.60         $13.49         $11.32         $10.01
--------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                    18.71*         25.05          (7.52)         25.63          18.21          19.31*
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                          $70,342        $59,604        $49,702        $34,381        $12,369         $3,160
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                   .82*          1.71           1.81           1.89           1.95           1.45(d)*
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                   .32*           .50            .65            .92           1.16            .79(d)*
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                   103.41*        105.11         146.58          99.96         100.93          88.36
--------------------------------------------------------------------------------------------------------------------------

+ Commencement of operations.

* Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01 per  share for class A, class B, class C, class M and class Y, respectively.





Financial highlights
(For a share outstanding throughout the period)

Putnam Asset Allocation: Growth Portfolio
CLASS Y
--------------------------------------------------------------------------------------------------------------------------
                                       Six months
                                          ended
Per-share                               March 31
operating performance                  (Unaudited)                            Year ended September 30
--------------------------------------------------------------------------------------------------------------------------
                                           2000           1999           1998           1997           1996           1995
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                      $14.44         $11.84         $13.72         $11.47         $10.09          $8.43
--------------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------------
Net investment income (c)                   .11            .17            .18            .21            .21            .17(d)
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                 2.57           2.83          (1.07)          2.70           1.65           1.57
--------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                      2.68           3.00           (.89)          2.91           1.86           1.74
--------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------
From net
investment income                          (.20)          (.13)          (.16)          (.19)          (.21)          (.08)
--------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            (1.56)          (.27)          (.83)          (.47)          (.27)            --
--------------------------------------------------------------------------------------------------------------------------
Total distributions                       (1.76)          (.40)          (.99)          (.66)          (.48)          (.08)
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $15.36         $14.44         $11.84         $13.72         $11.47         $10.09
--------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                    19.19*         25.76          (6.79)         26.54          19.20          20.94
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                         $475,224       $386,363       $203,595       $233,292        $58,301        $45,150
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                   .44*           .96           1.06           1.14           1.21           1.28(d)
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                   .70*          1.24           1.40           1.71           1.97           2.05(d)
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                   103.41*        105.11         146.58          99.96         100.93          88.36
--------------------------------------------------------------------------------------------------------------------------

+ Commencement of operations.

* Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01 per  share for class A, class B, class C, class M and class Y, respectively.





Statement of assets and liabilities
March 31, 2000 (Unaudited)
Putnam Asset Allocation: Balanced Portfolio

Assets
----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $2,181,379,657) (Note 1)                                       $2,464,329,878
----------------------------------------------------------------------------------------------
Cash                                                                                   580,811
----------------------------------------------------------------------------------------------
Foreign currency (cost $12,700,972)                                                 12,763,117
----------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                           10,764,454
----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                               6,601,232
----------------------------------------------------------------------------------------------
Receivable for securities sold                                                     147,509,755
----------------------------------------------------------------------------------------------
Receivable for variation margin                                                      3,758,298
----------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                       8,249,843
----------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts                                     8,120,388
----------------------------------------------------------------------------------------------
Receivable for open swap contracts                                                     243,008
----------------------------------------------------------------------------------------------
Total assets                                                                     2,662,920,784

Liabilities
----------------------------------------------------------------------------------------------
Payable for securities purchased                                                   165,475,649
----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                          27,508,474
----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                         3,353,493
----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                             482,819
----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                           27,760
----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                             4,440
----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                               1,420,476
----------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                         15,366,011
----------------------------------------------------------------------------------------------
Payable for closed forward currency contracts                                        6,334,822
----------------------------------------------------------------------------------------------
TBA sales commitments, at value (proceeds receivable $23,293,325)                   23,384,463
----------------------------------------------------------------------------------------------
Other accrued expenses                                                                 107,785
----------------------------------------------------------------------------------------------
Total liabilities                                                                  243,466,192
----------------------------------------------------------------------------------------------
Net assets                                                                      $2,419,454,592

Represented by
----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                 $1,921,138,007
----------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                           (5,991,403)
----------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency
transactions  (Note 1)                                                             190,677,501
----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets and liabilities in
foreign currencies                                                                 313,630,487
----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares outstanding       $2,419,454,592

Computation of net asset value and offering price
----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($1,098,563,153 divided by 83,095,848 shares)                                           $13.22
----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $13.22)*                                 $14.03
----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($599,488,512 divided by 45,591,048 shares)**                                           $13.15
----------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($142,591,195 divided by 10,917,304 shares)**                                           $13.06
----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($73,438,973 divided by 5,566,357 shares)                                               $13.19
----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $13.19)*                                 $13.67
----------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($505,372,759 divided by 38,212,225 shares)                                             $13.23
----------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000.  On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended March 31, 2000 (Unaudited)
Putnam Asset Allocation: Balanced Portfolio

Investment income:
----------------------------------------------------------------------------------------------
Interest                                                                         $  25,060,790
----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $220,444)                                           7,614,127
----------------------------------------------------------------------------------------------
Total investment income                                                             32,674,917

Expenses:
----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                     6,535,132
----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                       2,675,750
----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                       18,910
----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         9,028
----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                1,248,392
----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                2,942,736
----------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                  661,034
----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                  265,145
----------------------------------------------------------------------------------------------
Reports to shareholders                                                                 18,364
----------------------------------------------------------------------------------------------
Auditing                                                                                40,886
----------------------------------------------------------------------------------------------
Legal                                                                                    8,507
----------------------------------------------------------------------------------------------
Postage                                                                                116,803
----------------------------------------------------------------------------------------------
Other                                                                                   76,019
----------------------------------------------------------------------------------------------
Total expenses                                                                      14,616,706
----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                            (310,498)
----------------------------------------------------------------------------------------------
Net expenses                                                                        14,306,208
----------------------------------------------------------------------------------------------
Net investment income                                                               18,368,709
----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                   321,831,421
----------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                   (112,167,365)
----------------------------------------------------------------------------------------------
Net realized gain on swap contracts (Note 1)                                         3,111,092
----------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                        (10,382,497)
----------------------------------------------------------------------------------------------
Net unrealized depreciation of  assets and liabilities in
foreign currencies during the period                                                (7,920,337)
----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments, futures contracts, swap
contracts and TBA sale commitments during the period                               135,268,421
----------------------------------------------------------------------------------------------
Net gain on investments                                                            329,740,735
----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                              $348,109,444
----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

Putnam Asset Allocation: Balanced Portfolio
                                                                     Six months ended        Year ended
                                                                             March 31      September 30
                                                                                2000*              1999
-------------------------------------------------------------------------------------------------------
Increase in net assets
-------------------------------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------------------------------
Net investment income                                                 $   18,368,709     $   32,876,104
-------------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency
transactions                                                             202,392,651        146,907,807
-------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets and
liabilities in foreign currencies                                        127,348,084        144,921,393
-------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                     348,109,444        324,705,304
-------------------------------------------------------------------------------------------------------
Distributions to shareholders:
-------------------------------------------------------------------------------------------------------
  From net investment income
   Class A                                                               (11,505,641)       (17,001,979)
-------------------------------------------------------------------------------------------------------
   Class B                                                                (4,795,365)        (5,733,718)
-------------------------------------------------------------------------------------------------------
   Class C                                                                (1,096,697)        (1,222,425)
-------------------------------------------------------------------------------------------------------
   Class M                                                                  (653,381)          (860,001)
-------------------------------------------------------------------------------------------------------
   Class Y                                                                (6,398,890)        (6,217,689)
-------------------------------------------------------------------------------------------------------
  From net realized gain on investments
   Class A                                                               (66,297,566)       (14,689,181)
-------------------------------------------------------------------------------------------------------
   Class B                                                               (41,791,913)        (8,284,024)
-------------------------------------------------------------------------------------------------------
   Class C                                                                (9,236,973)        (1,662,318)
-------------------------------------------------------------------------------------------------------
   Class M                                                                (4,918,496)          (985,347)
-------------------------------------------------------------------------------------------------------
   Class Y                                                               (34,117,108)        (3,641,867)
-------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                        227,350,873         65,633,045
-------------------------------------------------------------------------------------------------------
Total increase in net assets                                             394,648,287        330,039,800

Net assets
-------------------------------------------------------------------------------------------------------
Beginning of period                                                    2,024,806,305      1,694,766,505
-------------------------------------------------------------------------------------------------------
End of period (including distributions in excess of net
investment income and undistributed net investment income of
$5,991,403 and $89,862, respectively)                                 $2,419,454,592     $2,024,806,305
-------------------------------------------------------------------------------------------------------

 * Unaudited





Financial highlights
(For a share outstanding throughout the period)

Putnam Asset Allocation: Balanced Portfolio
CLASS A
--------------------------------------------------------------------------------------------------------------------------
                                        Six months
                                          ended
Per-share                                March 31
operating performance                  (Unaudited)                            Year ended September 30
--------------------------------------------------------------------------------------------------------------------------
                                           2000           1999           1998           1997           1996           1995
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                      $12.28         $10.66         $12.28         $10.71          $9.67          $8.33
--------------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------------
Net investment income  (c)                  .12            .23            .26            .28            .29            .27(d)
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                 1.90           1.78           (.84)          2.13           1.32           1.27
--------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                      2.02           2.01           (.58)          2.41           1.61           1.54
--------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------
From net
investment income                          (.15)          (.21)          (.18)          (.31)          (.28)          (.20)
--------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                             (.93)          (.18)          (.86)          (.53)          (.29)            --
--------------------------------------------------------------------------------------------------------------------------
Total distributions                       (1.08)          (.39)         (1.04)          (.84)          (.57)          (.20)
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $13.22         $12.28         $10.66         $12.28         $10.71          $9.67
--------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                    16.99*         19.09          (4.97)         23.82          17.41          18.73
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $1,098,563       $873,219       $846,574       $680,720       $327,326       $152,317
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                   .55*          1.14           1.22           1.27           1.33           1.32(d)
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                   .91*          1.89           2.17           2.44           2.83           2.95(d)
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                   112.27*        119.70         158.14         136.75         122.12         106.03
--------------------------------------------------------------------------------------------------------------------------

+ Commencement of operations.

* Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset and brokerage service arrangements. (Note 2)

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01 per share for class A, class B, class C, class M and class Y, respectively.

    The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

Putnam Asset Allocation: Balanced Portfolio
CLASS B
--------------------------------------------------------------------------------------------------------------------------
                                        Six months
                                          ended
Per-share                                March 31
operating performance                  (Unaudited)                            Year ended September 30
--------------------------------------------------------------------------------------------------------------------------
                                           2000           1999           1998           1997           1996           1995
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                      $12.22         $10.61         $12.23         $10.67          $9.64          $8.31
--------------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------------
Net investment income  (c)                  .07            .14            .17            .19            .21            .20(d)
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                 1.90           1.78           (.83)          2.13           1.32           1.26
--------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                      1.97           1.92           (.66)          2.32           1.53           1.46
--------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------
From net
investment income                          (.11)          (.13)          (.10)          (.23)          (.21)          (.13)
--------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                             (.93)          (.18)          (.86)          (.53)          (.29)            --
--------------------------------------------------------------------------------------------------------------------------
Total distributions                       (1.04)          (.31)          (.96)          (.76)          (.50)          (.13)
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $13.15         $12.22         $10.61         $12.23         $10.67          $9.64
--------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value  (%)(a)                   16.57*         18.22          (5.70)         22.95          16.54          17.83
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                         $599,489       $553,738       $482,029       $442,463       $264,830       $159,230
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                   .92*          1.89           1.97           2.02           2.08           2.07(d)
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                   .54*          1.13           1.42           1.70           2.08           2.26(d)
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                   112.27*        119.70         158.14         136.75         122.12         106.03
--------------------------------------------------------------------------------------------------------------------------

+ Commencement of operations.

* Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset and brokerage service arrangements. (Note 2)

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01 per share for class A, class B, class C, class M and class Y, respectively.





Financial highlights
(For a share outstanding throughout the period)

Putnam Asset Allocation: Balanced Portfolio
CLASS C
--------------------------------------------------------------------------------------------------------------------------
                                        Six months
                                          ended
Per-share                                March 31
operating performance                  (Unaudited)                            Year ended September 30
--------------------------------------------------------------------------------------------------------------------------
                                           2000           1999           1998           1997           1996           1995
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                      $12.15         $10.56         $12.18         $10.64          $9.62          $8.31
--------------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------------
Net investment income  (c)                  .07            .13            .16            .19            .22            .20(d)
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                 1.88           1.77           (.82)          2.11           1.30           1.27
--------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                      1.95           1.90           (.66)          2.30           1.52           1.47
--------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------
From net
investment income                          (.11)          (.13)          (.10)          (.23)          (.21)          (.16)
--------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                             (.93)          (.18)          (.86)          (.53)          (.29)            --
--------------------------------------------------------------------------------------------------------------------------
Total distributions                       (1.04)          (.31)          (.96)          (.76)          (.50)          (.16)
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $13.06         $12.15         $10.56         $12.18         $10.64          $9.62
--------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value  (%)(a)                   16.52*         18.14          (5.70)         22.86          16.47          17.89
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                         $142,591       $120,660        $94,553        $70,847        $29,724        $11,921
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                   .92*          1.89           1.97           2.02           2.09           2.09(d)
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                   .54*          1.12           1.41           1.70           2.18           2.22(d)
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                   112.27*        119.70         158.14         136.75         122.12         106.03
--------------------------------------------------------------------------------------------------------------------------

+ Commencement of operations.

* Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset and brokerage service arrangements. (Note 2)

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01 per share for class A, class B, class C, class M and class Y, respectively.





Financial highlights
(For a share outstanding throughout the period)

Putnam Asset Allocation: Balanced Portfolio
CLASS M
--------------------------------------------------------------------------------------------------------------------------
                                       Six months
                                          ended                                                             For the period
Per-share                               March 31                                                              Feb. 6, 1995+
operating performance                  (Unaudited)                     Year ended September 30                 to Sept. 30
--------------------------------------------------------------------------------------------------------------------------
                                           2000           1999           1998           1997           1996           1995
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                      $12.26         $10.65         $12.27         $10.71          $9.66          $8.34
--------------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------------
Net investment income  (c)                  .08            .17            .20            .22            .24            .14(d)
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                 1.90           1.78           (.83)          2.13           1.34           1.31
--------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                      1.98           1.95           (.63)          2.35           1.58           1.45
--------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------
From net
investment income                          (.12)          (.16)          (.13)          (.26)          (.24)          (.13)
--------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                             (.93)          (.18)          (.86)          (.53)          (.29)            --
--------------------------------------------------------------------------------------------------------------------------
Total distributions                       (1.05)          (.34)          (.99)          (.79)          (.53)          (.13)
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $13.19         $12.26         $10.65         $12.27         $10.71          $9.66
--------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                    16.65*         18.45          (5.46)         23.19          17.05          17.46*
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                          $73,439        $66,854        $55,511        $44,121        $14,967         $3,509
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                   .80*          1.64           1.72           1.77           1.84           1.38(d)*
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                   .66*          1.38           1.67           1.93           2.42           1.56(d)*
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                   112.27*        119.70         158.14         136.75         122.12         106.03
--------------------------------------------------------------------------------------------------------------------------

+ Commencement of operations.

* Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset and brokerage service arrangements. (Note 2)

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01 per share for class A, class B, class C, class M and class Y, respectively.





Financial highlights
(For a share outstanding throughout the period)

Putnam Asset Allocation: Balanced Portfolio
CLASS Y
--------------------------------------------------------------------------------------------------------------------------
                                        Six months
                                          ended
Per-share                                March 31
operating performance                  (Unaudited)                           Year ended September 30
--------------------------------------------------------------------------------------------------------------------------
                                           2000           1999           1998           1997           1996           1995
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                      $12.29         $10.67         $12.29         $10.71          $9.66          $8.33
--------------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------------
Net investment income  (c)                  .14            .26            .29            .31            .31            .29(d)
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                 1.90           1.78           (.84)          2.14           1.34           1.26
--------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                      2.04           2.04           (.55)          2.45           1.65           1.55
--------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------
From net
investment income                          (.17)          (.24)          (.21)          (.34)          (.31)          (.22)
--------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                             (.93)          (.18)          (.86)          (.53)          (.29)            --
--------------------------------------------------------------------------------------------------------------------------
Total distributions                       (1.10)          (.42)         (1.07)          (.87)          (.60)          (.22)
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $13.23         $12.29         $10.67         $12.29         $10.71          $9.66
--------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value  (%)(a)                   17.13*         19.37          (4.74)         24.21          17.81          18.89
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                         $505,373       $410,335       $216,100       $232,021       $126,482        $71,661
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                   .42*           .89            .97           1.02           1.08           1.07(d)
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                  1.04*          2.10           2.43           2.70           3.03           3.35(d)
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                   112.27*        119.70         158.14         136.75         122.12         106.03
--------------------------------------------------------------------------------------------------------------------------

+ Commencement of operations.

* Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset and brokerage service arrangements. (Note 2)

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01 per share for class A, class B, class C, class M and class Y, respectively.





Statement of assets and liabilities
March 31, 2000 (Unaudited)
Putnam Asset Allocation: Conservative Portfolio

Assets
----------------------------------------------------------------------------------------------
Investments in securities, at value
 (identified cost $774,455,219) (Note 1)                                          $784,801,622
----------------------------------------------------------------------------------------------
Cash                                                                                 2,246,107
----------------------------------------------------------------------------------------------
Foreign currency (cost $4,080,103)                                                   4,002,758
----------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                            7,753,253
----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                               2,041,747
----------------------------------------------------------------------------------------------
Receivable for securities sold                                                      22,061,208
----------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                       4,282,514
----------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts                                     6,166,677
----------------------------------------------------------------------------------------------
Receivable for open swap contracts                                                      63,393
----------------------------------------------------------------------------------------------
Total assets                                                                       833,419,279

Liabilities
----------------------------------------------------------------------------------------------
Payable for variation margin                                                            87,726
----------------------------------------------------------------------------------------------
Payable for securities purchased                                                    40,924,827
----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                           5,630,453
----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                         1,275,415
----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                             210,916
----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                           17,528
----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                             2,370
----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                 490,686
----------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                          5,136,788
----------------------------------------------------------------------------------------------
Payable for closed forward currency contracts                                        1,830,769
----------------------------------------------------------------------------------------------
TBA sales commitments, at value (proceeds receivable $10,368,311)                   10,393,769
----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  61,839
----------------------------------------------------------------------------------------------
Total liabilities                                                                   66,063,086
----------------------------------------------------------------------------------------------
Net assets                                                                        $767,356,193

Represented by
----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                   $699,983,188
----------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                         3,019,138
----------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency
transactions  (Note 1)                                                              55,228,722
----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets and liabilities in
foreign currencies                                                                   9,125,145
----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares outstanding         $767,356,193

Computation of net asset value and offering price
----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($398,289,104 divided by 37,800,428 shares)                                             $10.54
----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $10.54)*                                 $11.18
----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($184,773,955 divided by 17,595,597 shares)**                                           $10.50
----------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($45,014,509 divided by 4,296,224 shares)**                                             $10.48
----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($25,290,223 divided by 2,408,328 shares)                                               $10.50
----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $10.50)*                                 $10.88
----------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($113,988,402 divided by 10,798,880 shares)                                             $10.56
----------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

   The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended March 31, 2000 (Unaudited)
Putnam Asset Allocation: Conservative Portfolio

Investment income:
----------------------------------------------------------------------------------------------
Interest income                                                                    $16,274,131
----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $45,020)                                            1,437,515
----------------------------------------------------------------------------------------------
Total investment income                                                             17,711,646

Expenses:
----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                     2,570,644
----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                       1,220,809
----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                       10,354
----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         4,819
----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                  490,375
----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                  946,308
----------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                  263,171
----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                  102,839
----------------------------------------------------------------------------------------------
Reports to shareholders                                                                 10,669
----------------------------------------------------------------------------------------------
Auditing                                                                                35,283
----------------------------------------------------------------------------------------------
Legal                                                                                    4,602
----------------------------------------------------------------------------------------------
Postage                                                                                 13,460
----------------------------------------------------------------------------------------------
Other                                                                                   16,792
----------------------------------------------------------------------------------------------
Total expenses                                                                       5,690,125
----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                            (145,752)
----------------------------------------------------------------------------------------------
Net expenses                                                                         5,544,373
----------------------------------------------------------------------------------------------
Net investment income                                                               12,167,273
----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                    79,410,441
----------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Notes 1)                                   (26,294,857)
----------------------------------------------------------------------------------------------
Net realized gain on swap contracts (Note 1)                                         1,878,689
----------------------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)                          3,920,583
----------------------------------------------------------------------------------------------
Net unrealized appreciation of  assets and liabilities in
foreign currencies during the period                                                 2,168,353
----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments, futures contracts, swap
contracts and TBA sale commitments during the period                               (17,241,177)
----------------------------------------------------------------------------------------------
Net gain on investments                                                             43,842,032
----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                               $56,009,305
----------------------------------------------------------------------------------------------





Statement of changes in net assets

                                                                     Six months ended        Year ended
                                                                             March 31      September 30
                                                                                2000*              1999
-------------------------------------------------------------------------------------------------------
Increase in net assets
-------------------------------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------------------------------
Net investment income                                                    $12,167,273        $21,901,750
-------------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency
transactions                                                              58,914,856         36,606,656
-------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments and
assets and liabilities in foreign currencies                             (15,072,824)        11,216,752
-------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                      56,009,305         69,725,158
-------------------------------------------------------------------------------------------------------
Distributions to shareholders:
-------------------------------------------------------------------------------------------------------
  From net investment income
   Class A                                                                (9,592,909)       (13,105,936)
-------------------------------------------------------------------------------------------------------
   Class B                                                                (3,986,236)        (4,776,576)
-------------------------------------------------------------------------------------------------------
   Class C                                                                (1,164,436)        (1,480,210)
-------------------------------------------------------------------------------------------------------
   Class M                                                                  (597,336)          (677,682)
-------------------------------------------------------------------------------------------------------
   Class Y                                                                (2,893,084)        (1,861,346)
-------------------------------------------------------------------------------------------------------
  In excess of net investment income
   Class A                                                                        --         (2,288,170)
-------------------------------------------------------------------------------------------------------
   Class B                                                                        --           (833,945)
-------------------------------------------------------------------------------------------------------
   Class C                                                                        --           (258,431)
-------------------------------------------------------------------------------------------------------
   Class M                                                                        --           (118,317)
-------------------------------------------------------------------------------------------------------
   Class Y                                                                        --           (324,973)
-------------------------------------------------------------------------------------------------------
  From net realized gain on investments
   Class A                                                               (13,824,003)        (3,163,448)
-------------------------------------------------------------------------------------------------------
   Class B                                                                (6,780,121)        (1,383,942)
-------------------------------------------------------------------------------------------------------
   Class C                                                                (2,046,426)          (418,800)
-------------------------------------------------------------------------------------------------------
   Class M                                                                  (970,248)          (175,747)
-------------------------------------------------------------------------------------------------------
   Class Y                                                                (3,934,173)          (228,480)
-------------------------------------------------------------------------------------------------------
Increase (decrease) from capital share transactions (Note 4)              (2,325,137)        99,357,554
-------------------------------------------------------------------------------------------------------
Total increase in net assets                                               7,895,196        137,986,709

Net assets
-------------------------------------------------------------------------------------------------------
Beginning of period                                                      759,460,997        621,474,288
-------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment income of
$3,019,138 and $9,085,866, respectively)                                $767,356,193       $759,460,997
-------------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

Putnam Asset Allocation: Conservative Portfolio
CLASS A
--------------------------------------------------------------------------------------------------------------------------
                                        Six months
                                          ended
Per-share                                March 31
operating performance                  (Unaudited)                             Year ended September 30
--------------------------------------------------------------------------------------------------------------------------
                                           2000           1999           1998           1997           1996           1995
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                      $10.40          $9.81         $10.61          $9.69          $9.19          $8.23
--------------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------------
Net investment income                       .18(c)         .34(c)         .38(c)         .38(c)         .36            .33(d)
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                  .60            .73           (.45)          1.22            .68            .90
--------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                       .78           1.07           (.07)          1.60           1.04           1.23
--------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------
From net
investment income                          (.26)          (.34)          (.20)          (.35)          (.36)          (.27)
--------------------------------------------------------------------------------------------------------------------------
In excess of net investment income           --           (.06)            --             --             --             --
--------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                             (.38)          (.08)          (.43)          (.33)          (.18)            --
--------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                          --             --           (.10)            --             --             --
--------------------------------------------------------------------------------------------------------------------------
Total distributions                        (.64)          (.48)          (.73)          (.68)          (.54)          (.27)
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $10.54         $10.40          $9.81         $10.61          $9.69          $9.19
--------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                     7.67*         11.05          (0.69)         17.26          11.73          15.27
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                         $398,289       $373,313       $367,806       $295,239       $106,933        $57,341
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                   .63*          1.31           1.39           1.38           1.47           1.22(d)
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                  1.68*          3.25           3.67           3.74           4.08           4.48(d)
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                   175.90*        165.48         203.19         219.44         183.67         159.80
--------------------------------------------------------------------------------------------------------------------------

+ Commencement of operations.

* Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Expenses for the year ended September 30, 1995 reflect a reduction of $0.03, $0.03, $0.03, $0.02 and $0.03 per share for class A, class B, class C, class M and class Y, respectively.





Financial highlights
(For a share outstanding throughout the period)

Putnam Asset Allocation: Conservative Portfolio
CLASS B
--------------------------------------------------------------------------------------------------------------------------
                                        Six months
                                          ended
Per-share                               March 31
operating performance                  (Unaudited)                             Year ended September 30
--------------------------------------------------------------------------------------------------------------------------
                                           2000           1999           1998           1997           1996           1995
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                      $10.37          $9.78         $10.57          $9.66          $9.16          $8.22
--------------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------------
Net investment income                       .14(c)         .26(c)         .30(c)         .30(c)         .29            .30(d)
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                  .60            .73           (.43)          1.22            .68            .85
--------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                       .74            .99           (.13)          1.52            .97           1.15
--------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------
From net
investment income                          (.23)          (.26)          (.13)          (.28)          (.29)          (.21)
--------------------------------------------------------------------------------------------------------------------------
In excess of net investment income           --           (.06)            --             --             --             --
--------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                             (.38)          (.08)          (.43)          (.33)          (.18)            --
--------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                          --           (.10)            --             --             --
--------------------------------------------------------------------------------------------------------------------------
Total distributions                        (.61)          (.40)          (.66)          (.61)          (.47)          (.21)
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $10.50         $10.37          $9.78         $10.57          $9.66          $9.16
--------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value  (%)(a)                    7.20*         10.29          (1.32)         16.36          10.96          14.22
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                         $184,774       $187,112       $162,807       $138,457        $94,954        $65,783
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                  1.00*          2.06           2.14           2.13           2.22           1.98(d)
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                  1.31*          2.50           2.92           2.97           3.33           3.81(d)
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                   175.90*        165.48         203.19         219.44         183.67         159.80
--------------------------------------------------------------------------------------------------------------------------

+ Commencement of operations.

* Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Expenses for the year ended September 30, 1995 reflect a reduction of $0.03, $0.03, $0.03, $0.02 and $0.03 per share for class A, class B, class C, class M and class Y, respectively.





Financial highlights
(For a share outstanding throughout the period)

Putnam Asset Allocation: Conservative Portfolio
CLASS C
--------------------------------------------------------------------------------------------------------------------------
                                        Six months
                                          ended
Per-share                               March 31
operating performance                  (Unaudited)                             Year ended September 30
--------------------------------------------------------------------------------------------------------------------------
                                           2000           1999           1998           1997           1996           1995
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                      $10.34          $9.75         $10.56          $9.64          $9.15          $8.22
--------------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------------
Net investment income                       .14(c)         .26(c)         .30(c)         .29(c)         .30            .29(d)
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                  .60            .74           (.45)          1.24            .66            .87
--------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                       .74           1.00           (.15)          1.53            .96           1.16
--------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------
From net
investment income                          (.22)          (.26)          (.13)          (.28)          (.29)          (.23)
--------------------------------------------------------------------------------------------------------------------------
In excess of net investment income           --           (.07)            --             --             --             --
--------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                             (.38)          (.08)          (.43)          (.33)          (.18)            --
--------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                          --           (.10)            --             --             --
--------------------------------------------------------------------------------------------------------------------------
Total distributions                        (.60)          (.41)          (.66)          (.61)          (.47)          (.23)
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $10.48         $10.34          $9.75         $10.56          $9.64          $9.15
--------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value  (%)(a)                    7.29*         10.34          (1.51)         16.52          10.86          14.41
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                          $45,015        $58,831        $45,740        $29,032        $16,326         $7,198
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                  1.00*          2.06           2.14           2.13           2.22           1.89(d)
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                  1.29*          2.50           2.93           2.96           3.30           3.92(d)
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                   175.90*        165.48         203.19         219.44         183.67         159.80
--------------------------------------------------------------------------------------------------------------------------

+ Commencement of operations.

* Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Expenses for the year ended September 30, 1995 reflect a reduction of $0.03, $0.03, $0.03, $0.02 and $0.03 per share for class A, class B, class C, class M and class Y, respectively.





Financial highlights
(For a share outstanding throughout the period)

Putnam Asset Allocation: Conservative Portfolio
CLASS M
--------------------------------------------------------------------------------------------------------------------------
                                        Six months
                                           ended                                                             For the period
Per-share                                March 31                                                             Feb. 7, 1995+
operating performance                   (Unaudited)            Year ended September 30                         to Sept. 30
--------------------------------------------------------------------------------------------------------------------------
                                           2000           1999           1998           1997           1996           1995
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                      $10.37          $9.78         $10.59          $9.67          $9.18          $8.21
--------------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------------
Net investment income                       .15(c)         .29(c)         .33(c)         .32(c)         .33            .21(d)
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                  .60            .73           (.46)          1.24            .66            .92
--------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                       .75           1.02           (.13)          1.56            .99           1.13
--------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------
From net
investment income                          (.24)          (.29)          (.15)          (.31)          (.32)          (.16)
--------------------------------------------------------------------------------------------------------------------------
In excess of net investment income           --           (.06)            --             --             --             --
--------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                             (.38)          (.08)          (.43)          (.33)          (.18)            --
--------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                          --           (.10)            --             --             --
--------------------------------------------------------------------------------------------------------------------------
Total distributions                        (.62)          (.43)          (.68)          (.64)          (.50)          (.16)
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $10.50         $10.37          $9.78         $10.59          $9.67          $9.18
--------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                     7.32*         10.56          (1.27)         16.80          11.17          13.92*
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                          $25,290        $29,373        $18,868        $12,689         $4,622         $1,366
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                   .88*          1.81           1.89           1.88           1.96           1.10(d)*
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                  1.42*          2.77           3.17           3.19           3.60           2.73(d)*
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                   175.90*        165.48         203.19         219.44         183.67         159.80
--------------------------------------------------------------------------------------------------------------------------

+ Commencement of operations.

* Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Expenses for the year ended September 30, 1995 reflect a reduction of $0.03, $0.03, $0.03, $0.02 and $0.03 per share for class A, class B, class C, class M and class Y, respectively.





Financial highlights
(For a share outstanding throughout the period)

Putnam Asset Allocation: Conservative Portfolio
CLASS Y
--------------------------------------------------------------------------------------------------------------------------
                                       Six months
                                          ended
Per-share                                March 31
operating performance                  (Unaudited)                            Year ended September 30
--------------------------------------------------------------------------------------------------------------------------
                                           2000           1999           1998           1997           1996           1995
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                      $10.42          $9.82         $10.62          $9.69          $9.19          $8.23
--------------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------------
Net investment income                       .19(c)         .36(c)         .41(c)         .40(c)         .38            .36(d)
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                  .61            .75           (.45)          1.23            .68            .89
--------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                       .80           1.11           (.04)          1.63           1.06           1.25
--------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------
From net
investment income                          (.28)          (.36)          (.23)          (.37)          (.38)          (.29)
--------------------------------------------------------------------------------------------------------------------------
In excess of net investment income           --           (.07)            --             --             --             --
--------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                             (.38)          (.08)          (.43)          (.33)          (.18)            --
--------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                          --           (.10)            --             --             --
--------------------------------------------------------------------------------------------------------------------------
Total distributions                        (.66)          (.51)          (.76)          (.70)          (.56)          (.29)
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $10.56         $10.42          $9.82         $10.62          $9.69          $9.19
--------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value  (%)(a)                    7.80*         11.42          (0.44)         17.62          11.99          15.54
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                         $113,988       $110,831        $26,253        $18,760         $6,025         $1,818
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                   .50*          1.06           1.14           1.13           1.22            .92(d)
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                  1.81*          3.50           3.93           3.96           4.45           4.93(d)
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                   175.90*        165.48         203.19         219.44         183.67         159.80
--------------------------------------------------------------------------------------------------------------------------

    + Commencement of operations.

    * Not annualized.

  (a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (b) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

  (c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

  (d) Expenses for the year ended September 30, 1995 reflect a reduction of $0.03, $0.03, $0.03, $0.02 and $0.03 per share for class A, class B, class C, class M and class Y, respectively.




Notes to financial statements
March 31, 2000 (Unaudited)

Note 1
Significant Accounting Policies

Putnam Asset Allocation Funds (the "trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which consists of a series of investment portfolios (the "funds"), each of which is represented by a separate series of shares of beneficial interest. The trust currently offers three funds: Growth Portfolio, Balanced Portfolio and Conservative Portfolio, whose objectives are to seek capital appreciation, total return and total return consistent with preservation of capital, respectively.

The trust offers class A, class B, class C, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam funds and other accounts managed by affiliates of Putnam Investment Management, Inc. ("Putnam Management"), the funds' manager, a wholly owned subsidiary of Putnam Investments, Inc.

Expenses of the trust are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the funds in the preparation of their financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by a pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders. See Sections E, F, G, H and I of Note 1 with respect to valuation of forward currency contracts, futures and options contracts, TBA purchase commitments and TBA sale commitments.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the funds may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The funds, or any joint trading account, through its custodian, receive delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Discounts on zero coupon bonds, original issue discount bonds, stepped-coupon bonds and payment in kind bonds are accreted according to the yield-to-maturity basis. Any premium resulting from the purchase of is amortized on a yield-to-maturity basis.

E) Foreign currency translation The accounting records of the funds are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on each fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Forward currency contracts The funds may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Futures and options contracts The funds may use futures and options contracts to hedge against changes in the values of securities the funds own or expect to purchase. The funds may also write options on securities they own or in which they may invest to increase their current returns.

The potential risk to the funds is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

H) Swap contracts The fund may engage in swap agreements, which are agreements to exchange the return generated by one instrument for the return generated by another instrument. The fund may enter into equity swap agreements, to manage its exposure to equity markets, which involve a commitment by one party to pay interest in exchange for a market-linked return based on a notional amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty, respectively. Equity swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made at the end of the measurement period are recorded as realized gains or losses. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

I) TBA purchase commitments The funds may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 0.01% from the principal amount. The funds hold, and maintain until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the funds may enter into offsetting contracts for the forward sale of other securities they own. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of each fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security valuation" above.

Although the funds will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio or for delivery pursuant to options contracts they have entered into, the funds may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

J) TBA sale commitments The funds may enter into TBA sale commitments to hedge their portfolio positions or to sell mortgage-backed securities they own under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

K) Line of credit The funds have entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the funds maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended March 31, 2000, the funds had no borrowings against the line of credit.

L) Federal taxes It is the policy of the funds to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the funds to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

M) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the funds on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to each fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

N) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the funds. Such fee is based on the following annual rates: 0.700% of the first $500 million of average net assets of each fund, 0.600% of the next $500 million, 0.550% of the next $500 million, 0.500% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.440% of the next $5 billion and 0.430% thereafter.

The trust reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the funds and their staff who provide administrative services to the funds. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for each fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended March 31, 2000, fund expenses were reduced by $237,237, $310,498 and $145,752 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. Each fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $1,736, $1,774 and $953 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

Each fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

Each fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the funds who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

Each fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the funds to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by each fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the six months ended March 31, 2000, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $265,666 and $21,784 from the sale of class A and class M shares, respectively, and received $925,706 and $40,776 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended March 31, 2000, Putnam Mutual Funds Corp., acting as underwriter received $42,768 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended March 31, 2000, cost of purchases and proceeds from sales of investment securities other short-term investments were as follows:
                                               U.S. Government Obligations
---------------------------------------------------------------------------
                                             Purchases               Sales
---------------------------------------------------------------------------
Growth Portfolio                        $   46,221,721      $   75,401,619
---------------------------------------------------------------------------
Balanced Portfolio                         239,054,684         256,585,390
---------------------------------------------------------------------------
Conservative Portfolio                     217,617,722         281,809,050
---------------------------------------------------------------------------

                                                          Other Securities
---------------------------------------------------------------------------
                                             Purchases               Sales
---------------------------------------------------------------------------
Growth Portfolio                        $1,868,755,759      $2,068,332,562
---------------------------------------------------------------------------
Balanced Portfolio                       2,096,421,442       2,281,371,454
---------------------------------------------------------------------------
Conservative Portfolio                     884,345,285         974,149,260
---------------------------------------------------------------------------

Note 4
Capital shares

At March 31, 2000, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                 Six months ended March 31
---------------------------------------------------------------------------
Class A                                                               2000
---------------------------------------------------------------------------
Growth Portfolio                                Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 11,792,151        $177,619,610
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment of distributions           5,418,253          78,943,933
---------------------------------------------------------------------------
Shares repurchased                          (9,306,748)       (139,816,681)
---------------------------------------------------------------------------
Net increase                                 7,903,656        $116,746,862
---------------------------------------------------------------------------

                                                   Year ended September 30
---------------------------------------------------------------------------
Class A                                                               1999
---------------------------------------------------------------------------
Growth Portfolio                                Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 18,752,326        $258,495,329
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment of distributions           1,462,109          18,875,831
---------------------------------------------------------------------------
Shares repurchased                         (25,108,226)       (349,190,266)
---------------------------------------------------------------------------
Net decrease                                (4,893,791)       $(71,819,106)
---------------------------------------------------------------------------

                                                 Six months ended March 31
---------------------------------------------------------------------------
Class B                                                               2000
---------------------------------------------------------------------------
Growth Portfolio                                Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  5,264,665         $78,315,981
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment of distributions           3,565,153          51,302,499
---------------------------------------------------------------------------
Shares repurchased                          (6,159,222)        (91,161,103)
---------------------------------------------------------------------------
Net increase                                 2,670,596         $38,457,377
---------------------------------------------------------------------------

                                                   Year ended September 30
---------------------------------------------------------------------------
Class B                                                               1999
---------------------------------------------------------------------------
Growth Portfolio                                Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  6,079,466         $81,965,810
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment of distributions             703,237           8,980,332
---------------------------------------------------------------------------
Shares repurchased                          (6,754,966)        (91,948,806)
---------------------------------------------------------------------------
Net increase (decrease)                         27,737         $(1,002,664)
---------------------------------------------------------------------------

                                                 Six months ended March 31
---------------------------------------------------------------------------
Class C                                                               2000
---------------------------------------------------------------------------
Growth Portfolio                                Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,956,137         $28,532,670
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment of distributions             764,706          10,904,619
---------------------------------------------------------------------------
Shares repurchased                          (1,224,230)        (17,995,129)
---------------------------------------------------------------------------
Net increase                                 1,496,613         $21,442,160
---------------------------------------------------------------------------

                                                   Year ended September 30
---------------------------------------------------------------------------
Class C                                                               1999
---------------------------------------------------------------------------
Growth Portfolio                                Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,904,307         $25,665,203
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment of distributions             155,976           1,979,527
---------------------------------------------------------------------------
Shares repurchased                          (2,349,688)        (31,738,963)
---------------------------------------------------------------------------
Net decrease                                  (289,405)        $(4,094,233)
---------------------------------------------------------------------------

                                                 Six months ended March 31
---------------------------------------------------------------------------
Class M                                                               2000
---------------------------------------------------------------------------
Growth Portfolio                                Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    816,651         $12,045,402
---------------------------------------------------------------------------
Shares issued in connections
with reinvestment of distributions             471,294           6,786,640
---------------------------------------------------------------------------
Shares repurchased                            (833,078)        (12,406,373)
---------------------------------------------------------------------------
Net increase                                   454,867         $ 6,425,669
---------------------------------------------------------------------------

                                                   Year ended September 30
---------------------------------------------------------------------------
Class M                                                               1999
---------------------------------------------------------------------------
Growth Portfolio                                Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,465,010         $19,502,042
---------------------------------------------------------------------------
Shares issued in connections
with reinvestment of distributions             110,711           1,414,889
---------------------------------------------------------------------------
Shares repurchased                          (1,647,545)        (22,770,812)
---------------------------------------------------------------------------
Net decrease                                   (71,824)        $(1,853,881)
---------------------------------------------------------------------------

                                                 Six months ended March 31
---------------------------------------------------------------------------
Class Y                                                               2000
---------------------------------------------------------------------------
Growth Portfolio                                Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  7,276,165        $110,229,838
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment of distributions           3,170,139          46,414,115
---------------------------------------------------------------------------
Shares repurchased                          (6,260,923)        (94,799,473)
---------------------------------------------------------------------------
Net increase                                 4,185,381         $61,844,480
---------------------------------------------------------------------------

                                                   Year ended September 30
---------------------------------------------------------------------------
Class Y                                                               1999
---------------------------------------------------------------------------
Growth Portfolio                                Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 15,271,247        $214,959,955
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment of distributions             530,451           6,879,074
---------------------------------------------------------------------------
Shares repurchased                          (6,244,410)        (87,204,382)
---------------------------------------------------------------------------
Net increase                                 9,557,288        $134,634,647
---------------------------------------------------------------------------

                                                 Six months ended March 31
---------------------------------------------------------------------------
Class A                                                               2000
---------------------------------------------------------------------------
Balanced Portfolio                              Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 19,574,612        $250,915,152
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment of distributions           6,117,947          76,819,670
---------------------------------------------------------------------------
Shares repurchased                         (13,693,430)       (175,041,199)
---------------------------------------------------------------------------
Net increase                                11,999,129        $152,693,623
---------------------------------------------------------------------------

                                                   Year ended September 30
---------------------------------------------------------------------------
Class A                                                               1999
---------------------------------------------------------------------------
Balanced Portfolio                              Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 26,789,898       $ 319,446,022
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment of distributions           2,657,991          31,312,005
---------------------------------------------------------------------------
Shares repurchased                         (37,757,615)       (455,952,183)
---------------------------------------------------------------------------
Net decrease                                (8,309,726)      $(105,194,156)
---------------------------------------------------------------------------

                                                 Six months ended March 31
---------------------------------------------------------------------------
Class B                                                               2000
---------------------------------------------------------------------------
Balanced Portfolio                              Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  5,384,760        $ 68,586,525
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment of distributions           3,501,930          43,698,291
---------------------------------------------------------------------------
Shares repurchased                          (8,610,049)       (109,840,066)
---------------------------------------------------------------------------
Net increase                                   276,641        $  2,444,750
---------------------------------------------------------------------------

                                                   Year ended September 30
---------------------------------------------------------------------------
Class B                                                               1999
---------------------------------------------------------------------------
Balanced Portfolio                              Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  8,301,654         $98,580,466
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment of distributions           1,124,391          13,101,703
---------------------------------------------------------------------------
Shares repurchased                          (9,541,695)       (113,931,558)
---------------------------------------------------------------------------
Net decrease                                  (115,650)        $(2,249,389)
---------------------------------------------------------------------------

                                                 Six months ended March 31
---------------------------------------------------------------------------
Class C                                                               2000
---------------------------------------------------------------------------
Balanced Portfolio                              Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  2,176,976         $27,507,613
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment of distributions             756,599           9,381,152
---------------------------------------------------------------------------
Shares repurchased                          (1,944,985)        (24,506,208)
---------------------------------------------------------------------------
Net increase                                   988,590         $12,382,557
---------------------------------------------------------------------------

                                                   Year ended September 30
---------------------------------------------------------------------------
Class C                                                               1999
---------------------------------------------------------------------------
Balanced Portfolio                              Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  3,361,616         $40,015,780
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment of distributions             223,409           2,591,926
---------------------------------------------------------------------------
Shares repurchased                          (2,611,861)        (31,143,056)
---------------------------------------------------------------------------
Net increase                                   973,164         $11,464,650
---------------------------------------------------------------------------

                                                 Six months ended March 31
---------------------------------------------------------------------------
Class M                                                               2000
---------------------------------------------------------------------------
Balanced Portfolio                              Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    818,137         $10,449,951
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment of distributions             434,941           5,449,998
---------------------------------------------------------------------------
Shares repurchased                          (1,137,511)        (14,489,027)
---------------------------------------------------------------------------
Net increase                                   115,567         $ 1,410,922
---------------------------------------------------------------------------

                                                   Year ended September 30
---------------------------------------------------------------------------
Class M                                                               1999
---------------------------------------------------------------------------
Balanced Portfolio                              Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,910,023         $22,711,244
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment of distributions             152,511           1,789,141
---------------------------------------------------------------------------
Shares repurchased                          (1,823,486)        (22,015,241)
---------------------------------------------------------------------------
Net increase                                   239,048         $ 2,485,144
---------------------------------------------------------------------------

                                                 Six months ended March 31
---------------------------------------------------------------------------
Class Y                                                               2000
---------------------------------------------------------------------------
Balanced Portfolio                              Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  9,887,734        $124,603,809
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment of distributions           3,226,246          40,515,998
---------------------------------------------------------------------------
Shares repurchased                          (8,288,956)       (106,700,786)
---------------------------------------------------------------------------
Net increase                                 4,825,024        $ 58,419,021
---------------------------------------------------------------------------

                                                   Year ended September 30
---------------------------------------------------------------------------
Class Y                                                               1999
---------------------------------------------------------------------------
Balanced Portfolio                              Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 18,714,733        $226,860,733
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment of distributions             830,901           9,859,556
---------------------------------------------------------------------------
Shares repurchased                          (6,417,534)        (77,593,493)
---------------------------------------------------------------------------
Net increase                                13,128,100        $159,126,796
---------------------------------------------------------------------------

                                                 Six months ended March 31
---------------------------------------------------------------------------
Class A                                                               2000
---------------------------------------------------------------------------
Conservative
Portfolio                                       Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  8,653,844         $90,846,461
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment of distributions           2,214,383          23,056,582
---------------------------------------------------------------------------
Shares repurchased                          (8,959,579)        (94,094,888)
---------------------------------------------------------------------------
Net increase                                 1,908,648         $19,808,155
---------------------------------------------------------------------------

                                                   Year ended September 30
---------------------------------------------------------------------------
Class A                                                               1999
---------------------------------------------------------------------------
Conservative
Portfolio                                       Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 15,911,751        $164,942,186
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment of distributions           1,771,466          18,189,578
---------------------------------------------------------------------------
Shares repurchased                         (19,288,553)       (200,954,773)
---------------------------------------------------------------------------
Net decrease                                (1,605,336)       $(17,823,009)
---------------------------------------------------------------------------

                                                 Six months ended March 31
---------------------------------------------------------------------------
Class B                                                               2000
---------------------------------------------------------------------------
Conservative
Portfolio                                       Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,491,564         $15,590,233
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment of distributions             926,718           9,621,259
---------------------------------------------------------------------------
Shares repurchased                          (2,871,127)        (30,018,258)
---------------------------------------------------------------------------
Net decrease                                  (452,845)        $(4,806,766)
---------------------------------------------------------------------------

                                                   Year ended September 30
---------------------------------------------------------------------------
Class B                                                               1999
---------------------------------------------------------------------------
Conservative
Portfolio                                       Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  4,648,804         $48,054,330
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment of distributions             607,685           6,213,353
---------------------------------------------------------------------------
Shares repurchased                          (3,853,643)        (39,855,674)
---------------------------------------------------------------------------
Net increase                                 1,402,846         $14,412,009
---------------------------------------------------------------------------

                                                 Six months ended March 31
---------------------------------------------------------------------------
Class C                                                               2000
---------------------------------------------------------------------------
Conservative
Portfolio                                       Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    567,593        $  5,931,159
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment of distributions             281,262           2,911,568
---------------------------------------------------------------------------
Shares repurchased                          (2,241,322)        (23,332,999)
---------------------------------------------------------------------------
Net decrease                                (1,392,467)       $(14,490,272)
---------------------------------------------------------------------------

                                                   Year ended September 30
---------------------------------------------------------------------------
Class C                                                               1999
---------------------------------------------------------------------------
Conservative
Portfolio                                       Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  2,910,586         $30,014,096
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment of distributions             187,718           1,916,327
---------------------------------------------------------------------------
Shares repurchased                          (2,098,944)        (21,792,052)
---------------------------------------------------------------------------
Net increase                                   999,360         $10,138,371
---------------------------------------------------------------------------

                                                 Six months ended March 31
---------------------------------------------------------------------------
Class M                                                               2000
---------------------------------------------------------------------------
Conservative
Portfolio                                       Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    348,788         $ 3,650,523
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment of distributions             149,170           1,547,226
---------------------------------------------------------------------------
Shares repurchased                            (923,324)         (9,661,136)
---------------------------------------------------------------------------
Net decrease                                  (425,366)        $(4,463,387)
---------------------------------------------------------------------------

                                                   Year ended September 30
---------------------------------------------------------------------------
Class M                                                               1999
---------------------------------------------------------------------------
Conservative
Portfolio                                       Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,447,538         $14,991,909
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment of distributions              92,868             950,726
---------------------------------------------------------------------------
Shares repurchased                            (635,492)         (6,614,546)
---------------------------------------------------------------------------
Net increase                                   904,914         $ 9,328,089
---------------------------------------------------------------------------

                                                 Six months ended March 31
---------------------------------------------------------------------------
Class Y                                                               2000
---------------------------------------------------------------------------
Conservative
Portfolio                                       Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  3,569,922         $33,567,524
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment of distributions             277,525           6,827,257
---------------------------------------------------------------------------
Shares repurchased                          (3,689,154)        (38,767,648)
---------------------------------------------------------------------------
Net increase                                   158,293         $ 1,627,133
---------------------------------------------------------------------------

                                                   Year ended September 30
---------------------------------------------------------------------------
Class Y                                                               1999
---------------------------------------------------------------------------
Conservative
Portfolio                                       Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 11,982,451        $124,630,096
---------------------------------------------------------------------------
Shares issued in connection with
reinvestment of distributions                  233,490           2,414,799
---------------------------------------------------------------------------
Shares repurchased                          (4,250,057)        (43,742,801)
---------------------------------------------------------------------------
Net increase                                 7,965,884        $ 83,302,094
---------------------------------------------------------------------------

As of March 31, 2000,
Putnam Investments, Inc.
owned the following shares,
                                             %                  Market
Fund                   Shares            Ownership              Value
---------------------------------------------------------------------------
Growth
  Class Y            11,396,523             36.84%          $175,050,593
---------------------------------------------------------------------------
Balanced
  Class Y            30,264,789             79.20%          $400,403,158
---------------------------------------------------------------------------
Conservative
  Class A            11,103,938             29.38%          $117,035,507
  Class M               274,782             11.41              2,885,211
  Class Y             8,029,494             74.35             84,791,457
---------------------------------------------------------------------------


Our commitment to quality service

* CHOOSE AWARD-WINNING SERVICE

Putnam Investments has won the DALBAR Service Award 8 times in the past 9 years. In 1997 and 1998, Putnam was the only company to win all three DALBAR awards: for service to investors, to financial advisors, and to variable annuity contract holders.*

* HELP YOUR INVESTMENTS GROW

Set up a systematic program for investing with as little as $25 a month from a Putnam money market fund or from your checking or savings account.+

* SWITCH FUNDS EASILY

Within the same class of shares, you can move money from one account to another without a service charge. (This privilege is subject to change or termination.)

* ACCESS YOUR MONEY QUICKLY

You can get checks sent regularly or redeem shares any business day at the then-current net asset value, which may be more or less than the original cost of the shares.

For details about any of these or other services, contact your financial advisor or call the toll-free number shown below and speak with a helpful Putnam representative. To learn more about Putnam, visit our Web site.

www.putnaminv.com

To make an additional investment in this or any other Putnam fund, contact your financial advisor or call our toll-free number.

1-800-225-1581

* DALBAR, Inc., an independent research firm, presents the awards to financial services firms that provide consistently excellent service.

+ Regular investing, of course, does not guarantee a profit or protect against a loss in a declining market.



The Putnam family of funds

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund

Capital Opportunities Fund

Europe Growth Fund

Global Equity Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Century Growth Fund

New Opportunities Fund

OTC & Emerging Growth Fund

Research Fund

Tax Smart Equity Fund

Vista Fund

Voyager Fund

Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Small Cap Value Fund

Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Global Governmental Income Trust

High Yield Advantage Fund [DBL. DAGGER]

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Intermediate U.S. Government Income Fund

Money Market Fund**

Preferred Income Fund

Strategic Income Fund*

U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

* Formerly Putnam Diversified Income Trust II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply.  Contact
              Putnam for details.

[SECTION MARK]  Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Check your account balances and current performance at www.putnaminv.com.



Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

William J. Landes
Vice President and Fund Manager

Richard G. Leibovitch
Vice President

Richard A. Monaghan
Vice President

John R. Verani
Vice President

This report is for the information of shareholders of Putnam Asset Allocation Funds. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

www.putnaminv.com

---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------


SA060-60362 250/259/264 5/00



PUTNAM INVESTMENTS                                     [SCALE LOGO OMITTED]
---------------------------------------------------------------------------
Putnam  Asset  Allocation Funds, Growth Portfolio
Supplement to Semiannual Report dated March 31, 2000

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $150 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, C and M shares, which are discussed more extensively in the Semiannual Report.

SEMIANNUAL RESULTS AT A GLANCE
---------------------------------------------------------------------------
Total return                               NAV

Six months ended 3/31/00
9/30/99-3/31/00                           19.19%

Life (annualized)
2/8/94-3/31/00                            16.30%
---------------------------------------------------------------------------
Share value                                NAV

2/8/94 (Inception date)                   $8.50
9/30/99                                  $14.44
3/31/00                                  $15.36
---------------------------------------------------------------------------
Distributions         No.     Income         Capital gains        Total
                                            Short      Long
9/30/99 to 3/31/00     1      $0.199        $0.318    $1.247      $1.764
---------------------------------------------------------------------------
Please note that past performance does not indicate future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full Semiannual Report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.



PUTNAM INVESTMENTS                                     [SCALE LOGO OMITTED]
---------------------------------------------------------------------------
Putnam  Asset  Allocation Funds, Balanced  Portfolio
Supplement to Semiannual Report dated March 31, 2000

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $150 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, C and M shares, which are discussed more extensively in the Semiannual Report.

SEMIANNUAL RESULTS AT A GLANCE
---------------------------------------------------------------------------
Total return                               NAV

Six months ended 3/31/00
9/30/99-3/31/00                           17.13%

Life (annualized)
2/7/94-3/31/00                            14.40%
---------------------------------------------------------------------------
Share value                                NAV

2/7/94 (Inception date)                   $8.50
9/30/99                                  $12.29
3/31/00                                  $13.23
---------------------------------------------------------------------------
Distributions         No.     Income       Capital gains        Total
                                          Short      Long
9/30/99 to 3/31/00     2      $0.17       $0.126    $0.805      $1.101
---------------------------------------------------------------------------
Please note that past performance does not indicate future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full Semiannual Report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.




PUTNAM INVESTMENTS                                     [SCALE LOGO OMITTED]
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Putnam  Asset  Allocation Funds, Conservative Portfolio
Supplement to Semiannual Report dated March 31, 2000

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $150 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, C and M shares, which are discussed more extensively in the Semiannual Report.

SEMIANNUAL RESULTS AT A GLANCE
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Total return                               NAV

Six months ended 3/31/00
9/30/99-3/31/00                           7.80%

Life (annualized)
2/7/94-3/31/00                            9.81%
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Share value                                NAV

2/7/94 (Inception date)                   $8.50
9/30/99                                  $10.42
3/31/00                                  $10.56
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Distributions           No.     Income       Capital gains        Total
                                            Short      Long
9/30/99 to 3/31/00       3      $0.278      $0.088    $0.295     $0.661
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Please note that past performance does not indicate future results.
Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full Semiannual Report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.